                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

           NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY
        NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

           NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY
        NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-III and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                               TABLE OF CONTENTS

Message from New York Life Insurance and Annuity
  Corporation...............................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................      41
Statement of Assets and Liabilities.........................      42
Statement of Operations.....................................      58
Statement of Changes in Net Assets..........................      66
Notes to Financial Statements...............................      82

The Semi-Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Initial and Service Classes
  Capital Appreciation Portfolio - Initial and Service
    Classes
  Cash Management Portfolio
  Common Stock Portfolio - Initial and Service Classes
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial and Service Classes
  Developing Growth Portfolio - Initial and Service Classes
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial and Service Classes
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial and Service
    Classes
  ICAP Select Equity Portfolio - Initial and Service Classes
  Income & Growth Portfolio - Initial and Service Classes
  International Equity Portfolio - Initial and Service
    Classes
  Large Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Core Portfolio - Initial and Service Classes
  Mid Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Value Portfolio - Initial and Service Classes
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial and Service Classes
  Small Cap Growth Portfolio - Initial and Service Classes
  Total Return Portfolio - Initial and Service Classes
  Value Portfolio - Initial and Service Classes
Alger American Small Capitalization - Class O and Class S
  Shares (closed to new investors)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial and Service Shares
Fidelity(R) VIP Contrafund(R) - Initial and Service Class 2
Fidelity(R) VIP Equity-Income - Initial and Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional and Service
  Shares
Janus Aspen Series Worldwide Growth - Institutional and
  Service Shares
MFS(R) Investors Trust Series - Initial and Service Classes
MFS(R) Research Series - Initial and Service Classes
MFS(R) Utilities Series - Initial and Service Classes
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I and
  Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio and Portfolio II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2007 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2007

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER             INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)    5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                       9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares             12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99       6/2/03
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Service Class                           6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class           6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                 1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                   6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class              6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                6/2/03       6/2/03
MainStay VP International Equity -- Service Class           6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                  6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class               6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class               6/2/03       6/2/03
MainStay VP Total Return -- Service Class                   6/2/03       6/2/03
MainStay VP Value -- Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class              5/1/00       6/2/03
MFS(R) Research Series -- Service Class                     5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                    5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                4/30/02       6/2/03
Van Eck Worldwide Hard Assets                               9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   21.08     17.46     15.76       N/A        20.23
CVS Calvert Social Balanced Portfolio                      10.62      6.36      6.43      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        15.11     13.10     13.81       N/A        12.99
Dreyfus IP Technology Growth -- Service Shares             13.32      4.34      6.55       N/A         6.55
Fidelity(R) VIP Contrafund(R) -- Service Class 2           15.13     13.75     12.19      9.16        15.74
Fidelity(R) VIP Equity-Income -- Service Class 2           22.23     12.35     10.37      6.71        13.54
Fidelity(R) VIP Mid Cap -- Service Class 2                 16.64     18.82     16.88       N/A        19.83
Janus Aspen Series Balanced -- Service Shares              13.85      8.80      6.96       N/A         8.02
Janus Aspen Series Worldwide Growth -- Service Shares      29.89     13.36      7.71       N/A        12.44
MainStay VP Balanced -- Service Class                       9.88       N/A       N/A       N/A         7.64
MainStay VP Bond -- Service Class                           4.54      2.21      3.04      4.13         1.19
MainStay VP Capital Appreciation -- Service Class          15.07      7.24      5.41      2.39         8.20
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                  3.44      2.08      0.98      2.10         2.38
MainStay VP Common Stock -- Service Class                  19.65     11.44      8.61      5.93        12.40
MainStay VP Conservative Allocation -- Service Class       10.94       N/A       N/A       N/A         7.49
MainStay VP Convertible -- Service Class                   14.28      8.79      8.43      6.92         8.88
MainStay VP Developing Growth -- Service Class             20.98     13.94     10.22       N/A        14.66
MainStay VP Floating Rate -- Service Class                  4.97       N/A       N/A       N/A         3.46
MainStay VP Government -- Service Class                     3.58      1.85      2.00      3.74         0.47
MainStay VP Growth Allocation -- Service Class             20.01       N/A       N/A       N/A        14.03
MainStay VP High Yield Corporate Bond -- Service Class      9.58      7.38     11.33      6.67         9.32
MainStay VP ICAP Select Equity -- Service Class(6)         22.47     12.44      9.52       N/A        12.94
MainStay VP Income & Growth -- Service Class               20.76     10.56      9.63       N/A        11.53
MainStay VP International Equity -- Service Class          24.38     17.99     13.80      7.04        18.08
MainStay VP Large Cap Growth -- Service Class              16.85      6.32      4.41       N/A         6.02
MainStay VP Mid Cap Core -- Service Class                  20.36     17.73     14.92       N/A        18.99
MainStay VP Mid Cap Growth -- Service Class                16.90     18.18     13.18       N/A        19.64
MainStay VP Mid Cap Value -- Service Class                 18.13     11.86      9.64       N/A        14.11
MainStay VP Moderate Allocation -- Service Class           14.22       N/A       N/A       N/A         9.90
MainStay VP Moderate Growth Allocation -- Service Class    17.27       N/A       N/A       N/A        12.59
MainStay VP S&P 500 Index(7) -- Service Class              18.21      9.55      8.62      5.10        10.76
MainStay VP Small Cap Growth -- Service Class               4.46      6.13      7.03       N/A        10.16
MainStay VP Total Return -- Service Class                  12.97      7.53      6.56      4.38         7.42
MainStay VP Value -- Service Class                         18.65     11.51      8.40      5.35        13.11
MFS(R) Investors Trust Series -- Service Class             18.75     10.55      7.99       N/A        10.30
MFS(R) Research Series -- Service Class                    20.05     11.13      9.01       N/A        11.92
MFS(R) Utilities Series -- Service Class                   41.54     28.66     23.46       N/A        27.63
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   22.79     16.08       N/A       N/A        16.18
Royce Micro-Cap Portfolio -- Investment Class              17.17     15.05     14.03     16.34        23.44
Royce Small-Cap Portfolio -- Investment Class              20.43     15.00     13.54     14.05        16.75
T. Rowe Price Equity Income Portfolio -- II                20.44     11.85      9.85       N/A        12.64
Van Eck Worldwide Hard Assets                              30.57     39.08     28.26     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class II         46.50     37.77       N/A       N/A        35.59
Victory VIF Diversified Stock -- Class A Shares            19.36     10.72     10.00       N/A        12.51
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)   14.08     15.75     15.20       N/A        19.53
CVS Calvert Social Balanced Portfolio                       3.65      4.26      5.64      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         8.11     11.25     13.21       N/A        10.76
Dreyfus IP Technology Growth -- Service Shares              6.32      2.16      5.76       N/A         5.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2            8.13     11.92     11.55      9.16        14.95
Fidelity(R) VIP Equity-Income -- Service Class 2           15.23     10.47      9.68      6.71        12.70
Fidelity(R) VIP Mid Cap -- Service Class 2                  9.64     17.14     16.34       N/A        18.87
Janus Aspen Series Balanced -- Service Shares               6.85      6.80      6.19       N/A         7.04
Janus Aspen Series Worldwide Growth -- Service Shares      22.89     11.52      6.96       N/A        11.57
MainStay VP Balanced -- Service Class                       2.95       N/A       N/A       N/A         4.63
MainStay VP Bond -- Service Class                          (2.04)     0.02      2.13      4.13         0.06
MainStay VP Capital Appreciation -- Service Class           8.07      5.18      4.59      2.39         7.22
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                 (3.08)    (0.11)     0.06      2.10         2.38
MainStay VP Common Stock -- Service Class                  12.65      9.53      7.88      5.93        11.53
MainStay VP Conservative Allocation -- Service Class        3.95       N/A       N/A       N/A         2.55
MainStay VP Convertible -- Service Class                    7.28      6.78      7.69      6.92         7.92
MainStay VP Developing Growth -- Service Class             13.98     12.11      9.53       N/A        13.84
MainStay VP Floating Rate -- Service Class                 (1.64)      N/A       N/A       N/A         0.40
MainStay VP Government -- Service Class                    (2.95)    (0.34)     1.06      3.74        (0.66)
MainStay VP Growth Allocation -- Service Class             13.01       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Service Class      2.68      5.32     10.68      6.67         8.38
MainStay VP ICAP Select Equity -- Service Class(6)         15.47     10.56      8.82       N/A        12.09
MainStay VP Income & Growth -- Service Class               13.76      8.62      8.92       N/A        10.63
MainStay VP International Equity -- Service Class          17.38     16.29     13.20      7.04        17.34
MainStay VP Large Cap Growth -- Service Class               9.85      4.21      3.55       N/A         4.98
MainStay VP Mid Cap Core -- Service Class                  13.36     16.02     14.35       N/A        18.26
MainStay VP Mid Cap Growth -- Service Class                 9.90     16.48     12.56       N/A        18.93
MainStay VP Mid Cap Value -- Service Class                 11.13      9.97      8.94       N/A        13.28
MainStay VP Moderate Allocation -- Service Class            7.22       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth Allocation -- Service Class    10.27       N/A       N/A       N/A         7.71
MainStay VP S&P 500 Index(7) -- Service Class              11.21      7.57      7.89      5.10         9.85
MainStay VP Small Cap Growth -- Service Class              (2.12)     4.02      6.26       N/A         9.24
MainStay VP Total Return -- Service Class                   5.97      5.47      5.77      4.38         6.42
MainStay VP Value -- Service Class                         11.65      9.60      7.67      5.35        12.26
MFS(R) Investors Trust Series -- Service Class             11.75      8.61      7.25       N/A         9.37
MFS(R) Research Series -- Service Class                    13.05      9.21      8.29       N/A        11.03
MFS(R) Utilities Series -- Service Class                   34.54     27.23     23.03       N/A        26.75
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   15.79     14.33       N/A       N/A        15.21
Royce Micro-Cap Portfolio -- Investment Class              10.17     13.26     13.44     16.34        20.87
Royce Small-Cap Portfolio -- Investment Class              13.43     13.21     12.93     14.05        14.00
T. Rowe Price Equity Income Portfolio -- II                13.44      9.95      9.15       N/A        11.78
Van Eck Worldwide Hard Assets                              23.57     37.86     27.89     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class II         39.50     36.53       N/A       N/A        35.10
Victory VIF Diversified Stock -- Class A Shares            12.36      8.78      9.31       N/A        11.00
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares(4)   9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                       9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares             8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class              1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class             10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares        9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                   9/13/93      10/1/96
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Initial Class                          1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class          1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                 1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                  1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                   10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class              5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Initial Class                    1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class      5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)          5/1/98       5/1/98
MainStay VP Income & Growth -- Initial Class                5/1/98       5/1/98
MainStay VP International Equity -- Initial Class           5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class               5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                   7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                 7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                  7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class              1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class               7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                  1/29/93       5/1/95
MainStay VP Value -- Initial Class                          5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class             10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                    7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                    5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                      3/31/94       5/1/98
Van Eck Worldwide Hard Assets                               9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I          10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)   21.39     17.74     16.05      4.71         3.94
CVS Calvert Social Balanced Portfolio                      10.62      6.36      6.43      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        15.11     13.10     13.81       N/A        12.99
Dreyfus IP Technology Growth -- Initial Shares             13.66      4.60      6.83       N/A        (0.48)
Fidelity(R) VIP Contrafund(R) -- Initial Class             15.40     14.03     12.46      9.38        10.39
Fidelity(R) VIP Equity-Income -- Initial Class             22.58     12.64     10.65      6.93         8.34
Fidelity(R) VIP Mid Cap -- Service Class 2                 16.64     18.82     16.88       N/A        19.83
Janus Aspen Series Balanced -- Institutional Shares        14.12      9.08      7.22      8.24         8.99
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                   30.23     13.66      7.97      5.43         7.03
MainStay VP Balanced -- Service Class                       9.88       N/A       N/A       N/A         7.64
MainStay VP Bond -- Initial Class                           4.80      2.48      3.30      4.40         4.32
MainStay VP Capital Appreciation -- Initial Class          15.36      7.52      5.68      2.66         6.01
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                  3.44      2.08      0.98      2.10         2.38
MainStay VP Common Stock -- Initial Class                  19.95     11.73      8.88      6.20         9.21
MainStay VP Conservative Allocation -- Service Class       10.94       N/A       N/A       N/A         7.49
MainStay VP Convertible -- Initial Class                   14.56      9.06      8.70      7.18         7.52
MainStay VP Developing Growth -- Initial Class             21.28     14.23     10.50       N/A         2.49
MainStay VP Floating Rate -- Service Class                  4.97       N/A       N/A       N/A         3.46
MainStay VP Government -- Initial Class                     3.84      2.11      2.26      3.97         3.97
MainStay VP Growth Allocation -- Service Class             20.01       N/A       N/A       N/A        14.03
MainStay VP High Yield Corporate Bond -- Initial Class      9.86      7.66     11.61      6.94         8.21
MainStay VP ICAP Select Equity -- Initial Class(6)         22.78     12.71      9.79       N/A         4.44
MainStay VP Income & Growth -- Initial Class               21.06     10.82      9.89       N/A         3.94
MainStay VP International Equity -- Initial Class          24.69     18.28     14.08      7.30         8.37
MainStay VP Large Cap Growth -- Initial Class              17.15      6.58      4.66       N/A         4.00
MainStay VP Mid Cap Core -- Initial Class                  20.66     18.02     15.21       N/A        10.92
MainStay VP Mid Cap Growth -- Initial Class                17.19     18.48     13.46       N/A         7.99
MainStay VP Mid Cap Value -- Initial Class                 18.43     12.15      9.92       N/A         7.79
MainStay VP Moderate Allocation -- Service Class           14.22       N/A       N/A       N/A         9.90
MainStay VP Moderate Growth Allocation -- Service Class    17.27       N/A       N/A       N/A        12.59
MainStay VP S&P 500 Index(7) -- Initial Class              18.50      9.84      8.89      5.37         8.95
MainStay VP Small Cap Growth -- Initial Class               4.72      6.39      7.30       N/A         2.73
MainStay VP Total Return -- Initial Class                  13.25      7.81      6.83      4.65         6.50
MainStay VP Value -- Initial Class                         18.95     11.80      8.67      5.62         8.32
MFS(R) Investors Trust Series -- Initial Class             19.07     10.83      8.26      3.92         1.81
MFS(R) Research Series -- Initial Class                    20.39     11.42      9.28      3.95         2.74
MFS(R) Utilities Series -- Service Class                   41.54     28.66     23.46       N/A        27.63
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   22.79     16.08       N/A       N/A        16.18
Royce Micro-Cap Portfolio -- Investment Class              17.17     15.05     14.03     16.34        23.44
Royce Small-Cap Portfolio -- Investment Class              20.43     15.00     13.54     14.05        16.75
T. Rowe Price Equity Income Portfolio                      20.69     12.11     10.12      7.87         6.62
Van Eck Worldwide Hard Assets                              30.57     39.08     28.26     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class I          46.47     37.77     26.84      8.01         9.49
Victory VIF Diversified Stock -- Class A Shares            19.36     10.72     10.00       N/A        12.51
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)   14.39     16.03     15.49      4.71         3.94
CVS Calvert Social Balanced Portfolio                       3.65      4.26      5.64      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         8.11     11.25     13.21       N/A        10.76
Dreyfus IP Technology Growth -- Initial Shares              6.66      2.42      6.05       N/A        (1.09)
Fidelity(R) VIP Contrafund(R) -- Initial Class              8.40     12.21     11.83      9.38        10.39
Fidelity(R) VIP Equity-Income -- Initial Class             15.58     10.77      9.97      6.93         8.34
Fidelity(R) VIP Mid Cap -- Service Class 2                  9.64     17.14     16.34       N/A        18.87
Janus Aspen Series Balanced -- Institutional Shares         7.12      7.08      6.45      8.24         8.99
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                   23.23     11.82      7.23      5.43         7.03
MainStay VP Balanced -- Service Class                       2.95       N/A       N/A       N/A         4.63
MainStay VP Bond -- Initial Class                          (1.80)     0.28      2.40      4.40         4.32
MainStay VP Capital Appreciation -- Initial Class           8.36      5.47      4.87      2.66         6.01
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                 (3.08)    (0.11)     0.06      2.10         2.38
MainStay VP Common Stock -- Initial Class                  12.95      9.83      8.16      6.20         9.21
MainStay VP Conservative Allocation -- Service Class        3.95       N/A       N/A       N/A         2.55
MainStay VP Convertible -- Initial Class                    7.56      7.06      7.97      7.18         7.52
MainStay VP Developing Growth -- Initial Class             14.28     12.42      9.82       N/A         2.49
MainStay VP Floating Rate -- Service Class                 (1.64)      N/A       N/A       N/A         0.40
MainStay VP Government -- Initial Class                    (2.70)    (0.08)     1.33      3.97         3.97
MainStay VP Growth Allocation -- Service Class             13.01       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Initial Class      2.94      5.61     10.96      6.94         8.21
MainStay VP ICAP Select Equity -- Initial Class(6)         15.78     10.84      9.09       N/A         4.44
MainStay VP Income & Growth -- Initial Class               14.06      8.89      9.19       N/A         3.94
MainStay VP International Equity -- Initial Class          17.69     16.59     13.48      7.30         8.37
MainStay VP Large Cap Growth -- Initial Class              10.15      4.49      3.82       N/A         4.00
MainStay VP Mid Cap Core -- Initial Class                  13.66     16.32     14.64       N/A        10.52
MainStay VP Mid Cap Growth -- Initial Class                10.19     16.79     12.85       N/A         7.53
MainStay VP Mid Cap Value -- Initial Class                 11.43     10.26      9.22       N/A         7.33
MainStay VP Moderate Allocation -- Service Class            7.22       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth Allocation -- Service Class    10.27       N/A       N/A       N/A         7.71
MainStay VP S&P 500 Index(7) -- Initial Class              11.50      7.87      8.17      5.37         8.95
MainStay VP Small Cap Growth -- Initial Class              (1.88)     4.29      6.53       N/A         2.14
MainStay VP Total Return -- Initial Class                   6.25      5.76      6.05      4.65         6.50
MainStay VP Value -- Initial Class                         11.95      9.90      7.95      5.62         8.32
MFS(R) Investors Trust Series -- Initial Class             12.07      8.90      7.52      3.92         1.81
MFS(R) Research Series -- Initial Class                    13.39      9.51      8.57      3.95         2.74
MFS(R) Utilities Series -- Service Class                   34.54     27.23     23.03       N/A        26.75
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S   15.79     14.33       N/A       N/A        15.21
Royce Micro-Cap Portfolio -- Investment Class              10.17     13.26     13.44     16.34        20.87
Royce Small-Cap Portfolio -- Investment Class              13.43     13.21     12.93     14.05        14.00
T. Rowe Price Equity Income Portfolio                      13.69     10.22      9.43      7.87         6.62
Van Eck Worldwide Hard Assets                              23.57     37.86     27.89     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class I          39.47     36.53     26.45      8.01         9.49
Victory VIF Diversified Stock -- Class A Shares            12.36      8.78      9.31       N/A        11.00
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay Conservative Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth
Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial and Service Class Portfolios with and into the MainStay VP ICAP Select Equity -- Initial and Service Class Portfolios on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of the New York Life Variable Annuity were discontinued as of December 4, 2006. Current policyowners may continue to make additional premium payments subject to their contract provisions. Existing policies will continue to be serviced.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)       5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                          9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                    1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class          2/13/06      2/13/06
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)             6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class              2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class       2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)      21.08     17.46     15.76       N/A        20.23
CVS Calvert Social Balanced Portfolio                         10.62      6.36      6.43      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class B     15.11     13.10     13.81       N/A        12.99
Dreyfus IP Technology Growth -- Service Shares                13.32      4.34      6.55       N/A         6.55
Fidelity(R) VIP Contrafund(R) -- Service Class 2              15.13     13.75     12.19      9.16        15.74
Fidelity(R) VIP Equity-Income -- Service Class 2              22.23     12.35     10.37      6.71        13.54
Fidelity(R) VIP Mid Cap -- Service Class 2                    16.64     18.82     16.88       N/A        19.83
Janus Aspen Series Balanced -- Service Shares                 13.85      8.80      6.96       N/A         8.02
Janus Aspen Series Worldwide Growth -- Service Shares         29.89     13.36      7.71       N/A        12.44
MainStay VP Balanced -- Service Class                          9.88       N/A       N/A       N/A         7.64
MainStay VP Bond -- Service Class                              4.54      2.21      3.04      4.13         1.19
MainStay VP Capital Appreciation -- Service Class             15.07      7.24      5.41      2.39         8.20
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                     3.44      2.08      0.98      2.10         2.38
MainStay VP Common Stock -- Service Class                     19.65     11.44      8.61      5.93        12.40
MainStay VP Conservative Allocation -- Service Class          10.94       N/A       N/A       N/A         7.49
MainStay VP Convertible -- Service Class                      14.28      8.79      8.43      6.92         8.88
MainStay VP Developing Growth -- Service Class                20.98     13.94     10.22       N/A        14.66
MainStay VP Floating Rate -- Service Class                     4.97       N/A       N/A       N/A         3.46
MainStay VP Government -- Service Class                        3.58      1.85      2.00      3.74         0.47
MainStay VP Growth Allocation -- Service Class                20.01       N/A       N/A       N/A        14.03
MainStay VP High Yield Corporate Bond -- Service Class         9.58      7.38     11.33      6.67         9.32
MainStay VP ICAP Select Equity -- Service Class(6)            22.47     12.44      9.52       N/A        12.94
MainStay VP Income & Growth -- Service Class                  20.76     10.56      9.63       N/A        11.53
MainStay VP International Equity -- Service Class             24.38     17.99     13.80      7.04        18.08
MainStay VP Large Cap Growth -- Service Class                 16.85      6.32      4.41       N/A         6.02
MainStay VP Mid Cap Core -- Service Class                     20.36     17.73     14.92       N/A        18.99
MainStay VP Mid Cap Growth -- Service Class                   16.90     18.18     13.18       N/A        19.64
MainStay VP Mid Cap Value -- Service Class                    18.13     11.86      9.64       N/A        14.11
MainStay VP Moderate Allocation -- Service Class              14.22       N/A       N/A       N/A         9.90
MainStay VP Moderate Growth Allocation -- Service Class       17.27       N/A       N/A       N/A        12.59
MainStay VP S&P 500 Index(7) -- Service Class                 18.21      9.55      8.62      5.10        10.76
MainStay VP Small Cap Growth -- Service Class                  4.46      6.13      7.03       N/A        10.16
MainStay VP Total Return -- Service Class                     12.97      7.53      6.56      4.38         7.42
MainStay VP Value -- Service Class                            18.65     11.51      8.40      5.35        13.11
MFS(R) Investors Trust Series -- Service Class                18.75     10.55      7.99       N/A        10.30
MFS(R) Research Series -- Service Class                       20.05     11.13      9.01       N/A        11.92
MFS(R) Utilities Series -- Service Class                      41.54     28.66     23.46       N/A        27.63
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      22.79     16.08       N/A       N/A        16.18
Royce Micro-Cap Portfolio -- Investment Class                 17.17     15.05     14.03     16.34        23.44
Royce Small-Cap Portfolio -- Investment Class                 20.43     15.00     13.54     14.05        16.75
T. Rowe Price Equity Income Portfolio -- II                   20.44     11.85      9.85       N/A        12.64
Van Eck Worldwide Hard Assets                                 30.57     39.08     28.26     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class II            46.50     37.77       N/A       N/A        35.59
Victory VIF Diversified Stock -- Class A Shares               19.36     10.72     10.00       N/A        12.51
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)      13.45     15.37     14.80       N/A        19.03
CVS Calvert Social Balanced Portfolio                          3.65      4.08      5.46      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class B      7.86     10.84     12.78       N/A        10.27
Dreyfus IP Technology Growth -- Service Shares                 6.18      2.10      5.57       N/A         5.36
Fidelity(R) VIP Contrafund(R) -- Service Class 2               7.87     11.52     11.16      9.16        14.44
Fidelity(R) VIP Equity-Income -- Service Class 2              14.52     10.06      9.35      6.71        12.26
Fidelity(R) VIP Mid Cap -- Service Class 2                     9.29     16.78     15.96       N/A        18.47
Janus Aspen Series Balanced -- Service Shares                  6.68      6.47      5.98       N/A         6.81
Janus Aspen Series Worldwide Growth -- Service Shares         21.71     11.11      6.72       N/A        11.18
MainStay VP Balanced -- Service Class                          2.95       N/A       N/A       N/A         4.45
MainStay VP Bond -- Service Class                             (2.04)     0.02      2.09      4.13         0.06
MainStay VP Capital Appreciation -- Service Class              7.82      4.94      4.45      2.39         6.98
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                    (3.08)    (0.11)     0.06      2.10         2.38
MainStay VP Common Stock -- Service Class                     12.11      9.11      7.61      5.93        11.13
MainStay VP Conservative Allocation -- Service Class           3.95       N/A       N/A       N/A         2.55
MainStay VP Convertible -- Service Class                       7.08      6.45      7.43      6.92         7.65
MainStay VP Developing Growth -- Service Class                13.36     11.71      9.20       N/A        13.36
MainStay VP Floating Rate -- Service Class                    (1.64)      N/A       N/A       N/A         0.40
MainStay VP Government -- Service Class                       (2.95)    (0.34)     1.06      3.74        (0.66)
MainStay VP Growth Allocation -- Service Class                12.45       N/A       N/A       N/A         8.79
MainStay VP High Yield Corporate Bond -- Service Class         2.68      5.08     10.31      6.67         8.10
MainStay VP ICAP Select Equity -- Service Class(6)            14.75     10.15      8.52       N/A        11.68
MainStay VP Income & Growth -- Service Class                  13.15      8.19      8.62       N/A        10.27
MainStay VP International Equity -- Service Class             16.54     15.92     12.77      7.04        16.81
MainStay VP Large Cap Growth -- Service Class                  9.49      4.04      3.45       N/A         4.83
MainStay VP Mid Cap Core -- Service Class                     12.78     15.65     13.93       N/A        17.75
MainStay VP Mid Cap Growth -- Service Class                    9.54     16.12     12.14       N/A        18.42
MainStay VP Mid Cap Value -- Service Class                    10.69      9.55      8.64       N/A        12.82
MainStay VP Moderate Allocation -- Service Class               7.02       N/A       N/A       N/A         4.85
MainStay VP Moderate Growth Allocation -- Service Class        9.89       N/A       N/A       N/A         7.42
MainStay VP S&P 500 Index(7) -- Service Class                 10.76      7.20      7.62      5.10         9.51
MainStay VP Small Cap Growth -- Service Class                 (2.12)     3.85      6.05       N/A         8.92
MainStay VP Total Return -- Service Class                      5.85      5.22      5.58      4.38         6.21
MainStay VP Value -- Service Class                            11.17      9.19      7.41      5.35        11.84
MFS(R) Investors Trust Series -- Service Class                11.26      8.18      7.00       N/A         9.05
MFS(R) Research Series -- Service Class                       12.48      8.78      8.01       N/A        10.65
MFS(R) Utilities Series -- Service Class                      33.04     26.92     22.72       N/A        26.38
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      15.05     13.94       N/A       N/A        14.80
Royce Micro-Cap Portfolio -- Investment Class                  9.79     12.87     13.01     16.34        20.31
Royce Small-Cap Portfolio -- Investment Class                 12.84     12.82     12.49     14.05        13.40
T. Rowe Price Equity Income Portfolio -- II                   12.86      9.53      8.84       N/A        11.37
Van Eck Worldwide Hard Assets                                 22.34     37.60     27.62     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class II            38.00     36.26       N/A       N/A        34.76
Victory VIF Diversified Stock -- Class A Shares               11.84      8.36      8.99       N/A        10.54
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares(4)     9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                         9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares               8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares  9/13/93      10/1/96
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Bond -- Initial Class                            1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class            1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                   1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                    1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                     10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Initial Class                      1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)            5/1/98       5/1/98
MainStay VP Income & Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP International Equity -- Initial Class             5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                 5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                    7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class                1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                 7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                    1/29/93       5/1/95
MainStay VP Value -- Initial Class                            5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class               10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                      7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S     2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                        3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                 9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)      21.39     17.74     16.05      4.71         3.94
CVS Calvert Social Balanced Portfolio                         10.62      6.36      6.43      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class B     15.11     13.10     13.81       N/A        12.99
Dreyfus IP Technology Growth -- Initial Shares                13.66      4.60      6.83       N/A        (0.48)
Fidelity(R) VIP Contrafund(R) -- Initial Class                15.40     14.03     12.46      9.38        10.39
Fidelity(R) VIP Equity-Income -- Initial Class                22.58     12.64     10.65      6.93         8.34
Fidelity(R) VIP Mid Cap -- Service Class 2                    16.64     18.82     16.88       N/A        19.83
Janus Aspen Series Balanced -- Institutional Shares           14.12      9.08      7.22      8.24         8.99
Janus Aspen Series Worldwide Growth -- Institutional Shares   30.23     13.66      7.97      5.43         7.03
MainStay VP Balanced -- Service Class                          9.88       N/A       N/A       N/A         7.64
MainStay VP Bond -- Initial Class                              4.80      2.48      3.30      4.40         4.32
MainStay VP Capital Appreciation -- Initial Class             15.36      7.52      5.68      2.66         6.01
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                     3.44      2.08      0.98      2.10         2.38
MainStay VP Common Stock -- Initial Class                     19.95     11.73      8.88      6.20         9.21
MainStay VP Conservative Allocation -- Service Class          10.94       N/A       N/A       N/A         7.49
MainStay VP Convertible -- Initial Class                      14.56      9.06      8.70      7.18         7.52
MainStay VP Developing Growth -- Initial Class                21.28     14.23     10.50       N/A         2.49
MainStay VP Floating Rate -- Service Class                     4.97       N/A       N/A       N/A         3.46
MainStay VP Government -- Initial Class                        3.84      2.11      2.26      3.97         3.97
MainStay VP Growth Allocation -- Service Class                20.01       N/A       N/A       N/A        14.03
MainStay VP High Yield Corporate Bond -- Initial Class         9.86      7.66     11.61      6.94         8.21
MainStay VP ICAP Select Equity -- Initial Class(6)            22.78     12.71      9.79       N/A         4.44
MainStay VP Income & Growth -- Initial Class                  21.06     10.82      9.89       N/A         3.94
MainStay VP International Equity -- Initial Class             24.69     18.28     14.08      7.30         8.37
MainStay VP Large Cap Growth -- Initial Class                 17.15      6.58      4.66       N/A         4.00
MainStay VP Mid Cap Core -- Initial Class                     20.66     18.02     15.21       N/A        10.92
MainStay VP Mid Cap Growth -- Initial Class                   17.19     18.48     13.46       N/A         7.99
MainStay VP Mid Cap Value -- Initial Class                    18.43     12.15      9.92       N/A         7.79
MainStay VP Moderate Allocation -- Service Class              14.22       N/A       N/A       N/A         9.90
MainStay VP Moderate Growth Allocation -- Service Class       17.27       N/A       N/A       N/A        12.59
MainStay VP S&P 500 Index(7) -- Initial Class                 18.50      9.84      8.89      5.37         8.95
MainStay VP Small Cap Growth -- Initial Class                  4.72      6.39      7.30       N/A         2.73
MainStay VP Total Return -- Initial Class                     13.25      7.81      6.83      4.65         6.50
MainStay VP Value -- Initial Class                            18.95     11.80      8.67      5.62         8.32
MFS(R) Investors Trust Series -- Initial Class                19.07     10.83      8.26      3.92         1.81
MFS(R) Research Series -- Initial Class                       20.39     11.42      9.28      3.95         2.74
MFS(R) Utilities Series -- Service Class                      41.54     28.66     23.46       N/A        27.63
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      22.79     16.08       N/A       N/A        16.18
Royce Micro-Cap Portfolio -- Investment Class                 17.17     15.05     14.03     16.34        23.44
Royce Small-Cap Portfolio -- Investment Class                 20.43     15.00     13.54     14.05        16.75
T. Rowe Price Equity Income Portfolio                         20.69     12.11     10.12      7.87         6.62
Van Eck Worldwide Hard Assets                                 30.57     39.08     28.26     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class I             46.47     37.77     26.84      8.01         9.49
Victory VIF Diversified Stock -- Class A Shares               19.36     10.72     10.00       N/A        12.51
----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)      13.74     15.65     15.09      4.71         3.94
CVS Calvert Social Balanced Portfolio                          3.65      4.08      5.46      4.14         6.12
Columbia Small Cap Value Fund, Variable Series -- Class B      7.86     10.84     12.78       N/A        10.27
Dreyfus IP Technology Growth -- Initial Shares                 6.50      2.35      5.85       N/A        (1.09)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 8.13     11.81     11.43      9.38        10.39
Fidelity(R) VIP Equity-Income -- Initial Class                14.86     10.36      9.63      6.93         8.34
Fidelity(R) VIP Mid Cap -- Service Class 2                     9.29     16.78     15.96       N/A        18.47
Janus Aspen Series Balanced -- Institutional Shares            6.93      6.74      6.24      8.24         8.99
Janus Aspen Series Worldwide Growth -- Institutional Shares   22.03     11.42      6.98      5.43         7.03
MainStay VP Balanced -- Service Class                          2.95       N/A       N/A       N/A         4.45
MainStay VP Bond -- Initial Class                             (1.80)     0.28      2.35      4.40         4.32
MainStay VP Capital Appreciation -- Initial Class              8.09      5.22      4.71      2.66         6.01
MainStay VP Cash Management -- Current 7-day yield is
  3.36%(5)                                                    (3.08)    (0.11)     0.06      2.10         2.38
MainStay VP Common Stock -- Initial Class                     12.39      9.42      7.89      6.20         9.21
MainStay VP Conservative Allocation -- Service Class           3.95       N/A       N/A       N/A         2.55
MainStay VP Convertible -- Initial Class                       7.35      6.72      7.70      7.18         7.52
MainStay VP Developing Growth -- Initial Class                13.64     12.02      9.48       N/A         2.49
MainStay VP Floating Rate -- Service Class                    (1.64)      N/A       N/A       N/A         0.40
MainStay VP Government -- Initial Class                       (2.70)    (0.08)     1.32      3.97         3.97
MainStay VP Growth Allocation -- Service Class                12.45       N/A       N/A       N/A         8.79
MainStay VP High Yield Corporate Bond -- Initial Class         2.94      5.35     10.59      6.94         8.21
MainStay VP ICAP Select Equity -- Initial Class(6)            15.04     10.43      8.78       N/A         4.44
MainStay VP Income & Growth -- Initial Class                  13.44      8.47      8.88       N/A         3.94
MainStay VP International Equity -- Initial Class             16.83     16.22     13.06      7.30         8.37
MainStay VP Large Cap Growth -- Initial Class                  9.77      4.29      3.70       N/A         4.00
MainStay VP Mid Cap Core -- Initial Class                     13.06     15.95     14.23       N/A        10.24
MainStay VP Mid Cap Growth -- Initial Class                    9.81     16.42     12.42       N/A         7.33
MainStay VP Mid Cap Value -- Initial Class                    10.97      9.85      8.91       N/A         7.14
MainStay VP Moderate Allocation -- Service Class               7.02       N/A       N/A       N/A         4.85
MainStay VP Moderate Growth Allocation -- Service Class        9.89       N/A       N/A       N/A         7.42
MainStay VP S&P 500 Index(7) -- Initial Class                 11.04      7.48      7.90      5.37         8.95
MainStay VP Small Cap Growth -- Initial Class                 (1.88)     4.11      6.31       N/A         2.10
MainStay VP Total Return -- Initial Class                      6.12      5.50      5.85      4.65         6.50
MainStay VP Value -- Initial Class                            11.45      9.48      7.68      5.62         8.32
MFS(R) Investors Trust Series -- Initial Class                11.57      8.47      7.27      3.92         1.81
MFS(R) Research Series -- Initial Class                       12.80      9.09      8.28      3.95         2.74
MFS(R) Utilities Series -- Service Class                      33.04     26.92     22.72       N/A        26.38
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      15.05     13.94       N/A       N/A        14.80
Royce Micro-Cap Portfolio -- Investment Class                  9.79     12.87     13.01     16.34        20.31
Royce Small-Cap Portfolio -- Investment Class                 12.84     12.82     12.49     14.05        13.40
T. Rowe Price Equity Income Portfolio                         13.09      9.81      9.11      7.87         6.62
Van Eck Worldwide Hard Assets                                 22.34     37.60     27.62     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class I             37.97     36.26     26.18      8.01         9.49
Victory VIF Diversified Stock -- Class A Shares               11.84      8.36      8.99       N/A        10.54
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) This version of the New York Life Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial and Service Class Portfolios with and into the MainStay VP ICAP Select Equity -- Initial and Service Class Portfolios on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                   INVESTMENT
                                                       PORTFOLIO    DIVISION
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER     INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                     DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class S
  Shares(3)                                              5/1/02     11/15/04     20.90     17.29     15.59       N/A
CVS Calvert Social Balanced Portfolio                    9/2/86     11/15/04     10.46      6.20      6.27      3.98
Columbia Small Cap Value Fund, Variable
  Series -- Class B                                      6/1/00     11/15/04     14.94     12.93     13.64       N/A
Dreyfus IP Technology Growth -- Service Shares         12/29/00     11/15/04     13.15      4.19      6.39       N/A
Fidelity(R) VIP Contrafund(R) -- Service Class 2        1/12/00     11/15/04     14.96     13.58     12.02      9.00
Fidelity(R) VIP Equity-Income -- Service Class 2        1/12/00     11/15/04     22.04     12.18     10.20      6.55
Fidelity(R) VIP Mid Cap -- Service Class 2              1/12/00     11/15/04     16.47     18.64     16.71       N/A
Janus Aspen Series Balanced -- Service Shares          12/31/99     11/15/04     13.68      8.64      6.80       N/A
Janus Aspen Series Worldwide Growth -- Service Shares  12/31/99     11/15/04     29.70     13.19      7.55       N/A
MainStay VP Balanced -- Service Class                    5/1/05       5/1/05      9.71       N/A       N/A       N/A
MainStay VP Bond -- Service Class                        6/2/03     11/15/04      4.39      2.06      2.88      3.97
MainStay VP Capital Appreciation -- Service Class        6/2/03     11/15/04     14.90      7.08      5.25      2.24
MainStay VP Cash Management -- Current 7-day yield is
  3.21%(4)                                              1/29/03     11/15/04      3.28      1.93      0.83      1.95
MainStay VP Common Stock -- Service Class                6/2/03     11/15/04     19.47     11.27      8.44      5.77
MainStay VP Conservative Allocation -- Service Class    2/13/06      2/13/06     10.78       N/A       N/A       N/A
MainStay VP Convertible -- Service Class                 6/2/03     11/15/04     14.11      8.62      8.26      6.76
MainStay VP Developing Growth -- Service Class           6/2/03     11/15/04     20.80     13.76     10.05       N/A
MainStay VP Floating Rate -- Service Class               5/1/05       5/1/05      4.82       N/A       N/A       N/A
MainStay VP Government -- Service Class                  6/2/03     11/15/04      3.43      1.69      1.85      3.55
MainStay VP Growth Allocation -- Service Class          2/13/06      2/13/06     19.83       N/A       N/A       N/A
MainStay VP High Yield Corporate Bond -- Service
  Class                                                  6/2/03     11/15/04      9.42      7.22     11.17      6.51
MainStay VP ICAP Select Equity -- Service Class(5)       6/2/03     11/15/04     22.29     12.27      9.36       N/A
MainStay VP Income & Growth -- Service Class             6/2/03     11/15/04     20.58     10.40      9.46       N/A
MainStay VP International Equity -- Service Class        6/2/03     11/15/04     24.19     17.82     13.63      6.88
MainStay VP Large Cap Growth -- Service Class            6/2/03     11/15/04     16.68      6.16      4.25       N/A
MainStay VP Mid Cap Core -- Service Class                6/2/03     11/15/04     20.18     17.55     14.75       N/A
MainStay VP Mid Cap Growth -- Service Class              6/2/03     11/15/04     16.73     18.00     13.01       N/A
MainStay VP Mid Cap Value -- Service Class               6/2/03     11/15/04     17.96     11.70      9.48       N/A
MainStay VP Moderate Allocation -- Service Class        2/13/06      2/13/06     14.05       N/A       N/A       N/A
MainStay VP Moderate Growth Allocation -- Service
  Class                                                 2/13/06      2/13/06     17.10       N/A       N/A       N/A
MainStay VP S&P 500 Index(6) -- Service Class            6/2/03     11/15/04     18.03      9.39      8.46      4.94
MainStay VP Small Cap Growth -- Service Class            6/2/03     11/15/04      4.30      5.97      6.87       N/A
MainStay VP Total Return -- Service Class                6/2/03     11/15/04     12.80      7.37      6.40      4.22
MainStay VP Value -- Service Class                       6/2/03     11/15/04     18.47     11.35      8.24      5.19
MFS(R) Investors Trust Series -- Service Class           5/1/00     11/15/04     18.57     10.39      7.83       N/A
MFS(R) Research Series -- Service Class                  5/1/00     11/15/04     19.87     10.96      8.84       N/A
MFS(R) Utilities Series -- Service Class                 5/1/00     11/15/04     41.33     28.46     23.28       N/A
Neuberger Berman AMT Mid-Cap Growth
  Portfolio -- Class S                                  2/18/03     11/15/04     22.60     15.91       N/A       N/A
Royce Micro-Cap Portfolio -- Investment Class          12/27/96       5/1/05     17.00     14.88     13.86     16.16
Royce Small-Cap Portfolio -- Investment Class          12/27/96       5/1/05     20.25     14.83     13.37     13.88
T. Rowe Price Equity Income Portfolio -- II             4/30/02     11/15/04     20.26     11.68      9.68       N/A
Van Eck Worldwide Hard Assets                            9/1/89     11/15/04     30.37     38.87     28.06     11.11
Van Kampen UIF Emerging Markets Equity -- Class II      1/10/03     11/15/04     46.28     37.56       N/A       N/A
Victory VIF Diversified Stock -- Class A Shares          7/1/99     11/15/04     18.95     10.33      9.61       N/A
---------------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                          SINCE
                                                        INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER       DIVISION
INVESTMENT DIVISIONS                                   INCEPTION(2)
Alger American Small Capitalization -- Class S
  Shares(3)                                                19.08
CVS Calvert Social Balanced Portfolio                       0.87
Columbia Small Cap Value Fund, Variable
  Series -- Class B                                        11.57
Dreyfus IP Technology Growth -- Service Shares              7.69
Fidelity(R) VIP Contrafund(R) -- Service Class 2           13.73
Fidelity(R) VIP Equity-Income -- Service Class 2           12.37
Fidelity(R) VIP Mid Cap -- Service Class 2                 17.62
Janus Aspen Series Balanced -- Service Shares               8.72
Janus Aspen Series Worldwide Growth -- Service Shares      13.72
MainStay VP Balanced -- Service Class                       7.49
MainStay VP Bond -- Service Class                           1.26
MainStay VP Capital Appreciation -- Service Class           8.64
MainStay VP Cash Management -- Current 7-day yield is
  3.21%(4)                                                  1.27
MainStay VP Common Stock -- Service Class                  11.46
MainStay VP Conservative Allocation -- Service Class        7.54
MainStay VP Convertible -- Service Class                    8.91
MainStay VP Developing Growth -- Service Class             15.50
MainStay VP Floating Rate -- Service Class                  3.59
MainStay VP Government -- Service Class                     1.01
MainStay VP Growth Allocation -- Service Class             12.27
MainStay VP High Yield Corporate Bond -- Service
  Class                                                     5.62
MainStay VP ICAP Select Equity -- Service Class(5)         13.89
MainStay VP Income & Growth -- Service Class               10.25
MainStay VP International Equity -- Service Class          16.38
MainStay VP Large Cap Growth -- Service Class              12.90
MainStay VP Mid Cap Core -- Service Class                  15.95
MainStay VP Mid Cap Growth -- Service Class                16.00
MainStay VP Mid Cap Value -- Service Class                 10.94
MainStay VP Moderate Allocation -- Service Class            8.95
MainStay VP Moderate Growth Allocation -- Service
  Class                                                    11.29
MainStay VP S&P 500 Index(6) -- Service Class               9.49
MainStay VP Small Cap Growth -- Service Class               5.79
MainStay VP Total Return -- Service Class                   7.50
MainStay VP Value -- Service Class                         11.58
MFS(R) Investors Trust Series -- Service Class             11.96
MFS(R) Research Series -- Service Class                    11.49
MFS(R) Utilities Series -- Service Class                   28.98
Neuberger Berman AMT Mid-Cap Growth
  Portfolio -- Class S                                     17.96
Royce Micro-Cap Portfolio -- Investment Class              24.17
Royce Small-Cap Portfolio -- Investment Class              14.36
T. Rowe Price Equity Income Portfolio -- II                11.29
Van Eck Worldwide Hard Assets                              20.19
Van Kampen UIF Emerging Markets Equity -- Class II         35.66
Victory VIF Diversified Stock -- Class A Shares            11.08
-------------------------------------------------------------------------------
                                                        Negative numbers
                                                            appear in
                                                          parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004           INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                          DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class O Shares(3)     9/21/88      3/13/00     21.21     17.56     15.87      4.55
CVS Calvert Social Balanced Portfolio                         9/2/86      3/13/00     10.46      6.20      6.27      3.98
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04     14.94     12.93     13.64       N/A
Dreyfus IP Technology Growth -- Initial Shares               8/31/99      3/13/00     13.50      4.44      6.67       N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      3/13/00     15.23     13.86     12.30      9.22
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      3/13/00     22.40     12.47     10.48      6.77
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03     16.47     18.64     16.71       N/A
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      3/13/00     13.95      8.92      7.06      8.08
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     9/13/93      3/13/00     30.04     13.49      7.81      5.27
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05      9.71       N/A       N/A       N/A
MainStay VP Bond -- Initial Class                            1/23/84      3/13/00      4.65      2.33      3.14      4.24
MainStay VP Capital Appreciation -- Initial Class            1/29/93      3/13/00     15.19      7.36      5.52      2.51
MainStay VP Cash Management -- Current 7-day yield is
  3.21%(4)                                                   1/29/93      3/13/00      3.28      1.93      0.83      1.95
MainStay VP Common Stock -- Initial Class                    1/23/84      3/13/00     19.77     11.57      8.72      6.04
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06     10.78       N/A       N/A       N/A
MainStay VP Convertible -- Initial Class                     10/1/96      3/13/00     14.39      8.89      8.53      7.02
MainStay VP Developing Growth -- Initial Class                5/1/98      3/13/00     21.10     14.06     10.33       N/A
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05      4.82       N/A       N/A       N/A
MainStay VP Government -- Initial Class                      1/29/93      3/13/00      3.68      1.96      2.11      3.82
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06     19.83       N/A       N/A       N/A
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95      3/13/00      9.69      7.50     11.44      6.78
MainStay VP ICAP Select Equity -- Initial Class(5)            5/1/98      3/13/00     22.60     12.54      9.62       N/A
MainStay VP Income & Growth -- Initial Class                  5/1/98      3/13/00     20.88     10.66      9.72       N/A
MainStay VP International Equity -- Initial Class             5/1/95      3/13/00     24.50     18.10     13.91      7.14
MainStay VP Large Cap Growth -- Initial Class                 5/1/98      3/13/00     16.97      6.42      4.51       N/A
MainStay VP Mid Cap Core -- Initial Class                     7/2/01       7/6/01     20.48     17.85     15.04       N/A
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01       7/6/01     17.02     18.30     13.29       N/A
MainStay VP Mid Cap Value -- Initial Class                    7/2/01       7/6/01     18.25     11.98      9.75       N/A
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06     14.05       N/A       N/A       N/A
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06     17.10       N/A       N/A       N/A
MainStay VP S&P 500 Index(6) -- Initial Class                1/29/93      3/13/00     18.33      9.67      8.73      5.21
MainStay VP Small Cap Growth -- Initial Class                 7/2/01       7/6/01      4.56      6.23      7.14       N/A
MainStay VP Total Return -- Initial Class                    1/29/93      3/13/00     13.08      7.65      6.67      4.50
MainStay VP Value -- Initial Class                            5/1/95      3/13/00     18.77     11.63      8.51      5.46
MFS(R) Investors Trust Series -- Initial Class               10/9/95      3/13/00     18.89     10.66      8.10      3.76
MFS(R) Research Series -- Initial Class                      7/26/95      3/13/00     20.21     11.26      9.12      3.80
MFS(R) Utilities Series -- Service Class                      5/1/00       5/1/04     41.33     28.46     23.28       N/A
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S     2/18/03       5/1/04     22.60     15.91       N/A       N/A
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05     17.00     14.88     13.86     16.16
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05     20.25     14.83     13.37     13.88
T. Rowe Price Equity Income Portfolio                        3/31/94      3/13/00     20.51     11.94      9.96      7.71
Van Eck Worldwide Hard Assets                                 9/1/89      3/13/00     30.37     38.87     28.06     11.11
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      3/13/00     46.25     37.57     26.65      7.86
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04     18.95     10.33      9.61       N/A
--------------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                               SINCE
                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             DIVISION
INVESTMENT DIVISIONS                                        INCEPTION(2)
Alger American Small Capitalization -- Class O Shares(3)         0.76
CVS Calvert Social Balanced Portfolio                            0.87
Columbia Small Cap Value Fund, Variable Series -- Class B       11.57
Dreyfus IP Technology Growth -- Initial Shares                   2.89
Fidelity(R) VIP Contrafund(R) -- Initial Class                   5.96
Fidelity(R) VIP Equity-Income -- Initial Class                   6.19
Fidelity(R) VIP Mid Cap -- Service Class 2                      17.62
Janus Aspen Series Balanced -- Institutional Shares              3.74
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                        (1.79)
MainStay VP Balanced -- Service Class                            7.49
MainStay VP Bond -- Initial Class                                4.34
MainStay VP Capital Appreciation -- Initial Class               (3.82)
MainStay VP Cash Management -- Current 7-day yield is
  3.21%(4)                                                       1.27
MainStay VP Common Stock -- Initial Class                        0.09
MainStay VP Conservative Allocation -- Service Class             7.54
MainStay VP Convertible -- Initial Class                         2.93
MainStay VP Developing Growth -- Initial Class                   2.61
MainStay VP Floating Rate -- Service Class                       3.59
MainStay VP Government -- Initial Class                          3.47
MainStay VP Growth Allocation -- Service Class                  12.27
MainStay VP High Yield Corporate Bond -- Initial Class           7.23
MainStay VP ICAP Select Equity -- Initial Class(5)               4.65
MainStay VP Income & Growth -- Initial Class                     2.30
MainStay VP International Equity -- Initial Class                7.08
MainStay VP Large Cap Growth -- Initial Class                   (3.13)
MainStay VP Mid Cap Core -- Initial Class                       13.85
MainStay VP Mid Cap Growth -- Initial Class                     12.94
MainStay VP Mid Cap Value -- Initial Class                       7.62
MainStay VP Moderate Allocation -- Service Class                 8.95
MainStay VP Moderate Growth Allocation -- Service Class         11.29
MainStay VP S&P 500 Index(6) -- Initial Class                    0.87
MainStay VP Small Cap Growth -- Initial Class                    3.12
MainStay VP Total Return -- Initial Class                       (0.29)
MainStay VP Value -- Initial Class                               6.19
MFS(R) Investors Trust Series -- Initial Class                   0.53
MFS(R) Research Series -- Initial Class                         (1.47)
MFS(R) Utilities Series -- Service Class                        28.98
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S        17.96
Royce Micro-Cap Portfolio -- Investment Class                   24.17
Royce Small-Cap Portfolio -- Investment Class                   14.36
T. Rowe Price Equity Income Portfolio                            7.84
Van Eck Worldwide Hard Assets                                   20.19
Van Kampen UIF Emerging Markets Equity -- Class I                9.62
Victory VIF Diversified Stock -- Class A Shares                 11.08
--------------------------------------------------------------------------------------------------------------------------
                                                             Negative numbers
                                                                 appear in
                                                               parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.


NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) The New York Life Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the New York Life Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial and Service Class Portfolios with and into the MainStay VP ICAP Select Equity -- Initial and Service Class Portfolios on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)       5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                          9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.16%(5)                                                     6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class          2/13/06      2/13/06
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)             6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class              2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class       2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)      20.84     17.23     15.53       N/A        19.99
CVS Calvert Social Balanced Portfolio                         10.40      6.15      6.22      3.93         0.43
Columbia Small Cap Value Fund, Variable Series -- Class B     14.88     12.87     13.58       N/A        12.63
Dreyfus IP Technology Growth -- Service Shares                13.10      4.14      6.34       N/A         6.17
Fidelity(R) VIP Contrafund(R) -- Service Class 2              14.90     13.53     11.97      8.94        15.30
Fidelity(R) VIP Equity-Income -- Service Class 2              21.98     12.12     10.15      6.50        13.04
Fidelity(R) VIP Mid Cap -- Service Class 2                    16.41     18.58     16.65       N/A        19.64
Janus Aspen Series Balanced -- Service Shares                 13.62      8.59      6.75       N/A         7.99
Janus Aspen Series Worldwide Growth -- Service Shares         29.63     13.14      7.49       N/A        12.07
MainStay VP Balanced -- Service Class                          9.66       N/A       N/A       N/A         7.45
MainStay VP Bond -- Service Class                              4.33      2.01      2.83      3.92         1.01
MainStay VP Capital Appreciation -- Service Class             14.84      7.03      5.20      2.19         8.32
MainStay VP Cash Management -- Current 7-day yield is
  3.16%(5)                                                     3.23      1.88      0.78      1.90         1.15
MainStay VP Common Stock -- Service Class                     19.41     11.22      8.39      5.72        12.06
MainStay VP Conservative Allocation -- Service Class          10.72       N/A       N/A       N/A         7.33
MainStay VP Convertible -- Service Class                      14.05      8.57      8.21      6.71         8.81
MainStay VP Developing Growth -- Service Class                20.74     13.71      9.99       N/A        14.13
MainStay VP Floating Rate -- Service Class                     4.76       N/A       N/A       N/A         3.28
MainStay VP Government -- Service Class                        3.37      1.64      1.80      3.50         0.16
MainStay VP Growth Allocation -- Service Class                19.77       N/A       N/A       N/A        12.39
MainStay VP High Yield Corporate Bond -- Service Class         9.37      7.17     11.11      6.46         9.00
MainStay VP ICAP Select Equity -- Service Class(6)            22.23     12.21      9.31       N/A        12.82
MainStay VP Income & Growth -- Service Class                  20.52     10.34      9.41       N/A        12.16
MainStay VP International Equity -- Service Class             24.13     17.76     13.58      6.82        17.51
MainStay VP Large Cap Growth -- Service Class                 16.62      6.11      4.20       N/A         5.77
MainStay VP Mid Cap Core -- Service Class                     20.12     17.49     14.69       N/A        18.59
MainStay VP Mid Cap Growth -- Service Class                   16.67     17.94     12.95       N/A        18.83
MainStay VP Mid Cap Value -- Service Class                    17.90     11.64      9.42       N/A        14.26
MainStay VP Moderate Allocation -- Service Class              13.99       N/A       N/A       N/A         8.90
MainStay VP Moderate Growth Allocation -- Service Class       17.04       N/A       N/A       N/A        11.35
MainStay VP S&P 500 Index(7) -- Service Class                 17.97      9.33      8.40      4.89        10.43
MainStay VP Small Cap Growth -- Service Class                  4.25      5.92      6.82       N/A        10.19
MainStay VP Total Return -- Service Class                     12.75      7.31      6.34      4.17         7.21
MainStay VP Value -- Service Class                            18.41     11.29      8.19      5.14        12.77
MFS(R) Investors Trust Series -- Service Class                18.51     10.33      7.78       N/A        10.25
MFS(R) Research Series -- Service Class                       19.81     10.91      8.79       N/A        11.49
MFS(R) Utilities Series -- Service Class                      41.26     28.40     23.22       N/A        27.17
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      22.54     15.85       N/A       N/A        16.13
Royce Micro-Cap Portfolio -- Investment Class                 16.94     14.82     13.81     16.10        23.21
Royce Small-Cap Portfolio -- Investment Class                 20.19     14.77     13.31     13.82        15.24
T. Rowe Price Equity Income Portfolio -- II                   20.20     11.62      9.63       N/A        12.36
Van Eck Worldwide Hard Assets                                 30.31     38.80     28.00     11.05        20.78
Van Kampen UIF Emerging Markets Equity -- Class II            46.21     37.49       N/A       N/A        34.48
Victory VIF Diversified Stock -- Class A Shares               19.13     10.50      9.78       N/A        11.97
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)      12.84     15.26     14.85       N/A        19.14
CVS Calvert Social Balanced Portfolio                          2.45      3.73      5.26      3.93        (0.11)
Columbia Small Cap Value Fund, Variable Series -- Class B      6.88     10.74     12.85       N/A        10.06
Dreyfus IP Technology Growth -- Service Shares                 5.10      1.62      5.38       N/A         4.92
Fidelity(R) VIP Contrafund(R) -- Service Class 2               6.90     11.42     11.19      8.94        14.34
Fidelity(R) VIP Equity-Income -- Service Class 2              13.98      9.96      9.32      6.50        12.01
Fidelity(R) VIP Mid Cap -- Service Class 2                     8.41     16.66     15.99       N/A        18.50
Janus Aspen Series Balanced -- Service Shares                  5.62      6.28      5.81       N/A         6.80
Janus Aspen Series Worldwide Growth -- Service Shares         21.63     11.01      6.58       N/A        11.01
MainStay VP Balanced -- Service Class                          1.76       N/A       N/A       N/A         3.98
MainStay VP Bond -- Service Class                             (3.18)    (0.50)     1.73      3.92        (0.35)
MainStay VP Capital Appreciation -- Service Class              6.84      4.65      4.20      2.19         7.14
MainStay VP Cash Management -- Current 7-day yield is
  3.16%(5)                                                    (4.20)    (0.63)    (0.33)     1.90         0.61
MainStay VP Common Stock -- Service Class                     11.41      9.02      7.51      5.72        11.00
MainStay VP Conservative Allocation -- Service Class           2.75       N/A       N/A       N/A         1.65
MainStay VP Convertible -- Service Class                       6.05      6.26      7.32      6.71         7.65
MainStay VP Developing Growth -- Service Class                12.74     11.61      9.16       N/A        13.12
MainStay VP Floating Rate -- Service Class                    (2.78)      N/A       N/A       N/A        (0.23)
MainStay VP Government -- Service Class                       (4.07)    (0.86)     0.67      3.50        (1.20)
MainStay VP Growth Allocation -- Service Class                11.77       N/A       N/A       N/A         6.74
MainStay VP High Yield Corporate Bond -- Service Class         1.49      4.79     10.31      6.46         7.85
MainStay VP ICAP Select Equity -- Service Class(6)            14.23     10.06      8.45       N/A        11.77
MainStay VP Income & Growth -- Service Class                  12.52      8.10      8.56       N/A        11.09
MainStay VP International Equity -- Service Class             16.13     15.80     12.85      6.82        16.60
MainStay VP Large Cap Growth -- Service Class                  8.62      3.68      3.16       N/A         4.51
MainStay VP Mid Cap Core -- Service Class                     12.12     15.53     13.99       N/A        17.71
MainStay VP Mid Cap Growth -- Service Class                    8.67     15.99     12.21       N/A        17.95
MainStay VP Mid Cap Value -- Service Class                     9.90      9.46      8.57       N/A        13.26
MainStay VP Moderate Allocation -- Service Class               5.99       N/A       N/A       N/A         3.17
MainStay VP Moderate Growth Allocation -- Service Class        9.04       N/A       N/A       N/A         5.67
MainStay VP S&P 500 Index(7) -- Service Class                  9.97      7.05      7.52      4.89         9.33
MainStay VP Small Cap Growth -- Service Class                 (3.26)     3.49      5.88       N/A         9.07
MainStay VP Total Return -- Service Class                      4.75      4.94      5.39      4.17         6.00
MainStay VP Value -- Service Class                            10.41      9.09      7.30      5.14        11.73
MFS(R) Investors Trust Series -- Service Class                10.51      8.10      6.87       N/A         9.14
MFS(R) Research Series -- Service Class                       11.81      8.69      7.92       N/A        10.42
MFS(R) Utilities Series -- Service Class                      33.26     26.76     22.69       N/A        26.26
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      14.54     13.83       N/A       N/A        15.16
Royce Micro-Cap Portfolio -- Investment Class                  8.94     12.76     13.08     16.10        20.17
Royce Small-Cap Portfolio -- Investment Class                 12.19     12.71     12.57     13.82        11.96
T. Rowe Price Equity Income Portfolio -- II                   12.20      9.44      8.78       N/A        11.31
Van Eck Worldwide Hard Assets                                 22.31     37.41     27.55     11.05        20.57
Van Kampen UIF Emerging Markets Equity -- Class II            38.21     36.07       N/A       N/A        33.87
Victory VIF Diversified Stock -- Class A Shares               11.13      8.27      8.94       N/A        10.19
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares(4)       9/21/88      7/10/00
CVS Calvert Social Balanced Portfolio                           9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management -- Current 7-day yield is
  3.16%(5)                                                     1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       21.15     17.50     15.81      4.50        (0.34)
CVS Calvert Social Balanced Portfolio                          10.40      6.15      6.22      3.93         0.43
Columbia Small Cap Value Fund, Variable Series -- Class B      14.88     12.87     13.58       N/A        12.63
Dreyfus IP Technology Growth -- Initial Shares                 13.44      4.39      6.62       N/A        (0.34)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.17     13.80     12.24      9.16         5.50
Fidelity(R) VIP Equity-Income -- Initial Class                 22.34     12.41     10.43      6.72         6.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.41     18.58     16.65       N/A        19.64
Janus Aspen Series Balanced -- Institutional Shares            13.89      8.86      7.01      8.02         2.93
Janus Aspen Series Worldwide Growth -- Institutional Shares    29.97     13.43      7.76      5.22        (3.07)
MainStay VP Balanced -- Service Class                           9.66       N/A       N/A       N/A         7.45
MainStay VP Bond -- Initial Class                               4.60      2.28      3.09      4.19         4.12
MainStay VP Capital Appreciation -- Initial Class              15.13      7.31      5.47      2.46        (5.21)
MainStay VP Cash Management -- Current 7-day yield is
  3.16%(5)                                                      3.23      1.88      0.78      1.90         1.15
MainStay VP Common Stock -- Initial Class                      19.71     11.51      8.67      5.98         0.15
MainStay VP Conservative Allocation -- Service Class           10.72       N/A       N/A       N/A         7.33
MainStay VP Convertible -- Initial Class                       14.33      8.84      8.48      6.97         2.35
MainStay VP Developing Growth -- Initial Class                 21.04     14.00     10.28       N/A         2.66
MainStay VP Floating Rate -- Service Class                      4.76       N/A       N/A       N/A         3.28
MainStay VP Government -- Initial Class                         3.63      1.91      2.06      3.77         3.36
MainStay VP Growth Allocation -- Service Class                 19.77       N/A       N/A       N/A        12.39
MainStay VP High Yield Corporate Bond -- Initial Class          9.64      7.44     11.39      6.72         7.16
MainStay VP ICAP Select Equity -- Initial Class(6)             22.53     12.48      9.57       N/A         4.48
MainStay VP Income & Growth -- Initial Class                   20.82     10.60      9.66       N/A         2.03
MainStay VP International Equity -- Initial Class              24.44     18.04     13.85      7.09         7.11
MainStay VP Large Cap Growth -- Initial Class                  16.91      6.37      4.45       N/A        (5.42)
MainStay VP Mid Cap Core -- Initial Class                      20.42     17.79     14.98       N/A        11.84
MainStay VP Mid Cap Growth -- Initial Class                    16.96     18.24     13.24       N/A         8.28
MainStay VP Mid Cap Value -- Initial Class                     18.19     11.92      9.70       N/A         7.86
MainStay VP Moderate Allocation -- Service Class               13.99       N/A       N/A       N/A         8.90
MainStay VP Moderate Growth Allocation -- Service Class        17.04       N/A       N/A       N/A        11.35
MainStay VP S&P 500 Index(7) -- Initial Class                  18.27      9.62      8.68      5.16         0.47
MainStay VP Small Cap Growth -- Initial Class                   4.51      6.18      7.08       N/A         2.54
MainStay VP Total Return -- Initial Class                      13.03      7.59      6.62      4.45        (0.94)
MainStay VP Value -- Initial Class                             18.71     11.57      8.46      5.41         5.70
MFS(R) Investors Trust Series -- Initial Class                 18.83     10.61      8.05      3.71         0.27
MFS(R) Research Series -- Initial Class                        20.15     11.20      9.06      3.75        (2.16)
MFS(R) Utilities Series -- Service Class                       41.26     28.40     23.22       N/A        27.17
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       22.54     15.85       N/A       N/A        16.13
Royce Micro-Cap Portfolio -- Investment Class                  16.94     14.82     13.81     16.10        23.21
Royce Small-Cap Portfolio -- Investment Class                  20.19     14.77     13.31     13.82        15.24
T. Rowe Price Equity Income Portfolio                          20.45     11.89      9.90      7.65         7.70
Van Eck Worldwide Hard Assets                                  30.31     38.80     28.00     11.05        20.78
Van Kampen UIF Emerging Markets Equity -- Class I              46.18     37.50     26.59      7.80        12.28
Victory VIF Diversified Stock -- Class A Shares                19.13     10.50      9.78       N/A        11.97
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       13.15     15.54     15.14      4.50        (0.86)
CVS Calvert Social Balanced Portfolio                           2.45      3.73      5.26      3.93        (0.11)
Columbia Small Cap Value Fund, Variable Series -- Class B       6.88     10.74     12.85       N/A        10.06
Dreyfus IP Technology Growth -- Initial Shares                  5.44      1.88      5.67       N/A        (1.11)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  7.17     11.71     11.47      9.16         5.07
Fidelity(R) VIP Equity-Income -- Initial Class                 14.34     10.26      9.61      6.72         5.67
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.41     16.66     15.99       N/A        18.50
Janus Aspen Series Balanced -- Institutional Shares             5.89      6.57      6.07      8.02         2.43
Janus Aspen Series Worldwide Growth -- Institutional Shares    21.97     11.32      6.85      5.22        (3.58)
MainStay VP Balanced -- Service Class                           1.76       N/A       N/A       N/A         3.98
MainStay VP Bond -- Initial Class                              (2.94)    (0.24)     2.01      4.19         3.65
MainStay VP Capital Appreciation -- Initial Class               7.13      4.94      4.48      2.46        (5.71)
MainStay VP Cash Management -- Current 7-day yield is
  3.16%(5)                                                     (4.20)    (0.63)    (0.33)     1.90         0.61
MainStay VP Common Stock -- Initial Class                      11.71      9.32      7.79      5.98        (0.38)
MainStay VP Conservative Allocation -- Service Class            2.75       N/A       N/A       N/A         1.65
MainStay VP Convertible -- Initial Class                        6.33      6.54      7.60      6.97         1.83
MainStay VP Developing Growth -- Initial Class                 13.04     11.91      9.45       N/A         2.16
MainStay VP Floating Rate -- Service Class                     (2.78)      N/A       N/A       N/A        (0.23)
MainStay VP Government -- Initial Class                        (3.83)    (0.60)     0.93      3.77         2.86
MainStay VP Growth Allocation -- Service Class                 11.77       N/A       N/A       N/A         6.74
MainStay VP High Yield Corporate Bond -- Initial Class          1.74      5.08     10.60      6.72         6.77
MainStay VP ICAP Select Equity -- Initial Class(6)             14.53     10.34      8.72       N/A         4.02
MainStay VP Income & Growth -- Initial Class                   12.82      8.38      8.82       N/A         1.51
MainStay VP International Equity -- Initial Class              16.44     16.10     13.13      7.09         6.72
MainStay VP Large Cap Growth -- Initial Class                   8.91      3.96      3.43       N/A        (5.92)
MainStay VP Mid Cap Core -- Initial Class                      12.42     15.83     14.29       N/A        11.34
MainStay VP Mid Cap Growth -- Initial Class                     8.96     16.30     12.50       N/A         7.70
MainStay VP Mid Cap Value -- Initial Class                     10.19      9.75      8.86       N/A         7.28
MainStay VP Moderate Allocation -- Service Class                5.99       N/A       N/A       N/A         3.17
MainStay VP Moderate Growth Allocation -- Service Class         9.04       N/A       N/A       N/A         5.67
MainStay VP S&P 500 Index(7) -- Initial Class                  10.27      7.35      7.80      5.16        (0.07)
MainStay VP Small Cap Growth -- Initial Class                  (3.02)     3.76      6.15       N/A         1.79
MainStay VP Total Return -- Initial Class                       5.03      5.24      5.67      4.45        (1.47)
MainStay VP Value -- Initial Class                             10.71      9.39      7.58      5.41         5.26
MFS(R) Investors Trust Series -- Initial Class                 10.83      8.38      7.15      3.71        (0.26)
MFS(R) Research Series -- Initial Class                        12.15      9.00      8.20      3.75        (2.68)
MFS(R) Utilities Series -- Service Class                       33.26     26.76     22.69       N/A        26.26
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       14.54     13.83       N/A       N/A        15.16
Royce Micro-Cap Portfolio -- Investment Class                   8.94     12.76     13.08     16.10        20.17
Royce Small-Cap Portfolio -- Investment Class                  12.19     12.71     12.57     13.82        11.96
T. Rowe Price Equity Income Portfolio                          12.45      9.72      9.07      7.65         7.32
Van Eck Worldwide Hard Assets                                  22.31     37.41     27.55     11.05        20.57
Van Kampen UIF Emerging Markets Equity -- Class I              38.18     36.07     26.11      7.80        11.97
Victory VIF Diversified Stock -- Class A Shares                11.13      8.27      8.94       N/A        10.19
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005 and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial and Service Class Portfolios with and into the MainStay VP ICAP Select Equity -- Initial and Service Class Portfolios on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)        5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.31%(5)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)       21.02     17.41     15.70       N/A        20.15
CVS Calvert Social Balanced Portfolio                          10.57      6.31      6.38      4.09         5.74
Columbia Small Cap Value Fund, Variable Series -- Class B      15.05     13.04     13.75       N/A        12.68
Dreyfus IP Technology Growth -- Service Shares                 13.26      4.29      6.50       N/A         6.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.07     13.70     12.13      9.10        15.99
Fidelity(R) VIP Equity-Income -- Service Class 2               22.16     12.29     10.31      6.66        13.38
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.59     18.76     16.83       N/A        20.23
Janus Aspen Series Balanced -- Service Shares                  13.79      8.75      6.91       N/A         7.97
Janus Aspen Series Worldwide Growth -- Service Shares          29.83     13.30      7.65       N/A        12.21
MainStay VP Balanced -- Service Class                           9.82       N/A       N/A       N/A         7.61
MainStay VP Bond -- Service Class                               4.49      2.16      2.98      4.08         1.16
MainStay VP Capital Appreciation -- Service Class              15.01      7.19      5.36      2.34         8.15
MainStay VP Cash Management -- Current 7-day yield is
  3.31%(5)                                                      3.39      2.03      0.93      2.05         0.91
MainStay VP Common Stock -- Service Class                      19.59     11.38      8.55      5.88        12.34
MainStay VP Conservative Allocation -- Service Class           10.89       N/A       N/A       N/A         7.06
MainStay VP Convertible -- Service Class                       14.22      8.73      8.37      6.87         8.70
MainStay VP Developing Growth -- Service Class                 20.92     13.88     10.16       N/A        14.53
MainStay VP Floating Rate -- Service Class                      4.92       N/A       N/A       N/A         3.43
MainStay VP Government -- Service Class                         3.53      1.79      1.95      3.65         0.45
MainStay VP Growth Allocation -- Service Class                 19.95       N/A       N/A       N/A        14.07
MainStay VP High Yield Corporate Bond -- Service Class          9.53      7.33     11.28      6.62         9.41
MainStay VP ICAP Select Equity -- Service Class(6)             22.41     12.38      9.47       N/A        12.91
MainStay VP Income & Growth -- Service Class                   20.70     10.51      9.57       N/A        12.06
MainStay VP International Equity -- Service Class              24.32     17.94     13.75      6.98        17.72
MainStay VP Large Cap Growth -- Service Class                  16.80      6.27      4.36       N/A         5.93
MainStay VP Mid Cap Core -- Service Class                      20.30     17.67     14.87       N/A        18.77
MainStay VP Mid Cap Growth -- Service Class                    16.84     18.12     13.12       N/A        19.01
MainStay VP Mid Cap Value -- Service Class                     18.07     11.81      9.59       N/A        14.05
MainStay VP Moderate Allocation -- Service Class               14.16       N/A       N/A       N/A         9.43
MainStay VP Moderate Growth Allocation -- Service Class        17.22       N/A       N/A       N/A        12.20
MainStay VP S&P 500 Index(7) -- Service Class                  18.15      9.50      8.56      5.05        10.70
MainStay VP Small Cap Growth -- Service Class                   4.40      6.08      6.98       N/A         9.60
MainStay VP Total Return -- Service Class                      12.91      7.47      6.50      4.33         7.67
MainStay VP Value -- Service Class                             18.59     11.46      8.35      5.30        13.45
MFS(R) Investors Trust Series -- Service Class                 18.69     10.50      7.94       N/A        10.53
MFS(R) Research Series -- Service Class                        19.99     11.07      8.95       N/A        11.24
MFS(R) Utilities Series -- Service Class                       41.47     28.59     23.40       N/A        26.99
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       22.73     16.03       N/A       N/A        17.17
Royce Micro-Cap Portfolio -- Investment Class                  17.11     15.00     13.98     16.28        22.03
Royce Small-Cap Portfolio -- Investment Class                  20.37     14.94     13.48     13.99        15.84
T. Rowe Price Equity Income Portfolio -- II                    20.38     11.79      9.79       N/A        12.71
Van Eck Worldwide Hard Assets                                  30.50     39.01     28.19     11.22        26.28
Van Kampen UIF Emerging Markets Equity -- Class II             46.43     37.70       N/A       N/A        35.52
Victory VIF Diversified Stock -- Class A Shares                19.31     10.66      9.94       N/A        11.46
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)       14.02     15.69     15.03       N/A        19.30
CVS Calvert Social Balanced Portfolio                           3.60      4.20      5.42      4.09         4.94
Columbia Small Cap Value Fund, Variable Series -- Class B       8.05     11.19     13.03       N/A        10.44
Dreyfus IP Technology Growth -- Service Shares                  6.26      2.10      5.55       N/A         5.08
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.07     11.86     11.37      9.10        15.04
Fidelity(R) VIP Equity-Income -- Service Class 2               15.16     10.41      9.49      6.66        12.37
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.59     17.08     16.17       N/A        19.27
Janus Aspen Series Balanced -- Service Shares                   6.79      6.74      5.97       N/A         6.78
Janus Aspen Series Worldwide Growth -- Service Shares          22.83     11.46      6.75       N/A        11.16
MainStay VP Balanced -- Service Class                           2.90       N/A       N/A       N/A         4.59
MainStay VP Bond -- Service Class                              (2.09)    (0.03)     1.89      4.08        (0.21)
MainStay VP Capital Appreciation -- Service Class               8.01      5.12      4.37      2.34         6.97
MainStay VP Cash Management -- Current 7-day yield is
  3.31%(5)                                                     (3.13)    (0.16)    (0.18)     2.05         0.01
MainStay VP Common Stock -- Service Class                      12.59      9.47      7.67      5.88        11.30
MainStay VP Conservative Allocation -- Service Class            3.90       N/A       N/A       N/A         2.03
MainStay VP Convertible -- Service Class                        7.22      6.72      7.49      6.87         7.54
MainStay VP Developing Growth -- Service Class                 13.92     12.05      9.33       N/A        13.54
MainStay VP Floating Rate -- Service Class                     (1.69)      N/A       N/A       N/A         0.36
MainStay VP Government -- Service Class                        (2.99)    (0.39)     0.82      3.65        (0.91)
MainStay VP Growth Allocation -- Service Class                 12.95       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Service Class          2.63      5.26     10.48      6.62         8.28
MainStay VP ICAP Select Equity -- Service Class(6)             15.41     10.50      8.62       N/A        11.87
MainStay VP Income & Growth -- Service Class                   13.70      8.56      8.73       N/A        11.00
MainStay VP International Equity -- Service Class              17.32     16.23     13.02      6.98        16.81
MainStay VP Large Cap Growth -- Service Class                   9.80      4.16      3.32       N/A         4.68
MainStay VP Mid Cap Core -- Service Class                      13.30     15.96     14.17       N/A        17.89
MainStay VP Mid Cap Growth -- Service Class                     9.84     16.42     12.38       N/A        18.13
MainStay VP Mid Cap Value -- Service Class                     11.07      9.91      8.74       N/A        13.05
MainStay VP Moderate Allocation -- Service Class                7.16       N/A       N/A       N/A         4.45
MainStay VP Moderate Growth Allocation -- Service Class        10.22       N/A       N/A       N/A         7.27
MainStay VP S&P 500 Index(7) -- Service Class                  11.15      7.51      7.69      5.05         9.61
MainStay VP Small Cap Growth -- Service Class                  (2.17)     3.96      6.05       N/A         8.47
MainStay VP Total Return -- Service Class                       5.91      5.41      5.55      4.33         6.47
MainStay VP Value -- Service Class                             11.59      9.55      7.46      5.30        12.44
MFS(R) Investors Trust Series -- Service Class                 11.69      8.55      7.04       N/A         9.43
MFS(R) Research Series -- Service Class                        12.99      9.15      8.09       N/A        10.15
MFS(R) Utilities Series -- Service Class                       34.47     27.16     22.88       N/A        26.23
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       15.73     14.27       N/A       N/A        16.22
Royce Micro-Cap Portfolio -- Investment Class                  10.11     13.20     13.26     16.28        19.41
Royce Small-Cap Portfolio -- Investment Class                  13.37     13.15     12.75     13.99        13.05
T. Rowe Price Equity Income Portfolio -- II                    13.38      9.89      8.95       N/A        11.67
Van Eck Worldwide Hard Assets                                  23.50     37.79     27.75     11.22        25.91
Van Kampen UIF Emerging Markets Equity -- Class II             39.43     36.46       N/A       N/A        34.93
Victory VIF Diversified Stock -- Class A Shares                12.31      8.73      9.11       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares(4)       9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                           9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  3.31%(5)                                                     1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       21.33     17.68     15.99      4.66        14.77
CVS Calvert Social Balanced Portfolio                          10.57      6.31      6.38      4.09         5.74
Columbia Small Cap Value Fund, Variable Series -- Class B      15.05     13.04     13.75       N/A        12.68
Dreyfus IP Technology Growth -- Initial Shares                 13.61      4.55      6.78       N/A         3.30
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.34     13.98     12.41      9.33        11.03
Fidelity(R) VIP Equity-Income -- Initial Class                 22.52     12.58     10.59      6.88         8.75
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.59     18.76     16.83       N/A        20.23
Janus Aspen Series Balanced -- Institutional Shares            14.06      9.03      7.17      8.18         6.11
Janus Aspen Series Worldwide Growth -- Institutional Shares    30.17     13.60      7.92      5.37         5.88
MainStay VP Balanced -- Service Class                           9.82       N/A       N/A       N/A         7.61
MainStay VP Bond -- Initial Class                               4.75      2.43      3.25      4.35         3.35
MainStay VP Capital Appreciation -- Initial Class              15.30      7.47      5.63      2.61         3.01
MainStay VP Cash Management -- Current 7-day yield is
  3.31%(5)                                                      3.39      2.03      0.93      2.05         0.91
MainStay VP Common Stock -- Initial Class                      19.89     11.68      8.83      6.14         7.24
MainStay VP Conservative Allocation -- Service Class           10.89       N/A       N/A       N/A         7.06
MainStay VP Convertible -- Initial Class                       14.51      9.00      8.64      7.13         7.49
MainStay VP Developing Growth -- Initial Class                 21.22     14.17     10.44       N/A         9.57
MainStay VP Floating Rate -- Service Class                      4.92       N/A       N/A       N/A         3.43
MainStay VP Government -- Initial Class                         3.79      2.06      2.21      3.92         2.51
MainStay VP Growth Allocation -- Service Class                 19.95       N/A       N/A       N/A        14.07
MainStay VP High Yield Corporate Bond -- Initial Class          9.80      7.60     11.55      6.88        10.25
MainStay VP ICAP Select Equity -- Initial Class(6)             22.72     12.65      9.73       N/A         6.86
MainStay VP Income & Growth -- Initial Class                   21.00     10.77      9.83       N/A         7.67
MainStay VP International Equity -- Initial Class              24.63     18.22     14.02      7.25        13.55
MainStay VP Large Cap Growth -- Initial Class                  17.09      6.53      4.61       N/A         2.71
MainStay VP Mid Cap Core -- Initial Class                      20.60     17.96     15.15       N/A        13.16
MainStay VP Mid Cap Growth -- Initial Class                    17.13     18.42     13.41       N/A        11.32
MainStay VP Mid Cap Value -- Initial Class                     18.37     12.09      9.86       N/A         8.65
MainStay VP Moderate Allocation -- Service Class               14.16       N/A       N/A       N/A         9.43
MainStay VP Moderate Growth Allocation -- Service Class        17.22       N/A       N/A       N/A        12.20
MainStay VP S&P 500 Index(7) -- Initial Class                  18.44      9.78      8.84      5.32         6.86
MainStay VP Small Cap Growth -- Initial Class                   4.67      6.34      7.24       N/A         4.66
MainStay VP Total Return -- Initial Class                      13.20      7.76      6.78      4.60         5.14
MainStay VP Value -- Initial Class                             18.89     11.74      8.62      5.57         6.59
MFS(R) Investors Trust Series -- Initial Class                 19.01     10.77      8.21      3.87         6.04
MFS(R) Research Series -- Initial Class                        20.33     11.37      9.23      3.90         6.78
MFS(R) Utilities Series -- Service Class                       41.47     28.59     23.40       N/A        26.99
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       22.73     16.03       N/A       N/A        17.17
Royce Micro-Cap Portfolio -- Investment Class                  17.11     15.00     13.98     16.28        22.03
Royce Small-Cap Portfolio -- Investment Class                  20.37     14.94     13.48     13.99        15.84
T. Rowe Price Equity Income Portfolio                          20.63     12.06     10.07      7.81         8.01
Van Eck Worldwide Hard Assets                                  30.50     39.01     28.19     11.22        26.28
Van Kampen UIF Emerging Markets Equity -- Class I              46.40     37.70     26.78      7.96        23.31
Victory VIF Diversified Stock -- Class A Shares                19.31     10.66      9.94       N/A        11.46
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       14.33     15.97     15.32      4.66        14.20
CVS Calvert Social Balanced Portfolio                           3.60      4.20      5.42      4.09         4.94
Columbia Small Cap Value Fund, Variable Series -- Class B       8.05     11.19     13.03       N/A        10.44
Dreyfus IP Technology Growth -- Initial Shares                  6.61      2.37      5.84       N/A         2.43
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.34     12.15     11.65      9.33        10.38
Fidelity(R) VIP Equity-Income -- Initial Class                 15.52     10.71      9.78      6.88         8.04
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.59     17.08     16.17       N/A        19.27
Janus Aspen Series Balanced -- Institutional Shares             7.06      7.03      6.24      8.18         5.33
Janus Aspen Series Worldwide Growth -- Institutional Shares    23.17     11.76      7.02      5.37         5.10
MainStay VP Balanced -- Service Class                           2.90       N/A       N/A       N/A         4.59
MainStay VP Bond -- Initial Class                              (1.85)     0.23      2.17      4.35         2.48
MainStay VP Capital Appreciation -- Initial Class               8.30      5.41      4.65      2.61         2.13
MainStay VP Cash Management -- Current 7-day yield is
  3.31%(5)                                                     (3.13)    (0.16)    (0.18)     2.05         0.01
MainStay VP Common Stock -- Initial Class                      12.89      9.77      7.96      6.14         6.50
MainStay VP Conservative Allocation -- Service Class            3.90       N/A       N/A       N/A         2.03
MainStay VP Convertible -- Initial Class                        7.51      7.00      7.77      7.13         6.75
MainStay VP Developing Growth -- Initial Class                 14.22     12.36      9.62       N/A         8.88
MainStay VP Floating Rate -- Service Class                     (1.69)      N/A       N/A       N/A         0.36
MainStay VP Government -- Initial Class                        (2.75)    (0.13)     1.08      3.92         1.62
MainStay VP Growth Allocation -- Service Class                 12.95       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Initial Class          2.88      5.55     10.77      6.88         9.59
MainStay VP ICAP Select Equity -- Initial Class(6)             15.72     10.78      8.89       N/A         7.14
MainStay VP Income & Growth -- Initial Class                   14.00      8.83      8.99       N/A         6.94
MainStay VP International Equity -- Initial Class              17.63     16.53     13.30      7.25        12.96
MainStay VP Large Cap Growth -- Initial Class                  10.09      4.43      3.59       N/A         1.82
MainStay VP Mid Cap Core -- Initial Class                      13.60     16.26     14.46       N/A        12.57
MainStay VP Mid Cap Growth -- Initial Class                    10.13     16.73     12.67       N/A        10.68
MainStay VP Mid Cap Value -- Initial Class                     11.37     10.20      9.03       N/A         7.95
MainStay VP Moderate Allocation -- Service Class                7.16       N/A       N/A       N/A         4.45
MainStay VP Moderate Growth Allocation -- Service Class        10.22       N/A       N/A       N/A         7.27
MainStay VP S&P 500 Index(7) -- Initial Class                  11.44      7.81      7.97      5.32         6.11
MainStay VP Small Cap Growth -- Initial Class                  (1.93)     4.23      6.32       N/A         3.84
MainStay VP Total Return -- Initial Class                       6.20      5.71      5.84      4.60         4.33
MainStay VP Value -- Initial Class                             11.89      9.84      7.74      5.57         5.83
MFS(R) Investors Trust Series -- Initial Class                 12.01      8.84      7.32      3.87         5.26
MFS(R) Research Series -- Initial Class                        13.33      9.45      8.37      3.90         6.02
MFS(R) Utilities Series -- Service Class                       34.47     27.16     22.88       N/A        26.23
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       15.73     14.27       N/A       N/A        16.22
Royce Micro-Cap Portfolio -- Investment Class                  10.11     13.20     13.26     16.28        19.41
Royce Small-Cap Portfolio -- Investment Class                  13.37     13.15     12.75     13.99        13.05
T. Rowe Price Equity Income Portfolio                          13.63     10.17      9.24      7.81         7.29
Van Eck Worldwide Hard Assets                                  23.50     37.79     27.75     11.22        25.91
Van Kampen UIF Emerging Markets Equity -- Class I              39.40     36.46     26.31      7.96        22.89
Victory VIF Diversified Stock -- Class A Shares                12.31      8.73      9.11       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS FOR YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) The New York Life Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial and Service Class Portfolios with and into the MainStay VP ICAP Select Equity -- Initial and Service Class Portfolios on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)      5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares              12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2             1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2             1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares               12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares       12/31/99       6/2/03
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Bond -- Service Class                             6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class             6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.90%(5)                                                   1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                     6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Service Class                      6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Service Class                       6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class        6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)            6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                  6/2/03       6/2/03
MainStay VP International Equity -- Service Class             6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                    6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class                 6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Total Return -- Service Class                     6/2/03       6/2/03
MainStay VP Value -- Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                5/1/00       6/2/03
MFS(R) Research Series -- Service Class                       5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S     2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                  4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                 9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II           1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)      20.54     16.94     15.24       N/A        19.68
CVS Calvert Social Balanced Portfolio                         10.13      5.89      5.95      3.67         7.81
Columbia Small Cap Value Fund, Variable Series -- Class B     14.60     12.59     13.30       N/A        12.96
Dreyfus IP Technology Growth -- Service Shares                12.81      3.88      6.07       N/A         5.98
Fidelity(R) VIP Contrafund(R) -- Service Class 2              14.61     13.24     11.69      8.67        14.86
Fidelity(R) VIP Equity-Income -- Service Class 2              21.68     11.84      9.87      6.23        13.42
Fidelity(R) VIP Mid Cap -- Service Class 2                    16.12     18.29     16.36       N/A        18.93
Janus Aspen Series Balanced -- Service Shares                 13.34      8.32      6.48       N/A         7.57
Janus Aspen Series Worldwide Growth -- Service Shares         29.31     12.85      7.23       N/A        12.11
MainStay VP Balanced -- Service Class                          9.39       N/A       N/A       N/A         7.44
MainStay VP Bond -- Service Class                              4.07      1.76      2.57      3.66         0.60
MainStay VP Capital Appreciation -- Service Class             14.56      6.76      4.94      1.93         7.76
MainStay VP Cash Management -- Current 7-day yield is
  2.90%(5)                                                     2.97      1.62      0.53      1.64         0.57
MainStay VP Common Stock -- Service Class                     19.11     10.94      8.12      5.45        12.02
MainStay VP Conservative Allocation -- Service Class          10.45       N/A       N/A       N/A         7.20
MainStay VP Convertible -- Service Class                      13.77      8.30      7.94      6.44         8.26
MainStay VP Developing Growth -- Service Class                20.44     13.42      9.72       N/A        13.74
MainStay VP Floating Rate -- Service Class                     4.50       N/A       N/A       N/A         3.98
MainStay VP Government -- Service Class                        3.12      1.39      1.54      3.24         0.05
MainStay VP Growth Allocation -- Service Class                19.47       N/A       N/A       N/A        12.56
MainStay VP High Yield Corporate Bond -- Service Class         9.09      6.90     10.83      6.20         8.80
MainStay VP ICAP Select Equity -- Service Class(6)            21.92     11.93      9.03       N/A        12.69
MainStay VP Income & Growth -- Service Class                  20.22     10.06      9.13       N/A        11.37
MainStay VP International Equity -- Service Class             23.82     17.46     13.29      6.56        16.64
MainStay VP Large Cap Growth -- Service Class                 16.33      5.84      3.94       N/A         4.85
MainStay VP Mid Cap Core -- Service Class                     19.82     17.20     14.41       N/A        19.13
MainStay VP Mid Cap Growth -- Service Class                   16.38     17.65     12.67       N/A        18.21
MainStay VP Mid Cap Value -- Service Class                    17.60     11.36      9.15       N/A        13.59
MainStay VP Moderate Allocation -- Service Class              13.71       N/A       N/A       N/A         9.37
MainStay VP Moderate Growth Allocation -- Service Class       16.75       N/A       N/A       N/A        10.52
MainStay VP S&P 500 Index(7) -- Service Class                 17.68      9.06      8.13      4.63        10.50
MainStay VP Small Cap Growth -- Service Class                  3.99      5.65      6.55       N/A         8.91
MainStay VP Total Return -- Service Class                     12.46      7.04      6.08      3.91         6.68
MainStay VP Value -- Service Class                            18.12     11.01      7.92      4.88        13.06
MFS(R) Investors Trust Series -- Service Class                18.21     10.06      7.51       N/A        10.33
MFS(R) Research Series -- Service Class                       19.51     10.63      8.52       N/A        12.10
MFS(R) Utilities Series -- Service Class                      40.91     28.08     22.91       N/A        26.85
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      22.24     15.56       N/A       N/A        16.29
Royce Micro-Cap Portfolio -- Investment Class                 16.65     14.54     13.52     15.81        21.79
Royce Small-Cap Portfolio -- Investment Class                 19.89     14.49     13.03     13.54        13.90
T. Rowe Price Equity Income Portfolio -- II                   19.91     11.34       N/A       N/A        12.05
Van Eck Worldwide Hard Assets                                 29.98     38.46     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class II            45.85     37.15       N/A       N/A        30.83
Victory VIF Diversified Stock -- Class A Shares               18.83     10.22      9.51       N/A        11.90
----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)      12.54     15.21     15.24       N/A        19.68
CVS Calvert Social Balanced Portfolio                          2.20      3.76      5.95      3.67         7.81
Columbia Small Cap Value Fund, Variable Series -- Class B      6.60     10.72     13.30       N/A        10.55
Dreyfus IP Technology Growth -- Service Shares                 4.81      1.67      6.07       N/A         5.98
Fidelity(R) VIP Contrafund(R) -- Service Class 2               6.61     11.39     11.69      8.67        14.86
Fidelity(R) VIP Equity-Income -- Service Class 2              13.68      9.95      9.87      6.23        13.42
Fidelity(R) VIP Mid Cap -- Service Class 2                     8.12     16.60     16.36       N/A        18.93
Janus Aspen Series Balanced -- Service Shares                  5.34      6.29      6.48       N/A         7.57
Janus Aspen Series Worldwide Growth -- Service Shares         21.31     10.99      7.23       N/A        12.11
MainStay VP Balanced -- Service Class                          1.51       N/A       N/A       N/A         4.37
MainStay VP Bond -- Service Class                             (3.42)    (0.43)     2.57      3.66         0.60
MainStay VP Capital Appreciation -- Service Class              6.56      4.68      4.94      1.93         7.76
MainStay VP Cash Management -- Current 7-day yield is
  2.90%(5)                                                    (4.44)    (0.56)     0.53      1.64         0.57
MainStay VP Common Stock -- Service Class                     11.11      9.01      8.12      5.45        12.02
MainStay VP Conservative Allocation -- Service Class           2.50       N/A       N/A       N/A         1.27
MainStay VP Convertible -- Service Class                       5.77      6.27      7.94      6.44         8.26
MainStay VP Developing Growth -- Service Class                12.44     11.58      9.72       N/A        13.74
MainStay VP Floating Rate -- Service Class                    (3.02)      N/A       N/A       N/A         0.83
MainStay VP Government -- Service Class                       (4.31)    (0.79)     1.54      3.24         0.05
MainStay VP Growth Allocation -- Service Class                11.47       N/A       N/A       N/A         6.45
MainStay VP High Yield Corporate Bond -- Service Class         1.24      4.82     10.83      6.20         8.80
MainStay VP ICAP Select Equity -- Service Class(6)            13.92     10.04      9.03       N/A        12.69
MainStay VP Income & Growth -- Service Class                  12.22      8.10      9.13       N/A        11.37
MainStay VP International Equity -- Service Class             15.82     15.75     13.29      6.56        16.64
MainStay VP Large Cap Growth -- Service Class                  8.33      3.72      3.94       N/A         4.85
MainStay VP Mid Cap Core -- Service Class                     11.82     15.48     14.41       N/A        19.13
MainStay VP Mid Cap Growth -- Service Class                    8.38     15.94     12.67       N/A        18.21
MainStay VP Mid Cap Value -- Service Class                     9.60      9.45      9.15       N/A        13.59
MainStay VP Moderate Allocation -- Service Class               5.71       N/A       N/A       N/A         3.33
MainStay VP Moderate Growth Allocation -- Service Class        8.75       N/A       N/A       N/A         4.44
MainStay VP S&P 500 Index(7) -- Service Class                  9.68      7.06      8.13      4.63        10.50
MainStay VP Small Cap Growth -- Service Class                 (3.50)     3.52      6.55       N/A         8.91
MainStay VP Total Return -- Service Class                      4.46      4.97      6.08      3.91         6.68
MainStay VP Value -- Service Class                            10.12      9.09      7.92      4.88        13.06
MFS(R) Investors Trust Series -- Service Class                10.21      8.10      7.51       N/A        10.33
MFS(R) Research Series -- Service Class                       11.51      8.69      8.52       N/A        12.10
MFS(R) Utilities Series -- Service Class                      32.91     26.64     22.91       N/A        26.85
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S      14.24     13.79       N/A       N/A        16.29
Royce Micro-Cap Portfolio -- Investment Class                  8.65     12.73     13.52     15.81        19.01
Royce Small-Cap Portfolio -- Investment Class                 11.89     12.68     13.03     13.54        10.82
T. Rowe Price Equity Income Portfolio -- II                   11.91      9.43       N/A       N/A        12.05
Van Eck Worldwide Hard Assets                                 21.98     37.23     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class II            37.85     35.90       N/A       N/A        30.83
Victory VIF Diversified Stock -- Class A Shares               10.83      8.27      9.51       N/A         9.93
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares(4)     9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                         9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares               8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     9/13/93      5/10/02
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Bond -- Initial Class                            1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class            1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  2.90%(5)                                                   1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                    1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                     10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Initial Class                      1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95      5/10/02
MainStay VP ICAP Select Equity -- Initial Class(6)            5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP International Equity -- Initial Class             5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                 5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                    7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class                1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                 7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                    1/29/93      5/10/02
MainStay VP Value -- Initial Class                            5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class               10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                      7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S     2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                        3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                 9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                        YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)     20.85     17.21     15.52      4.24        20.95
CVS Calvert Social Balanced Portfolio                        10.13      5.89      5.95      3.67         7.81
Columbia Small Cap Value Fund, Variable Series -- Class B    14.60     12.59     13.30       N/A        12.96
Dreyfus IP Technology Growth -- Initial Shares               13.16      4.13      6.35       N/A        10.80
Fidelity(R) VIP Contrafund(R) -- Initial Class               14.89     13.52     11.96      8.89        15.10
Fidelity(R) VIP Equity-Income -- Initial Class               22.04     12.13     10.15      6.46         8.64
Fidelity(R) VIP Mid Cap -- Service Class 2                   16.12     18.29     16.36       N/A        18.93
Janus Aspen Series Balanced -- Institutional Shares          13.61      8.59      6.74      7.75         6.74
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     29.65     13.15      7.49      4.96        12.17
MainStay VP Balanced -- Service Class                         9.39       N/A       N/A       N/A         7.44
MainStay VP Bond -- Initial Class                             4.33      2.02      2.83      3.93         2.61
MainStay VP Capital Appreciation -- Initial Class            14.84      7.04      5.21      2.21         7.36
MainStay VP Cash Management -- Current 7-day yield is
  2.90%(5)                                                    2.97      1.62      0.53      1.64         0.57
MainStay VP Common Stock -- Initial Class                    19.41     11.23      8.40      5.72         9.83
MainStay VP Conservative Allocation -- Service Class         10.45       N/A       N/A       N/A         7.20
MainStay VP Convertible -- Initial Class                     14.05      8.57      8.21      6.71         9.83
MainStay VP Developing Growth -- Initial Class               20.74     13.72     10.00       N/A        16.11
MainStay VP Floating Rate -- Service Class                    4.50       N/A       N/A       N/A         3.98
MainStay VP Government -- Initial Class                       3.37      1.65      1.80      3.51         1.80
MainStay VP Growth Allocation -- Service Class               19.47       N/A       N/A       N/A        12.56
MainStay VP High Yield Corporate Bond -- Initial Class        9.36      7.18     11.11      6.46        11.54
MainStay VP ICAP Select Equity -- Initial Class(6)           22.23     12.20      9.29       N/A        15.92
MainStay VP Income & Growth -- Initial Class                 20.52     10.33      9.39       N/A        12.33
MainStay VP International Equity -- Initial Class            24.13     17.75     13.57      6.82        16.40
MainStay VP Large Cap Growth -- Initial Class                16.62      6.10      4.19       N/A         7.22
MainStay VP Mid Cap Core -- Initial Class                    20.12     17.49     14.69       N/A        17.81
MainStay VP Mid Cap Growth -- Initial Class                  16.67     17.95     12.95       N/A        21.15
MainStay VP Mid Cap Value -- Initial Class                   17.90     11.64      9.42       N/A         8.60
MainStay VP Moderate Allocation -- Service Class             13.71       N/A       N/A       N/A         9.37
MainStay VP Moderate Growth Allocation -- Service Class      16.75       N/A       N/A       N/A        10.52
MainStay VP S&P 500 Index(7) -- Initial Class                17.97      9.34      8.40      4.90        11.04
MainStay VP Small Cap Growth -- Initial Class                 4.25      5.92      6.81       N/A         6.81
MainStay VP Total Return -- Initial Class                    12.74      7.33      6.35      4.19         8.15
MainStay VP Value -- Initial Class                           18.41     11.29      8.19      5.15         8.18
MFS(R) Investors Trust Series -- Initial Class               18.53     10.33      7.78      3.45        12.82
MFS(R) Research Series -- Initial Class                      19.85     10.92      8.79      3.49        12.03
MFS(R) Utilities Series -- Service Class                     40.91     28.08     22.91       N/A        26.85
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S     22.24     15.56       N/A       N/A        16.29
Royce Micro-Cap Portfolio -- Investment Class                16.65     14.54     13.52     15.81        21.79
Royce Small-Cap Portfolio -- Investment Class                19.89     14.49     13.03     13.54        13.90
T. Rowe Price Equity Income Portfolio                        20.15     11.61      9.63      7.39         8.16
Van Eck Worldwide Hard Assets                                29.98     38.46     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class I            45.81     37.15     26.27      7.53        35.06
Victory VIF Diversified Stock -- Class A Shares              18.83     10.22      9.51       N/A        11.90
----------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                                           ASSUMING SURRENDER(%)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                        YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)     12.85     15.48     15.52      4.24        20.95
CVS Calvert Social Balanced Portfolio                         2.20      3.76      5.95      3.67         7.81
Columbia Small Cap Value Fund, Variable Series -- Class B     6.60     10.72     13.30       N/A        10.55
Dreyfus IP Technology Growth -- Initial Shares                5.16      1.93      6.35       N/A        10.80
Fidelity(R) VIP Contrafund(R) -- Initial Class                6.89     11.68     11.96      8.89        15.10
Fidelity(R) VIP Equity-Income -- Initial Class               14.04     10.25     10.15      6.46         8.64
Fidelity(R) VIP Mid Cap -- Service Class 2                    8.12     16.60     16.36       N/A        18.93
Janus Aspen Series Balanced -- Institutional Shares           5.61      6.58      6.74      7.75         6.74
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     21.65     11.29      7.49      4.96        12.17
MainStay VP Balanced -- Service Class                         1.51       N/A       N/A       N/A         4.37
MainStay VP Bond -- Initial Class                            (3.18)    (0.17)     2.83      3.93         2.61
MainStay VP Capital Appreciation -- Initial Class             6.84      4.97      5.21      2.21         7.36
MainStay VP Cash Management -- Current 7-day yield is
  2.90%(5)                                                   (4.44)    (0.56)     0.53      1.64         0.57
MainStay VP Common Stock -- Initial Class                    11.41      9.31      8.40      5.72         9.83
MainStay VP Conservative Allocation -- Service Class          2.50       N/A       N/A       N/A         1.27
MainStay VP Convertible -- Initial Class                      6.05      6.55      8.21      6.71         9.83
MainStay VP Developing Growth -- Initial Class               12.74     11.89     10.00       N/A        16.11
MainStay VP Floating Rate -- Service Class                   (3.02)      N/A       N/A       N/A         0.83
MainStay VP Government -- Initial Class                      (4.07)    (0.53)     1.80      3.51         1.80
MainStay VP Growth Allocation -- Service Class               11.47       N/A       N/A       N/A         6.45
MainStay VP High Yield Corporate Bond -- Initial Class        1.49      5.10     11.11      6.46        11.54
MainStay VP ICAP Select Equity -- Initial Class(6)           14.23     10.32      9.29       N/A        15.92
MainStay VP Income & Growth -- Initial Class                 12.52      8.37      9.39       N/A        12.33
MainStay VP International Equity -- Initial Class            16.13     16.04     13.57      6.82        16.40
MainStay VP Large Cap Growth -- Initial Class                 8.62      3.99      4.19       N/A         7.22
MainStay VP Mid Cap Core -- Initial Class                    12.12     15.78     14.69       N/A        17.81
MainStay VP Mid Cap Growth -- Initial Class                   8.67     16.24     12.95       N/A        21.15
MainStay VP Mid Cap Value -- Initial Class                    9.90      9.74      9.42       N/A         8.60
MainStay VP Moderate Allocation -- Service Class              5.71       N/A       N/A       N/A         3.33
MainStay VP Moderate Growth Allocation -- Service Class       8.75       N/A       N/A       N/A         4.44
MainStay VP S&P 500 Index(7) -- Initial Class                 9.97      7.36      8.40      4.90        11.04
MainStay VP Small Cap Growth -- Initial Class                (3.26)     3.79      6.81       N/A         6.81
MainStay VP Total Return -- Initial Class                     4.74      5.26      6.35      4.19         8.15
MainStay VP Value -- Initial Class                           10.41      9.38      8.19      5.15         8.18
MFS(R) Investors Trust Series -- Initial Class               10.53      8.38      7.78      3.45        12.82
MFS(R) Research Series -- Initial Class                      11.85      8.99      8.79      3.49        12.03
MFS(R) Utilities Series -- Service Class                     32.91     26.64     22.91       N/A        26.85
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S     14.24     13.79       N/A       N/A        16.29
Royce Micro-Cap Portfolio -- Investment Class                 8.65     12.73     13.52     15.81        19.01
Royce Small-Cap Portfolio -- Investment Class                11.89     12.68     13.03     13.54        10.82
T. Rowe Price Equity Income Portfolio                        12.15      9.70      9.63      7.39         8.16
Van Eck Worldwide Hard Assets                                21.98     37.23     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class I            37.81     35.90     26.27      7.53        35.06
Victory VIF Diversified Stock -- Class A Shares              10.83      8.27      9.51       N/A         9.93
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth
Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial and Service Class Portfolios with and into the MainStay VP ICAP Select Equity -- Initial and Service Class Portfolios on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares(4)        5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.00%(5)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)       20.66     17.05     15.36       N/A        20.05
CVS Calvert Social Balanced Portfolio                          10.24      5.99      6.06      3.78         6.90
Columbia Small Cap Value Fund, Variable Series -- Class B      14.71     12.71     13.41       N/A        12.34
Dreyfus IP Technology Growth -- Service Shares                 12.93      3.98      6.18       N/A         6.03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               14.73     13.36     11.80      8.78        15.08
Fidelity(R) VIP Equity-Income -- Service Class 2               21.80     11.96      9.98      6.34        13.14
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.24     18.41     16.48       N/A        20.14
Janus Aspen Series Balanced -- Service Shares                  13.45      8.43      6.59       N/A         7.67
Janus Aspen Series Worldwide Growth -- Service Shares          29.44     12.97      7.33       N/A        11.53
MainStay VP Balanced -- Service Class                           9.49       N/A       N/A       N/A         7.29
MainStay VP Bond -- Service Class                               4.18      1.86      2.68      3.76         0.84
MainStay VP Capital Appreciation -- Service Class              14.67      6.87      5.04      2.03         7.82
MainStay VP Cash Management -- Current 7-day yield is
  3.00%(5)                                                      3.08      1.72      0.63      1.75         0.95
MainStay VP Common Stock -- Service Class                      19.23     11.05      8.23      5.56        12.01
MainStay VP Conservative Allocation -- Service Class           10.56       N/A       N/A       N/A         6.54
MainStay VP Convertible -- Service Class                       13.88      8.41      8.05      6.55         8.26
MainStay VP Developing Growth -- Service Class                 20.56     13.54      9.83       N/A        14.57
MainStay VP Floating Rate -- Service Class                      4.61       N/A       N/A       N/A         3.38
MainStay VP Government -- Service Class                         3.22      1.49      1.64      3.34         0.12
MainStay VP Growth Allocation -- Service Class                 19.59       N/A       N/A       N/A        11.92
MainStay VP High Yield Corporate Bond -- Service Class          9.20      7.01     10.95      6.30         8.94
MainStay VP ICAP Select Equity -- Service Class(6)             22.04     12.05      9.14       N/A        12.65
MainStay VP Income & Growth -- Service Class                   20.34     10.17      9.24       N/A        11.62
MainStay VP International Equity -- Service Class              23.95     17.58     13.41      6.66        16.98
MainStay VP Large Cap Growth -- Service Class                  16.45      5.95      4.04       N/A         5.60
MainStay VP Mid Cap Core -- Service Class                      19.94     17.32     14.52       N/A        18.42
MainStay VP Mid Cap Growth -- Service Class                    16.49     17.77     12.79       N/A        19.22
MainStay VP Mid Cap Value -- Service Class                     17.72     11.47      9.26       N/A        13.71
MainStay VP Moderate Allocation -- Service Class               13.82       N/A       N/A       N/A         8.76
MainStay VP Moderate Growth Allocation -- Service Class        16.87       N/A       N/A       N/A        11.28
MainStay VP S&P 500 Index(7) -- Service Class                  17.80      9.17      8.24      4.73        10.37
MainStay VP Small Cap Growth -- Service Class                   4.09      5.76      6.66       N/A         9.77
MainStay VP Total Return -- Service Class                      12.58      7.15      6.18      4.01         6.72
MainStay VP Value -- Service Class                             18.24     11.12      8.03      4.98        12.71
MFS(R) Investors Trust Series -- Service Class                 18.33     10.17      7.62       N/A        10.06
MFS(R) Research Series -- Service Class                        19.63     10.74      8.63       N/A        12.00
MFS(R) Utilities Series -- Service Class                       41.05     28.21     23.03       N/A        26.51
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       22.36     15.68       N/A       N/A        16.40
Royce Micro-Cap Portfolio -- Investment Class                  16.76     14.65     13.63     15.93        22.55
Royce Small-Cap Portfolio -- Investment Class                  20.01     14.60     13.14     13.65        15.20
T. Rowe Price Equity Income Portfolio -- II                    20.02     11.45      9.46       N/A        12.33
Van Eck Worldwide Hard Assets                                  30.11     38.60     27.81     10.89        38.38
Van Kampen UIF Emerging Markets Equity -- Class II             45.99     37.29       N/A       N/A        34.45
Victory VIF Diversified Stock -- Class A Shares                18.95     10.33      9.61       N/A        11.80
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares(4)       12.66     15.07     14.67       N/A        19.18
CVS Calvert Social Balanced Portfolio                           2.30      3.56      5.09      3.78         5.65
Columbia Small Cap Value Fund, Variable Series -- Class B       6.71     10.57     12.68       N/A         9.76
Dreyfus IP Technology Growth -- Service Shares                  4.93      1.45      5.22       N/A         4.77
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.73     11.24     11.02      8.78        14.10
Fidelity(R) VIP Equity-Income -- Service Class 2               13.80      9.79      9.15      6.34        12.10
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.24     16.47     15.82       N/A        19.00
Janus Aspen Series Balanced -- Service Shares                   5.45      6.11      5.64       N/A         6.48
Janus Aspen Series Worldwide Growth -- Service Shares          21.44     10.84      6.41       N/A        10.45
MainStay VP Balanced -- Service Class                           1.61       N/A       N/A       N/A         3.82
MainStay VP Bond -- Service Class                              (3.32)    (0.65)     1.57      3.76        (0.52)
MainStay VP Capital Appreciation -- Service Class               6.67      4.48      4.04      2.03         6.64
MainStay VP Cash Management -- Current 7-day yield is
  3.00%(5)                                                     (4.34)    (0.78)    (0.48)     1.75        (0.42)
MainStay VP Common Stock -- Service Class                      11.23      8.85      7.34      5.56        10.95
MainStay VP Conservative Allocation -- Service Class            2.60       N/A       N/A       N/A         0.87
MainStay VP Convertible -- Service Class                        5.88      6.09      7.15      6.55         7.08
MainStay VP Developing Growth -- Service Class                 12.56     11.43      8.99       N/A        13.59
MainStay VP Floating Rate -- Service Class                     (2.92)      N/A       N/A       N/A        (0.14)
MainStay VP Government -- Service Class                        (4.21)    (1.01)     0.52      3.34        (1.24)
MainStay VP Growth Allocation -- Service Class                 11.59       N/A       N/A       N/A         6.10
MainStay VP High Yield Corporate Bond -- Service Class          1.34      4.63     10.14      6.30         7.79
MainStay VP ICAP Select Equity -- Service Class(6)             14.04      9.88      8.28       N/A        11.60
MainStay VP Income & Growth -- Service Class                   12.34      7.93      8.39       N/A        10.53
MainStay VP International Equity -- Service Class              15.95     15.62     12.67      6.66        16.04
MainStay VP Large Cap Growth -- Service Class                   8.45      3.52      3.00       N/A         4.33
MainStay VP Mid Cap Core -- Service Class                      11.94     15.35     13.82       N/A        17.52
MainStay VP Mid Cap Growth -- Service Class                     8.49     15.81     12.03       N/A        18.36
MainStay VP Mid Cap Value -- Service Class                      9.72      9.28      8.41       N/A        12.70
MainStay VP Moderate Allocation -- Service Class                5.82       N/A       N/A       N/A         3.02
MainStay VP Moderate Growth Allocation -- Service Class         8.87       N/A       N/A       N/A         5.58
MainStay VP S&P 500 Index(7) -- Service Class                   9.80      6.88      7.35      4.73         9.26
MainStay VP Small Cap Growth -- Service Class                  (3.40)     3.32      5.72       N/A         8.65
MainStay VP Total Return -- Service Class                       4.58      4.78      5.22      4.01         5.48
MainStay VP Value -- Service Class                             10.24      8.92      7.13      4.98        11.68
MFS(R) Investors Trust Series -- Service Class                 10.33      7.93      6.71       N/A         8.93
MFS(R) Research Series -- Service Class                        11.63      8.52      7.75       N/A        10.92
MFS(R) Utilities Series -- Service Class                       33.05     26.56     22.51       N/A        25.60
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       14.36     13.65       N/A       N/A        15.27
Royce Micro-Cap Portfolio -- Investment Class                   8.76     12.59     12.91     15.93        19.54
Royce Small-Cap Portfolio -- Investment Class                  12.01     12.53     12.40     13.65        11.97
T. Rowe Price Equity Income Portfolio -- II                    12.02      9.27      8.61       N/A        11.27
Van Eck Worldwide Hard Assets                                  22.11     37.19     27.36     10.89        37.71
Van Kampen UIF Emerging Markets Equity -- Class II             37.99     35.86       N/A       N/A        33.84
Victory VIF Diversified Stock -- Class A Shares                10.95      8.10      8.77       N/A        10.01
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.75%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Service Class Portfolio with and into the MainStay VP ICAP Select Equity -- Service Class Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338402 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class S Shares        5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.36%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6) -- Service Class              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares      (0.11)    21.08     17.46     15.76       N/A        20.23
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.23)    15.11     13.10     13.81       N/A        12.99
CVS Calvert Social Balanced Portfolio                         (1.38)    10.62      6.36      6.43      4.14         6.12
Dreyfus IP Technology Growth -- Service Shares                 1.21     13.32      4.34      6.55       N/A         6.55
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.35)    15.13     13.75     12.19      9.16        15.74
Fidelity(R) VIP Equity-Income -- Service Class 2              (1.52)    22.23     12.35     10.37      6.71        13.54
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.11)    16.64     18.82     16.88       N/A        19.83
Janus Aspen Series Balanced -- Service Shares                 (1.27)    13.85      8.80      6.96       N/A         8.02
Janus Aspen Series Worldwide Growth -- Service Shares         (0.72)    29.89     13.36      7.71       N/A        12.44
MainStay VP Balanced -- Service Class                         (2.35)     9.88       N/A       N/A       N/A         7.64
MainStay VP Bond -- Service Class                             (0.50)     4.54      2.21      3.04      4.13         1.19
MainStay VP Capital Appreciation -- Service Class             (1.12)    15.07      7.24      5.41      2.39         8.20
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.36%                                                        0.28      3.44      2.08      0.98      2.10         2.38
MainStay VP Common Stock -- Service Class                     (2.14)    19.65     11.44      8.61      5.93        12.40
MainStay VP Conservative Allocation -- Service Class          (0.73)    10.94       N/A       N/A       N/A         7.49
MainStay VP Convertible -- Service Class                       0.49     14.28      8.79      8.43      6.92         8.88
MainStay VP Developing Growth -- Service Class                 2.02     20.98     13.94     10.22       N/A        14.66
MainStay VP Floating Rate -- Service Class                     0.12      4.97       N/A       N/A       N/A         3.46
MainStay VP Government -- Service Class                       (0.51)     3.58      1.85      2.00      3.74         0.47
MainStay VP Growth Allocation -- Service Class                (1.03)    20.01       N/A       N/A       N/A        14.03
MainStay VP High Yield Corporate Bond -- Service Class        (1.30)     9.58      7.38     11.33      6.67         9.32
MainStay VP ICAP Select Equity(6) -- Service Class            (1.14)    22.47     12.44      9.52       N/A        12.94
MainStay VP Income & Growth -- Service Class                  (2.19)    20.76     10.56      9.63       N/A        11.53
MainStay VP International Equity -- Service Class             (1.62)    24.38     17.99     13.80      7.04        18.08
MainStay VP Large Cap Growth -- Service Class                 (0.25)    16.85      6.32      4.41       N/A         6.02
MainStay VP Mid Cap Core -- Service Class                     (1.66)    20.36     17.73     14.92       N/A        18.99
MainStay VP Mid Cap Growth -- Service Class                   (0.62)    16.90     18.18     13.18       N/A        19.64
MainStay VP Mid Cap Value -- Service Class                    (1.95)    18.13     11.86      9.64       N/A        14.11
MainStay VP Moderate Allocation -- Service Class              (0.79)    14.22       N/A       N/A       N/A         9.90
MainStay VP Moderate Growth Allocation -- Service Class       (0.94)    17.27       N/A       N/A       N/A        12.59
MainStay VP S&P 500(7) Index -- Service Class                 (1.80)    18.21      9.55      8.62      5.10        10.76
MainStay VP Small Cap Growth -- Service Class                 (2.71)     4.46      6.13      7.03       N/A        10.16
MainStay VP Total Return -- Service Class                     (1.02)    12.97      7.53      6.56      4.38         7.42
MainStay VP Value -- Service Class                            (1.45)    18.65     11.51      8.40      5.35        13.11
MFS(R) Investors Trust Series -- Service Class                (0.72)    18.75     10.55      7.99       N/A        10.30
MFS(R) Research Series -- Service Class                       (0.57)    20.05     11.13      9.01       N/A        11.92
MFS(R) Utilities Series -- Service Class                      (1.96)    41.54     28.66     23.46       N/A        27.63
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       0.08     22.79     16.08       N/A       N/A        16.18
Royce Micro-Cap Portfolio -- Investment Class                  0.53     17.17     15.05     14.03     16.34        23.44
Royce Small-Cap Portfolio -- Investment Class                 (1.61)    20.43     15.00     13.54     14.05        16.75
T. Rowe Price Equity Income Portfolio -- II                   (1.53)    20.44     11.85      9.85       N/A        12.64
Van Eck Worldwide Hard Assets                                  0.84     30.57     39.08     28.26     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class II             3.60     46.50     37.77       N/A       N/A        35.59
Victory VIF Diversified Stock -- Class A Shares               (0.53)    19.36     10.72     10.00       N/A        12.51
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares       14.08     15.75     15.20       N/A        19.53
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        8.11     11.25     13.21       N/A        10.76
CVS Calvert Social Balanced Portfolio                           3.65      4.26      5.64      4.14         6.12
Dreyfus IP Technology Growth -- Service Shares                  6.32      2.16      5.76       N/A         5.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.13     11.92     11.55      9.16        14.95
Fidelity(R) VIP Equity-Income -- Service Class 2               15.23     10.47      9.68      6.71        12.70
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.64     17.14     16.34       N/A        18.87
Janus Aspen Series Balanced -- Service Shares                   6.85      6.80      6.19       N/A         7.04
Janus Aspen Series Worldwide Growth -- Service Shares          22.89     11.52      6.96       N/A        11.57
MainStay VP Balanced -- Service Class                           2.95       N/A       N/A       N/A         4.63
MainStay VP Bond -- Service Class                              (2.04)     0.02      2.13      4.13         0.06
MainStay VP Capital Appreciation -- Service Class               8.07      5.18      4.59      2.39         7.22
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.36%                                                        (3.08)    (0.11)     0.06      2.10         2.38
MainStay VP Common Stock -- Service Class                      12.65      9.53      7.88      5.93        11.53
MainStay VP Conservative Allocation -- Service Class            3.95       N/A       N/A       N/A         2.55
MainStay VP Convertible -- Service Class                        7.28      6.78      7.69      6.92         7.92
MainStay VP Developing Growth -- Service Class                 13.98     12.11      9.53       N/A        13.84
MainStay VP Floating Rate -- Service Class                     (1.64)      N/A       N/A       N/A         0.40
MainStay VP Government -- Service Class                        (2.95)    (0.34)     1.06      3.74        (0.66)
MainStay VP Growth Allocation -- Service Class                 13.01       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Service Class          2.68      5.32     10.68      6.67         8.38
MainStay VP ICAP Select Equity(6) -- Service Class             15.47     10.56      8.82       N/A        12.09
MainStay VP Income & Growth -- Service Class                   13.76      8.62      8.92       N/A        10.63
MainStay VP International Equity -- Service Class              17.38     16.29     13.20      7.04        17.34
MainStay VP Large Cap Growth -- Service Class                   9.85      4.21      3.55       N/A         4.98
MainStay VP Mid Cap Core -- Service Class                      13.36     16.02     14.35       N/A        18.26
MainStay VP Mid Cap Growth -- Service Class                     9.90     16.48     12.56       N/A        18.93
MainStay VP Mid Cap Value -- Service Class                     11.13      9.97      8.94       N/A        13.28
MainStay VP Moderate Allocation -- Service Class                7.22       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth Allocation -- Service Class        10.27       N/A       N/A       N/A         7.71
MainStay VP S&P 500(7) Index -- Service Class                  11.21      7.57      7.89      5.10         9.85
MainStay VP Small Cap Growth -- Service Class                  (2.12)     4.02      6.26       N/A         9.24
MainStay VP Total Return -- Service Class                       5.97      5.47      5.77      4.38         6.42
MainStay VP Value -- Service Class                             11.65      9.60      7.67      5.35        12.26
MFS(R) Investors Trust Series -- Service Class                 11.75      8.61      7.25       N/A         9.37
MFS(R) Research Series -- Service Class                        13.05      9.21      8.29       N/A        11.03
MFS(R) Utilities Series -- Service Class                       34.54     27.23     23.03       N/A        26.75
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       15.79     14.33       N/A       N/A        15.21
Royce Micro-Cap Portfolio -- Investment Class                  10.17     13.26     13.44     16.34        20.87
Royce Small-Cap Portfolio -- Investment Class                  13.43     13.21     12.93     14.05        14.00
T. Rowe Price Equity Income Portfolio -- II                    13.44      9.95      9.15       N/A        11.78
Van Eck Worldwide Hard Assets                                  23.57     37.86     27.89     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class II             39.50     36.53       N/A       N/A        35.10
Victory VIF Diversified Stock -- Class A Shares                12.36      8.78      9.31       N/A        11.00
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class O Shares       9/21/88      10/1/96
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86       5/1/95
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.36%                                                        1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP ICAP Select Equity(6) -- Initial Class              5/1/98       5/1/98
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       5/1/98
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       11/3/97       7/2/01
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares      (0.11)    21.39     17.74     16.05      4.71         3.94
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.23)    15.11     13.10     13.81       N/A        12.99
CVS Calvert Social Balanced Portfolio                         (1.38)    10.62      6.36      6.43      4.14         6.12
Dreyfus IP Technology Growth -- Initial Shares                 1.29     13.66      4.60      6.83       N/A        (0.48)
Fidelity(R) VIP Contrafund(R) -- Initial Class                (0.32)    15.40     14.03     12.46      9.38        10.39
Fidelity(R) VIP Equity-Income -- Initial Class                (1.46)    22.58     12.64     10.65      6.93         8.34
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.11)    16.64     18.82     16.88       N/A        19.83
Janus Aspen Series Balanced -- Institutional Shares           (1.24)    14.12      9.08      7.22      8.24         8.99
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.70)    30.23     13.66      7.97      5.43         7.03
MainStay VP Balanced -- Service Class                         (2.35)     9.88       N/A       N/A       N/A         7.64
MainStay VP Bond -- Initial Class                             (0.48)     4.80      2.48      3.30      4.40         4.32
MainStay VP Capital Appreciation -- Initial Class             (1.10)    15.36      7.52      5.68      2.66         6.01
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.36%                                                        0.28      3.44      2.08      0.98      2.10         2.38
MainStay VP Common Stock -- Initial Class                     (2.12)    19.95     11.73      8.88      6.20         9.21
MainStay VP Conservative Allocation -- Service Class          (0.73)    10.94       N/A       N/A       N/A         7.49
MainStay VP Convertible -- Initial Class                       0.51     14.56      9.06      8.70      7.18         7.52
MainStay VP Developing Growth -- Initial Class                 2.04     21.28     14.23     10.50       N/A         2.49
MainStay VP Floating Rate -- Service Class                     0.12      4.97       N/A       N/A       N/A         3.46
MainStay VP Government -- Initial Class                       (0.49)     3.84      2.11      2.26      3.97         3.97
MainStay VP Growth Allocation -- Service Class                (1.03)    20.01       N/A       N/A       N/A        14.03
MainStay VP High Yield Corporate Bond -- Initial Class        (1.28)     9.86      7.66     11.61      6.94         8.21
MainStay VP ICAP Select Equity(6) -- Initial Class            (1.12)    22.78     12.71      9.79       N/A         4.44
MainStay VP Income & Growth -- Initial Class                  (2.17)    21.06     10.82      9.89       N/A         3.94
MainStay VP International Equity -- Initial Class             (1.60)    24.69     18.28     14.08      7.30         8.37
MainStay VP Large Cap Growth -- Initial Class                 (0.23)    17.15      6.58      4.66       N/A         4.00
MainStay VP Mid Cap Core -- Service Class                     (1.66)    20.36     17.73     14.92       N/A        18.99
MainStay VP Mid Cap Growth -- Service Class                   (0.62)    16.90     18.18     13.18       N/A        19.64
MainStay VP Mid Cap Value -- Initial Class                    (1.93)    18.43     12.15      9.92       N/A         7.79
MainStay VP Moderate Allocation -- Service Class              (0.79)    14.22       N/A       N/A       N/A         9.90
MainStay VP Moderate Growth Allocation -- Service Class       (0.94)    17.27       N/A       N/A       N/A        12.59
MainStay VP S&P 500(7) Index -- Initial Class                 (1.78)    18.50      9.84      8.89      5.37         8.95
MainStay VP Small Cap Growth -- Initial Class                 (2.69)     4.72      6.39      7.30       N/A         2.73
MainStay VP Total Return -- Initial Class                     (1.00)    13.25      7.81      6.83      4.65         6.50
MainStay VP Value -- Initial Class                            (1.43)    18.95     11.80      8.67      5.62         8.32
MFS(R) Investors Trust Series -- Initial Class                (0.67)    19.07     10.83      8.26      3.92         1.81
MFS(R) Research Series -- Initial Class                       (0.52)    20.39     11.42      9.28      3.95         2.74
MFS(R) Utilities Series -- Initial Class                      (1.95)    41.87     28.98     23.76     12.34        12.73
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       0.07     23.06     16.37     12.47       N/A         6.18
Royce Micro-Cap Portfolio -- Investment Class                  0.53     17.17     15.05     14.03     16.34        23.44
Royce Small-Cap Portfolio -- Investment Class                 (1.61)    20.43     15.00     13.54     14.05        16.75
T. Rowe Price Equity Income Portfolio                         (1.56)    20.69     12.11     10.12      7.87         6.62
Van Eck Worldwide Hard Assets                                  0.84     30.57     39.08     28.26     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class I              3.55     46.47     37.77     26.84      8.01         9.49
Victory VIF Diversified Stock -- Class A Shares               (0.53)    19.36     10.72     10.00       N/A        12.51
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares       14.39     16.03     15.49      4.71         3.94
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        8.11     11.25     13.21       N/A        10.76
CVS Calvert Social Balanced Portfolio                           3.65      4.26      5.64      4.14         6.12
Dreyfus IP Technology Growth -- Initial Shares                  6.66      2.42      6.05       N/A        (1.09)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.40     12.21     11.83      9.38        10.39
Fidelity(R) VIP Equity-Income -- Initial Class                 15.58     10.77      9.97      6.93         8.34
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.64     17.14     16.34       N/A        18.87
Janus Aspen Series Balanced -- Institutional Shares             7.12      7.08      6.45      8.24         8.99
Janus Aspen Series Worldwide Growth -- Institutional Shares    23.23     11.82      7.23      5.43         7.03
MainStay VP Balanced -- Service Class                           2.95       N/A       N/A       N/A         4.63
MainStay VP Bond -- Initial Class                              (1.80)     0.28      2.40      4.40         4.32
MainStay VP Capital Appreciation -- Initial Class               8.36      5.47      4.87      2.66         6.01
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.36%                                                        (3.08)    (0.11)     0.06      2.10         2.38
MainStay VP Common Stock -- Initial Class                      12.95      9.83      8.16      6.20         9.21
MainStay VP Conservative Allocation -- Service Class            3.95       N/A       N/A       N/A         2.55
MainStay VP Convertible -- Initial Class                        7.56      7.06      7.97      7.18         7.52
MainStay VP Developing Growth -- Initial Class                 14.28     12.42      9.82       N/A         2.49
MainStay VP Floating Rate -- Service Class                     (1.64)      N/A       N/A       N/A         0.40
MainStay VP Government -- Initial Class                        (2.70)    (0.08)     1.33      3.97         3.97
MainStay VP Growth Allocation -- Service Class                 13.01       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Initial Class          2.94      5.61     10.96      6.94         8.21
MainStay VP ICAP Select Equity(6) -- Initial Class             15.78     10.84      9.09       N/A         4.44
MainStay VP Income & Growth -- Initial Class                   14.06      8.89      9.19       N/A         3.94
MainStay VP International Equity -- Initial Class              17.69     16.59     13.48      7.30         8.37
MainStay VP Large Cap Growth -- Initial Class                  10.15      4.49      3.82       N/A         4.00
MainStay VP Mid Cap Core -- Service Class                      13.36     16.02     14.35       N/A        18.26
MainStay VP Mid Cap Growth -- Service Class                     9.90     16.48     12.56       N/A        18.93
MainStay VP Mid Cap Value -- Initial Class                     11.43     10.26      9.22       N/A         7.33
MainStay VP Moderate Allocation -- Service Class                7.22       N/A       N/A       N/A         4.97
MainStay VP Moderate Growth Allocation -- Service Class        10.27       N/A       N/A       N/A         7.71
MainStay VP S&P 500(7) Index -- Initial Class                  11.50      7.87      8.17      5.37         8.95
MainStay VP Small Cap Growth -- Initial Class                  (1.88)     4.29      6.53       N/A         2.14
MainStay VP Total Return -- Initial Class                       6.25      5.76      6.05      4.65         6.50
MainStay VP Value -- Initial Class                             11.95      9.90      7.95      5.62         8.32
MFS(R) Investors Trust Series -- Initial Class                 12.07      8.90      7.52      3.92         1.81
MFS(R) Research Series -- Initial Class                        13.39      9.51      8.57      3.95         2.74
MFS(R) Utilities Series -- Initial Class                       34.87     27.56     23.33     12.34        12.35
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       16.06     14.62     11.84       N/A         5.67
Royce Micro-Cap Portfolio -- Investment Class                  10.17     13.26     13.44     16.34        20.87
Royce Small-Cap Portfolio -- Investment Class                  13.43     13.21     12.93     14.05        14.00
T. Rowe Price Equity Income Portfolio                          13.69     10.22      9.43      7.87         6.62
Van Eck Worldwide Hard Assets                                  23.57     37.86     27.89     11.28        14.89
Van Kampen UIF Emerging Markets Equity -- Class I              39.47     36.53     26.45      8.01         9.49
Victory VIF Diversified Stock -- Class A Shares                12.36      8.78      9.31       N/A        11.00
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

* Effective December 4, 2006, New York Life is not accepting any new business in New York Life Plus Variable Annuity policies. New York Life will continue accepting additional premium payments in existing New York Life Plus Variable Annuity policies pursuant to the contract's guidelines. Policyholders can continue to reallocate their premiums within New York Life Plus Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Plus Variable Annuity was first offered for sale on May 1, 1995. The New York Life Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00338402 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(3) -- Class O Shares       9/21/88      3/13/00
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86      3/13/00
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.21%                                                        1/29/93      3/13/00
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      3/13/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00
MainStay VP ICAP Select Equity(5) -- Initial Class              5/1/98      3/13/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      3/13/00
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(6) Index -- Initial Class                  1/29/93      3/13/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00
MainStay VP Value -- Initial Class                              5/1/95      3/13/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       11/3/97       7/2/01
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                                                                  SINCE
                                                                                                                INVESTMENT
                                                                1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(2)
Alger American Small Capitalization(3) -- Class O Shares      (0.12)    21.21     17.56     15.87      4.55         0.76
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.25)    14.94     12.93     13.64       N/A        11.57
CVS Calvert Social Balanced Portfolio                         (1.39)    10.46      6.20      6.27      3.98         0.87
Dreyfus IP Technology Growth -- Initial Shares                 1.28     13.50      4.44      6.67       N/A         2.89
Fidelity(R) VIP Contrafund(R) -- Initial Class                (0.33)    15.23     13.86     12.30      9.22         5.96
Fidelity(R) VIP Equity-Income -- Initial Class                (1.48)    22.40     12.47     10.48      6.77         6.19
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.12)    16.47     18.64     16.71       N/A        17.62
Janus Aspen Series Balanced -- Institutional Shares           (1.25)    13.95      8.92      7.06      8.08         3.74
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.71)    30.04     13.49      7.81      5.27        (1.79)
MainStay VP Balanced -- Service Class                         (2.36)     9.71       N/A       N/A       N/A         7.49
MainStay VP Bond -- Initial Class                             (0.49)     4.65      2.33      3.14      4.24         4.34
MainStay VP Capital Appreciation -- Initial Class             (1.11)    15.19      7.36      5.52      2.51        (3.82)
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.21%                                                        0.26      3.28      1.93      0.83      1.95         1.27
MainStay VP Common Stock -- Initial Class                     (2.13)    19.77     11.57      8.72      6.04         0.09
MainStay VP Conservative Allocation -- Service Class          (0.75)    10.78       N/A       N/A       N/A         7.54
MainStay VP Convertible -- Initial Class                       0.50     14.39      8.89      8.53      7.02         2.93
MainStay VP Developing Growth -- Initial Class                 2.03     21.10     14.06     10.33       N/A         2.61
MainStay VP Floating Rate -- Service Class                     0.10      4.82       N/A       N/A       N/A         3.59
MainStay VP Government -- Initial Class                       (0.50)     3.68      1.96      2.11      3.82         3.47
MainStay VP Growth Allocation -- Service Class                (1.04)    19.83       N/A       N/A       N/A        12.27
MainStay VP High Yield Corporate Bond -- Initial Class        (1.29)     9.69      7.50     11.44      6.78         7.23
MainStay VP ICAP Select Equity(5) -- Initial Class            (1.13)    22.60     12.54      9.62       N/A         4.65
MainStay VP Income & Growth -- Initial Class                  (2.19)    20.88     10.66      9.72       N/A         2.30
MainStay VP International Equity -- Initial Class             (1.61)    24.50     18.10     13.91      7.14         7.08
MainStay VP Large Cap Growth -- Initial Class                 (0.24)    16.97      6.42      4.51       N/A        (3.13)
MainStay VP Mid Cap Core -- Service Class                     (1.67)    20.18     17.55     14.75       N/A        15.95
MainStay VP Mid Cap Growth -- Service Class                   (0.63)    16.73     18.00     13.01       N/A        16.00
MainStay VP Mid Cap Value -- Initial Class                    (1.94)    18.25     11.98      9.75       N/A         7.62
MainStay VP Moderate Allocation -- Service Class              (0.80)    14.05       N/A       N/A       N/A         8.95
MainStay VP Moderate Growth Allocation -- Service Class       (0.95)    17.10       N/A       N/A       N/A        11.29
MainStay VP S&P 500(6) Index -- Initial Class                 (1.79)    18.33      9.67      8.73      5.21         0.87
MainStay VP Small Cap Growth -- Initial Class                 (2.71)     4.56      6.23      7.14       N/A         3.12
MainStay VP Total Return -- Initial Class                     (1.01)    13.08      7.65      6.67      4.50        (0.29)
MainStay VP Value -- Initial Class                            (1.44)    18.77     11.63      8.51      5.46         6.19
MFS(R) Investors Trust Series -- Initial Class                (0.69)    18.89     10.66      8.10      3.76         0.53
MFS(R) Research Series -- Initial Class                       (0.53)    20.21     11.26      9.12      3.80        (1.47)
MFS(R) Utilities Series -- Initial Class                      (1.96)    41.66     28.78     23.57     12.17        17.02
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       0.06     22.88     16.19     12.30       N/A         7.14
Royce Micro-Cap Portfolio -- Investment Class                  0.52     17.00     14.88     13.86     16.16        24.17
Royce Small-Cap Portfolio -- Investment Class                 (1.62)    20.25     14.83     13.37     13.88        14.36
T. Rowe Price Equity Income Portfolio                         (1.57)    20.51     11.94      9.96      7.71         7.84
Van Eck Worldwide Hard Assets                                  0.83     30.37     38.87     28.06     11.11        20.19
Van Kampen UIF Emerging Markets Equity -- Class I              3.54     46.25     37.57     26.65      7.86         9.62
Victory VIF Diversified Stock -- Class A Shares               (0.54)    18.95     10.33      9.61       N/A        11.08
------------------------------------------------------------------------------------
                                                                            Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.55%. A POLICY SERVICE CHARGE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

* Effective October 14, 2002, New York Life is not accepting any new business in New York Life Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing New York Life Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within New York Life Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Access Variable Annuity was first offered for sale on March 13, 2000. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap -- Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified
    Stock -- Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core -- Service Class and MainStay VP Mid Cap Growth -- Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the New York Life Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, MainStay VP Conservative Allocation, MainStay VP Growth Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00338402 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class S Shares        5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.16%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6) -- Service Class              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares      (0.13)    20.84     17.23     15.53       N/A        19.99
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.25)    14.88     12.87     13.58       N/A        12.63
CVS Calvert Social Balanced Portfolio                         (1.39)    10.40      6.15      6.22      3.93         0.43
Dreyfus IP Technology Growth -- Service Shares                 1.20     13.10      4.14      6.34       N/A         6.17
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.37)    14.90     13.53     11.97      8.94        15.30
Fidelity(R) VIP Equity-Income -- Service Class 2              (1.53)    21.98     12.12     10.15      6.50        13.04
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.13)    16.41     18.58     16.65       N/A        19.64
Janus Aspen Series Balanced -- Service Shares                 (1.28)    13.62      8.59      6.75       N/A         7.99
Janus Aspen Series Worldwide Growth -- Service Shares         (0.73)    29.63     13.14      7.49       N/A        12.07
MainStay VP Balanced -- Service Class                         (2.36)     9.66       N/A       N/A       N/A         7.45
MainStay VP Bond -- Service Class                             (0.51)     4.33      2.01      2.83      3.92         1.01
MainStay VP Capital Appreciation -- Service Class             (1.13)    14.84      7.03      5.20      2.19         8.32
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.16%                                                        0.26      3.23      1.88      0.78      1.90         1.15
MainStay VP Common Stock -- Service Class                     (2.16)    19.41     11.22      8.39      5.72        12.06
MainStay VP Conservative Allocation -- Service Class          (0.75)    10.72       N/A       N/A       N/A         7.33
MainStay VP Convertible -- Service Class                       0.47     14.05      8.57      8.21      6.71         8.81
MainStay VP Developing Growth -- Service Class                 2.01     20.74     13.71      9.99       N/A        14.13
MainStay VP Floating Rate -- Service Class                     0.10      4.76       N/A       N/A       N/A         3.28
MainStay VP Government -- Service Class                       (0.53)     3.37      1.64      1.80      3.50         0.16
MainStay VP Growth Allocation -- Service Class                (1.05)    19.77       N/A       N/A       N/A        12.39
MainStay VP High Yield Corporate Bond -- Service Class        (1.31)     9.37      7.17     11.11      6.46         9.00
MainStay VP ICAP Select Equity(6) -- Service Class            (1.15)    22.23     12.21      9.31       N/A        12.82
MainStay VP Income & Growth -- Service Class                  (2.21)    20.52     10.34      9.41       N/A        12.16
MainStay VP International Equity -- Service Class             (1.64)    24.13     17.76     13.58      6.82        17.51
MainStay VP Large Cap Growth -- Service Class                 (0.27)    16.62      6.11      4.20       N/A         5.77
MainStay VP Mid Cap Core -- Service Class                     (1.68)    20.12     17.49     14.69       N/A        18.59
MainStay VP Mid Cap Growth -- Service Class                   (0.63)    16.67     17.94     12.95       N/A        18.83
MainStay VP Mid Cap Value -- Service Class                    (1.96)    17.90     11.64      9.42       N/A        14.26
MainStay VP Moderate Allocation -- Service Class              (0.81)    13.99       N/A       N/A       N/A         8.90
MainStay VP Moderate Growth Allocation -- Service Class       (0.95)    17.04       N/A       N/A       N/A        11.35
MainStay VP S&P 500(7) Index -- Service Class                 (1.82)    17.97      9.33      8.40      4.89        10.43
MainStay VP Small Cap Growth -- Service Class                 (2.73)     4.25      5.92      6.82       N/A        10.19
MainStay VP Total Return -- Service Class                     (1.03)    12.75      7.31      6.34      4.17         7.21
MainStay VP Value -- Service Class                            (1.46)    18.41     11.29      8.19      5.14        12.77
MFS(R) Investors Trust Series -- Service Class                (0.74)    18.51     10.33      7.78       N/A        10.25
MFS(R) Research Series -- Service Class                       (0.58)    19.81     10.91      8.79       N/A        11.49
MFS(R) Utilities Series -- Service Class                      (1.98)    41.26     28.40     23.22       N/A        27.17
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       0.06     22.54     15.85       N/A       N/A        16.13
Royce Micro-Cap Portfolio -- Investment Class                  0.51     16.94     14.82     13.81     16.10        23.21
Royce Small-Cap Portfolio -- Investment Class                 (1.63)    20.19     14.77     13.31     13.82        15.24
T. Rowe Price Equity Income Portfolio -- II                   (1.54)    20.20     11.62      9.63       N/A        12.36
Van Eck Worldwide Hard Assets                                  0.83     30.31     38.80     28.00     11.05        20.78
Van Kampen UIF Emerging Markets Equity -- Class II             3.59     46.21     37.49       N/A       N/A        34.48
Victory VIF Diversified Stock -- Class A Shares               (0.55)    19.13     10.50      9.78       N/A        11.97
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares       12.84     15.26     14.73       N/A        18.99
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6.88     10.74     12.73       N/A        10.06
CVS Calvert Social Balanced Portfolio                           2.45      3.73      5.10      3.93        (0.24)
Dreyfus IP Technology Growth -- Service Shares                  5.10      1.62      5.22       N/A         4.71
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.90     11.42     11.06      8.94        14.18
Fidelity(R) VIP Equity-Income -- Service Class 2               13.98      9.96      9.18      6.50        11.83
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.41     16.66     15.88       N/A        18.34
Janus Aspen Series Balanced -- Service Shares                   5.62      6.28      5.65       N/A         6.60
Janus Aspen Series Worldwide Growth -- Service Shares          21.63     11.01      6.42       N/A        10.83
MainStay VP Balanced -- Service Class                           1.76       N/A       N/A       N/A         3.98
MainStay VP Bond -- Service Class                              (3.18)    (0.50)     1.55      3.92        (0.59)
MainStay VP Capital Appreciation -- Service Class               6.84      4.65      4.03      2.19         6.94
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.16%                                                        (4.20)    (0.63)    (0.52)     1.90         0.47
MainStay VP Common Stock -- Service Class                      11.41      9.02      7.36      5.72        10.82
MainStay VP Conservative Allocation -- Service Class            2.75       N/A       N/A       N/A         1.65
MainStay VP Convertible -- Service Class                        6.05      6.26      7.17      6.71         7.45
MainStay VP Developing Growth -- Service Class                 12.74     11.61      9.02       N/A        12.95
MainStay VP Floating Rate -- Service Class                     (2.78)      N/A       N/A       N/A        (0.23)
MainStay VP Government -- Service Class                        (4.07)    (0.86)     0.48      3.50        (1.43)
MainStay VP Growth Allocation -- Service Class                 11.77       N/A       N/A       N/A         6.74
MainStay VP High Yield Corporate Bond -- Service Class          1.49      4.79     10.18      6.46         7.65
MainStay VP ICAP Select Equity(6) -- Service Class             14.23     10.06      8.31       N/A        11.60
MainStay VP Income & Growth -- Service Class                   12.52      8.10      8.41       N/A        10.91
MainStay VP International Equity -- Service Class              16.13     15.80     12.72      6.82        16.44
MainStay VP Large Cap Growth -- Service Class                   8.62      3.68      2.98       N/A         4.30
MainStay VP Mid Cap Core -- Service Class                      12.12     15.53     13.87       N/A        17.56
MainStay VP Mid Cap Growth -- Service Class                     8.67     15.99     12.08       N/A        17.80
MainStay VP Mid Cap Value -- Service Class                      9.90      9.46      8.43       N/A        13.09
MainStay VP Moderate Allocation -- Service Class                5.99       N/A       N/A       N/A         3.17
MainStay VP Moderate Growth Allocation -- Service Class         9.04       N/A       N/A       N/A         5.67
MainStay VP S&P 500(7) Index -- Service Class                   9.97      7.05      7.37      4.89         9.14
MainStay VP Small Cap Growth -- Service Class                  (3.26)     3.49      5.72       N/A         8.88
MainStay VP Total Return -- Service Class                       4.75      4.94      5.23      4.17         5.79
MainStay VP Value -- Service Class                             10.41      9.09      7.15      5.14        11.56
MFS(R) Investors Trust Series -- Service Class                 10.51      8.10      6.72       N/A         8.95
MFS(R) Research Series -- Service Class                        11.81      8.69      7.77       N/A        10.23
MFS(R) Utilities Series -- Service Class                       33.26     26.76     22.60       N/A        26.12
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       14.54     13.83       N/A       N/A        14.99
Royce Micro-Cap Portfolio -- Investment Class                   8.94     12.76     12.96     16.10        20.17
Royce Small-Cap Portfolio -- Investment Class                  12.19     12.71     12.45     13.82        11.96
T. Rowe Price Equity Income Portfolio -- II                    12.20      9.44      8.64       N/A        11.13
Van Eck Worldwide Hard Assets                                  22.31     37.41     27.48     11.05        20.51
Van Kampen UIF Emerging Markets Equity -- Class II             38.21     36.07       N/A       N/A        33.76
Victory VIF Diversified Stock -- Class A Shares                11.13      8.27      8.80       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class O Shares       9/21/88      7/10/00
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86      7/10/00
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.16%                                                        1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP ICAP Select Equity(6) -- Initial Class              5/1/98      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      7/10/00
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       11/3/97       7/2/01
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares      (0.13)    21.15     17.50     15.81      4.50        (0.34)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.25)    14.88     12.87     13.58       N/A        12.63
CVS Calvert Social Balanced Portfolio                         (1.39)    10.40      6.15      6.22      3.93         0.43
Dreyfus IP Technology Growth -- Initial Shares                 1.27     13.44      4.39      6.62       N/A        (0.34)
Fidelity(R) VIP Contrafund(R) -- Initial Class                (0.33)    15.17     13.80     12.24      9.16         5.50
Fidelity(R) VIP Equity-Income -- Initial Class                (1.48)    22.34     12.41     10.43      6.72         6.08
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.13)    16.41     18.58     16.65       N/A        19.64
Janus Aspen Series Balanced -- Institutional Shares           (1.25)    13.89      8.86      7.01      8.02         2.93
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.72)    29.97     13.43      7.76      5.22        (3.07)
MainStay VP Balanced -- Service Class                         (2.36)     9.66       N/A       N/A       N/A         7.45
MainStay VP Bond -- Initial Class                             (0.49)     4.60      2.28      3.09      4.19         4.12
MainStay VP Capital Appreciation -- Initial Class             (1.11)    15.13      7.31      5.47      2.46        (5.21)
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.16%                                                        0.26      3.23      1.88      0.78      1.90         1.15
MainStay VP Common Stock -- Initial Class                     (2.14)    19.71     11.51      8.67      5.98         0.15
MainStay VP Conservative Allocation -- Service Class          (0.75)    10.72       N/A       N/A       N/A         7.33
MainStay VP Convertible -- Initial Class                       0.49     14.33      8.84      8.48      6.97         2.35
MainStay VP Developing Growth -- Initial Class                 2.03     21.04     14.00     10.28       N/A         2.66
MainStay VP Floating Rate -- Service Class                     0.10      4.76       N/A       N/A       N/A         3.28
MainStay VP Government -- Initial Class                       (0.51)     3.63      1.91      2.06      3.77         3.36
MainStay VP Growth Allocation -- Service Class                (1.05)    19.77       N/A       N/A       N/A        12.39
MainStay VP High Yield Corporate Bond -- Initial Class        (1.29)     9.64      7.44     11.39      6.72         7.16
MainStay VP ICAP Select Equity(6) -- Initial Class            (1.13)    22.53     12.48      9.57       N/A         4.48
MainStay VP Income & Growth -- Initial Class                  (2.19)    20.82     10.60      9.66       N/A         2.03
MainStay VP International Equity -- Initial Class             (1.62)    24.44     18.04     13.85      7.09         7.11
MainStay VP Large Cap Growth -- Initial Class                 (0.24)    16.91      6.37      4.45       N/A        (5.42)
MainStay VP Mid Cap Core -- Service Class                     (1.68)    20.12     17.49     14.69       N/A        18.59
MainStay VP Mid Cap Growth -- Service Class                   (0.63)    16.67     17.94     12.95       N/A        18.83
MainStay VP Mid Cap Value -- Initial Class                    (1.94)    18.19     11.92      9.70       N/A         7.86
MainStay VP Moderate Allocation -- Service Class              (0.81)    13.99       N/A       N/A       N/A         8.90
MainStay VP Moderate Growth Allocation -- Service Class       (0.95)    17.04       N/A       N/A       N/A        11.35
MainStay VP S&P 500(7) Index -- Initial Class                 (1.80)    18.27      9.62      8.68      5.16         0.47
MainStay VP Small Cap Growth -- Initial Class                 (2.71)     4.51      6.18      7.08       N/A         2.54
MainStay VP Total Return -- Initial Class                     (1.01)    13.03      7.59      6.62      4.45        (0.94)
MainStay VP Value -- Initial Class                            (1.44)    18.71     11.57      8.46      5.41         5.70
MFS(R) Investors Trust Series -- Initial Class                (0.69)    18.83     10.61      8.05      3.71         0.27
MFS(R) Research Series -- Initial Class                       (0.53)    20.15     11.20      9.06      3.75        (2.16)
MFS(R) Utilities Series -- Initial Class                      (1.96)    41.59     28.72     23.51     12.12        11.36
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       0.06     22.82     16.13     12.24       N/A         6.84
Royce Micro-Cap Portfolio -- Investment Class                  0.51     16.94     14.82     13.81     16.10        23.21
Royce Small-Cap Portfolio -- Investment Class                 (1.63)    20.19     14.77     13.31     13.82        15.24
T. Rowe Price Equity Income Portfolio                         (1.58)    20.45     11.89      9.90      7.65         7.70
Van Eck Worldwide Hard Assets                                  0.83     30.31     38.80     28.00     11.05        20.78
Van Kampen UIF Emerging Markets Equity -- Class I              3.54     46.18     37.50     26.59      7.80        12.28
Victory VIF Diversified Stock -- Class A Shares               (0.55)    19.13     10.50      9.78       N/A        11.97
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares       13.15     15.54     15.03      4.50        (1.00)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6.88     10.74     12.73       N/A        10.06
CVS Calvert Social Balanced Portfolio                           2.45      3.73      5.10      3.93        (0.24)
Dreyfus IP Technology Growth -- Initial Shares                  5.44      1.88      5.51       N/A        (1.27)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  7.17     11.71     11.34      9.16         4.96
Fidelity(R) VIP Equity-Income -- Initial Class                 14.34     10.26      9.47      6.72         5.56
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.41     16.66     15.88       N/A        18.34
Janus Aspen Series Balanced -- Institutional Shares             5.89      6.57      5.92      8.02         2.31
Janus Aspen Series Worldwide Growth -- Institutional Shares    21.97     11.32      6.70      5.22        (3.71)
MainStay VP Balanced -- Service Class                           1.76       N/A       N/A       N/A         3.98
MainStay VP Bond -- Initial Class                              (2.94)    (0.24)     1.82      4.19         3.53
MainStay VP Capital Appreciation -- Initial Class               7.13      4.94      4.31      2.46        (5.84)
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.16%                                                        (4.20)    (0.63)    (0.52)     1.90         0.47
MainStay VP Common Stock -- Initial Class                      11.71      9.32      7.64      5.98        (0.51)
MainStay VP Conservative Allocation -- Service Class            2.75       N/A       N/A       N/A         1.65
MainStay VP Convertible -- Initial Class                        6.33      6.54      7.45      6.97         1.70
MainStay VP Developing Growth -- Initial Class                 13.04     11.91      9.31       N/A         2.03
MainStay VP Floating Rate -- Service Class                     (2.78)      N/A       N/A       N/A        (0.23)
MainStay VP Government -- Initial Class                        (3.83)    (0.60)     0.74      3.77         2.74
MainStay VP Growth Allocation -- Service Class                 11.77       N/A       N/A       N/A         6.74
MainStay VP High Yield Corporate Bond -- Initial Class          1.74      5.08     10.46      6.72         6.67
MainStay VP ICAP Select Equity(6) -- Initial Class             14.53     10.34      8.58       N/A         3.91
MainStay VP Income & Growth -- Initial Class                   12.82      8.38      8.68       N/A         1.38
MainStay VP International Equity -- Initial Class              16.44     16.10     13.01      7.09         6.62
MainStay VP Large Cap Growth -- Initial Class                   8.91      3.96      3.25       N/A        (6.05)
MainStay VP Mid Cap Core -- Service Class                      12.12     15.53     13.87       N/A        17.56
MainStay VP Mid Cap Growth -- Service Class                     8.67     15.99     12.08       N/A        17.80
MainStay VP Mid Cap Value -- Initial Class                     10.19      9.75      8.71       N/A         7.16
MainStay VP Moderate Allocation -- Service Class                5.99       N/A       N/A       N/A         3.17
MainStay VP Moderate Growth Allocation -- Service Class         9.04       N/A       N/A       N/A         5.67
MainStay VP S&P 500(7) Index -- Initial Class                  10.27      7.35      7.65      5.16        (0.20)
MainStay VP Small Cap Growth -- Initial Class                  (3.02)     3.76      6.00       N/A         1.63
MainStay VP Total Return -- Initial Class                       5.03      5.24      5.51      4.45        (1.61)
MainStay VP Value -- Initial Class                             10.71      9.39      7.43      5.41         5.15
MFS(R) Investors Trust Series -- Initial Class                 10.83      8.38      7.00      3.71        (0.40)
MFS(R) Research Series -- Initial Class                        12.15      9.00      8.06      3.75        (2.82)
MFS(R) Utilities Series -- Initial Class                       33.59     27.09     22.90     12.12        10.77
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       14.82     14.12     11.35       N/A         6.08
Royce Micro-Cap Portfolio -- Investment Class                   8.94     12.76     12.96     16.10        20.17
Royce Small-Cap Portfolio -- Investment Class                  12.19     12.71     12.45     13.82        11.96
T. Rowe Price Equity Income Portfolio                          12.45      9.72      8.93      7.65         7.22
Van Eck Worldwide Hard Assets                                  22.31     37.41     27.48     11.05        20.51
Van Kampen UIF Emerging Markets Equity -- Class I              38.18     36.07     26.04      7.80        11.90
Victory VIF Diversified Stock -- Class A Shares                11.13      8.27      8.80       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001 and was renamed New York Life Premium Plus Variable Annuity on December 1, 2005. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU # 00338402 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class S Shares        5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.31%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6) -- Service Class              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares      (0.12)    21.02     17.41     15.70       N/A        20.15
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.24)    15.05     13.04     13.75       N/A        12.68
CVS Calvert Social Balanced Portfolio                         (1.38)    10.57      6.31      6.38      4.09         5.74
Dreyfus IP Technology Growth -- Service Shares                 1.21     13.26      4.29      6.50       N/A         6.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.35)    15.07     13.70     12.13      9.10        15.99
Fidelity(R) VIP Equity-Income -- Service Class 2              (1.52)    22.16     12.29     10.31      6.66        13.38
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.12)    16.59     18.76     16.83       N/A        20.23
Janus Aspen Series Balanced -- Service Shares                 (1.27)    13.79      8.75      6.91       N/A         7.97
Janus Aspen Series Worldwide Growth -- Service Shares         (0.72)    29.83     13.30      7.65       N/A        12.21
MainStay VP Balanced -- Service Class                         (2.35)     9.82       N/A       N/A       N/A         7.61
MainStay VP Bond -- Service Class                             (0.50)     4.49      2.16      2.98      4.08         1.16
MainStay VP Capital Appreciation -- Service Class             (1.12)    15.01      7.19      5.36      2.34         8.15
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.31%                                                        0.27      3.39      2.03      0.93      2.05         0.91
MainStay VP Common Stock -- Service Class                     (2.14)    19.59     11.38      8.55      5.88        12.34
MainStay VP Conservative Allocation -- Service Class          (0.74)    10.89       N/A       N/A       N/A         7.06
MainStay VP Convertible -- Service Class                       0.48     14.22      8.73      8.37      6.87         8.70
MainStay VP Developing Growth -- Service Class                 2.02     20.92     13.88     10.16       N/A        14.53
MainStay VP Floating Rate -- Service Class                     0.11      4.92       N/A       N/A       N/A         3.43
MainStay VP Government -- Service Class                       (0.51)     3.53      1.79      1.95      3.65         0.45
MainStay VP Growth Allocation -- Service Class                (1.03)    19.95       N/A       N/A       N/A        14.07
MainStay VP High Yield Corporate Bond -- Service Class        (1.30)     9.53      7.33     11.28      6.62         9.41
MainStay VP ICAP Select Equity(6) -- Service Class            (1.14)    22.41     12.38      9.47       N/A        12.91
MainStay VP Income & Growth -- Service Class                  (2.20)    20.70     10.51      9.57       N/A        12.06
MainStay VP International Equity -- Service Class             (1.62)    24.32     17.94     13.75      6.98        17.72
MainStay VP Large Cap Growth -- Service Class                 (0.25)    16.80      6.27      4.36       N/A         5.93
MainStay VP Mid Cap Core -- Service Class                     (1.67)    20.30     17.67     14.87       N/A        18.77
MainStay VP Mid Cap Growth -- Service Class                   (0.62)    16.84     18.12     13.12       N/A        19.01
MainStay VP Mid Cap Value -- Service Class                    (1.95)    18.07     11.81      9.59       N/A        14.05
MainStay VP Moderate Allocation -- Service Class              (0.80)    14.16       N/A       N/A       N/A         9.43
MainStay VP Moderate Growth Allocation -- Service Class       (0.94)    17.22       N/A       N/A       N/A        12.20
MainStay VP S&P 500(7) Index -- Service Class                 (1.81)    18.15      9.50      8.56      5.05        10.70
MainStay VP Small Cap Growth -- Service Class                 (2.72)     4.40      6.08      6.98       N/A         9.60
MainStay VP Total Return -- Service Class                     (1.02)    12.91      7.47      6.50      4.33         7.67
MainStay VP Value -- Service Class                            (1.45)    18.59     11.46      8.35      5.30        13.45
MFS(R) Investors Trust Series -- Service Class                (0.72)    18.69     10.50      7.94       N/A        10.53
MFS(R) Research Series -- Service Class                       (0.57)    19.99     11.07      8.95       N/A        11.24
MFS(R) Utilities Series -- Service Class                      (1.97)    41.47     28.59     23.40       N/A        26.99
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       0.07     22.73     16.03       N/A       N/A        17.17
Royce Micro-Cap Portfolio -- Investment Class                  0.52     17.11     15.00     13.98     16.28        22.03
Royce Small-Cap Portfolio -- Investment Class                 (1.62)    20.37     14.94     13.48     13.99        15.84
T. Rowe Price Equity Income Portfolio -- II                   (1.53)    20.38     11.79      9.79       N/A        12.71
Van Eck Worldwide Hard Assets                                  0.84     30.50     39.01     28.19     11.22        26.28
Van Kampen UIF Emerging Markets Equity -- Class II             3.60     46.43     37.70       N/A       N/A        35.52
Victory VIF Diversified Stock -- Class A Shares               (0.54)    19.31     10.66      9.94       N/A        11.46
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares       14.02     15.69     15.03       N/A        19.30
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        8.05     11.19     13.03       N/A        10.44
CVS Calvert Social Balanced Portfolio                           3.60      4.20      5.42      4.09         4.94
Dreyfus IP Technology Growth -- Service Shares                  6.26      2.10      5.55       N/A         5.08
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.07     11.86     11.37      9.10        15.04
Fidelity(R) VIP Equity-Income -- Service Class 2               15.16     10.41      9.49      6.66        12.37
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.59     17.08     16.17       N/A        19.27
Janus Aspen Series Balanced -- Service Shares                   6.79      6.74      5.97       N/A         6.78
Janus Aspen Series Worldwide Growth -- Service Shares          22.83     11.46      6.75       N/A        11.16
MainStay VP Balanced -- Service Class                           2.90       N/A       N/A       N/A         4.59
MainStay VP Bond -- Service Class                              (2.09)    (0.03)     1.89      4.08        (0.21)
MainStay VP Capital Appreciation -- Service Class               8.01      5.12      4.37      2.34         6.97
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.31%                                                        (3.13)    (0.16)    (0.18)     2.05         0.01
MainStay VP Common Stock -- Service Class                      12.59      9.47      7.67      5.88        11.30
MainStay VP Conservative Allocation -- Service Class            3.90       N/A       N/A       N/A         2.03
MainStay VP Convertible -- Service Class                        7.22      6.72      7.49      6.87         7.54
MainStay VP Developing Growth -- Service Class                 13.92     12.05      9.33       N/A        13.54
MainStay VP Floating Rate -- Service Class                     (1.69)      N/A       N/A       N/A         0.36
MainStay VP Government -- Service Class                        (2.99)    (0.39)     0.82      3.65        (0.91)
MainStay VP Growth Allocation -- Service Class                 12.95       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Service Class          2.63      5.26     10.48      6.62         8.28
MainStay VP ICAP Select Equity(6) -- Service Class             15.41     10.50      8.62       N/A        11.87
MainStay VP Income & Growth -- Service Class                   13.70      8.56      8.73       N/A        11.00
MainStay VP International Equity -- Service Class              17.32     16.23     13.02      6.98        16.81
MainStay VP Large Cap Growth -- Service Class                   9.80      4.16      3.32       N/A         4.68
MainStay VP Mid Cap Core -- Service Class                      13.30     15.96     14.17       N/A        17.89
MainStay VP Mid Cap Growth -- Service Class                     9.84     16.42     12.38       N/A        18.13
MainStay VP Mid Cap Value -- Service Class                     11.07      9.91      8.74       N/A        13.05
MainStay VP Moderate Allocation -- Service Class                7.16       N/A       N/A       N/A         4.45
MainStay VP Moderate Growth Allocation -- Service Class        10.22       N/A       N/A       N/A         7.27
MainStay VP S&P 500(7) Index -- Service Class                  11.15      7.51      7.69      5.05         9.61
MainStay VP Small Cap Growth -- Service Class                  (2.17)     3.96      6.05       N/A         8.47
MainStay VP Total Return -- Service Class                       5.91      5.41      5.55      4.33         6.47
MainStay VP Value -- Service Class                             11.59      9.55      7.46      5.30        12.44
MFS(R) Investors Trust Series -- Service Class                 11.69      8.55      7.04       N/A         9.43
MFS(R) Research Series -- Service Class                        12.99      9.15      8.09       N/A        10.15
MFS(R) Utilities Series -- Service Class                       34.47     27.16     22.88       N/A        26.23
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       15.73     14.27       N/A       N/A        16.22
Royce Micro-Cap Portfolio -- Investment Class                  10.11     13.20     13.26     16.28        19.41
Royce Small-Cap Portfolio -- Investment Class                  13.37     13.15     12.75     13.99        13.05
T. Rowe Price Equity Income Portfolio -- II                    13.38      9.89      8.95       N/A        11.67
Van Eck Worldwide Hard Assets                                  23.50     37.79     27.75     11.22        25.91
Van Kampen UIF Emerging Markets Equity -- Class II             39.43     36.46       N/A       N/A        34.93
Victory VIF Diversified Stock -- Class A Shares                12.31      8.73      9.11       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY, MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class O Shares       9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86      5/10/02
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.31%                                                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP ICAP Select Equity(6) -- Initial Class              5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       11/3/97      5/10/02
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares      (0.12)    21.33     17.68     15.99      4.66        14.77
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.24)    15.05     13.04     13.75       N/A        12.68
CVS Calvert Social Balanced Portfolio                         (1.38)    10.57      6.31      6.38      4.09         5.74
Dreyfus IP Technology Growth -- Initial Shares                 1.29     13.61      4.55      6.78       N/A         3.30
Fidelity(R) VIP Contrafund(R) -- Initial Class                (0.32)    15.34     13.98     12.41      9.33        11.03
Fidelity(R) VIP Equity-Income -- Initial Class                (1.47)    22.52     12.58     10.59      6.88         8.75
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.12)    16.59     18.76     16.83       N/A        20.23
Janus Aspen Series Balanced -- Institutional Shares           (1.24)    14.06      9.03      7.17      8.18         6.11
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.71)    30.17     13.60      7.92      5.37         5.88
MainStay VP Balanced -- Service Class                         (2.35)     9.82       N/A       N/A       N/A         7.61
MainStay VP Bond -- Initial Class                             (0.48)     4.75      2.43      3.25      4.35         3.35
MainStay VP Capital Appreciation -- Initial Class             (1.10)    15.30      7.47      5.63      2.61         3.01
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.31%                                                        0.27      3.39      2.03      0.93      2.05         0.91
MainStay VP Common Stock -- Initial Class                     (2.12)    19.89     11.68      8.83      6.14         7.24
MainStay VP Conservative Allocation -- Service Class          (0.74)    10.89       N/A       N/A       N/A         7.06
MainStay VP Convertible -- Initial Class                       0.51     14.51      9.00      8.64      7.13         7.49
MainStay VP Developing Growth -- Initial Class                 2.04     21.22     14.17     10.44       N/A         9.57
MainStay VP Floating Rate -- Service Class                     0.11      4.92       N/A       N/A       N/A         3.43
MainStay VP Government -- Initial Class                       (0.49)     3.79      2.06      2.21      3.92         2.51
MainStay VP Growth Allocation -- Service Class                (1.03)    19.95       N/A       N/A       N/A        14.07
MainStay VP High Yield Corporate Bond -- Initial Class        (1.28)     9.80      7.60     11.55      6.88        10.25
MainStay VP ICAP Select Equity(6) -- Initial Class            (1.12)    22.72     12.65      9.73       N/A         6.86
MainStay VP Income & Growth -- Initial Class                  (2.18)    21.00     10.77      9.83       N/A         7.67
MainStay VP International Equity -- Initial Class             (1.60)    24.63     18.22     14.02      7.25        13.55
MainStay VP Large Cap Growth -- Initial Class                 (0.23)    17.09      6.53      4.61       N/A         2.71
MainStay VP Mid Cap Core -- Service Class                     (1.67)    20.30     17.67     14.87       N/A        18.77
MainStay VP Mid Cap Growth -- Service Class                   (0.62)    16.84     18.12     13.12       N/A        19.01
MainStay VP Mid Cap Value -- Initial Class                    (1.93)    18.37     12.09      9.86       N/A         8.65
MainStay VP Moderate Allocation -- Service Class              (0.80)    14.16       N/A       N/A       N/A         9.43
MainStay VP Moderate Growth Allocation -- Service Class       (0.94)    17.22       N/A       N/A       N/A        12.20
MainStay VP S&P 500(7) Index -- Initial Class                 (1.79)    18.44      9.78      8.84      5.32         6.86
MainStay VP Small Cap Growth -- Initial Class                 (2.70)     4.67      6.34      7.24       N/A         4.66
MainStay VP Total Return -- Initial Class                     (1.00)    13.20      7.76      6.78      4.60         5.14
MainStay VP Value -- Initial Class                            (1.43)    18.89     11.74      8.62      5.57         6.59
MFS(R) Investors Trust Series -- Initial Class                (0.68)    19.01     10.77      8.21      3.87         6.04
MFS(R) Research Series -- Initial Class                       (0.52)    20.33     11.37      9.23      3.90         6.78
MFS(R) Utilities Series -- Initial Class                      (1.95)    41.80     28.91     23.70     12.29        26.00
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       0.07     23.00     16.31     12.41       N/A        15.62
Royce Micro-Cap Portfolio -- Investment Class                  0.52     17.11     15.00     13.98     16.28        22.03
Royce Small-Cap Portfolio -- Investment Class                 (1.62)    20.37     14.94     13.48     13.99        15.84
T. Rowe Price Equity Income Portfolio                         (1.56)    20.63     12.06     10.07      7.81         8.01
Van Eck Worldwide Hard Assets                                  0.84     30.50     39.01     28.19     11.22        26.28
Van Kampen UIF Emerging Markets Equity -- Class I              3.55     46.40     37.70     26.78      7.96        23.31
Victory VIF Diversified Stock -- Class A Shares               (0.54)    19.31     10.66      9.94       N/A        11.46
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares       14.33     15.97     15.32      4.66        14.20
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        8.05     11.19     13.03       N/A        10.44
CVS Calvert Social Balanced Portfolio                           3.60      4.20      5.42      4.09         4.94
Dreyfus IP Technology Growth -- Initial Shares                  6.61      2.37      5.84       N/A         2.43
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.34     12.15     11.65      9.33        10.38
Fidelity(R) VIP Equity-Income -- Initial Class                 15.52     10.71      9.78      6.88         8.04
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.59     17.08     16.17       N/A        19.27
Janus Aspen Series Balanced -- Institutional Shares             7.06      7.03      6.24      8.18         5.33
Janus Aspen Series Worldwide Growth -- Institutional Shares    23.17     11.76      7.02      5.37         5.10
MainStay VP Balanced -- Service Class                           2.90       N/A       N/A       N/A         4.59
MainStay VP Bond -- Initial Class                              (1.85)     0.23      2.17      4.35         2.48
MainStay VP Capital Appreciation -- Initial Class               8.30      5.41      4.65      2.61         2.13
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.31%                                                        (3.13)    (0.16)    (0.18)     2.05         0.01
MainStay VP Common Stock -- Initial Class                      12.89      9.77      7.96      6.14         6.50
MainStay VP Conservative Allocation -- Service Class            3.90       N/A       N/A       N/A         2.03
MainStay VP Convertible -- Initial Class                        7.51      7.00      7.77      7.13         6.75
MainStay VP Developing Growth -- Initial Class                 14.22     12.36      9.62       N/A         8.88
MainStay VP Floating Rate -- Service Class                     (1.69)      N/A       N/A       N/A         0.36
MainStay VP Government -- Initial Class                        (2.75)    (0.13)     1.08      3.92         1.62
MainStay VP Growth Allocation -- Service Class                 12.95       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Initial Class          2.88      5.55     10.77      6.88         9.59
MainStay VP ICAP Select Equity(6) -- Initial Class             15.72     10.78      8.89       N/A         7.14
MainStay VP Income & Growth -- Initial Class                   14.00      8.83      8.99       N/A         6.94
MainStay VP International Equity -- Initial Class              17.63     16.53     13.30      7.25        12.96
MainStay VP Large Cap Growth -- Initial Class                  10.09      4.43      3.59       N/A         1.82
MainStay VP Mid Cap Core -- Service Class                      13.30     15.96     14.17       N/A        17.89
MainStay VP Mid Cap Growth -- Service Class                     9.84     16.42     12.38       N/A        18.13
MainStay VP Mid Cap Value -- Initial Class                     11.37     10.20      9.03       N/A         7.95
MainStay VP Moderate Allocation -- Service Class                7.16       N/A       N/A       N/A         4.45
MainStay VP Moderate Growth Allocation -- Service Class        10.22       N/A       N/A       N/A         7.27
MainStay VP S&P 500(7) Index -- Initial Class                  11.44      7.81      7.97      5.32         6.11
MainStay VP Small Cap Growth -- Initial Class                  (1.93)     4.23      6.32       N/A         3.84
MainStay VP Total Return -- Initial Class                       6.20      5.71      5.84      4.60         4.33
MainStay VP Value -- Initial Class                             11.89      9.84      7.74      5.57         5.83
MFS(R) Investors Trust Series -- Initial Class                 12.01      8.84      7.32      3.87         5.26
MFS(R) Research Series -- Initial Class                        13.33      9.45      8.37      3.90         6.02
MFS(R) Utilities Series -- Initial Class                       34.80     27.49     23.18     12.29        25.50
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       16.00     14.56     11.65       N/A        14.93
Royce Micro-Cap Portfolio -- Investment Class                  10.11     13.20     13.26     16.28        19.41
Royce Small-Cap Portfolio -- Investment Class                  13.37     13.15     12.75     13.99        13.05
T. Rowe Price Equity Income Portfolio                          13.63     10.17      9.24      7.81         7.29
Van Eck Worldwide Hard Assets                                  23.50     37.79     27.75     11.22        25.91
Van Kampen UIF Emerging Markets Equity -- Class I              39.40     36.46     26.31      7.96        22.89
Victory VIF Diversified Stock -- Class A Shares                12.31      8.73      9.11       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

(1) The New York Life Plus II Variable Annuity was first offered for sale on May 10, 2002. The New York Life Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00338402 CV

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class S Shares        5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current 7-day yield is
  2.90%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6) -- Service Class              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares      (0.15)    20.54     16.94     15.24       N/A        19.68
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.27)    14.60     12.59     13.30       N/A        12.96
CVS Calvert Social Balanced Portfolio                         (1.41)    10.13      5.89      5.95      3.67         7.81
Dreyfus IP Technology Growth -- Service Shares                 1.18     12.81      3.88      6.07       N/A         5.98
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.39)    14.61     13.24     11.69      8.67        14.86
Fidelity(R) VIP Equity-Income -- Service Class 2              (1.55)    21.68     11.84      9.87      6.23        13.42
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.15)    16.12     18.29     16.36       N/A        18.93
Janus Aspen Series Balanced -- Service Shares                 (1.30)    13.34      8.32      6.48       N/A         7.57
Janus Aspen Series Worldwide Growth -- Service Shares         (0.75)    29.31     12.85      7.23       N/A        12.11
MainStay VP Balanced -- Service Class                         (2.38)     9.39       N/A       N/A       N/A         7.44
MainStay VP Bond -- Service Class                             (0.53)     4.07      1.76      2.57      3.66         0.60
MainStay VP Capital Appreciation -- Service Class             (1.15)    14.56      6.76      4.94      1.93         7.76
MainStay VP Cash Management(5) -- Current 7-day yield is
  2.90%                                                        0.24      2.97      1.62      0.53      1.64         0.57
MainStay VP Common Stock -- Service Class                     (2.18)    19.11     10.94      8.12      5.45        12.02
MainStay VP Conservative Allocation -- Service Class          (0.77)    10.45       N/A       N/A       N/A         7.20
MainStay VP Convertible -- Service Class                       0.45     13.77      8.30      7.94      6.44         8.26
MainStay VP Developing Growth -- Service Class                 1.99     20.44     13.42      9.72       N/A        13.74
MainStay VP Floating Rate -- Service Class                     0.08      4.50       N/A       N/A       N/A         3.98
MainStay VP Government -- Service Class                       (0.55)     3.12      1.39      1.54      3.24         0.05
MainStay VP Growth Allocation -- Service Class                (1.07)    19.47       N/A       N/A       N/A        12.56
MainStay VP High Yield Corporate Bond -- Service Class        (1.33)     9.09      6.90     10.83      6.20         8.80
MainStay VP ICAP Select Equity(6) -- Service Class            (1.17)    21.92     11.93      9.03       N/A        12.69
MainStay VP Income & Growth -- Service Class                  (2.23)    20.22     10.06      9.13       N/A        11.37
MainStay VP International Equity -- Service Class             (1.66)    23.82     17.46     13.29      6.56        16.64
MainStay VP Large Cap Growth -- Service Class                 (0.29)    16.33      5.84      3.94       N/A         4.85
MainStay VP Mid Cap Core -- Service Class                     (1.70)    19.82     17.20     14.41       N/A        19.13
MainStay VP Mid Cap Growth -- Service Class                   (0.65)    16.38     17.65     12.67       N/A        18.21
MainStay VP Mid Cap Value -- Service Class                    (1.98)    17.60     11.36      9.15       N/A        13.59
MainStay VP Moderate Allocation -- Service Class              (0.83)    13.71       N/A       N/A       N/A         9.37
MainStay VP Moderate Growth Allocation -- Service Class       (0.97)    16.75       N/A       N/A       N/A        10.52
MainStay VP S&P 500(7) Index -- Service Class                 (1.84)    17.68      9.06      8.13      4.63        10.50
MainStay VP Small Cap Growth -- Service Class                 (2.75)     3.99      5.65      6.55       N/A         8.91
MainStay VP Total Return -- Service Class                     (1.05)    12.46      7.04      6.08      3.91         6.68
MainStay VP Value -- Service Class                            (1.48)    18.12     11.01      7.92      4.88        13.06
MFS(R) Investors Trust Series -- Service Class                (0.76)    18.21     10.06      7.51       N/A        10.33
MFS(R) Research Series -- Service Class                       (0.60)    19.51     10.63      8.52       N/A        12.10
MFS(R) Utilities Series -- Service Class                      (2.00)    40.91     28.08     22.91       N/A        26.85
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       0.04     22.24     15.56       N/A       N/A        16.29
Royce Micro-Cap Portfolio -- Investment Class                  0.49     16.65     14.54     13.52     15.81        21.79
Royce Small-Cap Portfolio -- Investment Class                 (1.65)    19.89     14.49     13.03     13.54        13.90
T. Rowe Price Equity Income Portfolio -- II                   (1.56)    19.91     11.34      0.00       N/A        12.05
Van Eck Worldwide Hard Assets                                  0.81     29.98     38.46     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class II             3.57     45.85     37.15       N/A       N/A        30.83
Victory VIF Diversified Stock -- Class A Shares               (0.57)    18.83     10.22      9.51       N/A        11.90
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares       12.54     15.21     15.24       N/A        19.68
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6.60     10.72     13.30       N/A        10.55
CVS Calvert Social Balanced Portfolio                           2.20      3.76      5.95      3.67         7.81
Dreyfus IP Technology Growth -- Service Shares                  4.81      1.67      6.07       N/A         5.98
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.61     11.39     11.69      8.67        14.86
Fidelity(R) VIP Equity-Income -- Service Class 2               13.68      9.95      9.87      6.23        13.42
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.12     16.60     16.36       N/A        18.93
Janus Aspen Series Balanced -- Service Shares                   5.34      6.29      6.48       N/A         7.57
Janus Aspen Series Worldwide Growth -- Service Shares          21.31     10.99      7.23       N/A        12.11
MainStay VP Balanced -- Service Class                           1.51       N/A       N/A       N/A         4.37
MainStay VP Bond -- Service Class                              (3.42)    (0.43)     2.57      3.66         0.60
MainStay VP Capital Appreciation -- Service Class               6.56      4.68      4.94      1.93         7.76
MainStay VP Cash Management(5) -- Current 7-day yield is
  2.90%                                                        (4.44)    (0.56)     0.53      1.64         0.57
MainStay VP Common Stock -- Service Class                      11.11      9.01      8.12      5.45        12.02
MainStay VP Conservative Allocation -- Service Class            2.50       N/A       N/A       N/A         1.27
MainStay VP Convertible -- Service Class                        5.77      6.27      7.94      6.44         8.26
MainStay VP Developing Growth -- Service Class                 12.44     11.58      9.72       N/A        13.74
MainStay VP Floating Rate -- Service Class                     (3.02)      N/A       N/A       N/A         0.83
MainStay VP Government -- Service Class                        (4.31)    (0.79)     1.54      3.24         0.05
MainStay VP Growth Allocation -- Service Class                 11.47       N/A       N/A       N/A         6.45
MainStay VP High Yield Corporate Bond -- Service Class          1.24      4.82     10.83      6.20         8.80
MainStay VP ICAP Select Equity(6) -- Service Class             13.92     10.04      9.03       N/A        12.69
MainStay VP Income & Growth -- Service Class                   12.22      8.10      9.13       N/A        11.37
MainStay VP International Equity -- Service Class              15.82     15.75     13.29      6.56        16.64
MainStay VP Large Cap Growth -- Service Class                   8.33      3.72      3.94       N/A         4.85
MainStay VP Mid Cap Core -- Service Class                      11.82     15.48     14.41       N/A        19.13
MainStay VP Mid Cap Growth -- Service Class                     8.38     15.94     12.67       N/A        18.21
MainStay VP Mid Cap Value -- Service Class                      9.60      9.45      9.15       N/A        13.59
MainStay VP Moderate Allocation -- Service Class                5.71       N/A       N/A       N/A         3.33
MainStay VP Moderate Growth Allocation -- Service Class         8.75       N/A       N/A       N/A         4.44
MainStay VP S&P 500(7) Index -- Service Class                   9.68      7.06      8.13      4.63        10.50
MainStay VP Small Cap Growth -- Service Class                  (3.50)     3.52      6.55       N/A         8.91
MainStay VP Total Return -- Service Class                       4.46      4.97      6.08      3.91         6.68
MainStay VP Value -- Service Class                             10.12      9.09      7.92      4.88        13.06
MFS(R) Investors Trust Series -- Service Class                 10.21      8.10      7.51       N/A        10.33
MFS(R) Research Series -- Service Class                        11.51      8.69      8.52       N/A        12.10
MFS(R) Utilities Series -- Service Class                       32.91     26.64     22.91       N/A        26.85
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       14.24     13.79       N/A       N/A        16.29
Royce Micro-Cap Portfolio -- Investment Class                   8.65     12.73     13.52     15.81        19.01
Royce Small-Cap Portfolio -- Investment Class                  11.89     12.68     13.03     13.54        10.82
T. Rowe Price Equity Income Portfolio -- II                    11.91      9.43      0.00       N/A        12.05
Van Eck Worldwide Hard Assets                                  21.98     37.23     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class II             37.85     35.90       N/A       N/A        30.83
Victory VIF Diversified Stock -- Class A Shares                10.83      8.27      9.51       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class O Shares       9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86      5/10/02
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(5) -- Current 7-day yield is
  2.90%                                                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP ICAP Select Equity(6) -- Initial Class              5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       11/3/97      5/10/02
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares      (0.15)    20.85     17.21     15.52      4.24        20.95
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.27)    14.60     12.59     13.30       N/A        12.96
CVS Calvert Social Balanced Portfolio                         (1.41)    10.13      5.89      5.95      3.67         7.81
Dreyfus IP Technology Growth -- Initial Shares                 1.25     13.16      4.13      6.35       N/A        10.80
Fidelity(R) VIP Contrafund(R) -- Initial Class                (0.35)    14.89     13.52     11.96      8.89        15.10
Fidelity(R) VIP Equity-Income -- Initial Class                (1.50)    22.04     12.13     10.15      6.46         8.64
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.15)    16.12     18.29     16.36       N/A        18.93
Janus Aspen Series Balanced -- Institutional Shares           (1.27)    13.61      8.59      6.74      7.75         6.74
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.74)    29.65     13.15      7.49      4.96        12.17
MainStay VP Balanced -- Service Class                         (2.38)     9.39       N/A       N/A       N/A         7.44
MainStay VP Bond -- Initial Class                             (0.51)     4.33      2.02      2.83      3.93         2.61
MainStay VP Capital Appreciation -- Initial Class             (1.13)    14.84      7.04      5.21      2.21         7.36
MainStay VP Cash Management(5) -- Current 7-day yield is
  2.90%                                                        0.24      2.97      1.62      0.53      1.64         0.57
MainStay VP Common Stock -- Initial Class                     (2.16)    19.41     11.23      8.40      5.72         9.83
MainStay VP Conservative Allocation -- Service Class          (0.77)    10.45       N/A       N/A       N/A         7.20
MainStay VP Convertible -- Initial Class                       0.47     14.05      8.57      8.21      6.71         9.83
MainStay VP Developing Growth -- Initial Class                 2.01     20.74     13.72     10.00       N/A        16.11
MainStay VP Floating Rate -- Service Class                     0.08      4.50       N/A       N/A       N/A         3.98
MainStay VP Government -- Initial Class                       (0.52)     3.37      1.65      1.80      3.51         1.80
MainStay VP Growth Allocation -- Service Class                (1.07)    19.47       N/A       N/A       N/A        12.56
MainStay VP High Yield Corporate Bond -- Initial Class        (1.31)     9.36      7.18     11.11      6.46        11.54
MainStay VP ICAP Select Equity(6) -- Initial Class            (1.15)    22.23     12.20      9.29       N/A        15.92
MainStay VP Income & Growth -- Initial Class                  (2.21)    20.52     10.33      9.39       N/A        12.33
MainStay VP International Equity -- Initial Class             (1.64)    24.13     17.75     13.57      6.82        16.40
MainStay VP Large Cap Growth -- Initial Class                 (0.26)    16.62      6.10      4.19       N/A         7.22
MainStay VP Mid Cap Core -- Service Class                     (1.70)    19.82     17.20     14.41       N/A        19.13
MainStay VP Mid Cap Growth -- Service Class                   (0.65)    16.38     17.65     12.67       N/A        18.21
MainStay VP Mid Cap Value -- Initial Class                    (1.96)    17.90     11.64      9.42       N/A         8.60
MainStay VP Moderate Allocation -- Service Class              (0.83)    13.71       N/A       N/A       N/A         9.37
MainStay VP Moderate Growth Allocation -- Service Class       (0.97)    16.75       N/A       N/A       N/A        10.52
MainStay VP S&P 500(7) Index -- Initial Class                 (1.82)    17.97      9.34      8.40      4.90        11.04
MainStay VP Small Cap Growth -- Initial Class                 (2.73)     4.25      5.92      6.81       N/A         6.81
MainStay VP Total Return -- Initial Class                     (1.03)    12.74      7.33      6.35      4.19         8.15
MainStay VP Value -- Initial Class                            (1.46)    18.41     11.29      8.19      5.15         8.18
MFS(R) Investors Trust Series -- Initial Class                (0.71)    18.53     10.33      7.78      3.45        12.82
MFS(R) Research Series -- Initial Class                       (0.55)    19.85     10.92      8.79      3.49        12.03
MFS(R) Utilities Series -- Initial Class                      (1.98)    41.24     28.40     23.20     11.84        27.11
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       0.04     22.51     15.84     11.96       N/A        15.54
Royce Micro-Cap Portfolio -- Investment Class                  0.49     16.65     14.54     13.52     15.81        21.79
Royce Small-Cap Portfolio -- Investment Class                 (1.65)    19.89     14.49     13.03     13.54        13.90
T. Rowe Price Equity Income Portfolio                         (1.60)    20.15     11.61      9.63      7.39         8.16
Van Eck Worldwide Hard Assets                                  0.81     29.98     38.46     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class I              3.51     45.81     37.15     26.27      7.53        35.06
Victory VIF Diversified Stock -- Class A Shares               (0.57)    18.83     10.22      9.51       N/A        11.90
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class O Shares       12.85     15.48     15.52      4.24        20.95
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6.60     10.72     13.30       N/A        10.55
CVS Calvert Social Balanced Portfolio                           2.20      3.76      5.95      3.67         7.81
Dreyfus IP Technology Growth -- Initial Shares                  5.16      1.93      6.35       N/A        10.80
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.89     11.68     11.96      8.89        15.10
Fidelity(R) VIP Equity-Income -- Initial Class                 14.04     10.25     10.15      6.46         8.64
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.12     16.60     16.36       N/A        18.93
Janus Aspen Series Balanced -- Institutional Shares             5.61      6.58      6.74      7.75         6.74
Janus Aspen Series Worldwide Growth -- Institutional Shares    21.65     11.29      7.49      4.96        12.17
MainStay VP Balanced -- Service Class                           1.51       N/A       N/A       N/A         4.37
MainStay VP Bond -- Initial Class                              (3.18)    (0.17)     2.83      3.93         2.61
MainStay VP Capital Appreciation -- Initial Class               6.84      4.97      5.21      2.21         7.36
MainStay VP Cash Management(5) -- Current 7-day yield is
  2.90%                                                        (4.44)    (0.56)     0.53      1.64         0.57
MainStay VP Common Stock -- Initial Class                      11.41      9.31      8.40      5.72         9.83
MainStay VP Conservative Allocation -- Service Class            2.50       N/A       N/A       N/A         1.27
MainStay VP Convertible -- Initial Class                        6.05      6.55      8.21      6.71         9.83
MainStay VP Developing Growth -- Initial Class                 12.74     11.89     10.00       N/A        16.11
MainStay VP Floating Rate -- Service Class                     (3.02)      N/A       N/A       N/A         0.83
MainStay VP Government -- Initial Class                        (4.07)    (0.53)     1.80      3.51         1.80
MainStay VP Growth Allocation -- Service Class                 11.47       N/A       N/A       N/A         6.45
MainStay VP High Yield Corporate Bond -- Initial Class          1.49      5.10     11.11      6.46        11.54
MainStay VP ICAP Select Equity(6) -- Initial Class             14.23     10.32      9.29       N/A        15.92
MainStay VP Income & Growth -- Initial Class                   12.52      8.37      9.39       N/A        12.33
MainStay VP International Equity -- Initial Class              16.13     16.04     13.57      6.82        16.40
MainStay VP Large Cap Growth -- Initial Class                   8.62      3.99      4.19       N/A         7.22
MainStay VP Mid Cap Core -- Service Class                      11.82     15.48     14.41       N/A        19.13
MainStay VP Mid Cap Growth -- Service Class                     8.38     15.94     12.67       N/A        18.21
MainStay VP Mid Cap Value -- Initial Class                      9.90      9.74      9.42       N/A         8.60
MainStay VP Moderate Allocation -- Service Class                5.71       N/A       N/A       N/A         3.33
MainStay VP Moderate Growth Allocation -- Service Class         8.75       N/A       N/A       N/A         4.44
MainStay VP S&P 500(7) Index -- Initial Class                   9.97      7.36      8.40      4.90        11.04
MainStay VP Small Cap Growth -- Initial Class                  (3.26)     3.79      6.81       N/A         6.81
MainStay VP Total Return -- Initial Class                       4.74      5.26      6.35      4.19         8.15
MainStay VP Value -- Initial Class                             10.41      9.38      8.19      5.15         8.18
MFS(R) Investors Trust Series -- Initial Class                 10.53      8.38      7.78      3.45        12.82
MFS(R) Research Series -- Initial Class                        11.85      8.99      8.79      3.49        12.03
MFS(R) Utilities Series -- Initial Class                       33.24     26.97     23.20     11.84        27.11
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class I       14.51     14.08     11.96       N/A        15.54
Royce Micro-Cap Portfolio -- Investment Class                   8.65     12.73     13.52     15.81        19.01
Royce Small-Cap Portfolio -- Investment Class                  11.89     12.68     13.03     13.54        10.82
T. Rowe Price Equity Income Portfolio                          12.15      9.70      9.63      7.39         8.16
Van Eck Worldwide Hard Assets                                  21.98     37.23     27.68     10.78        39.56
Van Kampen UIF Emerging Markets Equity -- Class I              37.81     35.90     26.27      7.53        35.06
Victory VIF Diversified Stock -- Class A Shares                10.83      8.27      9.51       N/A         9.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap
Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00338402 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization(4) -- Class S Shares        5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.00%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6) -- Service Class              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(7) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares      (0.14)    20.66     17.05     15.36       N/A        20.05
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                      (1.26)    14.71     12.71     13.41       N/A        12.34
CVS Calvert Social Balanced Portfolio                         (1.41)    10.24      5.99      6.06      3.78         6.90
Dreyfus IP Technology Growth -- Service Shares                 1.18     12.93      3.98      6.18       N/A         6.03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.38)    14.73     13.36     11.80      8.78        15.08
Fidelity(R) VIP Equity-Income -- Service Class 2              (1.54)    21.80     11.96      9.98      6.34        13.14
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.14)    16.24     18.41     16.48       N/A        20.14
Janus Aspen Series Balanced -- Service Shares                 (1.30)    13.45      8.43      6.59       N/A         7.67
Janus Aspen Series Worldwide Growth -- Service Shares         (0.75)    29.44     12.97      7.33       N/A        11.53
MainStay VP Balanced -- Service Class                         (2.37)     9.49       N/A       N/A       N/A         7.29
MainStay VP Bond -- Service Class                             (0.52)     4.18      1.86      2.68      3.76         0.84
MainStay VP Capital Appreciation -- Service Class             (1.14)    14.67      6.87      5.04      2.03         7.82
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.00%                                                        0.25      3.08      1.72      0.63      1.75         0.95
MainStay VP Common Stock -- Service Class                     (2.17)    19.23     11.05      8.23      5.56        12.01
MainStay VP Conservative Allocation -- Service Class          (0.76)    10.56       N/A       N/A       N/A         6.54
MainStay VP Convertible -- Service Class                       0.46     13.88      8.41      8.05      6.55         8.26
MainStay VP Developing Growth -- Service Class                 1.99     20.56     13.54      9.83       N/A        14.57
MainStay VP Floating Rate -- Service Class                     0.09      4.61       N/A       N/A       N/A         3.38
MainStay VP Government -- Service Class                       (0.54)     3.22      1.49      1.64      3.34         0.12
MainStay VP Growth Allocation -- Service Class                (1.06)    19.59       N/A       N/A       N/A        11.92
MainStay VP High Yield Corporate Bond -- Service Class        (1.32)     9.20      7.01     10.95      6.30         8.94
MainStay VP ICAP Select Equity(6) -- Service Class            (1.16)    22.04     12.05      9.14       N/A        12.65
MainStay VP Income & Growth -- Service Class                  (2.22)    20.34     10.17      9.24       N/A        11.62
MainStay VP International Equity -- Service Class             (1.65)    23.95     17.58     13.41      6.66        16.98
MainStay VP Large Cap Growth -- Service Class                 (0.28)    16.45      5.95      4.04       N/A         5.60
MainStay VP Mid Cap Core -- Service Class                     (1.69)    19.94     17.32     14.52       N/A        18.42
MainStay VP Mid Cap Growth -- Service Class                   (0.64)    16.49     17.77     12.79       N/A        19.22
MainStay VP Mid Cap Value -- Service Class                    (1.98)    17.72     11.47      9.26       N/A        13.71
MainStay VP Moderate Allocation -- Service Class              (0.82)    13.82       N/A       N/A       N/A         8.76
MainStay VP Moderate Growth Allocation -- Service Class       (0.96)    16.87       N/A       N/A       N/A        11.28
MainStay VP S&P 500(7) Index -- Service Class                 (1.83)    17.80      9.17      8.24      4.73        10.37
MainStay VP Small Cap Growth -- Service Class                 (2.74)     4.09      5.76      6.66       N/A         9.77
MainStay VP Total Return -- Service Class                     (1.04)    12.58      7.15      6.18      4.01         6.72
MainStay VP Value -- Service Class                            (1.47)    18.24     11.12      8.03      4.98        12.71
MFS(R) Investors Trust Series -- Service Class                (0.75)    18.33     10.17      7.62       N/A        10.06
MFS(R) Research Series -- Service Class                       (0.60)    19.63     10.74      8.63       N/A        12.00
MFS(R) Utilities Series -- Service Class                      (1.99)    41.05     28.21     23.03       N/A        26.51
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       0.05     22.36     15.68       N/A       N/A        16.40
Royce Micro-Cap Portfolio -- Investment Class                  0.50     16.76     14.65     13.63     15.93        22.55
Royce Small-Cap Portfolio -- Investment Class                 (1.64)    20.01     14.60     13.14     13.65        15.20
T. Rowe Price Equity Income Portfolio -- II                   (1.55)    20.02     11.45      9.46       N/A        12.33
Van Eck Worldwide Hard Assets                                  0.81     30.11     38.60     27.81     10.89        38.38
Van Kampen UIF Emerging Markets Equity -- Class II             3.57     45.99     37.29       N/A       N/A        34.45
Victory VIF Diversified Stock -- Class A Shares               (0.56)    18.95     10.33      9.61       N/A        11.80
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4) -- Class S Shares       12.66     15.07     14.56       N/A        19.04
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6.71     10.57     12.55       N/A         9.76
CVS Calvert Social Balanced Portfolio                           2.30      3.56      4.93      3.78         5.44
Dreyfus IP Technology Growth -- Service Shares                  4.93      1.45      5.05       N/A         4.55
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.73     11.24     10.89      8.78        13.93
Fidelity(R) VIP Equity-Income -- Service Class 2               13.80      9.79      9.01      6.34        11.92
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.24     16.47     15.70       N/A        18.84
Janus Aspen Series Balanced -- Service Shares                   5.45      6.11      5.48       N/A         6.28
Janus Aspen Series Worldwide Growth -- Service Shares          21.44     10.84      6.26       N/A        10.26
MainStay VP Balanced -- Service Class                           1.61       N/A       N/A       N/A         3.82
MainStay VP Bond -- Service Class                              (3.32)    (0.65)     1.38      3.76        (0.76)
MainStay VP Capital Appreciation -- Service Class               6.67      4.48      3.87      2.03         6.43
MainStay VP Cash Management(5) -- Current 7-day yield is
  3.00%                                                        (4.34)    (0.78)    (0.67)     1.75        (0.65)
MainStay VP Common Stock -- Service Class                      11.23      8.85      7.19      5.56        10.77
MainStay VP Conservative Allocation -- Service Class            2.60       N/A       N/A       N/A         0.87
MainStay VP Convertible -- Service Class                        5.88      6.09      7.00      6.55         6.87
MainStay VP Developing Growth -- Service Class                 12.56     11.43      8.85       N/A        13.42
MainStay VP Floating Rate -- Service Class                     (2.92)      N/A       N/A       N/A        (0.14)
MainStay VP Government -- Service Class                        (4.21)    (1.01)     0.33      3.34        (1.47)
MainStay VP Growth Allocation -- Service Class                 11.59       N/A       N/A       N/A         6.10
MainStay VP High Yield Corporate Bond -- Service Class          1.34      4.63     10.01      6.30         7.60
MainStay VP ICAP Select Equity(6) -- Service Class             14.04      9.88      8.14       N/A        11.42
MainStay VP Income & Growth -- Service Class                   12.34      7.93      8.24       N/A        10.35
MainStay VP International Equity -- Service Class              15.95     15.62     12.55      6.66        15.89
MainStay VP Large Cap Growth -- Service Class                   8.45      3.52      2.82       N/A         4.11
MainStay VP Mid Cap Core -- Service Class                      11.94     15.35     13.70       N/A        17.37
MainStay VP Mid Cap Growth -- Service Class                     8.49     15.81     11.91       N/A        18.21
MainStay VP Mid Cap Value -- Service Class                      9.72      9.28      8.26       N/A        12.53
MainStay VP Moderate Allocation -- Service Class                5.82       N/A       N/A       N/A         3.02
MainStay VP Moderate Growth Allocation -- Service Class         8.87       N/A       N/A       N/A         5.58
MainStay VP S&P 500(7) Index -- Service Class                   9.80      6.88      7.20      4.73         9.08
MainStay VP Small Cap Growth -- Service Class                  (3.40)     3.32      5.55       N/A         8.46
MainStay VP Total Return -- Service Class                       4.58      4.78      5.06      4.01         5.27
MainStay VP Value -- Service Class                             10.24      8.92      6.98      4.98        11.50
MFS(R) Investors Trust Series -- Service Class                 10.33      7.93      6.55       N/A         8.74
MFS(R) Research Series -- Service Class                        11.63      8.52      7.60       N/A        10.73
MFS(R) Utilities Series -- Service Class                       33.05     26.56     22.42       N/A        25.47
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       14.36     13.65       N/A       N/A        15.11
Royce Micro-Cap Portfolio -- Investment Class                   8.76     12.59     12.78     15.93        19.54
Royce Small-Cap Portfolio -- Investment Class                  12.01     12.53     12.27     13.65        11.97
T. Rowe Price Equity Income Portfolio -- II                    12.02      9.27      8.47       N/A        11.09
Van Eck Worldwide Hard Assets                                  22.11     37.19     27.28     10.89        37.61
Van Kampen UIF Emerging Markets Equity -- Class II             37.99     35.86       N/A       N/A        33.74
Victory VIF Diversified Stock -- Class A Shares                10.95      8.10      8.63       N/A         9.75
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The AmSouth Premium Plus II Variable Annuity was first offered for sale on June 2, 2003 and was renamed New York Life Premium Plus II Variable Annuity on December 1, 2005. The New York Life Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU # 00338402 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

      SERIES I POLICIES:               New York Life Variable Annuity*
                                       New York Life Flexible Premium Variable Annuity*
                                       New York Life Plus Variable Annuity*

      SERIES II POLICIES:              New York Life Access Variable Annuity*

      SERIES III POLICIES:             New York Life Premium Plus Variable Annuity*

      SERIES IV POLICIES:              New York Life Essentials Variable Annuity*
                                       New York Life Plus II Variable Annuity*

      SERIES V POLICIES:               New York Life Select Variable Annuity*

      SERIES VI POLICIES:              New York Life Premium Plus II Variable Annuity*

          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $158,338,620      $244,684,478      $201,211,084
  Dividends due and accrued.................................             --                --           765,857
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (73,028)         (132,171)          438,572

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        538,196           845,593           659,448
    Administrative charges..................................         47,151            96,445            47,995
                                                               ------------      ------------      ------------
      Total net assets......................................   $157,680,245      $243,610,269      $201,708,070
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $106,695,631      $218,605,361      $ 95,446,927
    Series II Policies......................................      1,050,901           290,309         6,822,934
    Series III Policies.....................................     37,737,092        17,367,836        51,956,607
    Series IV Policies......................................     11,984,349         7,338,536        29,324,207
    Series V Policies.......................................        212,272             8,227         2,627,937
    Series VI Policies......................................             --                --        15,529,458
                                                               ------------      ------------      ------------
      Total net assets......................................   $157,680,245      $243,610,269      $201,708,070
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      16.67      $      20.29      $       1.33
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      13.48      $       7.58      $       1.09
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      13.19      $       6.91      $       1.08
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.84      $      11.64      $       1.05
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.36      $      14.09      $       1.03
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $       1.04
                                                               ============      ============      ============
Identified Cost of Investment...............................   $157,898,565      $239,897,148      $201,212,763
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $250,911,002      $174,104,581      $ 25,520,419      $112,978,830      $582,913,675      $ 61,615,438      $ 48,357,468
               --                --                --                --                --                --                --
         (179,415)          (75,552)           13,602           153,880          (205,438)         (406,701)          (12,708)

          868,013           607,410            93,049           388,405         1,980,846           214,309           173,834
           91,555            57,564             7,823            33,357           190,924            18,408            16,423
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $249,772,019      $173,364,055      $ 25,433,149      $112,710,948      $580,536,467      $ 60,976,020      $ 48,154,503
     ============      ============      ============      ============      ============      ============      ============
     $208,749,254      $125,833,899      $ 16,441,851      $ 73,104,852      $443,509,534      $ 40,534,699      $ 36,135,941
          671,884         1,227,934           167,675           622,777         2,792,186           354,077           251,000
       30,629,969        33,846,389         6,944,754        28,983,782        99,843,437        15,553,778         9,148,956
        9,605,587        12,043,967         1,871,253         9,826,550        33,573,844         4,470,240         2,597,621
          115,325           411,866             7,616           172,987           817,466            63,226            20,985
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $249,772,019      $173,364,055      $ 25,433,149      $112,710,948      $580,536,467      $ 60,976,020      $ 48,154,503
     ============      ============      ============      ============      ============      ============      ============
     $      28.97      $      21.81      $      12.53      $      16.01      $      25.97      $      14.90      $      14.26
     ============      ============      ============      ============      ============      ============      ============
     $      10.07      $      12.26      $      11.95      $      12.67      $      16.38      $      13.72      $      11.73
     ============      ============      ============      ============      ============      ============      ============
     $      10.11      $      11.72      $      11.98      $      12.51      $      16.07      $      13.53      $      11.49
     ============      ============      ============      ============      ============      ============      ============
     $      14.32      $      14.47      $      15.90      $      11.36      $      16.49      $      14.71      $      14.61
     ============      ============      ============      ============      ============      ============      ============
     $      15.95      $      15.88      $      19.53      $      10.93      $      17.21      $      19.12      $      15.93
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $200,478,987      $130,271,334      $ 17,395,230      $113,288,434      $491,623,900      $ 43,343,775      $ 34,628,612
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $142,215,420      $ 69,078,565      $ 81,594,462
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       (443,726)          (50,041)           (1,088)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        495,553           240,992           290,394
    Administrative charges..................................         43,777            24,492            24,665
                                                               ------------      ------------      ------------
      Total net assets......................................   $141,232,364      $ 68,763,040      $ 81,278,315
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 95,988,404      $ 54,372,599      $ 51,363,937
    Series II Policies......................................      1,484,592           344,340           513,458
    Series III Policies.....................................     33,507,146        10,720,371        21,643,447
    Series IV Policies......................................      9,586,169         3,235,310         7,729,531
    Series V Policies.......................................        666,053            90,420            27,942
    Series VI Policies......................................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $141,232,364      $ 68,763,040      $ 81,278,315
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      26.43      $      14.33      $      18.62
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      16.05      $       7.98      $      19.98
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      16.07      $       6.80      $      19.19
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      19.08      $      11.46      $      18.85
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      20.80      $      13.70      $      22.04
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 99,610,043      $ 63,105,027      $ 58,142,991
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $101,869,321      $153,591,857      $499,341,240      $ 51,737,349      $170,553,275      $237,885,882       $ 86,949,327
               --                --                --                --                --                --                 --
           (3,310)       (1,052,488)       (1,474,158)          (34,252)         (199,163)           (7,395)           (88,192)

          364,215           548,482         1,746,113           184,641           581,173           840,247            306,909
           32,273            44,670           179,377            15,989            62,934            79,900             30,386
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $101,469,523      $151,946,217      $495,941,592      $ 51,502,467      $169,710,005      $236,958,340       $ 86,523,840
     ============      ============      ============      ============      ============      ============       ============
     $ 66,298,680      $ 91,848,586      $406,260,076      $ 30,957,895      $146,408,683      $177,786,967       $ 67,569,702
          445,621           670,010         1,086,969           122,365           383,000         1,095,979            399,715
       24,901,833        44,434,694        66,325,843        13,375,257        16,618,988        45,526,781         14,589,782
        9,801,419        14,776,783        22,068,124         6,988,684         6,250,885        12,411,486          3,887,370
           21,970           216,144           200,580            58,266            48,449           137,127             77,271
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $101,469,523      $151,946,217      $495,941,592      $ 51,502,467      $169,710,005      $236,958,340       $ 86,523,840
     ============      ============      ============      ============      ============      ============       ============
     $      15.86      $      15.68      $      28.18      $      11.75      $      21.40      $      26.29       $      15.14
     ============      ============      ============      ============      ============      ============       ============
     $      20.16      $      15.49      $      10.63      $      12.00      $       9.80      $      15.28       $      10.56
     ============      ============      ============      ============      ============      ============       ============
     $      16.05      $      15.73      $      10.33      $      11.61      $       9.37      $      14.58       $       9.77
     ============      ============      ============      ============      ============      ============       ============
     $      17.33      $      15.30      $      14.06      $      12.63      $      12.93      $      13.87       $      20.12
     ============      ============      ============      ============      ============      ============       ============
     $      24.76      $      15.21      $      16.57      $      13.91      $      14.46      $      14.82       $      23.36
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 66,019,817      $106,797,458      $413,878,177      $ 39,102,142      $156,349,218      $166,140,903       $ 45,947,246
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                                  DREYFUS IP
                                                                CVS CALVERT       TECHNOLOGY      FIDELITY(R) VIP
                                                              SOCIAL BALANCED      GROWTH--       CONTRAFUND(R)--
                                                                 PORTFOLIO      INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 43,861,761      $ 18,359,567      $412,584,000
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................           (281)            2,709          (181,124)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        155,737            66,137         1,428,700
    Administrative charges..................................         13,048             5,490           143,008
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 43,692,695      $ 18,290,649      $410,831,168
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 23,822,576      $ 11,101,979      $322,252,479
    Series II Policies......................................        277,757           214,799         2,325,830
    Series III Policies.....................................      9,916,322         5,107,425        64,210,036
    Series IV Policies......................................      5,895,326         1,808,249        21,533,827
    Series V Policies.......................................        800,162            58,197           508,996
    Series VI Policies......................................      2,980,552                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 43,692,695      $ 18,290,649      $410,831,168
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      20.50      $       9.71      $      28.87
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.62      $      11.79      $      15.09
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.30      $       9.80      $      14.48
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.27      $      11.81      $      17.08
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      14.25      $      15.49      $      20.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      13.07      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 38,101,017      $ 15,817,012      $298,834,116
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN                                                               NEUBERGER
                        JANUS ASPEN         SERIES                                                                 BERMAN AMT
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                               MID-CAP
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       GROWTH
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--         PORTFOLIO--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $231,130,085      $434,034,124      $195,856,802      $ 24,992,236      $ 30,042,230       $  6,552,214      $  7,532,229
               --                --                --                --                --                 --                --
         (171,303)         (146,963)         (154,026)          (10,910)          (48,910)              (957)           (1,047)

          813,822         1,505,261           677,249            89,810           107,829             24,297            28,309
           77,097           156,210            76,546             8,166            10,437              1,085             1,676
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $230,067,863      $432,225,690      $194,948,981      $ 24,883,350      $ 29,875,054       $  6,525,875      $  7,501,197
     ============      ============      ============      ============      ============       ============      ============
     $172,781,878      $351,887,861      $172,208,479      $ 17,962,219      $ 23,076,455       $  2,595,827      $  3,312,194
        1,073,469         1,463,889           447,770           241,080           217,841             86,664            50,125
       44,544,550        59,821,421        15,970,487         5,263,128         5,460,812          3,607,711         3,296,908
       11,345,311        18,775,864         6,248,977         1,345,572         1,114,915            183,894           776,932
          322,655           276,655            73,268            71,351             5,031             51,779            65,038
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $230,067,863      $432,225,690      $194,948,981      $ 24,883,350      $ 29,875,054       $  6,525,875      $  7,501,197
     ============      ============      ============      ============      ============       ============      ============
     $      23.60      $      25.18      $      20.74      $      11.77      $      12.77       $      20.36      $      14.27
     ============      ============      ============      ============      ============       ============      ============
     $      15.28      $      12.99      $       8.80      $      10.38      $       9.01       $      23.87      $      14.65
     ============      ============      ============      ============      ============       ============      ============
     $      15.02      $      12.20      $       8.06      $      10.19      $       8.61       $      19.04      $      14.71
     ============      ============      ============      ============      ============       ============      ============
     $      15.35      $      13.55      $      13.41      $      13.51      $      13.98       $      30.77      $      20.53
     ============      ============      ============      ============      ============       ============      ============
     $      15.24      $      13.86      $      16.83      $      16.93      $      16.81       $      27.19      $      19.61
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $184,727,388      $348,534,429      $190,865,173      $ 18,676,279      $ 22,160,036       $  5,066,097      $  4,818,184
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                   ROYCE              ROYCE
                                                                 MICRO-CAP          SMALL-CAP        T. ROWE PRICE
                                                                PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
                                                              INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 62,958,585       $ 44,087,086       $228,949,058
  Dividends due and accrued.................................              --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         134,884            (10,578)        (1,253,485)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         216,702            154,696            821,362
    Administrative charges..................................          15,546             10,884             68,630
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 62,861,221       $ 43,910,928       $226,805,581
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 20,963,419       $ 14,238,376       $148,071,403
    Series II Policies......................................       1,226,738          1,129,121          1,776,735
    Series III Policies.....................................      12,832,902          9,241,703         60,332,758
    Series IV Policies......................................      17,171,496         11,951,871         16,326,771
    Series V Policies.......................................         914,931            412,640            297,914
    Series VI Policies......................................       9,751,735          6,937,217                 --
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 62,861,221       $ 43,910,928       $226,805,581
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      15.76       $      13.97       $      17.91
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $      15.86       $      13.19       $      17.01
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $      15.55       $      13.50       $      16.63
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $      15.34       $      13.72       $      14.84
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $      15.03       $      13.00       $      14.90
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $      15.45       $      13.54       $         --
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 57,030,449       $ 38,858,111       $173,243,396
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                        VAN KAMPEN
                       UIF EMERGING
        VAN ECK           MARKETS
       WORLDWIDE         EQUITY--
      HARD ASSETS         CLASS I
    ---------------------------------
     $362,189,157      $111,300,576
               --                --
       (3,316,677)           15,630

        1,333,759           393,376
           84,453            36,996
     ------------      ------------
     $357,454,268      $110,885,834
     ============      ============
     $123,642,092      $ 81,883,803
        5,505,531           739,524
       94,949,434        22,210,035
       73,413,826         5,974,302
        3,826,203            78,170
       56,117,182                --
     ------------      ------------
     $357,454,268      $110,885,834
     ============      ============
     $      34.97      $      26.38
     ============      ============
     $      34.52      $      18.96
     ============      ============
     $      34.92      $      21.98
     ============      ============
     $      33.05      $      29.25
     ============      ============
     $      41.26      $      37.12
     ============      ============
     $      36.44      $         --
     ============      ============
     $272,716,388      $ 59,095,791
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $140,058,814      $ 89,044,733      $ 55,150,590
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        248,913           193,153            15,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        502,837           316,783           214,768
    Administrative charges..................................         31,762            18,938            11,541
                                                               ------------      ------------      ------------
      Total net assets......................................   $139,773,128      $ 88,902,165      $ 54,939,482
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 44,701,424      $ 14,727,534      $ 12,156,446
    Series II Policies......................................      3,643,494         1,775,629           435,382
    Series III Policies.....................................     33,992,429        25,518,139        18,058,617
    Series IV Policies......................................     30,251,924        28,422,927        12,547,000
    Series V Policies.......................................      2,322,074         2,825,922           498,797
    Series VI Policies......................................     24,861,783        15,632,014        11,243,240
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $139,773,128      $ 88,902,165      $ 54,939,482
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.73      $      10.50      $      13.79
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.66      $      10.33      $      12.40
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.68      $      10.42      $      13.83
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.72      $      10.48      $      13.76
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.66      $      10.25      $      13.36
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      11.64      $      10.35      $      13.59
                                                               ============      ============      ============
Identified Cost of Investment...............................   $128,969,293      $ 87,871,051      $ 43,849,861
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 61,255,293      $ 75,253,679      $109,121,173      $ 28,863,838      $217,066,060      $ 59,444,967      $ 65,756,552
               --                --                --                --         1,053,587                --                --
          164,724           180,760            81,823             7,410           600,159            25,827           110,503

          227,974           248,911           410,780           110,476           715,080           211,063           218,135
           13,534            15,578            23,617             6,443            40,762            12,762            17,098
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 61,178,509      $ 75,169,950      $108,768,599      $ 28,754,329      $217,963,964      $ 59,246,969      $ 65,631,822
     ============      ============      ============      ============      ============      ============      ============
     $ 11,557,308      $ 24,284,791      $ 18,522,284      $  6,013,719      $ 57,361,546      $ 11,223,832      $ 25,679,464
          672,064         4,554,752         2,117,965           342,967        14,310,483         1,287,204           867,631
       16,730,721        16,250,461        30,187,500         8,261,269        60,360,571        17,838,801        11,539,481
       19,472,568        14,075,410        34,145,842         7,932,319        48,517,903        17,143,464        15,735,978
          618,212         1,673,987         2,135,704           364,111         4,146,552         2,051,914           833,136
       12,127,636        14,054,271        21,659,304         5,839,944        33,266,909         9,701,754        10,676,327
               --           276,278                --                --                --                --           299,805
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 61,178,509      $ 75,169,950      $108,768,599      $ 28,754,329      $217,963,964      $ 59,246,969      $ 65,631,822
     ============      ============      ============      ============      ============      ============      ============
     $      16.10      $      11.05      $      14.14      $      17.41      $      10.77      $      10.19      $      11.99
     ============      ============      ============      ============      ============      ============      ============
     $      12.85      $      11.00      $      12.41      $      14.33      $      10.79      $      10.26      $      11.61
     ============      ============      ============      ============      ============      ============      ============
     $      15.90      $      11.02      $      14.09      $      17.06      $      10.72      $      10.07      $      11.73
     ============      ============      ============      ============      ============      ============      ============
     $      16.07      $      10.97      $      14.04      $      17.36      $      10.76      $      10.18      $      11.98
     ============      ============      ============      ============      ============      ============      ============
     $      15.74      $      10.96      $      13.82      $      16.82      $      10.86      $      10.02      $      11.63
     ============      ============      ============      ============      ============      ============      ============
     $      15.87      $      10.90      $      13.78      $      17.40      $      10.74      $      10.05      $      11.62
     ============      ============      ============      ============      ============      ============      ============
     $ 48,706,099      $ 71,217,402      $ 89,449,597      $ 21,136,171      $217,869,002      $ 58,785,181      $ 58,906,096
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $471,676,733      $ 58,207,112      $ 37,955,613
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       (191,486)         (171,895)          (68,702)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,708,604           198,506           147,061
    Administrative charges..................................         94,415            11,258             7,768
                                                               ------------      ------------      ------------
      Total net assets......................................   $469,682,228      $ 57,825,453      $ 37,732,082
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 74,841,917      $  9,868,926      $  6,372,200
    Series II Policies......................................     11,846,660         2,299,058           665,970
    Series III Policies.....................................    141,608,875        14,740,941        10,615,763
    Series IV Policies......................................    135,209,881        16,717,983        10,593,946
    Series V Policies.......................................     14,109,782         1,304,202           510,201
    Series VI Policies......................................     92,065,113        12,894,343         8,974,002
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $469,682,228      $ 57,825,453      $ 37,732,082
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      14.38      $      16.42      $      15.54
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.53      $      13.40      $      12.80
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      14.20      $      16.26      $      15.86
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      14.43      $      16.35      $      15.86
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      14.10      $      16.00      $      15.47
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      14.18      $      16.16      $      15.58
                                                               ============      ============      ============
Identified Cost of Investment...............................   $436,049,191      $ 48,310,061      $ 30,359,682
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                                  MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $200,969,431      $ 36,946,534      $121,146,264      $149,625,678      $175,787,802      $139,338,625      $159,852,400
               --                --                --                --                --                --                --
         (792,896)            8,553           157,446            54,666          (673,677)          389,268         1,143,981

          745,830           139,662           455,236           567,175           665,143           467,883           539,608
           40,861             7,677            25,286            32,758            37,456            31,478            35,804
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $199,389,844      $ 36,807,748      $120,823,188      $149,080,411      $174,411,526      $139,228,532      $160,420,969
     ============      ============      ============      ============      ============      ============      ============
     $ 32,245,730      $  6,040,612      $ 22,651,077      $ 29,250,390      $ 29,365,240      $ 43,971,522      $ 55,265,605
        4,905,633           483,833         2,117,166         1,630,451         2,299,041         4,111,312         5,231,431
       52,471,139        10,576,718        32,257,207        40,170,035        50,585,742        30,024,131        35,687,759
       60,042,258        11,233,394        33,212,423        43,287,840        54,608,819        33,645,665        32,780,859
        4,223,079           712,221         2,525,248         1,770,804         2,358,991         2,811,570         2,374,181
       45,502,005         7,760,970        28,060,067        32,970,891        35,193,693        24,379,466        28,786,560
               --                --                --                --                --           284,866           294,574
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $199,389,844      $ 36,807,748      $120,823,188      $149,080,411      $174,411,526      $139,228,532      $160,420,969
     ============      ============      ============      ============      ============      ============      ============
     $      19.68      $      12.69      $      20.30      $      20.76      $      17.12      $      11.39      $      11.78
     ============      ============      ============      ============      ============      ============      ============
     $      14.75      $      13.07      $      14.53      $      14.55      $      13.10      $      11.23      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $      19.23      $      12.57      $      20.02      $      20.18      $      17.18      $      11.24      $      11.58
     ============      ============      ============      ============      ============      ============      ============
     $      19.42      $      12.64      $      20.15      $      20.31      $      17.08      $      11.31      $      11.71
     ============      ============      ============      ============      ============      ============      ============
     $      18.62      $      12.11      $      19.95      $      19.65      $      16.73      $      11.23      $      11.38
     ============      ============      ============      ============      ============      ============      ============
     $      18.84      $      12.48      $      19.78      $      20.47      $      16.88      $      11.21      $      11.57
     ============      ============      ============      ============      ============      ============      ============
     $156,156,677      $ 31,309,677      $ 96,334,985      $109,023,489      $141,464,283      $128,766,371      $144,918,559
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP        MAINSTAY VP
                                                                  INDEX--          GROWTH--       TOTAL RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $241,053,421      $ 73,029,956      $ 48,925,062
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       (437,781)           14,150            33,727

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        922,944           275,325           187,270
    Administrative charges..................................         54,999            17,439             9,913
                                                               ------------      ------------      ------------
      Total net assets......................................   $239,637,697      $ 72,751,342      $ 48,761,606
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 49,562,079      $ 16,215,540      $  9,918,564
    Series II Policies......................................      2,739,448           492,682           223,644
    Series III Policies.....................................     70,242,538        20,466,242        17,469,537
    Series IV Policies......................................     68,920,311        22,220,546        11,476,586
    Series V Policies.......................................      4,766,014           822,207           682,516
    Series VI Policies......................................     43,407,307        12,534,125         8,990,759
                                                               ------------      ------------      ------------
      Total net assets......................................   $239,637,697      $ 72,751,342      $ 48,761,606
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      15.16      $      14.83      $      13.38
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      12.66      $      11.55      $      12.01
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      14.98      $      14.83      $      13.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      15.13      $      14.53      $      13.51
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      14.90      $      13.97      $      12.98
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      14.95      $      14.62      $      13.00
                                                               ============      ============      ============
Identified Cost of Investment...............................   $188,586,961      $ 61,696,388      $ 41,038,497
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                         COLUMBIA SMALL
                       ALGER AMERICAN       CAP VALUE        DREYFUS IP                        FIDELITY(R) VIP
      MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $112,944,425       $ 66,854,082      $ 56,297,867      $ 27,062,030      $311,460,417      $184,137,945      $215,827,360
               --                 --                --                --                --                --                --
           64,906              4,477            48,435           (46,931)          189,752           182,153            88,859

          429,447            250,908           209,112            98,303         1,145,719           692,456           802,482
           22,947             15,576            13,610             6,875            71,869            40,437            55,172
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $112,556,937       $ 66,592,075      $ 56,123,580      $ 26,909,921      $310,432,581      $183,587,205      $215,058,565
     ============       ============      ============      ============      ============      ============      ============
     $ 20,168,086       $ 12,846,608      $ 18,051,091      $  6,570,341      $ 56,055,392      $ 34,325,352      $ 73,339,475
        1,976,935            871,810         1,835,511           259,638         5,676,691         4,553,443         2,851,999
       33,179,352         16,876,335        12,744,084         7,102,273        73,543,945        48,349,604        50,331,155
       31,002,286         22,121,283        13,634,944         9,002,678       104,158,963        51,687,917        51,861,718
        1,381,606            586,729           821,243           229,698         7,322,345         5,334,988         2,488,216
       24,848,672         13,289,310         9,036,707         3,745,293        63,675,245        39,335,901        34,186,002
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $112,556,937       $ 66,592,075      $ 56,123,580      $ 26,909,921      $310,432,581      $183,587,205      $215,058,565
     ============       ============      ============      ============      ============      ============      ============
     $      16.52       $      21.17      $      13.77      $      12.95      $      18.14      $      16.78      $      19.92
     ============       ============      ============      ============      ============      ============      ============
     $      13.29       $      15.74      $      13.27      $      11.98      $      13.97      $      13.43      $      17.87
     ============       ============      ============      ============      ============      ============      ============
     $      16.31       $      21.00      $      13.65      $      12.76      $      17.85      $      16.44      $      19.71
     ============       ============      ============      ============      ============      ============      ============
     $      16.73       $      21.04      $      13.67      $      12.84      $      18.31      $      16.67      $      20.14
     ============       ============      ============      ============      ============      ============      ============
     $      16.17       $      20.50      $      13.51      $      12.61      $      17.53      $      16.54      $      18.73
     ============       ============      ============      ============      ============      ============      ============
     $      16.28       $      20.88      $      13.56      $      12.67      $      17.62      $      16.45      $      19.95
     ============       ============      ============      ============      ============      ============      ============
     $ 88,488,847       $ 48,570,957      $ 48,901,960      $ 23,383,962      $263,416,250      $160,868,977      $191,382,310
     ============       ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                                  JANUS ASPEN
                                                                JANUS ASPEN         SERIES            MFS(R)
                                                                  SERIES           WORLDWIDE      INVESTORS TRUST
                                                                BALANCED--         GROWTH--          SERIES--
                                                              SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $110,708,867      $ 37,194,689      $  7,606,806
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         49,447            37,278               (13)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        413,303           137,685            28,153
    Administrative charges..................................         25,719             8,945             1,799
                                                               ------------      ------------      ------------
      Total net assets......................................   $110,319,292      $ 37,085,337      $  7,576,841
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 20,510,509      $  8,193,161      $  1,561,333
    Series II Policies......................................      1,619,579           432,997            89,130
    Series III Policies.....................................     30,597,916        10,302,063         2,013,955
    Series IV Policies......................................     34,239,443        11,433,294         2,410,274
    Series V Policies.......................................      3,605,424           474,184           140,189
    Series VI Policies......................................     19,746,421         6,249,638         1,361,960
                                                               ------------      ------------      ------------
      Total net assets......................................   $110,319,292      $ 37,085,337      $  7,576,841
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      13.69      $      16.12      $      14.88
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      12.42      $      13.56      $      12.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      13.66      $      15.90      $      14.88
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.67      $      15.98      $      15.00
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      13.46      $      15.57      $      14.72
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      13.51      $      15.52      $      14.72
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 93,277,005      $ 27,827,543      $  6,297,329
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                            NEUBERGER
                                           BERMAN AMT                          VAN KAMPEN
        MFS(R)                               MID-CAP                          UIF EMERGING       VICTORY VIF
       RESEARCH       MFS(R) UTILITIES       GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
       SERIES--           SERIES--         PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
     SERVICE CLASS     SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------------------------
     $  9,869,253       $453,854,181      $ 26,896,367      $227,301,252      $113,798,915      $ 24,735,355
               --                 --                --                --                --                --
            4,584            248,027            67,778          (620,262)          299,692             6,339

           37,556          1,631,819            97,193           856,118           426,812            92,845
            2,323            103,863             6,527            51,037            24,821             6,945
     ------------       ------------      ------------      ------------      ------------      ------------
     $  9,833,958       $452,366,526      $ 26,860,425      $225,773,835      $113,646,974      $ 24,641,904
     ============       ============      ============      ============      ============      ============
     $  2,158,320       $151,268,908      $  7,782,458      $ 34,830,403      $ 20,903,198      $  7,997,659
           89,178         10,230,516           337,416         4,117,055         1,821,909           539,925
        2,348,151        106,033,630         5,896,462        53,267,246        28,428,262         4,044,659
        2,963,047         90,585,620         7,126,842        75,328,905        35,629,254         7,350,201
          115,924          7,723,758           386,517         7,393,139         1,292,151           607,192
        2,159,338         86,524,094         5,330,730        50,837,087        25,572,200         4,102,268
     ------------       ------------      ------------      ------------      ------------      ------------
     $  9,833,958       $452,366,526      $ 26,860,425      $225,773,835      $113,646,974      $ 24,641,904
     ============       ============      ============      ============      ============      ============
     $      15.79       $      24.26      $      18.20      $      16.24      $      34.54      $      14.48
     ============       ============      ============      ============      ============      ============
     $      12.73       $      21.70      $      15.51      $      13.20      $      22.08      $      12.84
     ============       ============      ============      ============      ============      ============
     $      15.57       $      25.39      $      18.19      $      16.07      $      33.02      $      14.26
     ============       ============      ============      ============      ============      ============
     $      15.38       $      25.63      $      18.85      $      16.25      $      34.32      $      14.08
     ============       ============      ============      ============      ============      ============
     $      15.58       $      25.37      $      18.27      $      15.89      $      26.18      $      13.88
     ============       ============      ============      ============      ============      ============
     $      15.75       $      25.22      $      18.34      $      15.98      $      32.97      $      14.19
     ============       ============      ============      ============      ============      ============
     $  7,841,148       $355,129,695      $ 21,607,613      $190,868,258      $ 76,419,697      $ 20,641,553
     ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $   4,413,484
  Mortality and expense risk charges........................      (1,084,198)       (1,557,723)       (1,284,358)
  Administrative charges....................................         (95,026)         (177,614)          (95,132)
                                                               -------------     -------------     -------------
    Net investment income (loss)............................      (1,179,224)       (1,735,337)        3,033,994
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      16,635,439        35,499,506        56,226,671
  Cost of investments sold..................................     (16,196,724)      (47,473,283)      (56,227,159)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............         438,715       (11,973,777)             (488)
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       1,121,064        38,347,421             1,213
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       1,559,779        26,373,644               725
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $     380,555     $  24,638,307     $   3,034,719
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $          --
  Mortality and expense risk charges........................        (917,395)         (445,376)         (529,316)
  Administrative charges....................................         (81,411)          (45,294)          (44,919)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (998,806)         (490,670)         (574,235)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      10,728,729         9,985,408         6,626,578
  Cost of investments sold..................................      (5,924,222)      (12,093,580)       (3,335,198)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       4,804,507        (2,108,172)        3,291,380
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       4,165,685         9,121,697         5,714,673
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       8,970,192         7,013,525         9,006,053
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   7,971,386     $   6,522,855     $   8,431,818
                                                               =============     =============     =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $          --     $          --     $          --     $          --     $          --     $          --     $          --
        (1,618,372)       (1,129,002)         (159,324)         (790,144)       (3,934,066)         (381,209)         (319,856)
          (170,829)         (107,281)          (13,393)          (67,917)         (379,868)          (32,854)          (30,231)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (1,789,201)       (1,236,283)         (172,717)         (858,061)       (4,313,934)         (414,063)         (350,087)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        29,039,903        18,586,064         2,898,995        14,719,543        61,362,718         3,917,987         6,548,003
       (31,481,815)      (14,863,137)       (1,618,946)      (15,064,626)      (47,735,074)       (2,599,612)       (5,205,623)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (2,441,912)        3,722,927         1,280,049          (345,083)       13,627,644         1,318,375         1,342,380
                --                --                --                --                --                --                --
        21,044,209        11,365,892         2,878,897         1,217,486         2,908,168         4,024,477         2,408,950
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        18,602,297        15,088,819         4,158,946           872,403        16,535,812         5,342,852         3,751,330
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  16,813,096     $  13,852,536     $   3,986,229     $      14,342     $  12,221,878     $   4,928,789     $   3,401,243
     =============     =============     =============     =============     =============     =============     =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $          --     $          --     $          --     $          --     $          --     $          --     $          --
          (649,630)       (1,011,758)       (3,272,033)         (351,640)       (1,107,754)       (1,553,298)         (560,620)
           (57,635)          (82,620)         (335,648)          (30,386)         (119,992)         (147,987)          (55,477)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (707,265)       (1,094,378)       (3,607,681)         (382,026)       (1,227,746)       (1,701,285)         (616,097)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        12,105,658        12,515,015        59,771,485         7,602,571        21,248,890        24,949,703        11,719,023
        (6,293,867)       (8,152,111)      (51,677,499)       (4,725,820)      (22,985,550)      (18,216,905)       (6,394,060)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         5,811,791         4,362,904         8,093,986         2,876,751        (1,736,660)        6,732,798         5,324,963
                --                --                --                --                --                --                --
         8,978,184        10,573,639        25,522,609           237,997        12,892,994        11,360,985         5,103,636
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        14,789,975        14,936,543        33,616,595         3,114,748        11,156,334        18,093,783        10,428,599
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  14,082,710     $  13,842,165     $  30,008,914     $   2,732,722     $   9,928,588     $  16,392,498     $   9,812,502
     =============     =============     =============     =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)


                                                                                  DREYFUS IP
                                                                CVS CALVERT       TECHNOLOGY      FIDELITY(R) VIP
                                                              SOCIAL BALANCED      GROWTH--       CONTRAFUND(R)--
                                                                 PORTFOLIO      INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $    129,302
  Mortality and expense risk charges........................       (301,258)         (126,543)       (2,645,153)
  Administrative charges....................................        (25,243)          (10,468)         (265,316)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (326,501)         (137,011)       (2,781,167)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,588,502         3,179,541        41,598,019
  Cost of investments sold..................................     (4,194,376)       (2,786,870)      (32,427,780)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        394,126           392,671         9,170,239
  Realized gain distribution received.......................             --                --         5,172,069
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,128,840           921,498        21,049,552
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,522,966         1,314,169        35,391,860
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,196,465      $  1,177,158      $ 32,610,693
                                                               ============      ============      ============

                                                                   ROYCE              ROYCE
                                                                 MICRO-CAP          SMALL-CAP        T. ROWE PRICE
                                                                PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
                                                              INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                              -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $         --       $         --      $  1,752,779
  Mortality and expense risk charges........................        (377,052)          (267,292)       (1,514,601)
  Administrative charges....................................         (26,746)           (18,855)         (126,938)
                                                                ------------       ------------      ------------
      Net investment income (loss)..........................        (403,798)          (286,147)          111,240
                                                                ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       3,040,408          2,198,168        20,228,399
  Cost of investments sold..................................      (2,679,437)        (1,901,323)      (14,928,020)
                                                                ------------       ------------      ------------
      Net realized gain (loss) on investments...............         360,971            296,845         5,300,379
  Realized gain distribution received.......................              --                 --         2,222,995
  Change in unrealized appreciation (depreciation) on
    investments.............................................       4,466,761          3,551,592         8,521,819
                                                                ------------       ------------      ------------
      Net gain (loss) on investments........................       4,827,732          3,848,437        16,045,193
                                                                ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  4,423,934       $  3,562,290      $ 16,156,433
                                                                ============       ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN                                                                NEUBERGER
                        JANUS ASPEN         SERIES                                                                  BERMAN AMT
    FIDELITY(R) VIP       SERIES           WORLDWIDE                                                                  MID-CAP
        EQUITY-         BALANCED--         GROWTH--       MFS(R) INVESTORS   MFS(R) RESEARCH   MFS(R) UTILITIES       GROWTH
       INCOME--        INSTITUTIONAL     INSTITUTIONAL     TRUST SERIES--       SERIES--           SERIES--         PORTFOLIO--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS      INITIAL CLASS     INITIAL CLASS         CLASS I
    -----------------------------------------------------------------------------------------------------------------------------
     $      87,304     $   6,169,818     $     808,838     $     215,060      $     214,752     $      58,482      $          --
        (1,500,053)       (2,870,104)       (1,223,875)         (168,209)          (201,851)          (42,300)           (51,046)
          (142,375)         (298,000)         (138,370)          (15,353)           (19,637)           (1,894)            (3,033)
     -------------     -------------     -------------     -------------      -------------     -------------      -------------
        (1,555,124)        3,001,714          (553,407)           31,498             (6,736)           14,288            (54,079)
     -------------     -------------     -------------     -------------      -------------     -------------      -------------
        23,952,646        58,990,600        25,417,844         3,810,666          5,467,267           817,194            851,212
       (20,620,988)      (51,932,799)      (33,960,736)       (3,284,572)        (4,653,239)         (481,461)          (506,171)
     -------------     -------------     -------------     -------------      -------------     -------------      -------------
         3,331,658         7,057,801        (8,542,892)          526,094            814,028           335,733            345,041
           349,213                --                --           218,127                 --           423,905                 --
        15,500,267        14,489,915        31,666,492           906,955          1,942,522           194,512            772,575
     -------------     -------------     -------------     -------------      -------------     -------------      -------------
        19,181,138        21,547,716        23,123,600         1,651,176          2,756,550           954,150          1,117,616
     -------------     -------------     -------------     -------------      -------------     -------------      -------------
     $  17,626,014     $  24,549,430     $  22,570,193     $   1,682,674      $   2,749,814     $     968,438      $   1,063,537
     =============     =============     =============     =============      =============     =============      =============

                        VAN KAMPEN
                       UIF EMERGING
        VAN ECK           MARKETS
       WORLDWIDE         EQUITY--
      HARD ASSETS         CLASS I
    ---------------------------------
     $     371,973     $          --
        (2,164,193)         (679,220)
          (136,700)          (63,787)
     -------------     -------------
        (1,928,920)         (743,007)
     -------------     -------------
        12,523,531        15,828,186
        (6,437,136)       (6,395,065)
     -------------     -------------
         6,086,395         9,433,121
        36,287,961                --
        22,703,498         7,263,046
     -------------     -------------
        65,077,854        16,696,167
     -------------     -------------
     $  63,148,934     $  15,953,160
     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $         --
  Mortality and expense risk charges........................       (952,404)         (619,887)         (387,856)
  Administrative charges....................................        (60,367)          (36,841)          (20,706)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     (1,012,771)         (656,728)         (408,562)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,125,227         4,657,831         4,502,243
  Cost of investments sold..................................     (9,838,857)       (4,682,163)       (3,606,832)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,286,370           (24,332)          895,411
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation)
    on investments..........................................      3,524,613           665,874         4,691,958
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      4,810,983           641,542         5,587,369
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  3,798,212      $    (15,186)     $  5,178,807
                                                               ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $         --
  Mortality and expense risk charges........................     (3,276,292)         (328,902)         (262,656)
  Administrative charges....................................       (180,888)          (18,843)          (13,860)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     (3,457,180)         (347,745)         (276,516)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     10,193,424         1,469,461         2,138,062
  Cost of investments sold..................................     (9,246,439)       (1,073,982)       (1,603,903)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        946,985           395,479           534,159
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation)
    on investments..........................................     10,053,799         3,708,223         2,146,041
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................     11,000,784         4,103,702         2,680,200
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  7,543,604      $  3,755,957      $  2,403,684
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $         --      $         --      $  5,918,872      $         --      $         --
         (411,326)         (429,008)         (746,090)         (187,073)       (1,346,153)         (413,229)         (364,549)
          (24,410)          (26,759)          (42,678)          (10,901)          (80,940)          (24,958)          (28,901)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
         (435,736)         (455,767)         (788,768)         (197,974)        4,491,779          (438,187)         (393,450)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        2,315,934         4,147,638         4,887,273         2,099,542        36,020,574         3,405,183         3,046,089
       (1,663,431)       (3,821,982)       (3,991,249)       (1,458,309)      (36,133,637)       (3,404,453)       (2,686,972)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          652,503           325,656           896,024           641,233          (113,063)              730           359,117
               --                --                --                --                --                --                --
        3,445,505         2,206,649         7,999,365         3,836,529          (292,837)          289,341         4,273,129
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        4,098,008         2,532,305         8,895,389         4,477,762          (405,900)          290,071         4,632,246
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,662,272      $  2,076,538      $  8,106,621      $  4,279,788      $  4,085,879      $   (148,116)     $  4,238,796
     ============      ============      ============      ============      ============      ============      ============

                                                                                                                  MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
       (1,336,549)         (246,101)         (810,138)         (992,319)       (1,203,578)         (812,643)         (925,118)
          (73,001)          (13,579)          (44,893)          (57,325)          (67,535)          (54,095)          (60,764)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
       (1,409,550)         (259,680)         (855,031)       (1,049,644)       (1,271,113)         (866,738)         (985,882)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        5,153,347         2,914,935         6,286,095         8,266,956         6,021,197         7,790,263         3,881,202
       (3,238,981)       (2,563,271)       (4,326,159)       (5,258,155)       (4,343,863)       (7,066,245)       (3,491,147)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        1,914,366           351,664         1,959,936         3,008,801         1,677,334           724,018           390,055
               --                --                --                --                --                --                --
        9,383,483         3,054,168        10,312,754        17,287,403        14,275,245         5,810,088         9,138,939
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
       11,297,849         3,405,832        12,272,690        20,296,204        15,952,579         6,534,106         9,528,994
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  9,888,299      $  3,146,152      $ 11,417,659      $ 19,246,560      $ 14,681,466      $  5,667,368      $  8,543,112
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP        MAINSTAY VP
                                                                  INDEX--          GROWTH--       TOTAL RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $          --
  Mortality and expense risk charges........................      (1,682,922)         (514,833)         (350,709)
  Administrative charges....................................         (99,676)          (32,408)          (18,464)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (1,782,598)         (547,241)         (369,173)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      11,842,114         5,039,361         3,298,936
  Cost of investments sold..................................      (8,544,380)       (4,155,694)       (2,726,465)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       3,297,734           883,667           572,471
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      11,823,667         3,290,875         2,430,536
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................      15,121,401         4,174,542         3,003,007
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  13,338,803     $   3,627,301     $   2,633,834
                                                               =============     =============     =============

                                                                                  JANUS ASPEN
                                                                JANUS ASPEN         SERIES            MFS(R)
                                                                  SERIES           WORLDWIDE         INVESTORS
                                                                BALANCED--         GROWTH--       TRUST SERIES--
                                                              SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   1,410,481     $     119,598     $      42,105
  Mortality and expense risk charges........................        (762,698)         (241,315)          (50,818)
  Administrative charges....................................         (47,221)          (15,684)           (3,241)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................         600,562          (137,401)          (11,954)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       4,813,959         1,830,921           443,463
  Cost of investments sold..................................      (3,782,952)       (1,384,863)         (357,869)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       1,031,007           446,058            85,594
  Realized gain distribution received.......................              --                --            61,124
  Change in unrealized appreciation (depreciation) on
    investments.............................................       3,938,900         3,550,097           320,971
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       4,969,907         3,996,155           467,689
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   5,570,469     $   3,858,754     $     455,735
                                                               =============     =============     =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                         COLUMBIA SMALL
                       ALGER AMERICAN       CAP VALUE        DREYFUS IP                        FIDELITY(R) VIP
      MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $          --     $          --      $          --     $          --     $      85,695     $      61,584     $     546,624
          (770,594)         (442,194)          (386,343)         (183,203)       (2,040,312)       (1,229,456)       (1,419,037)
           (41,026)          (27,430)           (24,838)          (12,709)         (127,247)          (72,103)          (97,620)
     -------------     -------------      -------------     -------------     -------------     -------------     -------------
          (811,620)         (469,624)          (411,181)         (195,912)       (2,081,864)       (1,239,975)         (970,033)
     -------------     -------------      -------------     -------------     -------------     -------------     -------------
         3,820,924         3,195,137          5,795,293         2,327,820         5,687,410         5,595,449        13,376,905
        (2,733,769)       (1,950,699)        (4,476,266)       (2,086,301)       (3,936,968)       (4,645,142)      (10,097,994)
     -------------     -------------      -------------     -------------     -------------     -------------     -------------
         1,087,155         1,244,438          1,319,027           241,519         1,750,442           950,307         3,278,911
                --                --                 --                --         3,427,810           246,339        18,545,789
         6,782,119         6,098,203          2,278,362         1,542,309        19,131,590        12,662,156         1,117,668
     -------------     -------------      -------------     -------------     -------------     -------------     -------------
         7,869,274         7,342,641          3,597,389         1,783,828        24,309,842        13,858,802        22,942,368
     -------------     -------------      -------------     -------------     -------------     -------------     -------------
     $   7,057,654     $   6,873,017      $   3,186,208     $   1,587,916     $  22,227,978     $  12,618,827     $  21,972,335
     =============     =============      =============     =============     =============     =============     =============

                                            NEUBERGER
                                           BERMAN AMT                          VAN KAMPEN
        MFS(R)                               MID-CAP                          UIF EMERGING       VICTORY VIF
       RESEARCH       MFS(R) UTILITIES       GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
       SERIES--           SERIES--         PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
     SERVICE CLASS     SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------------------------
     $      46,712     $   3,258,484      $          --     $   1,428,861     $          --     $      92,641
           (67,995)       (2,743,389)          (163,379)       (1,528,881)         (716,127)         (166,612)
            (4,176)         (175,362)           (11,074)          (91,172)          (41,068)          (12,443)
     -------------     -------------      -------------     -------------     -------------     -------------
           (25,459)          339,733           (174,453)         (191,192)         (757,195)          (86,414)
     -------------     -------------      -------------     -------------     -------------     -------------
           922,066         8,866,873          2,293,751         5,072,773         8,603,924         2,551,074
          (668,193)       (5,511,784)        (1,549,975)       (3,997,158)       (4,305,588)       (2,016,319)
     -------------     -------------      -------------     -------------     -------------     -------------
           253,873         3,355,089            743,776         1,075,615         4,298,336           534,755
                --        27,977,178                 --         2,045,553                --                --
           581,862        30,612,826          2,683,133        11,605,700        12,086,761         1,315,249
     -------------     -------------      -------------     -------------     -------------     -------------
           835,735        61,945,093          3,426,909        14,726,868        16,385,097         1,850,004
     -------------     -------------      -------------     -------------     -------------     -------------
     $     810,276     $  62,284,826      $   3,252,456     $  14,535,676     $  15,627,902     $   1,763,590
     =============     =============      =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                     CAPITAL
                                                                 BOND--                    APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,179,224)  $   (682,652)  $ (1,735,337)  $ (3,015,987)
    Net realized gain (loss) on investments..........       438,715     (1,365,211)   (11,973,777)   (32,659,654)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,121,064      7,102,741     38,347,421     43,382,590
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       380,555      5,054,878     24,638,307      7,706,949
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,039,184      2,166,558      2,012,925      3,825,120
    Policyowners' surrenders.........................   (11,466,768)   (24,507,994)   (19,639,799)   (40,922,531)
    Policyowners' annuity and death benefits.........    (1,014,138)    (2,531,388)    (1,353,521)    (2,758,667)
    Net transfers from (to) Fixed Account............       286,945       (531,709)      (101,048)    (1,149,523)
    Transfers between Investment Divisions...........    (1,271,053)   (14,980,138)   (13,622,328)   (27,100,213)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (12,425,830)   (40,384,671)   (32,703,771)   (68,105,814)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (902)       (21,569)       (87,748)       (69,567)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (12,046,177)   (35,351,362)    (8,153,212)   (60,468,432)
NET ASSETS:
    Beginning of period..............................   169,726,422    205,077,784    251,763,481    312,231,913
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $157,680,245   $169,726,422   $243,610,269   $251,763,481
                                                       ============   ============   ============   ============


                                                               MainStay VP
                                                               Developing                    MainStay VP
                                                                Growth--                    Government--
                                                              Initial Class                 Initial Class
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (172,717)  $   (354,988)  $   (858,061)  $   (715,450)
    Net realized gain (loss) on investments..........     1,280,049      2,239,002       (345,083)    (2,181,312)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     2,878,897        222,817      1,217,486      6,084,361
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,986,229      2,106,831         14,342      3,187,599
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       128,349        380,617        692,902      2,082,774
    Policyowners' surrenders.........................    (1,497,262)    (2,925,439)    (9,218,106)   (20,452,185)
    Policyowners' annuity and death benefits.........      (110,923)      (237,966)      (954,043)    (2,139,630)
    Net transfers from (to) Fixed Account............        49,077        263,318         96,671       (591,559)
    Transfers between Investment Divisions...........       241,087        384,823     (3,357,207)   (13,147,581)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (1,189,672)    (2,134,647)   (12,739,783)   (34,248,181)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (13,927)       (14,130)           418        (14,612)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     2,782,630        (41,946)   (12,725,023)   (31,075,194)
NET ASSETS:
    Beginning of period..............................    22,650,519     22,692,465    125,435,971    156,511,165
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 25,433,149   $ 22,650,519   $112,710,948   $125,435,971
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                             MainStay VP
             MainStay VP                       Common                        MainStay VP
                Cash                           Stock--                      Convertible--
             Management                     Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------
        2007            2006            2007            2006            2007            2006
    ---------------------------------------------------------------------------------------------
    $   3,033,994   $   5,564,334   $  (1,789,201)  $  (2,336,613)  $  (1,236,283)  $   1,502,491
             (488)          1,044      (2,441,912)     (9,934,908)      3,722,927       2,539,336
               --              --              --       5,619,463              --              --
            1,213          (6,356)     21,044,209      42,949,647      11,365,892      11,573,635
    -------------   -------------   -------------   -------------   -------------   -------------
        3,034,719       5,559,022      16,813,096      36,297,589      13,852,536      15,615,462
    -------------   -------------   -------------   -------------   -------------   -------------
       23,059,094      56,290,986       1,541,113       3,083,366       1,432,816       2,235,570
      (29,824,586)    (51,067,960)    (19,681,082)    (34,862,812)    (12,490,123)    (21,401,208)
         (671,668)     (3,192,541)     (1,008,187)     (2,871,502)       (931,033)     (2,302,295)
        2,555,593       2,262,779          81,369        (559,026)         95,267           5,101
       19,177,641      (3,577,870)     (6,973,222)    (16,923,955)     (4,557,502)     (9,806,519)
    -------------   -------------   -------------   -------------   -------------   -------------
       14,296,074         715,394     (26,040,009)    (52,133,929)    (16,450,575)    (31,269,351)
    -------------   -------------   -------------   -------------   -------------   -------------
          (13,078)        (23,952)        (56,492)       (156,293)        (48,931)        (82,988)
    -------------   -------------   -------------   -------------   -------------   -------------
       17,317,715       6,250,464      (9,283,405)    (15,992,633)     (2,646,970)    (15,736,877)
      184,390,355     178,139,891     259,055,424     275,048,057     176,011,025     191,747,902
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 201,708,070   $ 184,390,355   $ 249,772,019   $ 259,055,424   $ 173,364,055   $ 176,011,025
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
              CORPORATE                      ICAP SELECT                      INCOME &
               BOND--                         EQUITY--                        GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2007            2006            2007            2006            2007            2006
    ---------------------------------------------------------------------------------------------
    $  (4,313,934)  $   2,501,914   $    (414,063)  $    (582,622)  $    (350,087)  $    (439,760)
       13,627,644      18,400,196       1,318,375       1,485,053       1,342,380         946,670
               --              --              --         247,412              --         619,433
        2,908,168      41,272,637       4,024,477       6,941,743       2,408,950       5,999,043
    -------------   -------------   -------------   -------------   -------------   -------------
       12,221,878      62,174,747       4,928,789       8,091,586       3,401,243       7,125,386
    -------------   -------------   -------------   -------------   -------------   -------------
        3,880,628       7,629,262         702,470         440,015         339,577         663,555
      (43,597,497)    (91,830,310)     (4,818,523)     (5,721,299)     (4,120,373)     (7,822,856)
       (4,219,340)     (9,843,350)       (263,655)       (311,173)       (242,711)       (604,847)
        2,296,561      (2,889,893)        890,069         308,783         109,675         (38,762)
       (7,779,422)    (26,584,980)      5,861,122       2,037,204      (1,155,031)     (3,066,111)
    -------------   -------------   -------------   -------------   -------------   -------------
      (49,419,070)   (123,519,271)      2,371,483      (3,246,470)     (5,068,863)    (10,869,021)
    -------------   -------------   -------------   -------------   -------------   -------------
          (46,298)       (194,282)        (15,151)        (34,781)        (13,156)        (33,609)
    -------------   -------------   -------------   -------------   -------------   -------------
      (37,243,490)    (61,538,806)      7,285,121       4,810,335      (1,680,776)     (3,777,244)
      617,779,957     679,318,763      53,690,899      48,880,564      49,835,279      53,612,523
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 580,536,467   $ 617,779,957   $  60,976,020   $  53,690,899   $  48,154,503   $  49,835,279
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                              INTERNATIONAL                   LARGE CAP
                                                                EQUITY--                      GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (998,806)  $ (1,221,490)  $   (490,670)  $   (973,088)
    Net realized gain (loss) on investments..........     4,804,507      5,158,358     (2,108,172)    (6,315,781)
    Realized gain distribution received..............            --      1,219,221             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     4,165,685     23,073,278      9,121,697     11,268,863
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     7,971,386     28,229,367      6,522,855      3,979,994
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,002,894      2,122,143        477,272      1,067,417
    Policyowners' surrenders.........................   (10,612,063)   (14,172,432)    (6,514,216)    (9,375,091)
    Policyowners' annuity and death benefits.........      (372,670)      (638,956)      (338,693)      (823,169)
    Net transfers from (to) Fixed Account............     1,558,820      2,835,081        182,949        131,430
    Transfers between Investment Divisions...........     8,020,569     21,957,951     (2,121,740)    (2,495,014)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       597,550     12,103,787     (8,314,428)   (11,494,427)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,400)      (103,659)       (22,940)       (25,770)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     8,538,536     40,229,495     (1,814,513)    (7,540,203)
NET ASSETS:
    Beginning of period..............................   132,693,828     92,464,333     70,577,553     78,117,756
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $141,232,364   $132,693,828   $ 68,763,040   $ 70,577,553
                                                       ============   ============   ============   ============


                                                               MAINSTAY VP
                                                                SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                   TOTAL RETURN--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (382,026)  $   (885,145)  $ (1,227,746)  $ (1,599,828)
    Net realized gain (loss) on investments..........     2,876,751      5,010,907     (1,736,660)    (4,420,293)
    Realized gain distribution received..............            --            470             --      2,313,894
    Change in unrealized appreciation (depreciation)
      on investments.................................       237,997     (1,281,993)    12,892,994     18,097,855
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,732,722      2,844,239      9,928,588     14,391,628
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       392,383        805,777      1,087,070      1,856,258
    Policyowners' surrenders.........................    (2,988,565)    (5,585,275)   (13,198,534)   (27,502,397)
    Policyowners' annuity and death benefits.........       (62,219)      (312,181)    (1,555,480)    (2,870,245)
    Net transfers from (to) Fixed Account............        31,017        351,179       (308,167)    (1,072,389)
    Transfers between Investment Divisions...........    (4,023,752)    (5,385,730)    (5,408,998)   (10,449,194)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (6,651,136)   (10,126,230)   (19,384,109)   (40,037,967)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (6,130)       (25,682)       (33,840)       (67,627)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (3,924,544)    (7,307,673)    (9,489,361)   (25,713,966)
NET ASSETS:
    Beginning of period..............................    55,427,011     62,734,684    179,199,366    204,913,332
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 51,502,467   $ 55,427,011   $169,710,005   $179,199,366
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MID CAP                         MID CAP                         MID CAP                         S&P 500
               CORE--                         GROWTH--                         VALUE--                         INDEX--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2007            2006            2007            2006            2007            2006            2007            2006
    -----------------------------------------------------------------------------------------------------------------------------
    $    (574,235)  $  (1,115,950)  $    (707,265)  $  (1,537,097)  $  (1,094,378)  $  (2,058,300)  $  (3,607,681)  $  (4,949,545)
        3,291,380       6,018,792       5,811,791      11,519,916       4,362,904       7,400,093       8,093,986      (1,387,758)
               --         462,342              --       1,704,195              --       1,872,551              --              --
        5,714,673       4,056,097       8,978,184      (4,530,302)     10,573,639      10,392,341      25,522,609      74,394,465
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        8,431,818       9,421,281      14,082,710       7,156,712      13,842,165      17,606,685      30,008,914      68,057,162
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          742,500       1,451,082         806,579       2,106,219       1,254,875       2,250,550       3,420,429       5,840,199
       (4,789,156)     (7,239,832)     (5,599,991)     (9,301,396)     (8,918,237)    (13,530,262)    (37,991,225)    (72,651,750)
         (148,041)       (400,234)       (129,763)       (361,105)       (533,738)     (1,152,722)     (3,360,404)     (4,832,596)
          215,120         237,021          (2,402)        756,785         364,144         182,145         (36,194)       (409,590)
          775,379      (2,404,775)     (4,077,821)     (7,455,869)     (1,910,797)    (11,591,327)    (16,411,232)    (34,689,175)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (3,204,198)     (8,356,738)     (9,003,398)    (14,255,366)     (9,743,753)    (23,841,616)    (54,378,626)   (106,742,912)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (27,232)        (43,435)        (47,613)        (55,176)        (43,233)        (74,034)       (111,989)       (289,939)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,200,388       1,021,108       5,031,699      (7,153,830)      4,055,179      (6,308,965)    (24,481,701)    (38,975,689)
       76,077,927      75,056,819      96,437,824     103,591,654     147,891,038     154,200,003     520,423,293     559,398,982
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  81,278,315   $  76,077,927   $ 101,469,523   $  96,437,824   $ 151,946,217   $ 147,891,038   $ 495,941,592   $ 520,423,293
    =============   =============   =============   =============   =============   =============   =============   =============


                                           ALGER AMERICAN                                                    DREYFUS IP
             MAINSTAY VP                        SMALL                        CVS CALVERT                     TECHNOLOGY
               VALUE--                    CAPITALIZATION--                 SOCIAL BALANCED                    GROWTH--
            INITIAL CLASS                  CLASS O SHARES                     PORTFOLIO                    INITIAL SHARES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2007            2006            2007            2006            2007            2006            2007            2006
    -----------------------------------------------------------------------------------------------------------------------------
    $  (1,701,285)  $  (2,566,657)  $    (616,097)  $  (1,260,214)  $    (326,501)  $     334,430   $    (137,011)  $    (300,966)
        6,732,798       9,710,921       5,324,963       6,492,887         394,126          85,525         392,671         510,470
               --       3,543,991              --              --              --         780,850              --              --
       11,360,985      27,277,908       5,103,636       8,879,796       1,128,840       1,955,807         921,498         233,104
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       16,392,498      37,966,163       9,812,502      14,112,469       1,196,465       3,156,612       1,177,158         442,608
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,475,875       2,834,822         732,664       1,372,780       1,136,513       2,228,745         127,443         324,319
      (16,555,639)    (28,296,184)     (7,732,366)    (11,531,535)     (2,801,142)     (5,273,433)     (1,431,092)     (1,727,953)
       (1,017,570)     (2,358,854)       (333,316)       (562,288)       (216,358)       (595,532)        (29,711)       (189,934)
          558,258         277,263         165,775         (84,946)         99,046         310,752          15,996          73,639
       (5,892,859)     (7,372,943)     (2,651,504)        991,080        (915,823)     (2,359,199)       (871,975)       (911,254)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (21,431,935)    (34,915,896)     (9,818,747)     (9,814,909)     (2,697,764)     (5,688,667)     (2,189,339)     (2,431,183)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (55,526)       (152,416)        (32,462)        (72,822)         (4,412)        (15,172)         (4,393)         (2,872)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (5,094,963)      2,897,851         (38,707)      4,224,738      (1,505,711)     (2,547,227)     (1,016,574)     (1,991,447)
      242,053,303     239,155,452      86,562,547      82,337,809      45,198,406      47,745,633      19,307,223      21,298,670
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 236,958,340   $ 242,053,303   $  86,523,840   $  86,562,547   $  43,692,695   $  45,198,406   $  18,290,649   $  19,307,223
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                             FIDELITY(R) VIP               FIDELITY(R) VIP
                                                             CONTRAFUND(R)--               EQUITY-INCOME--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (2,781,167)  $   (690,648)  $ (1,555,124)  $  4,231,068
    Net realized gain (loss) on investments..........     9,170,239     15,962,482      3,331,658      4,629,077
    Realized gain distribution received..............     5,172,069     33,477,999        349,213     26,843,148
    Change in unrealized appreciation (depreciation)
      on investments.................................    21,049,552     (8,359,197)    15,500,267      2,109,866
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    32,610,693     40,390,636     17,626,014     37,813,159
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,729,117      5,102,723      1,570,710      2,818,895
    Policyowners' surrenders.........................   (31,445,519)   (57,161,546)   (18,392,422)   (29,526,726)
    Policyowners' annuity and death benefits.........    (1,507,780)    (3,457,535)    (1,069,875)    (2,296,191)
    Net transfers from (to) Fixed Account............     1,330,527        589,938        268,465        523,630
    Transfers between Investment Divisions...........    (6,209,860)     2,102,560     (2,213,182)     1,270,236
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (35,103,515)   (52,823,860)   (19,836,304)   (27,210,156)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (115,804)      (228,658)       (58,807)      (155,838)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (2,608,626)   (12,661,882)    (2,269,097)    10,447,165
NET ASSETS:
    Beginning of period..............................   413,439,794    426,101,676    232,336,960    221,889,795
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $410,831,168   $413,439,794   $230,067,863   $232,336,960
                                                       ============   ============   ============   ============

                                                                                              NEUBERGER
                                                                                               BERMAN
                                                                                                 AMT
                                                            MFS(R) UTILITIES                   MID-CAP
                                                                SERIES--                 GROWTH PORTFOLIO--
                                                              INITIAL CLASS                    CLASS I
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     14,288   $     20,713   $    (54,079)  $   (110,901)
    Net realized gain (loss) on investments..........       335,733        847,961        345,041        645,238
    Realized gain distribution received..............       423,905        175,515             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       194,512        237,582        772,575        330,992
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       968,438      1,281,771      1,063,537        865,329
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        30,858          1,899          1,458          5,866
    Policyowners' surrenders.........................      (308,780)    (1,582,712)      (437,362)    (1,011,372)
    Policyowners' annuity and death benefits.........       (11,755)      (483,976)        (1,720)       (36,806)
    Net transfers from (to) Fixed Account............       187,093        125,892        (75,053)        66,658
    Transfers between Investment Divisions...........       330,028        756,012       (135,648)       188,565
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       227,444     (1,182,885)      (649,325)      (787,089)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (3,056)        (5,189)        (3,853)        (4,550)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     1,192,826         93,697        410,359         73,690
NET ASSETS:
    Beginning of period..............................     5,333,049      5,239,352      7,090,838      7,017,148
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $  6,525,875   $  5,333,049   $  7,501,197   $  7,090,838
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
            JANUS ASPEN                     SERIES
              SERIES                       WORLDWIDE
            BALANCED--                     GROWTH--                  MFS(R) INVESTORS               MFS(R) RESEARCH
           INSTITUTIONAL                 INSTITUTIONAL                TRUST SERIES--                   SERIES--
              SHARES                        SHARES                     INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $  3,001,714   $  3,151,139   $   (553,407)  $    590,296   $     31,498   $   (259,968)  $     (6,736)  $   (315,812)
       7,057,801     (2,299,131)    (8,542,892)   (29,527,316)       526,094        606,562        814,028     (1,388,474)
              --             --             --             --        218,127             --             --             --
      14,489,915     41,527,623     31,666,492     58,554,272        906,955      2,546,852      1,942,522      4,555,948
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      24,549,430     42,379,631     22,570,193     29,617,252      1,682,674      2,893,446      2,749,814      2,851,662
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,694,230      5,096,511      1,481,408      2,817,608        155,267        200,003        155,743        380,110
     (39,559,515)   (73,920,593)   (16,649,435)   (27,803,296)    (2,399,656)    (3,835,750)    (3,621,795)    (5,614,158)
      (2,722,460)    (5,763,708)      (792,596)    (2,190,079)      (189,178)      (304,878)      (113,057)      (482,057)
        (288,406)    (2,126,158)       (12,989)      (739,329)        41,700       (112,888)       (16,883)      (146,081)
     (14,462,661)   (29,652,744)    (7,060,380)   (16,652,694)      (899,651)    (1,222,880)    (1,412,012)    (2,520,433)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (54,338,812)  (106,366,692)   (23,033,992)   (44,567,790)    (3,291,518)    (5,276,393)    (5,008,004)    (8,382,619)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (90,020)      (183,292)       (74,920)      (103,321)        (6,524)       (13,428)       (10,232)       (15,307)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (29,879,402)   (64,170,353)      (538,719)   (15,053,859)    (1,615,368)    (2,396,375)    (2,268,422)    (5,546,264)
     462,105,092    526,275,445    195,487,700    210,541,559     26,498,718     28,895,093     32,143,476     37,689,740
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $432,225,690   $462,105,092   $194,948,981   $195,487,700   $ 24,883,350   $ 26,498,718   $ 29,875,054   $ 32,143,476
    ============   ============   ============   ============   ============   ============   ============   ============


               ROYCE                         ROYCE
             MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
            PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
         INVESTMENT CLASS              INVESTMENT CLASS                  PORTFOLIO                    HARD ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (403,798)  $   (344,780)  $   (286,147)  $   (344,227)  $    111,240   $    230,031   $ (1,928,920)  $ (3,411,433)
         360,971        619,140        296,845        357,136      5,300,379      6,562,008      6,086,395     17,997,032
              --      2,293,030             --      1,458,436      2,222,995      6,080,316     36,287,961     11,038,682
       4,466,761      1,160,369      3,551,592      1,472,000      8,521,819     22,402,397     22,703,498     15,948,298
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,423,934      3,727,759      3,562,290      2,943,345     16,156,433     35,274,752     63,148,934     41,572,579
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,294,393     13,752,857      5,488,976      9,433,698      1,439,583      2,942,663     25,037,949     45,305,490
      (1,953,894)    (1,785,039)    (1,433,573)    (1,347,053)   (17,421,691)   (26,427,308)   (15,442,052)   (18,994,755)
         (96,894)      (108,582)       (99,749)       (23,044)      (625,653)    (1,738,727)      (520,057)    (1,326,464)
       1,637,662      3,098,071        912,138      2,203,680      1,097,966        412,096      6,027,343     10,533,615
       4,045,136     20,158,763      2,341,487      7,144,269       (974,469)    (3,999,472)    12,258,376     20,382,561
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,926,403     35,116,070      7,209,279     17,411,550    (16,484,264)   (28,810,748)    27,361,559     55,900,447
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (14,453)       (15,192)       (10,811)       (13,344)       (55,568)      (145,828)      (195,317)      (272,430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,335,884     38,828,637     10,760,758     20,341,551       (383,399)     6,318,176     90,315,176     97,200,596
      45,525,337      6,696,700     33,150,170     12,808,619    227,188,980    220,870,804    267,139,092    169,938,496
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 62,861,221   $ 45,525,337   $ 43,910,928   $ 33,150,170   $226,805,581   $227,188,980   $357,454,268   $267,139,092
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                               Van Kampen
                                                              UIF Emerging
                                                                 Markets
                                                                Equity--
                                                                 Class I
                                                       ---------------------------
                                                           2007           2006
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (743,007)  $   (621,095)
    Net realized gain (loss) on investments..........     9,433,121      8,246,949
    Realized gain distribution received..............            --      2,066,509
    Change in unrealized appreciation (depreciation)
      on investments.................................     7,263,046     16,621,929
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,953,160     26,314,292
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       867,600      1,520,862
    Policyowners' surrenders.........................    (6,643,304)    (9,383,416)
    Policyowners' annuity and death benefits.........      (388,735)      (709,409)
    Net transfers from (to) Fixed Account............       549,420      1,281,889
    Transfers between Investment Divisions...........    (4,128,574)    11,143,036
                                                       ------------   ------------
      Net contributions and (withdrawals)............    (9,743,593)     3,852,962
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (52,720)      (119,125)
                                                       ------------   ------------
        Increase (decrease) in net assets............     6,156,847     30,048,129
NET ASSETS:
    Beginning of period..............................   104,728,987     74,680,858
                                                       ------------   ------------
    End of period....................................  $110,885,834   $104,728,987
                                                       ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,012,771)  $    552,425   $   (656,728)  $   (414,766)
    Net realized gain (loss) on investments..........     1,286,370        797,368        (24,332)      (554,403)
    Realized gain distribution received..............            --      1,219,241             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     3,524,613      6,821,032        665,874      3,143,125
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,798,212      9,390,066        (15,186)     2,173,956
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    10,053,920     25,909,903      6,482,978     10,325,557
    Policyowners' surrenders.........................    (4,808,468)    (6,895,338)    (2,625,325)    (3,837,667)
    Policyowners' annuity and death benefits.........      (599,710)    (1,039,602)      (322,906)      (736,221)
    Net transfers from (to) Fixed Account............     3,362,913      9,476,758        886,841      2,691,610
    Transfers between Investment Divisions...........     4,699,613     10,301,544        969,554     (3,436,146)
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (5,801,973)            --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     6,906,295     37,753,265      5,391,142      5,007,133
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (15,567)       (39,876)          (133)        (9,920)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    10,688,940     47,103,455      5,375,823      7,171,169
NET ASSETS:
    Beginning of period..............................   129,084,188     81,980,733     83,526,342     76,355,173
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $139,773,128   $129,084,188   $ 88,902,165   $ 83,526,342
                                                       ============   ============   ============   ============


                                                               MAINSTAY VP                   MAINSTAY VP
                                                               DEVELOPING                     FLOATING
                                                                GROWTH--                       RATE--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (197,974)  $   (348,495)  $  4,491,779   $  6,162,646
    Net realized gain (loss) on investments..........       641,233      1,026,349       (113,063)      (182,418)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     3,836,529      1,177,261       (292,837)      (382,736)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,279,788      1,855,115      4,085,879      5,597,492
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,773,820      4,257,049     36,609,010     50,245,079
    Policyowners' surrenders.........................      (642,175)    (1,067,399)    (8,676,702)    (9,871,012)
    Policyowners' annuity and death benefits.........       (66,809)       (37,771)      (311,150)    (1,191,036)
    Net transfers from (to) Fixed Account............       218,478        754,557     11,811,029     20,032,230
    Transfers between Investment Divisions...........      (111,665)      (787,263)    18,716,071     37,237,297
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --    (24,153,978)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     1,171,649      3,119,173     33,994,280     96,452,558
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (15,609)       (12,754)       (16,532)       (21,481)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     5,435,828      4,961,534     38,063,627    102,028,569
NET ASSETS:
    Beginning of period..............................    23,318,501     18,356,967    179,900,337     77,871,768
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 28,754,329   $ 23,318,501   $217,963,964   $179,900,337
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              CAPITAL                       COMMON                     CONSERVATIVE                   MAINSTAY VP
          APPRECIATION--                    STOCK--                    ALLOCATION--                  CONVERTIBLE--
           SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007         2006(A)          2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (408,562)  $   (722,188)  $   (435,736)  $   (511,854)  $   (455,767)  $    113,779   $   (788,768)  $    737,747
         895,411      1,150,144        652,503        998,067        325,656         46,388        896,024      1,248,407
              --             --             --      1,172,211             --        128,302             --             --
       4,691,958        943,135      3,445,505      4,804,006      2,206,649      1,829,628      7,999,365      5,484,785
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,178,807      1,371,091      3,662,272      6,462,430      2,076,538      2,118,097      8,106,621      7,470,939
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,637,288      4,975,533      4,583,663      7,572,566     15,042,669     18,135,050      6,229,736     12,963,773
      (1,540,797)    (2,491,590)    (1,392,569)    (1,839,159)    (2,455,500)    (1,884,786)    (2,797,459)    (4,036,802)
        (131,153)       (78,065)      (180,029)      (256,469)      (721,998)            --       (173,677)      (390,603)
         265,639        860,748      1,028,799      1,802,844      3,989,483      3,789,449      1,328,522      3,285,600
      (1,933,931)    (4,640,849)      (506,427)    (1,315,703)    11,195,661     23,648,681     (2,427,094)    (4,214,783)
              --             --             --             --             --        250,000             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,702,954)    (1,374,223)     3,533,437      5,964,079     27,050,315     43,938,394      2,160,028      7,607,185
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (19,884)       (13,262)       (12,977)       (28,804)        (6,713)        (6,681)       (30,115)       (41,532)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,455,969        (16,394)     7,182,732     12,397,705     29,120,140     46,049,810     10,236,534     15,036,592
      51,483,513     51,499,907     53,995,777     41,598,072     46,049,810             --     98,532,065     83,495,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 54,939,482   $ 51,483,513   $ 61,178,509   $ 53,995,777   $ 75,169,950   $ 46,049,810   $108,768,599   $ 98,532,065
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                        MAINSTAY VP
                                          MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
            MAINSTAY VP                     GROWTH                       CORPORATE                    ICAP SELECT
           GOVERNMENT--                  ALLOCATION--                     BOND--                       EQUITY--
           SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007         2006(A)          2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (438,187)  $   (344,108)  $   (393,450)  $    (19,317)  $ (3,457,180)  $  1,387,433   $   (347,745)  $   (381,843)
             730       (254,152)       359,117         54,501        946,985        916,520        395,479        605,951
              --             --             --        245,841             --             --             --        166,550
         289,341      1,805,458      4,273,129      2,577,327     10,053,799     34,558,134      3,708,223      4,149,922
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (148,116)     1,207,198      4,238,796      2,858,352      7,543,604     36,862,087      3,755,957      4,540,580
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,842,691      7,740,527     13,051,921     17,614,373     43,288,381     66,284,851     12,178,271      5,356,611
      (1,616,156)    (2,932,013)    (1,771,575)      (796,144)   (13,026,022)   (19,155,345)    (2,039,226)    (1,585,539)
        (270,652)      (404,183)      (237,218)       (18,541)    (2,010,581)    (3,617,400)       (40,649)       (86,359)
         663,667      1,675,142      2,364,371      2,900,674      9,080,717     14,561,940      1,582,438        931,453
         173,563     (1,185,343)     5,922,524     19,276,853        775,614    (20,869,149)     6,330,749      2,776,380
              --             --             --        250,000             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,793,113      4,894,130     19,330,023     39,227,215     38,108,109     37,204,897     18,011,583      7,392,546
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             420         (5,838)       (13,464)        (9,100)       (32,113)      (122,153)       (11,661)       (19,760)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,645,417      6,095,490     23,555,355     42,076,467     45,619,600     73,944,831     21,755,879     11,913,366
      55,601,552     49,506,062     42,076,467             --    424,062,628    350,117,797     36,069,574     24,156,208
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 59,246,969   $ 55,601,552   $ 65,631,822   $ 42,076,467   $469,682,228   $424,062,628   $ 57,825,453   $ 36,069,574
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                            INCOME & GROWTH--          INTERNATIONAL EQUITY--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (276,516)  $   (325,142)  $ (1,409,550)  $ (1,567,227)
    Net realized gain (loss) on investments..........       534,159        630,507      1,914,366      1,456,284
    Realized gain distribution received..............            --        423,157             --      1,500,691
    Change in unrealized appreciation (depreciation)
      on investments.................................     2,146,041      3,544,747      9,383,483     29,564,850
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,403,684      4,273,269      9,888,299     30,954,598
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,607,215      4,408,891     26,167,858     31,698,184
    Policyowners' surrenders.........................    (1,318,800)    (1,692,254)    (5,548,121)    (4,270,768)
    Policyowners' annuity and death benefits.........      (116,757)      (232,565)      (240,013)      (349,761)
    Net transfers from (to) Fixed Account............       523,386      1,125,491      5,284,771      6,226,099
    Transfers between Investment Divisions...........      (280,031)    (1,264,236)     1,376,677     13,291,985
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     1,415,013      2,345,327     27,041,172     46,595,739
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,832)       (21,036)       (40,104)      (117,133)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     3,808,865      6,597,560     36,889,367     77,433,204
NET ASSETS:
    Beginning of period..............................    33,923,217     27,325,657    162,500,477     85,067,273
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 37,732,082   $ 33,923,217   $199,389,844   $162,500,477
                                                       ============   ============   ============   ============


                                                               MAINSTAY VP                   MAINSTAY VP
                                                                MODERATE                   MODERATE GROWTH
                                                              ALLOCATION--                  ALLOCATION--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2007         2006(A)          2007         2006(A)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (866,738)  $    118,688   $   (985,882)  $    118,365
    Net realized gain (loss) on investments..........       724,018       (351,143)       390,055         51,389
    Realized gain distribution received..............            --        266,344             --        502,977
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,810,088      4,762,167      9,138,939      5,794,903
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,667,368      4,796,056      8,543,112      6,467,634
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    26,614,276     41,647,389     29,881,824     50,139,596
    Policyowners' surrenders.........................    (5,319,716)    (1,874,686)    (3,678,567)    (1,971,966)
    Policyowners' annuity and death benefits.........    (1,013,833)      (203,484)      (127,797)       (19,175)
    Net transfers from (to) Fixed Account............     5,899,776      7,386,608      8,405,993      7,562,636
    Transfers between Investment Divisions...........    13,919,626     41,494,902     13,839,308     41,177,275
    Contribution (withdrawals) of seed money by New
      York Life Insurance and Annuity Corporation....            --        250,000             --        250,000
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    40,100,129     88,700,729     48,320,761     97,138,366
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (18,886)       (16,864)       (28,215)       (20,689)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    45,748,611     93,479,921     56,835,658    103,585,311
NET ASSETS:
    Beginning of period..............................    93,479,921             --    103,585,311             --
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $139,228,532   $ 93,479,921   $160,420,969   $103,585,311
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencements of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


            MainStay VP                   MainStay VP                   MAINSTAY VP                   MAINSTAY VP
             Large Cap                      Mid Cap                       MID CAP                       MID CAP
             Growth--                       Core--                       GROWTH--                       VALUE--
           Service Class                 Service Class                 SERVICE CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (259,680)  $   (390,250)  $   (855,031)  $ (1,399,112)  $ (1,049,644)  $ (1,966,300)  $ (1,271,113)  $ (2,193,115)
         351,664        124,230      1,959,936      2,224,960      3,008,801      6,413,402      1,677,334      2,637,059
              --             --             --        615,075             --      2,268,593             --      1,957,953
       3,054,168      1,560,579     10,312,754      9,255,316     17,287,403      1,174,458     14,275,245     13,614,314
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,146,152      1,294,559     11,417,659     10,696,239     19,246,560      7,890,153     14,681,466     16,016,211
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,496,313      7,395,000     10,987,243     17,675,659      7,126,552     21,100,845     10,532,965     22,028,414
      (1,013,522)    (1,094,378)    (2,898,891)    (3,683,385)    (3,596,253)    (5,533,619)    (4,913,264)    (5,610,930)
         (14,139)       (51,749)      (226,719)      (419,548)      (203,828)      (159,177)      (379,409)      (708,306)
         994,120      1,938,399      1,523,336      3,870,801      1,416,039      4,195,259      2,046,257      5,665,006
        (203,304)     1,399,607       (777,780)    (1,514,190)    (2,272,081)    (9,920,328)    (1,622,447)    (9,908,861)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,259,468      9,586,879      8,607,189     15,929,337      2,470,429      9,682,980      5,664,102     11,465,323
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (11,394)        (8,162)       (38,579)       (50,460)       (68,284)       (64,549)       (47,949)       (68,577)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,394,226     10,873,276     19,986,269     26,575,116     21,648,705     17,508,584     20,297,619     27,412,957
      30,413,522     19,540,246    100,836,919     74,261,803    127,431,706    109,923,122    154,113,907    126,700,950
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 36,807,748   $ 30,413,522   $120,823,188   $100,836,919   $149,080,411   $127,431,706   $174,411,526   $154,113,907
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP
              S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
              INDEX--                      GROWTH--                   TOTAL RETURN--                    VALUE--
           SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,782,598)  $ (2,345,203)  $   (547,241)  $ (1,095,207)  $   (369,173)  $   (500,109)  $   (811,620)  $ (1,067,614)
       3,297,734      3,035,684        883,667      1,789,108        572,471        677,663      1,087,155      1,671,794
              --             --             --            606             --        612,174             --      1,457,508
      11,823,667     25,093,961      3,290,875      2,337,920      2,430,536      2,495,779      6,782,119     10,926,618
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      13,338,803     25,784,442      3,627,301      3,032,427      2,633,834      3,285,507      7,057,654     12,988,306
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      15,072,040     27,700,133      2,549,774      8,422,913      1,718,000      5,251,264      8,469,302     15,694,810
      (7,202,490)    (8,765,610)    (1,655,134)    (2,987,897)    (1,507,480)    (2,038,414)    (2,837,264)    (3,684,517)
        (495,346)      (971,644)      (106,071)      (238,230)       (49,165)      (169,265)      (112,194)      (442,968)
       2,367,476      5,994,400        447,978      2,365,846        424,697        852,594      1,358,336      3,187,148
      (7,377,929)    (9,245,454)    (3,016,377)    (6,929,351)    (1,690,148)    (2,818,218)      (534,886)     1,761,743
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,363,751     14,711,825     (1,779,830)       633,281     (1,104,096)     1,077,961      6,343,294     16,516,216
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (52,604)      (114,686)        (8,580)       (28,742)        (9,767)       (16,673)       (25,239)       (53,784)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      15,649,950     40,381,581      1,838,891      3,636,966      1,519,971      4,346,795     13,375,709     29,450,738
     223,987,747    183,606,166     70,912,451     67,275,485     47,241,635     42,894,840     99,181,228     69,730,490
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,637,697   $223,987,747   $ 72,751,342   $ 70,912,451   $ 48,761,606   $ 47,241,635   $112,556,937   $ 99,181,228
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                                           Columbia Small
                                                          Alger American Small             Cap Value Fund,
                                                            Capitalization--              Variable Series--
                                                             Class S Shares                    Class B
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (469,624)  $   (722,200)  $   (411,181)  $   (431,809)
    Net realized gain (loss) on investments..........     1,244,438      1,325,987      1,319,027        609,248
    Realized gain distribution received..............            --             --             --      1,127,346
    Change in unrealized appreciation (depreciation)
      on investments.................................     6,098,203      6,475,942      2,278,362      4,058,012
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,873,017      7,079,729      3,186,208      5,362,797
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     5,349,725     13,324,211      5,018,620     11,313,493
    Policyowners' surrenders.........................    (1,671,187)    (1,979,801)    (1,676,528)    (1,742,721)
    Policyowners' annuity and death benefits.........       (45,979)      (127,911)       (82,125)      (145,863)
    Net transfers from (to) Fixed Account............       702,073      1,945,607      1,098,435      2,944,505
    Transfers between Investment Divisions...........      (915,571)     3,503,488     (2,322,771)    11,535,862
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     3,419,061     16,665,594      2,035,631     23,905,276
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (23,582)       (36,215)       (11,798)       (22,423)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    10,268,496     23,709,108      5,210,041     29,245,650
NET ASSETS:
    Beginning of period..............................    56,323,579     32,614,471     50,913,539     21,667,889
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 66,592,075   $ 56,323,579   $ 56,123,580   $ 50,913,539
                                                       ============   ============   ============   ============


                                                           Janus Aspen Series            Janus Aspen Series
                                                               Balanced--                Worldwide Growth--
                                                             Service Shares                Service Shares
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    600,562   $    408,114   $   (137,401)  $     33,638
    Net realized gain (loss) on investments..........     1,031,007      1,359,922        446,058        541,515
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     3,938,900      6,159,147      3,550,097      3,803,338
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,570,469      7,927,183      3,858,754      4,378,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     7,304,701     12,474,276      2,665,409      4,029,316
    Policyowners' surrenders.........................    (3,168,705)    (4,644,752)      (846,375)    (1,465,531)
    Policyowners' annuity and death benefits.........      (281,715)    (1,003,348)       (52,701)       (37,272)
    Net transfers from (to) Fixed Account............     1,495,691      3,320,832        295,407        725,425
    Transfers between Investment Divisions...........    (1,806,253)    (2,493,509)      (386,061)    (1,878,136)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     3,543,719      7,653,499      1,675,679      1,373,802
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,777)       (35,549)       (13,502)       (15,735)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     9,092,411     15,545,133      5,520,931      5,736,558
NET ASSETS:
    Beginning of period..............................   101,226,881     85,681,748     31,564,406     25,827,848
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $110,319,292   $101,226,881   $ 37,085,337   $ 31,564,406
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


            DREYFUS IP                                                FIDELITY(R) VIP
            TECHNOLOGY                  FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
             GROWTH--                   CONTRAFUND(R)--                  INCOME--                      MID CAP--
          SERVICE SHARES                SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (195,912)  $   (359,619)  $ (2,081,864)  $ (1,140,040)  $ (1,239,975)  $  1,850,537   $   (970,033)  $ (2,399,217)
         241,519         79,293      1,750,442      2,384,032        950,307      1,123,061      3,278,911      4,625,602
              --             --      3,427,810     20,417,114        246,339     16,129,006     18,545,789     19,509,813
       1,542,309        809,478     19,131,590     (1,151,303)    12,662,156      2,678,510      1,117,668     (4,753,011)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,587,916        529,152     22,227,978     20,509,803     12,618,827     21,781,114     21,972,335     16,983,187
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,742,798      3,637,067     29,260,732     58,964,797     17,726,369     26,658,811     11,921,634     28,484,016
        (801,485)    (1,193,598)    (7,006,660)    (7,856,268)    (5,300,827)    (5,579,781)    (8,767,292)   (11,237,454)
         (96,238)      (145,742)      (413,161)      (750,454)      (299,105)      (614,059)      (296,463)      (717,491)
         305,155        595,626      6,064,390     13,605,907      3,535,169      4,637,573      3,184,953      5,362,456
        (827,128)      (580,164)      (214,948)     4,316,813         30,438      2,315,791     (4,338,030)     2,185,580
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         323,102      2,313,189     27,690,353     68,280,795     15,692,044     27,418,335      1,704,802     24,077,107
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (6,078)        (2,925)       (81,776)      (114,494)       (43,786)       (92,493)       (77,115)       (98,477)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,904,940      2,839,416     49,836,555     88,676,104     28,267,085     49,106,956     23,600,022     40,961,817
      25,004,981     22,165,565    260,596,026    171,919,922    155,320,120    106,213,164    191,458,543    150,496,726
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,909,921   $ 25,004,981   $310,432,581   $260,596,026   $183,587,205   $155,320,120   $215,058,565   $191,458,543
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                       NEUBERGER
                                                                                                      BERMAN AMT
                                                                                                        MID-CAP
         MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES                   GROWTH
          TRUST SERIES--                   SERIES--                      SERIES--                     PORTFOLIO--
           SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (11,954)  $    (83,175)  $    (25,459)  $   (100,375)  $    339,733   $    617,984   $   (174,453)  $   (251,561)
          85,594        290,420        253,873        249,929      3,355,089      6,136,316        743,776      1,048,674
          61,124             --             --             --     27,977,178      8,728,554             --             --
         320,971        386,395        581,862        518,119     30,612,826     48,935,783      2,683,133        948,952
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         455,735        593,640        810,276        667,673     62,284,826     64,418,637      3,252,456      1,746,065
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         418,122        844,305        631,190      1,114,450     45,495,276     52,772,968      2,607,107      3,640,862
        (152,369)      (223,513)      (281,966)      (348,615)   (13,784,738)   (15,919,899)      (757,184)      (979,162)
         (18,280)        (1,072)       (33,494)       (47,413)      (765,640)    (1,624,719)       (51,781)       (16,841)
         106,364        275,137        128,401        245,797     10,363,684     14,140,197        426,294        477,531
         (14,362)      (148,269)      (251,875)      (315,147)    26,406,993     22,639,403      2,984,869      2,130,793
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         339,475        746,588        192,256        649,072     67,715,575     72,007,950      5,209,305      5,253,183
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,828)        (3,115)        (3,137)        (3,681)      (189,489)      (248,739)       (11,255)        (8,648)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         793,382      1,337,113        999,395      1,313,064    129,810,912    136,177,848      8,450,506      6,990,600
       6,783,459      5,446,346      8,834,563      7,521,499    322,555,614    186,377,766     18,409,919     11,419,319
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  7,576,841   $  6,783,459   $  9,833,958   $  8,834,563   $452,366,526   $322,555,614   $ 26,860,425   $ 18,409,919
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                                             Van Kampen
                                                              T. Rowe Price                 UIF Emerging
                                                              Equity Income               Markets Equity--
                                                              Portfolio--II                   Class II
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (191,192)  $   (311,238)  $   (757,195)  $   (511,758)
    Net realized gain (loss) on investments..........     1,075,615        754,483      4,298,336      2,690,634
    Realized gain distribution received..............     2,045,553      5,033,256             --      1,538,638
    Change in unrealized appreciation (depreciation)
      on investments.................................    11,605,700     20,636,799     12,086,761     15,781,405
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    14,535,676     26,113,300     15,627,902     19,498,919
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    20,786,630     31,248,196     13,119,867     22,823,953
    Policyowners' surrenders.........................    (6,725,937)    (6,332,650)    (2,343,156)    (2,795,538)
    Policyowners' annuity and death benefits.........      (510,600)    (1,095,090)       (81,629)       (98,392)
    Net transfers from (to) Fixed Account............     3,515,572      7,573,830      2,290,011      3,750,936
    Transfers between Investment Divisions...........      (319,567)      (317,714)    (5,454,222)     7,114,934
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    16,746,098     31,076,572      7,530,871     30,795,893
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (52,113)      (110,566)       (53,148)       (86,799)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    31,229,661     57,079,306     23,105,625     50,208,013
NET ASSETS:
    Beginning of period..............................   194,544,174    137,464,868     90,541,349     40,333,336
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $225,773,835   $194,544,174   $113,646,974   $ 90,541,349
                                                       ============   ============   ============   ============


                                                               Victory VIF
                                                               Diversified
                                                                 Stock--
                                                             Class A Shares
                                                       ---------------------------
                                                           2007           2006
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (86,414)  $   (239,419)
    Net realized gain (loss) on investments..........       534,755        485,172
    Realized gain distribution received..............            --        585,003
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,315,249      1,433,492
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,763,590      2,264,248
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       981,264      2,851,616
    Policyowners' surrenders.........................      (954,248)    (1,200,065)
    Policyowners' annuity and death benefits.........            --        (29,070)
    Net transfers from (to) Fixed Account............       280,395      1,166,954
    Transfers between Investment Divisions...........      (287,525)     1,509,534
                                                       ------------   ------------
      Net contributions and (withdrawals)............        19,886      4,298,969
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (5,729)        (9,620)
                                                       ------------   ------------
        Increase (decrease) in net assets............     1,777,747      6,553,597
NET ASSETS:
    Beginning of period..............................    22,864,157     16,310,560
                                                       ------------   ------------
    End of period....................................  $ 24,641,904   $ 22,864,157
                                                       ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). All Series include policies formerly known as LifeStages(R) and MainStay. Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP Income & Growth--Initial Class(2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(4)
MainStay VP Income & Growth--Service Class(5)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(6)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
---------------

  (1) Formerly MainStay VP Basic Value--Initial Class

  (2) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth--Initial Class portfolio with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

  (3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

  (4) Formerly MainStay VP Basic Value--Service Class

  (5) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth--Service Class portfolio with and into the MainStay VP ICAP Select Equity--Service Class portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

  (6) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

--------------------------------------------------------------------------------

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

  In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2007, the investments of the Separate Account are as follows:

                                                                     MAINSTAY VP                         MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                     BOND--        APPRECIATION--         CASH             STOCK--
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       11,538             9,075           201,216             9,519
Identified cost................................     $157,899          $239,897          $201,213          $200,479


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        5,036             4,647             6,015            10,031
Identified cost................................     $ 63,105          $ 58,143          $ 66,020          $106,797

  Investment activity for the six months ended June 30, 2007, was as follows:

                                                                     MAINSTAY VP                         MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                     BOND--        APPRECIATION--         CASH             STOCK--
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  2,945          $    845          $ 73,611          $    957
Proceeds from sales............................       16,635            35,500            56,227            29,040


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  1,196          $  2,811          $  2,313          $  2,702
Proceeds from sales............................        9,985             6,627            12,106            12,515

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP
                        MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
         12,517             1,876            10,345            53,823             4,086             3,292             7,134
       $130,271          $ 17,395          $113,288          $491,624          $ 43,344          $ 34,629          $ 99,610


      MAINSTAY VP       MAINSTAY VP                                              ALGER           CVS CALVERT       DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        SOCIAL          TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      BALANCED          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         16,123             4,119             8,524            10,933              2,715            20,887             1,814
       $413,878          $ 39,102          $156,349          $166,141           $ 45,947          $ 38,101          $ 15,817

                                                            MAINSTAY VP
                        MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $    830          $  1,523          $    876          $  7,256          $  6,271          $  1,068          $ 10,889
         18,586             2,899            14,720            61,363             3,918             6,548            10,729


      MAINSTAY VP       MAINSTAY VP                                              ALGER           CVS CALVERT       DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        SOCIAL          TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      BALANCED          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  2,538          $    544          $    499          $  1,615           $  1,225          $  1,522          $    841
         59,771             7,603            21,249            24,950             11,719             4,589             3,180

--------------------------------------------------------------------------------

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Number of shares...............................       12,185             8,133            14,849             5,359
Identified cost................................     $298,834          $184,727          $348,534          $190,865

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Number of shares...............................       10,363             4,860
Identified cost................................     $272,716          $ 59,096

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Purchases......................................     $  8,519          $  2,734          $  7,257          $  1,672
Proceeds from sales............................       41,598            23,953            58,991            25,418


                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Purchases......................................     $ 77,899          $  5,370
Proceeds from sales............................       12,524            15,828

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                             NEUBERGER
        MFS(R)                                                BERMAN             ROYCE             ROYCE
       INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
       SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
          1,090             1,525               205               278             4,000             3,736             8,682
       $ 18,676          $ 22,160          $  5,066          $  4,818          $ 57,030          $ 38,858          $173,243



                                                             NEUBERGER
        MFS(R)                                                BERMAN             ROYCE             ROYCE
       INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
       SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
       $    767          $    436          $  1,483          $    161          $ 15,616          $  9,175          $  7,262
          3,811             5,467               817               851             3,040             2,198            20,228



--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                                   BALANCED--          BOND--        APPRECIATION--        STOCK--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       12,032             6,519             2,058             2,336
Identified cost................................     $128,969          $ 87,871          $ 43,850          $ 48,706


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                   ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                                    EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        3,877             2,596            10,141             2,711
Identified cost................................     $ 48,310          $ 30,360          $156,157          $ 31,310


                                                                                       MAINSTAY VP       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                                   BALANCED--          BOND--        APPRECIATION--        STOCK--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 16,825          $  9,237          $  2,372          $  5,338
Proceeds from sales............................       11,125             4,658             4,502             2,316


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                   ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                                    EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 19,425          $  3,354          $ 31,933          $  5,954
Proceeds from sales............................        1,469             2,138             5,153             2,915

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                  MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP       HIGH YIELD
     CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE
     ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          6,761             7,880             2,144            22,054             5,469             5,443            43,769
       $ 71,217          $ 89,450          $ 21,136          $217,869          $ 58,785          $ 58,906          $436,049

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          6,947             8,926            11,546            12,132            13,479             7,823             5,873
       $ 96,335          $109,023          $141,464          $128,766          $144,919          $188,587          $ 61,696

                                                                                                                  MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP       HIGH YIELD
     CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE
     ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 31,405          $  6,143          $  3,068          $ 73,908          $  6,783          $ 22,824          $ 45,817
          4,148             4,887             2,100            36,021             3,405             3,046            10,193

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 13,963          $  9,578          $ 11,265          $ 48,018          $ 52,442          $ 12,931          $  2,711
          6,286             8,267             6,021             7,790             3,881            11,842             5,039

--------------------------------------------------------------------------------

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Number of shares...............................         2,456             5,218              2,113             2,559
Identified cost................................    $   41,038        $   88,489         $   48,571        $   48,902

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)          AMT MID-CAP
                                                    RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                                    SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Number of shares...............................          504            14,299             1,005             8,633
Identified cost................................     $  7,841          $355,130          $ 21,608          $190,868

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Purchases......................................     $  1,780          $  9,405           $  6,186          $  7,422
Proceeds from sales............................        3,299             3,821              3,195             5,795

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)          AMT MID-CAP
                                                    RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                                    SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Purchases......................................    $    1,082        $  105,392        $    7,281        $   24,490
Proceeds from sales............................           922             8,867             2,294             5,073

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
           2,723             9,317             6,572             6,211             3,662             1,026               333
      $   23,384        $  263,416        $  160,869        $  191,382        $   93,277        $   27,828        $    6,297

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
          4,974             1,751
       $ 76,420          $ 20,642

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  2,509          $ 34,757          $ 20,357          $ 32,621          $  8,933          $  3,344          $    835
          2,328             5,687             5,595            13,377             4,814             1,831               443

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
      $   15,368        $    2,497
           8,604             2,551

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies formerly known as LifeStages(R) and MainStay. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:


                                                                                                       MAINSTAY VP
                                                                     MAINSTAY VP                         CAPITAL
                                                                        BOND--                       APPRECIATION--
                                                                    INITIAL CLASS                     INITIAL CLASS
                                                                ----------------------           -----------------------
                                                                2007             2006             2007             2006
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................      57               110               91              202
Units Redeemed..............................................    (646)           (2,022)          (1,641)          (3,697)
                                                                ----            ------           ------           ------
  Net Increase (Decrease)...................................    (589)           (1,912)          (1,550)          (3,495)
                                                                ====            ======           ======           ======
SERIES II POLICIES
Units Issued................................................      14                --               --               --
Units Redeemed..............................................      (7)              (16)             (12)             (48)
                                                                ----            ------           ------           ------
  Net Increase (Decrease)...................................       7               (16)             (12)             (48)
                                                                ====            ======           ======           ======
SERIES III POLICIES
Units Issued................................................      14                43               13               41
Units Redeemed..............................................    (213)             (633)            (282)            (673)
                                                                ----            ------           ------           ------
  Net Increase (Decrease)...................................    (199)             (590)            (269)            (632)
                                                                ====            ======           ======           ======
SERIES IV POLICIES
Units Issued................................................      26                26               20               13
Units Redeemed..............................................     (28)             (170)            (105)            (137)
                                                                ----            ------           ------           ------
  Net Increase (Decrease)...................................      (2)             (144)             (85)            (124)
                                                                ====            ======           ======           ======
SERIES V POLICIES
Units Issued................................................       2                --               --                1
Units Redeemed..............................................      (4)               (4)              --               (2)
                                                                ----            ------           ------           ------
  Net Increase (Decrease)...................................      (2)               (4)              --               (1)
                                                                ====            ======           ======           ======
SERIES VI POLICIES
Units Issued................................................      --                --               --               --
Units Redeemed..............................................      --                --               --               --
                                                                ----            ------           ------           ------
  Net Increase (Decrease)...................................      --                --               --               --
                                                                ====            ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                            MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP           COMMON        MAINSTAY VP     DEVELOPING
            CASH              STOCK--      CONVERTIBLE--     GROWTH--
         MANAGEMENT        INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    --------------------   -------------   -------------   -------------
     2007        2006      2007    2006    2007    2006    2007    2006
    --------------------------------------------------------------------
     15,127     22,980      50       114    59        96     36      38
    (15,275)   (33,846)    (880)  (2,005)  (728)  (1,432)  (113)   (258)
    -------    -------     ----   ------   ----   ------   ----    ----
       (148)   (10,866)    (830)  (1,891)  (669)  (1,336)   (77)   (220)
    =======    =======     ====   ======   ====   ======   ====    ====
      1,902      4,683       5        --     5         4     --       2
       (450)    (3,121)    (10)      (38)  (16)      (19)    (4)     (5)
    -------    -------     ----   ------   ----   ------   ----    ----
      1,452      1,562      (5)      (38)  (11)      (15)    (4)     (3)
    =======    =======     ====   ======   ====   ======   ====    ====
     13,369      9,974      24        39    27        55      7      54
     (6,751)    (7,442)    (237)    (427)  (176)    (454)   (35)    (51)
    -------    -------     ----   ------   ----   ------   ----    ----
      6,618      2,532     (213)    (388)  (149)    (399)   (28)      3
    =======    =======     ====   ======   ====   ======   ====    ====
      6,785     23,484       3        19     7        19      8       4
     (4,403)   (16,940)    (62)      (94)  (56)     (125)    (5)    (19)
    -------    -------     ----   ------   ----   ------   ----    ----
      2,382      6,544     (59)      (75)  (49)     (106)     3     (15)
    =======    =======     ====   ======   ====   ======   ====    ====
        243      1,996      --         3    --        21     --       1
       (760)    (1,105)     (1)      (19)   (6)       (6)    (1)     (1)
    -------    -------     ----   ------   ----   ------   ----    ----
       (517)       891      (1)      (16)   (6)       15     (1)     --
    =======    =======     ====   ======   ====   ======   ====    ====
      4,543      5,740      --        --    --        --     --      --
       (832)    (2,435)     --        --    --        --     --      --
    -------    -------     ----   ------   ----   ------   ----    ----
      3,711      3,305      --        --    --        --     --      --
    =======    =======     ====   ======   ====   ======   ====    ====

--------------------------------------------------------------------------------


                                                                                                        MAINSTAY VP
                                                                                                        HIGH YIELD
                                                                      MAINSTAY VP                        CORPORATE
                                                                     GOVERNMENT--                         BOND--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2007             2006             2007             2006
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        38              117              149              269
Units Redeemed..............................................      (627)          (1,713)          (1,745)          (4,718)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (589)          (1,596)          (1,596)          (4,449)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               --               17               60
Units Redeemed..............................................        (8)             (29)             (79)             (41)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)             (29)             (62)              19
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        11               11              104              127
Units Redeemed..............................................      (231)            (562)            (434)            (937)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (220)            (551)            (330)            (810)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................         6               11               21               44
Units Redeemed..............................................       (54)            (200)            (127)            (456)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (48)            (189)            (106)            (412)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --                1                1                2
Units Redeemed..............................................        (4)              (9)              (8)             (26)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (4)              (8)              (7)             (24)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        ICAP SELECT          INCOME &        INTERNATIONAL       LARGE CAP
         EQUITY--            GROWTH--          EQUITY--          GROWTH--
       INITIAL CLASS       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -------------------   ---------------   ---------------   ---------------
      2007       2006      2007     2006     2007     2006     2007     2006
    -------------------------------------------------------------------------
        337        102        24       50      292      744       38       75
       (256)      (366)     (324)    (851)    (303)    (585)    (563)    (933)
     ------     ------    ------   ------   ------   ------   ------   ------
         81       (264)     (300)    (801)     (11)     159     (525)    (858)
     ======     ======    ======   ======   ======   ======   ======   ======
          4          2         6        6       18       37        1       --
         (2)        (9)       (1)     (23)      (4)     (13)      (5)     (17)
     ------     ------    ------   ------   ------   ------   ------   ------
          2         (7)        5      (17)      14       24       (4)     (17)
     ======     ======    ======   ======   ======   ======   ======   ======
        164        103         3       32      196      504       15       51
        (63)       (96)      (83)    (105)     (65)     (99)    (173)    (143)
     ------     ------    ------   ------   ------   ------   ------   ------
        101          7       (80)     (73)     131      405     (158)     (92)
     ======     ======    ======   ======   ======   ======   ======   ======
         32         28         1        7       36       93        3       10
        (12)       (17)      (10)     (20)     (13)     (32)     (12)     (23)
     ------     ------    ------   ------   ------   ------   ------   ------
         20         11        (9)     (13)      23       61       (9)     (13)
     ======     ======    ======   ======   ======   ======   ======   ======
          1         --        --        1        1       77        1        3
         --        (17)       (1)      (4)     (63)      (8)      (2)      (3)
     ------     ------    ------   ------   ------   ------   ------   ------
          1        (17)       (1)      (3)     (62)      69       (1)      --
     ======     ======    ======   ======   ======   ======   ======   ======
         --         --        --       --       --       --       --       --
         --         --        --       --       --       --       --       --
     ------     ------    ------   ------   ------   ------   ------   ------
         --         --        --       --       --       --       --       --
     ======     ======    ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                    MAINSTAY VP
                                                                       MID CAP                        MID CAP
                                                                       CORE--                        GROWTH--
                                                                    INITIAL CLASS                  INITIAL CLASS
                                                                ---------------------           -------------------
                                                                2007            2006            2007           2006
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     104              75             50             142
Units Redeemed..............................................    (221)           (403)           (484)          (766)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................    (117)           (328)           (434)          (624)
                                                                ====            ====            ====           ====
SERIES II POLICIES
Units Issued................................................       1               7              1               1
Units Redeemed..............................................      (1)             (1)            --              (9)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      --               6              1              (8)
                                                                ====            ====            ====           ====
SERIES III POLICIES
Units Issued................................................       9              26              6              47
Units Redeemed..............................................     (63)           (192)           (151)          (427)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................     (54)           (166)           (145)          (380)
                                                                ====            ====            ====           ====
SERIES IV POLICIES
Units Issued................................................       5              11              6              21
Units Redeemed..............................................     (11)            (51)           (40)            (93)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      (6)            (40)           (34)            (72)
                                                                ====            ====            ====           ====
SERIES V POLICIES
Units Issued................................................      --              --             --              --
Units Redeemed..............................................      --              (1)            --              (1)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      --              (1)            --              (1)
                                                                ====            ====            ====           ====
SERIES VI POLICIES
Units Issued................................................      --              --             --              --
Units Redeemed..............................................      --              --             --              --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      --              --             --              --
                                                                ====            ====            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           S&P 500          SMALL CAP        MAINSTAY VP
        VALUE--           INDEX--          GROWTH--       TOTAL RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2007     2006     2007     2006     2007     2006     2007     2006
    ---------------------------------------------------------------------
        74      137      113      225       29       64       50       91
      (536)  (1,364)  (1,713)  (4,076)    (388)    (681)    (892)  (1,993)
    ------   ------   ------   ------   ------   ------   ------   ------
      (462)  (1,227)  (1,600)  (3,851)    (359)    (617)    (842)  (1,902)
    ======   ======   ======   ======   ======   ======   ======   ======
         3       --        2       --       --        2       --       --
        (3)     (14)     (12)     (67)      (5)     (20)      --      (19)
    ------   ------   ------   ------   ------   ------   ------   ------
        --      (14)     (10)     (67)      (5)     (18)      --      (19)
    ======   ======   ======   ======   ======   ======   ======   ======
        39       46       70      138        4       24        6       31
      (101)    (471)    (903)  (1,192)    (187)    (216)    (157)    (317)
    ------   ------   ------   ------   ------   ------   ------   ------
       (62)    (425)    (833)  (1,054)    (183)    (192)    (151)    (286)
    ======   ======   ======   ======   ======   ======   ======   ======
         6       23       18       28        2       12        2        7
       (61)    (129)     (96)    (207)     (39)     (99)     (44)     (54)
    ------   ------   ------   ------   ------   ------   ------   ------
       (55)    (106)     (78)    (179)     (37)     (87)     (42)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --        1       --       --       --       --
        (1)      (6)      --      (14)      --       (2)      --      (21)
    ------   ------   ------   ------   ------   ------   ------   ------
        (1)      (6)      --      (13)      --       (2)      --      (21)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                                                           ALGER
                                                                      MAINSTAY VP                     AMERICAN SMALL
                                                                        VALUE--                      CAPITALIZATION--
                                                                     INITIAL CLASS                    CLASS O SHARES
                                                                -----------------------           -----------------------
                                                                 2007             2006             2007             2006
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        55              111               46              116
Units Redeemed..............................................      (770)          (1,438)            (606)            (881)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (715)          (1,327)            (560)            (765)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        31               --                1                5
Units Redeemed..............................................       (10)             (26)              (6)             (16)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        21              (26)              (5)             (11)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        18               46               22              103
Units Redeemed..............................................      (214)            (343)            (188)            (129)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (196)            (297)            (166)             (26)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................         8               19                3                7
Units Redeemed..............................................       (80)             (98)             (12)              (9)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (72)             (79)              (9)              (2)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               (6)              (1)              (3)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               (6)              (1)              (3)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            FIDELITY(R)
      CVS CALVERT       DREYFUS IP        FIDELITY(R)           VIP
        SOCIAL          TECHNOLOGY            VIP             EQUITY-
       BALANCED          GROWTH--       CONTRAFUND(R)--      INCOME--
       PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2007     2006     2007     2006     2007     2006     2007     2006
    ---------------------------------------------------------------------
        29       63       13       29       83      241       62      118
      (135)    (331)    (154)    (168)  (1,257)  (2,227)    (821)  (1,428)
    ------   ------   ------   ------   ------   ------   ------   ------
      (106)    (268)    (141)    (139)  (1,174)  (1,986)    (759)  (1,310)
    ======   ======   ======   ======   ======   ======   ======   ======
         6        9        1       13       38       28        8       23
        (1)      (4)      (3)      (1)     (14)     (24)      (4)     (12)
    ------   ------   ------   ------   ------   ------   ------   ------
         5        5       (2)      12       24        4        4       11
    ======   ======   ======   ======   ======   ======   ======   ======
        22       45        3       12       63      151       29      149
       (63)    (189)     (72)    (137)    (274)    (336)    (179)    (237)
    ------   ------   ------   ------   ------   ------   ------   ------
       (41)    (144)     (69)    (125)    (211)    (185)    (150)     (88)
    ======   ======   ======   ======   ======   ======   ======   ======
        13       51       --        3       27       82       10       30
       (20)     (21)     (17)     (33)     (35)     (72)     (43)     (40)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      30      (17)     (30)      (8)      10      (33)     (10)
    ======   ======   ======   ======   ======   ======   ======   ======
         1        3        1        1       --        7       --        6
        (7)      (5)      --       (1)      (8)     (16)     (12)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (6)      (2)       1       --       (8)      (9)     (12)     (25)
    ======   ======   ======   ======   ======   ======   ======   ======
        16       44       --       --       --       --       --       --
       (20)      (9)      --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        (4)      35       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                                                        Janus Aspen
                                                                      Janus Aspen                         Series
                                                                        Series                           Worldwide
                                                                      Balanced--                         Growth--
                                                                     Institutional                     Institutional
                                                                        Shares                            Shares
                                                                -----------------------           -----------------------
                                                                 2007             2006             2007             2006
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       100              211               73              163
Units Redeemed..............................................    (2,006)          (4,393)          (1,166)          (2,699)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (1,906)          (4,182)          (1,093)          (2,536)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        11                6               --                1
Units Redeemed..............................................       (10)             (61)             (37)             (36)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................         1              (55)             (37)             (35)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37               59               17               24
Units Redeemed..............................................      (517)            (855)            (151)            (284)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (480)            (796)            (134)            (260)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        13               23                2               11
Units Redeemed..............................................      (150)            (191)             (40)             (64)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (137)            (168)             (38)             (53)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --                3               --               --
Units Redeemed..............................................       (12)             (27)              (1)              (5)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (12)             (24)              (1)              (5)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                     NEUBERGER
       MFS(R)                                         BERMAN
      INVESTORS        MFS(R)          MFS(R)       AMT MID CAP
        TRUST         RESEARCH        UTILITIES       GROWTH
      SERIES--        SERIES--        SERIES--      PORTFOLIO--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     CLASS I
    -------------   -------------   -------------   -----------
    2007    2006    2007    2006    2007    2006    2007   2006
    -----------------------------------------------------------
      12      16      12      27      20       9     --     19
    (249)   (412)   (381)   (714)    (10)    (99)   (26)   (57)
    ----    ----    ----    ----     ---     ---    ---    ---
    (237)   (396)   (369)   (687)     10     (90)   (26)   (38)
    ====    ====    ====    ====     ===     ===    ===    ===
      --      --      --       1       2       2     --     --
     (10)     (4)     (5)     (4)     (1)     --     --     (1)
    ----    ----    ----    ----     ---     ---    ---    ---
     (10)     (4)     (5)     (3)      1       2     --     (1)
    ====    ====    ====    ====     ===     ===    ===    ===
       7       6       5      12       6      55     --      4
     (49)   (125)    (53)    (96)     (5)    (47)   (14)   (24)
    ----    ----    ----    ----     ---     ---    ---    ---
     (42)   (119)    (48)    (84)      1       8    (14)   (20)
    ====    ====    ====    ====     ===     ===    ===    ===
       2       3       1       3      --       1     --      2
      (6)    (12)     (5)    (15)     (1)     (1)    (4)    (5)
    ----    ----    ----    ----     ---     ---    ---    ---
      (4)     (9)     (4)    (12)     (1)     --     (4)    (3)
    ====    ====    ====    ====     ===     ===    ===    ===
      --      --      --      --      --      --     --     --
      --      (2)     --      (2)     --      (1)    (1)    (4)
    ----    ----    ----    ----     ---     ---    ---    ---
      --      (2)     --      (2)     --      (1)    (1)    (4)
    ====    ====    ====    ====     ===     ===    ===    ===
      --      --      --      --      --      --     --     --
      --      --      --      --      --      --     --     --
    ----    ----    ----    ----     ---     ---    ---    ---
      --      --      --      --      --      --     --     --
    ====    ====    ====    ====     ===     ===    ===    ===

--------------------------------------------------------------------------------


                                                                       ROYCE                          ROYCE
                                                                     MICRO-CAP                      SMALL-CAP
                                                                    PORTFOLIO--                    PORTFOLIO--
                                                                     INVESTMENT                     INVESTMENT
                                                                       CLASS                          CLASS
                                                                --------------------           --------------------
                                                                2007            2006           2007            2006
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     356            976             174            580
Units Redeemed..............................................     (79)           (84)            (63)           (60)
                                                                 ---            ---             ---            ---
  Net Increase (Decrease)...................................     277            892             111            520
                                                                 ===            ===             ===            ===
SERIES II POLICIES
Units Issued................................................      37             43              35             31
Units Redeemed..............................................      (4)            (3)             (3)           (97)
                                                                 ---            ---             ---            ---
  Net Increase (Decrease)...................................      33             40              32            (66)
                                                                 ===            ===             ===            ===
SERIES III POLICIES
Units Issued................................................     123            607             144            361
Units Redeemed..............................................     (17)           (21)            (22)           (19)
                                                                 ---            ---             ---            ---
  Net Increase (Decrease)...................................     106            586             122            342
                                                                 ===            ===             ===            ===
SERIES IV POLICIES
Units Issued................................................     314            648             190            429
Units Redeemed..............................................     (17)           (17)            (14)           (19)
                                                                 ---            ---             ---            ---
  Net Increase (Decrease)...................................     297            631             176            410
                                                                 ===            ===             ===            ===
SERIES V POLICIES
Units Issued................................................      29             27               9             21
Units Redeemed..............................................      (1)            (1)             (3)            (1)
                                                                 ---            ---             ---            ---
  Net Increase (Decrease)...................................      28             26               6             20
                                                                 ===            ===             ===            ===
SERIES VI POLICIES
Units Issued................................................     147            447             121            274
Units Redeemed..............................................     (20)           (16)            (14)           (17)
                                                                 ---            ---             ---            ---
  Net Increase (Decrease)...................................     127            431             107            257
                                                                 ===            ===             ===            ===

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                   VAN KAMPEN
    T. ROWE PRICE                 UIF EMERGING
       Equity         Van Eck        MARKETS
       Income        Worldwide      EQUITY--
      Portfolio     Hard Assets      CLASS I
    -------------   -----------   -------------
    2007    2006    2007   2006   2007    2006
    -------------------------------------------
     72       161   435    882      31     463
    (782)  (1,736)  (196)  (426)  (334)   (434)
    ----   ------   ----   ----   ----    ----
    (710)  (1,575)  239    456    (303)     29
    ====   ======   ====   ====   ====    ====
     23        18    54     68       9       7
    (17)      (11)  (10)    (9)    (21)     (3)
    ----   ------   ----   ----   ----    ----
      6         7    44     59     (12)      4
    ====   ======   ====   ====   ====    ====
     47        76   197    642      24     217
    (154)    (362)  (79)   (209)  (116)    (87)
    ----   ------   ----   ----   ----    ----
    (107)    (286)  118    433     (92)    130
    ====   ======   ====   ====   ====    ====
     17        20   393    702       1      34
    (93)      (80)  (52)   (73)    (20)    (14)
    ----   ------   ----   ----   ----    ----
    (76)      (60)  341    629     (19)     20
    ====   ======   ====   ====   ====    ====
      1         5    19     39      --       2
    (17)      (24)   (7)    (2)     (3)     (2)
    ----   ------   ----   ----   ----    ----
    (16)      (19)   12     37      (3)     --
    ====   ======   ====   ====   ====    ====
     --        --   266    503      --      --
     --        --   (39)   (50)     --      --
    ----   ------   ----   ----   ----    ----
     --        --   227    453      --      --
    ====   ======   ====   ====   ====    ====

--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                        MAINSTAY VP     MAINSTAY VP        CAPITAL
                                        BALANCED--        BOND--       APPRECIATION--
                                       SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   ---------------
                                       2007    2006    2007    2006     2007     2006
                                       -----------------------------------------------
SERIES I POLICIES
Units Issued.........................   461    1,382    139     272       56      150
Units Redeemed.......................  (766)   (386)    (34)    (85)     (34)     (79)
                                       -----   -----   -----   -----   -----    -----
  Net Increase (Decrease)............  (305)    996     105     187       22       71
                                       =====   =====   =====   =====   =====    =====
SERIES II POLICIES
Units Issued.........................    55     189      96      61       14       16
Units Redeemed.......................   (15)    (53)     (9)    (13)      --       (5)
                                       -----   -----   -----   -----   -----    -----
  Net Increase (Decrease)............    40     136      87      48       14       11
                                       =====   =====   =====   =====   =====    =====
SERIES III POLICIES
Units Issued.........................   335     923     138     301       26       88
Units Redeemed.......................   (73)   (110)    (82)   (348)     (61)    (203)
                                       -----   -----   -----   -----   -----    -----
  Net Increase (Decrease)............   262     813      56     (47)     (35)    (115)
                                       =====   =====   =====   =====   =====    =====
SERIES IV POLICIES
Units Issued.........................   453     972     301     442       31      116
Units Redeemed.......................   (56)   (111)    (80)   (229)     (72)    (131)
                                       -----   -----   -----   -----   -----    -----
  Net Increase (Decrease)............   397     861     221     213      (41)     (15)
                                       =====   =====   =====   =====   =====    =====
SERIES V POLICIES
Units Issued.........................    21      70      30      38       --        1
Units Redeemed.......................    (3)    (33)    (12)    (20)      (8)      (2)
                                       -----   -----   -----   -----   -----    -----
  Net Increase (Decrease)............    18      37      18      18       (8)      (1)
                                       =====   =====   =====   =====   =====    =====
SERIES VI POLICIES
Units Issued.........................   254     852     115     183       19      108
Units Redeemed.......................   (96)   (152)   (104)   (101)    (100)    (166)
                                       -----   -----   -----   -----   -----    -----
  Net Increase (Decrease)............   158     700      11      82      (81)     (58)
                                       =====   =====   =====   =====   =====    =====

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP         MAINSTAY VP                             MAINSTAY VP
         COMMON           CONSERVATIVE         MAINSTAY VP         DEVELOPING
         STOCK--          ALLOCATION--        CONVERTIBLE--         GROWTH--
      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    -----------------   -----------------   -----------------   -----------------
     2007      2006      2007     2006(a)    2007      2006      2007      2006
    -----------------------------------------------------------------------------
        77       147       753     1,712       109       244        40        98
       (22)      (24)     (150)     (100)      (48)     (101)      (11)      (17)
     -----     -----     -----     -----     -----     -----     -----     -----
        55       123       603     1,612        61       143        29        81
     =====     =====     =====     =====     =====     =====     =====     =====
        21        32       266       214        59        95        12        10
        (1)       (3)      (38)      (35)       (4)      (16)       --        (2)
     -----     -----     -----     -----     -----     -----     -----     -----
        20        29       228       179        55        79        12         8
     =====     =====     =====     =====     =====     =====     =====     =====
        67       152       574       938        88       294        16        91
       (36)     (112)      (20)      (19)     (145)     (247)      (19)      (69)
     -----     -----     -----     -----     -----     -----     -----     -----
        31        40       554       919       (57)       47        (3)       22
     =====     =====     =====     =====     =====     =====     =====     =====
       111       185       615       688       170       398        30        86
       (67)      (87)      (13)       (7)     (109)     (169)      (31)      (49)
     -----     -----     -----     -----     -----     -----     -----     -----
        44        98       602       681        61       229        (1)       37
     =====     =====     =====     =====     =====     =====     =====     =====
        11         9        66       109        20        29         5         3
        (2)       (3)       (4)      (18)       (8)      (22)       (2)       (2)
     -----     -----     -----     -----     -----     -----     -----     -----
         9         6        62        91        12         7         3         1
     =====     =====     =====     =====     =====     =====     =====     =====
        80       167       517       842       126       280        46        68
       (15)      (31)      (66)       (5)     (100)     (153)       (8)      (12)
     -----     -----     -----     -----     -----     -----     -----     -----
        65       136       451       837        26       127        38        56
     =====     =====     =====     =====     =====     =====     =====     =====

--------------------------------------------------------------------------------



                                                                                  MAINSTAY VP
                                          MAINSTAY VP         MAINSTAY VP           GROWTH
                                        FLOATING RATE--      GOVERNMENT--        ALLOCATION--
                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                       -----------------   -----------------   -----------------
                                        2007      2006      2007      2006      2007     2006(a)
                                       ---------------------------------------------------------
SERIES I POLICIES
Units Issued.........................   1,684     3,048       132       209       740     1,570
Units Redeemed.......................  (2,662)     (359)      (36)      (85)     (104)      (46)
                                       ------     -----     -----     -----     -----     -----
  Net Increase (Decrease)............    (978)    2,689        96       124       636     1,524
                                       ======     =====     =====     =====     =====     =====
SERIES II POLICIES
Units Issued.........................     582       735        86        26        33        53
Units Redeemed.......................     (57)     (311)       (4)      (14)      (11)       --
                                       ------     -----     -----     -----     -----     -----
  Net Increase (Decrease)............     525       424        82        12        22        53
                                       ======     =====     =====     =====     =====     =====
SERIES III POLICIES
Units Issued.........................   1,834     2,766       133       206       372       656
Units Redeemed.......................    (150)     (115)      (52)     (160)      (37)      (10)
                                       ------     -----     -----     -----     -----     -----
  Net Increase (Decrease)............   1,684     2,651        81        46       335       646
                                       ======     =====     =====     =====     =====     =====
SERIES IV POLICIES
Units Issued.........................   1,246     2,444       115       308       329     1,008
Units Redeemed.......................    (105)     (143)      (62)     (159)      (15)       (9)
                                       ------     -----     -----     -----     -----     -----
  Net Increase (Decrease)............   1,141     2,301        53       149       314       999
                                       ======     =====     =====     =====     =====     =====
SERIES V POLICIES
Units Issued.........................     152       244        57        48         9        64
Units Redeemed.......................     (88)      (90)      (15)      (13)       (1)       --
                                       ------     -----     -----     -----     -----     -----
  Net Increase (Decrease)............      64       154        42        35         8        64
                                       ======     =====     =====     =====     =====     =====
SERIES VI POLICIES
Units Issued.........................     776     1,383        58       178       419       522
Units Redeemed.......................     (94)     (117)      (41)      (48)      (12)      (11)
                                       ------     -----     -----     -----     -----     -----
  Net Increase (Decrease)............     682     1,266        17       130       407       511
                                       ======     =====     =====     =====     =====     =====

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
       HIGH YIELD            MAINSTAY VP           MAINSTAY VP            MAINSTAY VP
    CORPORATE BOND--    ICAP SELECT EQUITY--    INCOME & GROWTH--   INTERNATIONAL EQUITY--
      SERVICE CLASS         SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
    -----------------   ---------------------   -----------------   -----------------------
     2007      2006       2007        2006       2007      2006        2007         2006
    ---------------------------------------------------------------------------------------
       673     1,083        193          99         43       103          327          512
      (126)     (349)       (12)        (18)        (9)      (33)         (30)         (42)
    ------    ------     ------      ------     ------    ------       ------       ------
       547       734        181          81         34        70          297          470
    ======    ======     ======      ======     ======    ======       ======       ======
       526       405        147          27         18        25          179          129
       (40)      (95)        (3)         (3)        (5)       (4)         (10)         (13)
    ------    ------     ------      ------     ------    ------       ------       ------
       486       310        144          24         13        21          169          116
    ======    ======     ======      ======     ======    ======       ======       ======
       683     1,320        296         126         44        77          384          606
      (297)     (979)       (33)        (46)       (16)      (58)         (78)         (81)
    ------    ------     ------      ------     ------    ------       ------       ------
       386       341        263          80         28        19          306          525
    ======    ======     ======      ======     ======    ======       ======       ======
       948     1,726        309         199         59        97          426          988
      (280)   (1,080)       (23)        (30)       (25)      (53)         (66)         (93)
    ------    ------     ------      ------     ------    ------       ------       ------
       668       646        286         169         34        44          360          895
    ======    ======     ======      ======     ======    ======       ======       ======
       137       133         34          19          2        16           68           59
       (66)     (126)       (18)         (8)       (26)       (3)         (12)          (6)
    ------    ------     ------      ------     ------    ------       ------       ------
        71         7         16          11        (24)       13           56           53
    ======    ======     ======      ======     ======    ======       ======       ======
       907     1,524        307         179         45       101          410          923
      (250)     (775)       (13)        (18)       (29)      (88)         (76)         (56)
    ------    ------     ------      ------     ------    ------       ------       ------
       657       749        294         161         16        13          334          867
    ======    ======     ======      ======     ======    ======       ======       ======

--------------------------------------------------------------------------------



                                           MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                       LARGE CAP GROWTH--     MID CAP CORE--     MID CAP GROWTH--
                                          SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                                       -------------------   -----------------   -----------------
                                         2007       2006      2007      2006      2007      2006
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................      76        170       152       285       126       348
Units Redeemed.......................     (20)       (29)      (23)      (39)      (51)     (118)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      56        141       129       246        75       230
                                         ====       ====      ====      ====      ====      ====
SERIES II POLICIES
Units Issued.........................      13         20        77        57        39        51
Units Redeemed.......................      (1)        (1)       (5)      (11)       (3)      (27)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      12         19        72        46        36        24
                                         ====       ====      ====      ====      ====      ====
SERIES III POLICIES
Units Issued.........................     104        187       136       245        70       234
Units Redeemed.......................     (30)       (43)      (48)      (98)     (120)     (248)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      74        144        88       147       (50)      (14)
                                         ====       ====      ====      ====      ====      ====
SERIES IV POLICIES
Units Issued.........................      95        366       177       391        97       434
Units Redeemed.......................     (49)       (29)      (61)      (84)     (115)     (168)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      46        337       116       307       (18)      266
                                         ====       ====      ====      ====      ====      ====
SERIES V POLICIES
Units Issued.........................      13         15        21        27         7        13
Units Redeemed.......................      (8)        (3)      (11)       (7)       (9)      (13)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............       5         12        10        20        (2)       --
                                         ====       ====      ====      ====      ====      ====
SERIES VI POLICIES
Units Issued.........................     111        219       148       299       117       394
Units Redeemed.......................     (27)       (18)     (107)     (106)      (39)     (348)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      84        201        41       193        78        46
                                         ====       ====      ====      ====      ====      ====

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               MAINSTAY VP
                           MAINSTAY VP          MODERATE                               MAINSTAY VP
       MAINSTAY VP          MODERATE             GROWTH            MAINSTAY VP          SMALL CAP
     MID CAP VALUE--      ALLOCATION--        ALLOCATION--       S&P 500 INDEX--        GROWTH--
      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    -----------------   -----------------   -----------------   -----------------   -----------------
     2007      2006      2007     2006(a)    2007     2006(a)    2007      2006      2007      2006
    -------------------------------------------------------------------------------------------------
       182       388     1,474     2,885     1,690     3,285       347       719        86       215
       (48)     (104)     (371)     (105)     (174)      (91)     (128)     (240)      (40)      (88)
     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
       134       284     1,103     2,780     1,516     3,194       219       479        46       127
     =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
        74        78       188       225       109       378        92        76        10        16
        (7)      (19)      (41)      (10)       (9)      (25)       (4)      (11)       (1)       (3)
     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
        67        59       147       215       100       353        88        65         9        13
     =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
       118       360       686     2,045       869     2,321       179       468        29       168
      (138)     (330)      (40)      (20)      (80)      (31)     (424)     (617)     (125)     (202)
     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
       (20)       30       646     2,025       789     2,290      (245)     (149)      (96)      (34)
     =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
       258       630     1,062     1,987       860     2,013       299       731        43       219
      (138)     (297)      (53)      (25)      (43)      (32)     (233)     (300)      (92)     (164)
     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
       120       333     1,009     1,962       817     1,981        66       431       (49)       55
     =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
        11        28        92       175        44       170        43        44         4         8
       (18)      (20)      (13)       (4)       (2)       (3)       (8)      (80)       (8)      (22)
     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
        (7)        8        79       171        42       167        35       (36)       (4)      (14)
     =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
       167       423       697     1,564     1,013     1,422       239       556        41       158
       (55)     (350)      (75)      (38)      (27)      (11)     (185)     (222)      (68)     (254)
     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
       112        73       622     1,526       986     1,411        54       334       (27)      (96)
     =====     =====     =====     =====     =====     =====     =====     =====     =====     =====

--------------------------------------------------------------------------------



                                          MAINSTAY VP         MAINSTAY VP          ALGER AMERICAN
                                        TOTAL RETURN--          VALUE--        SMALL CAPITALIZATION--
                                         SERVICE CLASS       SERVICE CLASS         CLASS S SHARES
                                       -----------------   -----------------   -----------------------
                                        2007      2006      2007      2006        2007         2006
                                       ---------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     55       123       136       282           67          218
Units Redeemed.......................    (34)      (68)      (36)      (49)         (24)         (18)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     21        55       100       233           43          200
                                        ====      ====      ====      ====         ====         ====
SERIES II POLICIES
Units Issued.........................      6        14        80        56           28           24
Units Redeemed.......................     (4)       (1)       (2)       (4)          (2)          (6)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............      2        13        78        52           26           18
                                        ====      ====      ====      ====         ====         ====
SERIES III POLICIES
Units Issued.........................     41       109       107       290           47          215
Units Redeemed.......................    (96)     (131)      (79)     (128)         (27)         (41)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............    (55)      (22)       28       162           20          174
                                        ====      ====      ====      ====         ====         ====
SERIES IV POLICIES
Units Issued.........................     30       121       169       422           88          355
Units Redeemed.......................    (59)      (85)      (70)      (78)         (40)         (37)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............    (29)       36        99       344           48          318
                                        ====      ====      ====      ====         ====         ====
SERIES V POLICIES
Units Issued.........................      2         8        28        12            3            6
Units Redeemed.......................     (5)       (7)       (6)       (3)          (8)          (1)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     (3)        1        22         9           (5)           5
                                        ====      ====      ====      ====         ====         ====
SERIES VI POLICIES
Units Issued.........................     33       136       125       418           83          261
Units Redeemed.......................    (57)     (127)      (38)      (54)         (34)         (22)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............    (24).       9        87       364           49          239
                                        ====      ====      ====      ====         ====         ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    COLUMBIA SMALL CAP
        VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP     FIDELITY(R) VIP
     VARIABLE SERIES--          GROWTH--           CONTRAFUND(R)--     EQUITY-INCOME--
          CLASS B            SERVICE SHARES        SERVICE CLASS 2     SERVICE CLASS 2
    -------------------   ---------------------   -----------------   -----------------
      2007       2006       2007        2006       2007      2006      2007      2006
    -----------------------------------------------------------------------------------
       107        655          52         113        447       998       276       541
       (72)       (84)        (21)        (33)       (54)      (93)      (41)      (79)
     -----      -----       -----       -----      -----     -----     -----     -----
        35        571          31          80        393       905       235       462
     =====      =====       =====       =====      =====     =====     =====     =====
        58         61          15           5        163       179       134       157
        (2)        (3)         (2)         (2)       (14)      (19)       (8)       (7)
     -----      -----       -----       -----      -----     -----     -----     -----
        56         58          13           3        149       160       126       150
     =====      =====       =====       =====      =====     =====     =====     =====
        57        489          20          58        354       856       280       374
       (35)       (24)        (41)        (76)      (192)     (149)      (63)     (133)
     -----      -----       -----       -----      -----     -----     -----     -----
        22        465         (21)        (18)       162       707       217       241
     =====      =====       =====       =====      =====     =====     =====     =====
       139        411          57         131        700     1,701       317       693
       (22)       (26)        (46)        (34)      (152)     (176)     (102)     (117)
     -----      -----       -----       -----      -----     -----     -----     -----
       117        385          11          97        548     1,525       215       576
     =====      =====       =====       =====      =====     =====     =====     =====
        10         35           2           2         69        91        65        97
        (6)        (1)         (8)         (1)       (23)      (13)      (82)      (27)
     -----      -----       -----       -----      -----     -----     -----     -----
         4         34          (6)          1         46        78       (17)       70
     =====      =====       =====       =====      =====     =====     =====     =====
        98        484          24          67        461     1,095       336       560
      (173)       (16)        (23)        (37)      (125)     (102)     (102)      (84)
     -----      -----       -----       -----      -----     -----     -----     -----
       (75)       468           1          30        336       993       234       476
     =====      =====       =====       =====      =====     =====     =====     =====

--------------------------------------------------------------------------------



                                          FIDELITY(R)         JANUS ASPEN      JANUS ASPEN SERIES
                                         VIP MID CAP--     SERIES BALANCED--   WORLDWIDE GROWTH--
                                        SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
                                       -----------------   -----------------   -------------------
                                        2007      2006      2007      2006       2007       2006
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     193       664       135       270        54        110
Units Redeemed.......................    (344)     (411)      (54)      (71)      (24)       (50)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............    (151)      253        81       199        30         60
                                        =====     =====     =====     =====     =====      =====
SERIES II POLICIES
Units Issued.........................      62        67        50        40        18          5
Units Redeemed.......................      (4)       (5)       (4)      (11)       (1)        (1)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............      58        62        46        29        17          4
                                        =====     =====     =====     =====     =====      =====
SERIES III POLICIES
Units Issued.........................     130       327       105       311        28         59
Units Redeemed.......................    (188)     (125)     (122)     (212)      (15)      (106)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     (58)      202       (17)       99        13        (47)
                                        =====     =====     =====     =====     =====      =====
SERIES IV POLICIES
Units Issued.........................     240       627       226       350        48        114
Units Redeemed.......................     (59)     (104)     (149)     (252)      (20)       (63)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     181       523        77        98        28         51
                                        =====     =====     =====     =====     =====      =====
SERIES V POLICIES
Units Issued.........................      11        29        49        69         3          6
Units Redeemed.......................     (36)      (15)      (12)      (27)      (14)        (1)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     (25)       14        37        42       (11)         5
                                        =====     =====     =====     =====     =====      =====
SERIES VI POLICIES
Units Issued.........................     177       485        97       254        46         82
Units Redeemed.......................     (94)     (144)      (53)      (90)      (14)       (46)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............      83       341        44       164        32         36
                                        =====     =====     =====     =====     =====      =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                  NEUBERGER BERMAN
                                                                     AMT MID-CAP
    MFS(R) INVESTORS         MFS(R)               MFS(R)               GROWTH
     TRUST SERIES--     RESEARCH SERIES--   UTILITIES SERIES--       PORTFOLIO--
      SERVICE CLASS       SERVICE CLASS        SERVICE CLASS           CLASS S
    -----------------   -----------------   -------------------   -----------------
     2007      2006      2007      2006       2007       2006      2007      2006
    -------------------------------------------------------------------------------
         6        13        15        29     1,041      1,688        102       150
        (1)       (5)       (9)      (11)     (303)      (541)       (24)      (37)
     -----     -----     -----     -----     -----      -----      -----     -----
         5         8         6        18       738      1,147         78       113
     =====     =====     =====     =====     =====      =====      =====     =====
         1         6         3         1       234        189         16         4
        --        --        --        (2)      (25)       (45)        --        (1)
     -----     -----     -----     -----     -----      -----      -----     -----
         1         6         3        (1)      209        144         16         3
     =====     =====     =====     =====     =====      =====      =====     =====
        15        23         9        18       686      1,055         71        75
        (3)      (11)      (18)      (13)      (95)      (157)       (10)      (12)
     -----     -----     -----     -----     -----      -----      -----     -----
        12        12        (9)        5       591        898         61        63
     =====     =====     =====     =====     =====      =====      =====     =====
        15        16        17        31       676      1,002         67       116
        (2)       (8)       (8)      (15)      (65)      (127)        (6)      (12)
     -----     -----     -----     -----     -----      -----      -----     -----
        13         8         9        16       611        875         61       104
     =====     =====     =====     =====     =====      =====      =====     =====
         1         2        --         5        98        105          3         4
        (1)       (1)       --        (1)      (17)        (8)        (3)       (8)
     -----     -----     -----     -----     -----      -----      -----     -----
        --         1        --         4        81         97         --        (4)
     =====     =====     =====     =====     =====      =====      =====     =====
         6        25         9        16       809        946         94        73
       (12)       (7)       (4)      (12)     (114)      (258)        (6)       (6)
     -----     -----     -----     -----     -----      -----      -----     -----
        (6)       18         5         4       695        688         88        67
     =====     =====     =====     =====     =====      =====      =====     =====

--------------------------------------------------------------------------------



                                                            VAN KAMPEN UIF
                                         T. ROWE PRICE         EMERGING            VICTORY VIF
                                         EQUITY INCOME     MARKETS EQUITY--    DIVERSIFIED STOCK--
                                         PORTFOLIO--II         CLASS II          CLASS A SHARES
                                       -----------------   -----------------   -------------------
                                        2007      2006      2007      2006       2007       2006
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................    275        520      105       243         22        166
Units Redeemed.......................    (35)       (74)     (27)      (21)       (48)       (71)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    240        446       78       222        (26)        95
                                        ====      =====     ====      ====       ====       ====
SERIES II POLICIES
Units Issued.........................    156        138       41        34          8         21
Units Redeemed.......................    (15)       (39)      (5)       (1)        --         --
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    141         99       36        33          8         21
                                        ====      =====     ====      ====       ====       ====
SERIES III POLICIES
Units Issued.........................    184        444      104       301          6         65
Units Redeemed.......................   (100)      (183)     (63)      (36)        (5)       (10)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............     84        261       41       265          1         55
                                        ====      =====     ====      ====       ====       ====
SERIES IV POLICIES
Units Issued.........................    480        995      140       377         34        149
Units Redeemed.......................   (137)      (197)     (25)      (35)       (10)       (12)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    343        798      115       342         24        137
                                        ====      =====     ====      ====       ====       ====
SERIES V POLICIES
Units Issued.........................     89        114       18        16          4         26
Units Redeemed.......................    (76)       (27)     (11)       (2)        (7)        (1)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............     13         87        7        14         (3)        25
                                        ====      =====     ====      ====       ====       ====
SERIES VI POLICIES
Units Issued.........................    413        691      116       397         21         78
Units Redeemed.......................    (86)      (102)    (133)      (23)       (20)       (60)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    327        589      (17)      374          1         18
                                        ====      =====     ====      ====       ====       ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2007 and December 31, 2006, 2005, 2004, 2003 and 2002:


                                                                        MAINSTAY VP
                                                                    BOND--INITIAL CLASS
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $106,696   $116,353   $143,751   $165,678   $196,827   $216,196
Units Outstanding.........................       6,410      6,999      8,911     10,346     12,616     14,282
Variable Accumulation Unit Value..........    $  16.67   $  16.64   $  16.14   $  16.01   $  15.60   $  15.14
Total Return..............................        0.2%       3.1%       0.8%       2.6%       3.1%       8.0%
Investment Income Ratio...................          --       1.1%       3.0%       3.3%       3.7%       5.1%

SERIES II POLICIES (b)
Net Assets................................    $  1,051   $    959   $  1,139   $  1,250   $  1,536   $  2,094
Units Outstanding.........................          78         71         87         96        121        170
Variable Accumulation Unit Value..........    $  13.48   $  13.46   $  13.08   $  13.00   $  12.68   $  12.32
Total Return..............................        0.1%       2.9%       0.6%       2.5%       2.9%       7.8%
Investment Income Ratio...................          --       1.1%       3.1%       3.2%       3.3%       5.5%

SERIES III POLICIES (c)
Net Assets................................    $ 37,737   $ 40,200   $ 46,639   $ 53,616   $ 64,492   $ 42,745
Units Outstanding.........................       2,854      3,053      3,643      4,212      5,189      3,538
Variable Accumulation Unit Value..........    $  13.19   $  13.17   $  12.80   $  12.73   $  12.43   $  12.08
Total Return..............................        0.1%       2.9%       0.6%       2.4%       2.9%       7.7%
Investment Income Ratio...................          --       1.1%       3.0%       3.3%       4.2%       8.5%

SERIES IV POLICIES (d)
Net Assets................................    $ 11,984   $ 11,976   $ 13,277   $ 14,522   $ 17,219   $  6,150
Units Outstanding.........................       1,012      1,014      1,158      1,276      1,552        571
Variable Accumulation Unit Value..........    $  11.84   $  11.82   $  11.47   $  11.39   $  11.10   $  10.77
Total Return..............................        0.2%       3.0%       0.7%       2.6%       3.0%       7.7%
Investment Income Ratio...................          --       1.1%       3.1%       3.4%       4.8%      18.9%

SERIES V POLICIES (e)
Net Assets................................    $    212   $    240   $    271   $    274   $    356   $    137
Units Outstanding.........................          19         21         25         25         33         13
Variable Accumulation Unit Value..........    $  11.36   $  11.36   $  11.07   $  11.03   $  10.80   $  10.52
Total Return..............................          --       2.6%       0.3%       2.2%       2.6%       5.2%
Investment Income Ratio...................          --       1.1%       3.2%       3.2%       4.5%      23.5%

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP                                            MAINSTAY VP
                        CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ---------------------------------------------------------------   -----------------------------------------
            2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
          -----------------------------------------------------------------------------------------------------------
          $218,605   $226,445   $282,124   $338,179   $377,779   $330,249   $ 95,447   $ 94,109   $104,359   $125,022
            10,780     12,330     15,825     20,255     23,240     25,441     71,617     71,765     82,631    100,042
          $  20.29   $  18.38   $  17.85   $  16.70   $  16.26   $  12.98   $   1.33   $   1.31   $   1.27   $   1.25
             10.4%       3.0%       6.9%       2.7%      25.2%     (31.8%)      1.7%       3.1%       1.5%      (0.6%)
                --       0.3%         --       0.2%       0.2%       0.1%       4.8%       4.5%       2.9%       0.8%

          $    290   $    344   $    652   $    862   $    976   $    847   $  6,823   $  5,265   $  3,519   $  3,728
                38         50         98        138        160        174      6,346      4,894      3,332      3,618
          $   7.58   $   6.87   $   6.68   $   6.26   $   6.11   $   4.88   $   1.09   $   1.08   $   1.04   $   1.03
             10.3%       2.8%       6.8%       2.6%      25.0%     (31.9%)      1.6%       3.0%       1.4%      (0.7%)
                --       0.3%         --       0.2%       0.2%       0.1%       4.8%       4.5%       2.8%       0.8%

          $ 17,368   $ 17,425   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 51,957   $ 44,139   $ 41,117   $ 40,778
             2,515      2,784      3,416      4,168      4,651      3,001     47,865     41,247     38,715     39,941
          $   6.91   $   6.26   $   6.09   $   5.71   $   5.57   $   4.46   $   1.08   $   1.06   $   1.03   $   1.02
             10.3%       2.8%       6.7%       2.5%      25.0%     (31.9%)      1.6%       2.9%       1.3%      (0.8%)
                --       0.3%         --       0.2%       0.3%       0.1%       4.8%       4.5%       2.9%       0.8%

          $  7,339   $  7,542   $  8,595   $  8,988   $  8,812   $  2,958   $ 29,324   $ 26,243   $ 19,248   $ 17,481
               630        715        839        937        943        396     27,900     25,518     18,974     17,751
          $  11.64   $  10.55   $  10.25   $   9.59   $   9.34   $   7.46   $   1.05   $   1.03   $   1.00   $   0.98
             10.3%       2.9%       6.9%       2.7%      25.2%     (25.4%)      1.7%       3.1%       1.5%      (0.6%)
                --       0.3%         --       0.2%       0.3%       0.5%       4.8%       4.5%       2.9%       0.9%

          $      8   $      7   $     30   $     58   $     60   $     14   $  2,628   $  3,113   $  2,154   $  2,339
                 1          1          2          5          5          1      2,558      3,075      2,184      2,397
          $  14.09   $  12.80   $  12.49   $  11.73   $  11.47   $   9.20   $   1.03   $   1.01   $   0.99   $   0.98
             10.1%       2.5%       6.4%       2.2%      24.7%      (8.0%)      1.5%       2.7%       1.1%      (1.0%)
                --       0.3%         --       0.3%       0.3%       1.1%       4.8%       4.5%       2.9%       0.8%

          $     --   $     --   $     --   $     --   $     --   $     --   $ 15,529   $ 11,521   $  7,743   $  9,581
                --         --         --         --         --         --     14,849     11,138      7,833      9,734
          $     --   $     --   $     --   $     --   $     --   $     --   $   1.04   $   1.02   $   1.00   $   0.98
                --         --         --         --         --         --       1.5%       2.8%       1.2%      (0.9%)
                --         --         --         --         --         --       4.8%       4.5%       2.9%       1.0%


              MAINSTAY VP
            CASH MANAGEMENT
          -------------------
            2003       2002
          -------------------
          $163,925   $263,444
           130,435    208,084
          $   1.26   $   1.27
             (0.7%)     (0.1%)
              0.7%       1.3%
          $  3,796   $ 27,216
             3,657     25,991
          $   1.04   $   1.05
             (0.9%)     (0.2%)
              0.7%       1.4%
          $ 50,236   $ 68,335
            48,830     65,803
          $   1.03   $   1.04
             (0.9%)     (0.3%)
              0.7%       1.3%
          $ 16,441   $  4,942
            16,593      4,949
          $   0.99   $   1.00
             (0.8%)     (0.1%)
              0.6%       1.1%
          $  2,061   $    170
             2,091        170
          $   0.99   $   1.00
             (1.2%)     (0.3%)
              0.6%       1.0%
          $  2,868   $     --
             2,887         --
          $   0.99   $     --
             (0.7%)        --
              0.6%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
                                                                COMMON STOCK--INITIAL CLASS
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $208,749   $217,729   $234,431   $270,485   $278,265   $244,017
Units Outstanding.........................       7,213      8,043      9,934     12,168     13,689     14,959
Variable Accumulation Unit Value..........    $  28.97   $  27.11   $  23.61   $  22.23   $  20.33   $  16.31
Total Return..............................        6.8%      14.9%       6.2%       9.4%      24.6%     (25.3%)
Investment Income Ratio...................          --       0.5%       0.9%       1.4%       1.0%       0.9%

SERIES II POLICIES (b)
Net Assets................................    $    672   $    684   $    902   $  1,065   $  1,077   $  1,249
Units Outstanding.........................          67         72        110        137        152        219
Variable Accumulation Unit Value..........    $  10.07   $   9.43   $   8.22   $   7.75   $   7.10   $   5.71
Total Return..............................        6.7%      14.7%       6.0%       9.2%      24.4%     (25.4%)
Investment Income Ratio...................          --       0.5%       0.9%       1.4%       0.9%       0.9%

SERIES III POLICIES (c)
Net Assets................................    $ 30,630   $ 30,739   $ 30,004   $ 32,680   $ 31,601   $ 21,125
Units Outstanding.........................       3,031      3,244      3,632      4,192      4,424      3,678
Variable Accumulation Unit Value..........    $  10.11   $   9.47   $   8.26   $   7.80   $   7.14   $   5.74
Total Return..............................        6.7%      14.6%       6.0%       9.1%      24.4%     (25.5%)
Investment Income Ratio...................          --       0.6%       1.0%       1.4%       1.2%       1.2%

SERIES IV POLICIES (d)
Net Assets................................    $  9,606   $  9,783   $  9,394   $  9,421   $  8,754   $  2,967
Units Outstanding.........................         671        730        805        856        870        367
Variable Accumulation Unit Value..........    $  14.32   $  13.41   $  11.68   $  11.00   $  10.07   $   8.08
Total Return..............................        6.8%      14.8%       6.1%       9.3%      24.6%     (19.2%)
Investment Income Ratio...................          --       0.6%       1.0%       1.4%       1.3%       4.6%

SERIES V POLICIES (e)
Net Assets................................    $    115   $    121   $    316   $    325   $    247   $     19
Units Outstanding.........................           7          8         24         26         22          2
Variable Accumulation Unit Value..........    $  15.95   $  14.96   $  13.08   $  12.38   $  11.37   $   9.16
Total Return..............................        6.6%      14.4%       5.7%       8.9%      24.1%      (8.4%)
Investment Income Ratio...................          --       0.3%       1.1%       1.6%       1.6%       6.0%

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                      CONVERTIBLE--INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
    ---------------------------------------------------------------
    $125,834   $129,667   $143,841   $162,933   $169,402   $132,023
       5,773      6,442      7,778      9,263     10,078      9,467
    $  21.81   $  20.13   $  18.49   $  17.59   $  16.81   $  13.95
        8.3%       8.9%       5.1%       4.6%      20.5%      (9.2%)
          --       2.2%       1.5%       1.8%       2.4%       2.7%

    $  1,228   $  1,254   $  1,313   $  1,516   $  1,599   $  1,651
         100        111        126        153        168        209
    $  12.26   $  11.33   $  10.42   $   9.93   $   9.50   $   7.89
        8.2%       8.7%       5.0%       4.5%      20.4%      (9.3%)
          --       2.2%       1.4%       1.9%       2.0%       2.6%

    $ 33,846   $ 32,850   $ 34,249   $ 41,714   $ 41,469   $ 20,475
       2,888      3,037      3,436      4,391      4,559      2,708
    $  11.72   $  10.83   $   9.97   $   9.50   $   9.10   $   7.56
        8.2%       8.7%       4.9%       4.4%      20.3%      (9.4%)
          --       2.3%       1.4%       1.9%       2.8%       4.0%

    $ 12,044   $ 11,775   $ 12,116   $ 12,704   $ 12,094   $  3,675
         832        881        987      1,087      1,083        396
    $  14.47   $  13.36   $  12.28   $  11.68   $  11.17   $   9.27
        8.3%       8.8%       5.1%       4.6%      20.5%      (7.3%)
          --       2.3%       1.5%       1.9%       3.0%      11.7%

    $    412   $    464   $    229   $    246   $    193   $     13
          26         32         17         19         15          1
    $  15.88   $  14.70   $  13.56   $  12.96   $  12.44   $  10.37
        8.1%       8.4%       4.7%       4.2%      20.0%       3.7%
          --       4.8%       1.5%       2.0%       4.1%      14.2%

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --


                               MAINSTAY VP
                    DEVELOPING GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $ 16,442   $ 14,757   $ 15,387   $ 24,385   $ 25,669   $ 17,566
        1,312      1,389      1,609      2,817      3,094      2,893
     $  12.53   $  10.62   $   9.57   $   8.66   $   8.30   $   6.07
        18.0%      11.1%      10.5%       4.4%      36.6%     (30.0%)
           --         --         --         --         --         --
     $    168   $    178   $    188   $    174   $    225   $    109
           14         18         21         21         28         19
     $  11.95   $  10.13   $   9.14   $   8.28   $   7.95   $   5.83
        17.9%      10.9%      10.3%       4.2%      36.4%     (30.1%)
           --         --         --         --         --         --
     $  6,945   $  6,163   $  5,528   $  5,538   $  5,667   $  1,601
          578        606        603        666        710        273
     $  11.98   $  10.17   $   9.17   $   8.32   $   7.99   $   5.86
        17.8%      10.8%      10.3%       4.2%      36.3%     (30.1%)
           --         --         --         --         --         --
     $  1,871   $  1,544   $  1,575   $  1,530   $  1,394   $    321
          118        115        130        139        132         42
     $  15.90   $  13.48   $  12.15   $  11.00   $  10.54   $   7.72
        17.9%      11.0%      10.4%       4.3%      36.5%     (22.8%)
           --         --         --         --         --         --
     $      8   $      9   $     15   $     14   $      8   $     --
           --          1          1          1          1         --
     $  19.53   $  16.59   $  15.01   $  13.64   $  13.13   $     --
        17.7%      10.6%      10.0%       3.9%      31.3%         --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                          GOVERNMENT--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2007       2006       2005       2004       2003       2002
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 73,105   $ 82,614   $105,432   $127,522   $169,701   $230,480
Units Outstanding..................................       4,571      5,160      6,756      8,248     11,183     15,260
Variable Accumulation Unit Value...................    $  16.01   $  16.02   $  15.61   $  15.46   $  15.17   $  15.10
Total Return.......................................          --       2.6%       1.0%       1.9%       0.5%       8.3%
Investment Income Ratio............................          --       0.9%       2.9%       3.7%       3.6%       4.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    623   $    721   $  1,063   $  1,442   $  1,957   $  3,456
Units Outstanding..................................          49         57         86        117        162        287
Variable Accumulation Unit Value...................    $  12.67   $  12.69   $  12.38   $  12.28   $  12.07   $  12.04
Total Return.......................................       (0.1%)      2.5%       0.8%       1.7%       0.3%       8.2%
Investment Income Ratio............................          --       0.8%       2.8%       3.7%       2.9%       4.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 28,984   $ 31,736   $ 37,741   $ 46,405   $ 59,899   $ 45,740
Units Outstanding..................................       2,315      2,535      3,086      3,823      5,017      3,842
Variable Accumulation Unit Value...................    $  12.51   $  12.53   $  12.23   $  12.14   $  11.94   $  11.91
Total Return.......................................       (0.1%)      2.4%       0.8%       1.7%       0.3%       8.1%
Investment Income Ratio............................          --       1.0%       2.8%       3.7%       4.2%       6.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,827   $ 10,147   $ 11,975   $ 13,857   $ 17,692   $  9,291
Units Outstanding..................................         845        893      1,082      1,262      1,641        865
Variable Accumulation Unit Value...................    $  11.36   $  11.36   $  11.08   $  10.98   $  10.78   $  10.74
Total Return.......................................          --       2.6%       0.9%       1.8%       0.4%       7.4%
Investment Income Ratio............................          --       0.9%       2.9%       3.7%       4.4%      13.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    173   $    217   $    301   $    361   $    508   $    168
Units Outstanding..................................          16         20         28         34         48         16
Variable Accumulation Unit Value...................    $  10.93   $  10.96   $  10.73   $  10.68   $  10.52   $  10.52
Total Return.......................................       (0.2%)      2.1%       0.5%       1.4%         --       5.2%
Investment Income Ratio............................          --       0.9%       2.9%       2.7%       5.0%      15.1%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MainStay VP
                              HIGH YIELD
                     CORPORATE BOND--INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
    ---------------------------------------------------------------
    $443,510   $475,318   $532,635   $623,762   $617,551   $417,268
      17,087     18,683     23,132     27,478     30,240     27,478
    $  25.97   $  25.46   $  23.05   $  22.70   $  20.42   $  15.19
        2.0%      10.5%       1.5%      11.2%      34.5%       0.6%
          --       1.8%       5.5%       6.9%       8.0%      10.4%

    $  2,792   $  3,736   $  3,072   $  5,698   $  4,851   $  2,462
         170        232        213        396        375        255
    $  16.38   $  16.07   $  14.57   $  14.38   $  12.95   $   9.65
        1.9%      10.3%       1.4%      11.0%      34.3%       0.5%
          --       2.2%       4.3%       7.5%       9.3%      15.7%

    $ 99,843   $103,150   $105,143   $124,365   $118,930   $ 43,111
       6,213      6,543      7,353      8,808      9,345      4,546
    $  16.07   $  15.77   $  14.31   $  14.12   $  12.73   $   9.48
        1.9%      10.3%       1.3%      10.9%      34.2%       0.4%
          --       1.9%       5.6%       7.2%       9.3%      17.1%

    $ 33,574   $ 34,662   $ 37,289   $ 42,153   $ 35,842   $  7,503
       2,036      2,142      2,554      2,920      2,759        776
    $  16.49   $  16.17   $  14.65   $  14.44   $  12.99   $   9.67
        2.0%      10.4%       1.5%      11.1%      34.4%      (3.3%)
          --       1.9%       5.6%       7.5%      10.4%      44.0%

    $    817   $    914   $  1,179   $  1,399   $  1,542   $     66
          47         54         78         92        112          6
    $  17.21   $  16.91   $  15.38   $  15.22   $  13.75   $  10.27
        1.8%      10.0%       1.1%      10.7%      33.9%       2.7%
          --       1.8%       6.6%       8.8%      11.9%      50.4%

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --


                               MAINSTAY VP
                    ICAP SELECT EQUITY--INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $ 40,535   $ 36,095   $ 33,772   $ 37,374   $ 34,701   $ 34,818
        2,721      2,640      2,904      3,342      3,407      4,314
     $  14.90   $  13.68   $  11.63   $  11.18   $  10.18   $   8.07
         8.9%      17.6%       4.0%       9.8%      26.2%     (23.9%)
           --       0.3%       0.9%       1.0%       0.8%       0.6%
     $    354   $    306   $    336   $    395   $    374   $    309
           26         24         31         38         40         41
     $  13.72   $  12.62   $  10.74   $  10.34   $   9.43   $   7.49
         8.8%      17.5%       3.8%       9.7%      26.0%     (24.0%)
           --       0.2%       0.8%       1.0%       0.8%       0.6%
     $ 15,554   $ 13,419   $ 11,362   $ 13,234   $ 11,630   $  5,637
        1,181      1,080      1,073      1,296      1,249        762
     $  13.53   $  12.44   $  10.59   $  10.21   $   9.31   $   7.40
         8.8%      17.4%       3.8%       9.6%      25.9%     (24.1%)
           --       0.3%       0.9%       1.0%       1.0%       0.8%
     $  4,470   $  3,829   $  3,129   $  3,137   $  2,835   $    810
          303        283        272        284        281        101
     $  14.71   $  13.51   $  11.49   $  11.06   $  10.07   $   7.99
         8.8%      17.6%       3.9%       9.8%      26.1%     (20.1%)
           --       0.3%       0.9%       1.0%       1.1%       2.5%
     $     63   $     42   $    282   $    273   $     46   $     --
            3          2         19         19          3         --
     $  19.12   $  17.60   $  15.03   $  14.52   $  13.28   $     --
         8.6%      17.1%       3.5%       9.3%      32.8%         --
           --         --       1.0%       1.0%       1.8%         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
                                                              INCOME & GROWTH--INITIAL CLASS
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $ 36,136   $ 37,676   $ 42,001   $ 46,438   $ 44,045   $ 43,336
Units Outstanding.........................       2,535      2,835      3,636      4,151      4,374      5,461
Variable Accumulation Unit Value..........    $  14.26   $  13.31   $  11.55   $  11.19   $  10.07   $   7.94
Total Return..............................        7.1%      15.2%       3.2%      11.1%      26.9%     (20.6%)
Investment Income Ratio...................          --       0.6%       1.1%       1.7%       1.4%       1.1%

SERIES II POLICIES (b)
Net Assets................................    $    251   $    177   $    314   $    316   $    309   $    213
Units Outstanding.........................          21         16         33         34         37         32
Variable Accumulation Unit Value..........    $  11.73   $  10.96   $   9.52   $   9.24   $   8.33   $   6.57
Total Return..............................        7.0%      15.1%       3.1%      10.9%      26.7%     (20.8%)
Investment Income Ratio...................          --       0.4%       1.1%       1.7%       1.6%       1.8%

SERIES III POLICIES (c)
Net Assets................................    $  9,149   $  9,404   $  8,863   $  8,690   $  7,574   $  3,274
Units Outstanding.........................         796        876        949        959        927        507
Variable Accumulation Unit Value..........    $  11.49   $  10.74   $   9.34   $   9.06   $   8.17   $   6.45
Total Return..............................        7.0%      15.0%       3.0%      10.9%      26.7%     (20.8%)
Investment Income Ratio...................          --       0.6%       1.2%       1.8%       1.8%       1.7%

SERIES IV POLICIES (d)
Net Assets................................    $  2,598   $  2,554   $  2,369   $  2,452   $  2,018   $    529
Units Outstanding.........................         178        187        200        214        195         65
Variable Accumulation Unit Value..........    $  14.61   $  13.64   $  11.85   $  11.48   $  10.34   $   8.15
Total Return..............................        7.1%      15.2%       3.2%      11.0%      26.8%     (18.5%)
Investment Income Ratio...................          --       0.6%       1.1%       1.8%       1.9%       6.2%

SERIES V POLICIES (e)
Net Assets................................    $     21   $     24   $     66   $     12   $      1   $     --
Units Outstanding.........................           1          2          5          1         --         --
Variable Accumulation Unit Value..........    $  15.93   $  14.90   $  13.00   $  12.65   $  11.44   $     --
Total Return..............................        6.9%      14.6%       2.8%      10.6%      14.4%         --
Investment Income Ratio...................          --       0.3%       1.6%       1.1%       4.2%         --

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                  INTERNATIONAL EQUITY--INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
    ---------------------------------------------------------------
    $ 95,988   $ 90,947   $ 67,127   $ 52,910   $ 34,845   $ 23,569
       3,632      3,643      3,484      2,925      2,229      1,933
    $  26.43   $  24.94   $  19.26   $  18.09   $  15.63   $  12.19
        6.0%      29.5%       6.5%      15.7%      28.2%      (5.7%)
          --       0.3%       1.8%       1.1%       2.1%       1.5%

    $  1,485   $  1,182   $    633   $    577   $    425   $    257
          92         78         54         52         45         34
    $  16.05   $  15.16   $  11.72   $  11.02   $   9.54   $   7.45
        5.9%      29.3%       6.3%      15.5%      28.0%      (5.9%)
          --       0.3%       1.6%       0.9%       0.4%       0.2%

    $ 33,507   $ 30,076   $ 18,508   $ 15,214   $ 10,625   $  3,599
       2,112      1,981      1,576      1,377      1,110        481
    $  16.07   $  15.18   $  11.75   $  11.05   $   9.57   $   7.48
        5.9%      29.2%       6.3%      15.5%      27.9%      (5.9%)
          --       0.3%       1.7%       1.1%       2.3%       2.5%

    $  9,586   $  8,631   $  5,810   $  4,582   $  3,285   $    707
         501        478        417        351        291         80
    $  19.08   $  18.01   $  13.91   $  13.07   $  11.30   $   8.82
        6.0%      29.4%       6.4%      15.7%      28.1%     (11.8%)
          --       0.3%       1.8%       1.0%       2.6%       5.9%

    $    666   $  1,858   $    386   $    375   $     62   $     14
          32         94         25         26          5          1
    $  20.80   $  19.67   $  15.26   $  14.39   $  12.49   $   9.79
        5.7%      28.9%       6.0%      15.2%      27.6%      (2.1%)
          --       0.8%       1.8%       1.4%       2.1%       6.6%

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --


                               MAINSTAY VP
                     LARGE CAP GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $ 54,373   $ 56,353   $ 63,856   $ 79,285   $ 97,271   $ 82,525
        3,797      4,322      5,180      6,615      7,818      8,375
     $  14.33   $  13.04   $  12.33   $  11.98   $  12.44   $   9.85
         9.9%       5.7%       2.9%      (3.7%)     26.3%     (29.2%)
           --       0.1%         --       0.2%       0.2%       0.1%
     $    344   $    339   $    439   $    473   $    633   $    479
           43         47         64         71         91         87
     $   7.98   $   7.27   $   6.88   $   6.70   $   6.96   $   5.52
         9.8%       5.6%       2.7%      (3.8%)     26.1%     (29.3%)
           --       0.1%         --       0.2%       0.2%       0.1%
     $ 10,720   $ 10,746   $ 10,732   $ 13,389   $ 16,377   $  8,998
        1,577      1,735      1,827      2,343      2,754      1,907
     $   6.80   $   6.19   $   5.87   $   5.72   $   5.95   $   4.72
         9.8%       5.5%       2.7%      (3.9%)     26.0%     (29.4%)
           --       0.1%         --       0.2%       0.2%       0.1%
     $  3,235   $  3,039   $  3,000   $  3,497   $  3,610   $  1,117
          282        291        304        364        362        141
     $  11.46   $  10.43   $   9.87   $   9.60   $   9.97   $   7.90
         9.9%       5.7%       2.9%      (3.7%)     26.2%     (21.0%)
           --       0.1%         --       0.2%       0.2%       0.3%
     $     90   $    101   $     90   $     77   $     48   $     --
            7          8          8          7          4         --
     $  13.70   $  12.49   $  11.87   $  11.58   $  12.08   $   9.60
         9.7%       5.3%       2.4%      (4.1%)     25.8%      (4.0%)
           --       0.1%         --       0.3%       0.3%         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
                                                                MID CAP CORE--INITIAL CLASS
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $ 51,364   $ 48,130   $ 47,318   $ 38,315   $ 24,078   $ 15,024
Units Outstanding.........................       2,759      2,876      3,204      2,964      2,245      1,872
Variable Accumulation Unit Value..........    $  18.62   $  16.74   $  14.77   $  12.92   $  10.73   $   8.03
Total Return..............................       11.2%      13.4%      14.3%      20.5%      33.6%     (14.1%)
Investment Income Ratio...................          --         --       0.6%       0.6%       0.5%       0.4%

SERIES II POLICIES (b)
Net Assets................................    $    513   $    468   $    313   $    155   $    170   $     69
Units Outstanding.........................          26         26         20         11         15          8
Variable Accumulation Unit Value..........    $  19.98   $  17.98   $  15.89   $  13.93   $  11.57   $   8.67
Total Return..............................       11.1%      13.2%      14.1%      20.3%      33.4%     (13.3%)
Investment Income Ratio...................          --         --       0.7%       0.4%       0.5%       0.5%

SERIES III POLICIES (c)
Net Assets................................    $ 21,643   $ 20,399   $ 20,574   $ 15,820   $ 11,573   $  3,510
Units Outstanding.........................       1,128      1,182      1,348      1,182      1,040        420
Variable Accumulation Unit Value..........    $  19.19   $  17.27   $  15.27   $  13.39   $  11.13   $   8.35
Total Return..............................       11.1%      13.1%      14.0%      20.3%      33.3%     (14.3%)
Investment Income Ratio...................          --         --       0.6%       0.5%       0.6%       0.7%

SERIES IV POLICIES (d)
Net Assets................................    $  7,730   $  7,055   $  6,824   $  5,835   $  4,278   $  1,240
Units Outstanding.........................         410        416        456        445        393        152
Variable Accumulation Unit Value..........    $  18.85   $  16.95   $  14.96   $  13.10   $  10.88   $   8.14
Total Return..............................       11.2%      13.3%      14.2%      20.4%      33.5%     (18.6%)
Investment Income Ratio...................          --         --       0.6%       0.5%       0.5%       1.0%

SERIES V POLICIES (e)
Net Assets................................    $     28   $     26   $     27   $     24   $     45   $     10
Units Outstanding.........................           1          1          2          2          4          1
Variable Accumulation Unit Value..........    $  22.04   $  19.86   $  17.60   $  15.47   $  12.90   $   9.70
Total Return..............................       11.0%      12.8%      13.7%      20.0%      33.0%      (3.0%)
Investment Income Ratio...................          --         --       0.5%       0.3%       0.6%       1.1%

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP                                      MAINSTAY VP
                           MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
          ---------------------------------------------------------------   ------------------------------
            2007       2006       2005       2004       2003       2002       2007       2006       2005
          ------------------------------------------------------------------------------------------------
          $ 66,299   $ 63,407   $ 66,803   $ 54,207   $ 36,546   $ 11,317   $ 91,849   $ 90,427   $ 96,022
             4,181      4,615      5,239      4,905      3,998      1,768      5,858      6,320      7,547
          $  15.86   $  13.75   $  12.76   $  11.05   $   9.14   $   6.40   $  15.68   $  14.31   $  12.72
             15.4%       7.7%      15.5%      20.9%      42.8%     (29.6%)      9.6%      12.5%       4.2%
                --         --         --         --         --         --         --       0.1%       0.8%

          $    446   $    365   $    470   $    292   $    198   $    142   $    670   $    614   $    715
                22         21         29         21         17         17         43         43         57
          $  20.16   $  17.49   $  16.26   $  14.10   $  11.68   $   8.19   $  15.49   $  14.14   $  12.59
             15.3%       7.5%      15.3%      20.7%      42.6%     (29.7%)      9.5%      12.3%       4.1%
                --         --         --         --         --         --         --       0.1%       0.7%

          $ 24,902   $ 23,626   $ 26,887   $ 22,005   $ 17,706   $  3,961   $ 44,435   $ 42,392   $ 43,214
             1,552      1,697      2,077      1,958      1,901        606      2,891      2,953      3,378
          $  16.05   $  13.93   $  12.96   $  11.24   $   9.32   $   6.54   $  15.73   $  14.36   $  12.79
             15.2%       7.5%      15.3%      20.7%      42.5%     (29.7%)      9.5%      12.2%       4.0%
                --         --         --         --         --         --         --       0.1%       0.8%

          $  9,801   $  9,021   $  9,387   $  7,944   $  5,924   $  1,392   $ 14,777   $ 14,247   $ 13,991
               566        600        672        657        592        199        966      1,021      1,127
          $  17.33   $  15.02   $  13.96   $  12.09   $  10.01   $   7.01   $  15.30   $  13.96   $  12.42
             15.3%       7.7%      15.4%      20.8%      42.7%     (29.9%)      9.6%      12.4%       4.2%
                --         --         --         --         --         --         --       0.1%       0.8%

          $     22   $     19   $     45   $    106   $    107   $     15   $    216   $    212   $    259
                 1          1          2          6          7          2         14         15         21
          $  24.76   $  21.51   $  20.06   $  17.45   $  14.50   $  10.20   $  15.21   $  13.91   $  12.42
             15.1%       7.2%      15.0%      20.4%      42.1%       2.0%       9.4%      12.0%       3.8%
                --         --         --         --         --         --         --       0.1%       0.6%

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --


                   MAINSTAY VP
           MID CAP VALUE--INITIAL CLASS
          ------------------------------
            2004       2003       2002
          ------------------------------
          $ 89,742   $ 65,297   $ 44,528
             7,353      6,201      5,378
          $  12.20   $  10.53   $   8.28
             15.9%      27.2%     (15.8%)
              0.9%       1.1%       1.3%
          $    807   $    678   $    549
                67         65         67
          $  12.10   $  10.45   $   8.23
             15.7%      27.0%     (15.9%)
              0.9%       1.0%       1.6%
          $ 40,034   $ 30,861   $ 15,132
             3,255      2,903      1,806
          $  12.30   $  10.63   $   8.38
             15.7%      26.9%     (15.9%)
              0.9%       1.2%       2.1%
          $ 13,799   $ 11,463   $  3,414
             1,158      1,114        422
          $  11.92   $  10.29   $   8.09
             15.9%      27.1%     (19.1%)
              0.9%       1.3%       3.9%
          $    378   $    302   $    113
                32         29         14
          $  11.97   $  10.37   $   8.19
             15.4%      26.6%     (18.1%)
              0.8%       1.2%       3.5%
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
                                                               S&P 500 INDEX--INITIAL CLASS
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $406,260   $425,316   $463,829   $533,383   $535,415   $447,495
Units Outstanding.........................      14,421     16,021     19,872     23,603     25,814     27,274
Variable Accumulation Unit Value..........    $  28.18   $  26.58   $  23.35   $  22.60   $  20.74   $  16.41
Total Return..............................        6.0%      13.8%       3.3%       9.0%      26.4%     (23.3%)
Investment Income Ratio...................          --       0.5%       1.1%       1.5%       1.4%       1.2%

SERIES II POLICIES (b)
Net Assets................................    $  1,087   $  1,128   $  1,578   $  1,797   $  1,788   $  1,559
Units Outstanding.........................         102        112        179        210        227        250
Variable Accumulation Unit Value..........    $  10.63   $  10.04   $   8.83   $   8.56   $   7.87   $   6.23
Total Return..............................        6.0%      13.7%       3.2%       8.8%      26.2%     (23.4%)
Investment Income Ratio...................          --       0.5%       1.1%       1.5%       1.3%       1.4%

SERIES III POLICIES (c)
Net Assets................................    $ 66,326   $ 71,942   $ 72,357   $ 76,899   $ 70,812   $ 37,642
Units Outstanding.........................       6,547      7,380      8,434      9,241      9,253      6,206
Variable Accumulation Unit Value..........    $  10.33   $   9.75   $   8.58   $   8.32   $   7.65   $   6.07
Total Return..............................        5.9%      13.6%       3.1%       8.7%      26.2%     (23.5%)
Investment Income Ratio...................          --       0.5%       1.2%       1.5%       1.6%       1.8%

SERIES IV POLICIES (d)
Net Assets................................    $ 22,068   $ 21,846   $ 21,290   $ 21,843   $ 19,067   $  5,417
Units Outstanding.........................       1,569      1,647      1,826      1,935      1,839        660
Variable Accumulation Unit Value..........    $  14.06   $  13.26   $  11.66   $  11.29   $  10.37   $   8.20
Total Return..............................        6.0%      13.8%       3.3%       8.9%      26.4%     (18.0%)
Investment Income Ratio...................          --       0.5%       1.2%       1.6%       1.8%       6.1%

SERIES V POLICIES (e)
Net Assets................................    $    201   $    191   $    345   $    414   $    264   $     76
Units Outstanding.........................          12         12         25         31         21          8
Variable Accumulation Unit Value..........    $  16.57   $  15.66   $  13.82   $  13.43   $  12.39   $   9.84
Total Return..............................        5.8%      13.3%       2.9%       8.5%      25.8%      (1.6%)
Investment Income Ratio...................          --       0.3%       1.1%       1.6%       1.7%       8.6%

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP                                      MAINSTAY VP
                    SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $ 30,958   $ 33,405   $ 38,454   $ 45,369   $ 40,155   $ 17,889   $146,409   $155,310   $179,431
       2,637      2,996      3,613      4,375      4,177      2,600      6,849      7,691      9,593
    $  11.75   $  11.16   $  10.64   $  10.37   $   9.61   $   6.88   $  21.40   $  20.23   $  18.74
        5.3%       4.8%       2.6%       7.9%      39.7%     (27.4%)      5.8%       8.0%       5.0%
          --         --         --         --         --         --         --       0.6%       1.4%

    $    122   $    167   $    363   $    449   $    426   $    267   $    383   $    365   $    500
          10         15         33         42         43         38         39         39         58
    $  12.00   $  11.40   $  10.89   $  10.63   $   9.86   $   7.07   $   9.80   $   9.27   $   8.60
        5.2%       4.7%       2.5%       7.7%      39.5%     (27.5%)      5.7%       7.8%       4.9%
          --         --         --         --         --         --         --       0.5%       1.3%

    $ 13,375   $ 14,717   $ 16,095   $ 18,573   $ 17,970   $  5,362   $ 16,619   $ 17,053   $ 18,186
       1,152      1,335      1,527      1,804      1,879        782      1,773      1,924      2,210
    $  11.61   $  11.04   $  10.55   $  10.30   $   9.56   $   6.86   $   9.37   $   8.87   $   8.23
        5.2%       4.6%       2.4%       7.7%      39.4%     (27.6%)      5.7%       7.8%       4.8%
          --         --         --         --         --         --         --       0.6%       1.4%

    $  6,989   $  7,081   $  7,745   $  8,101   $  7,514   $  1,798   $  6,251   $  6,426   $  6,488
         553        590        677        726        726        243        484        526        573
    $  12.63   $  12.00   $  11.45   $  11.16   $  10.35   $   7.41   $  12.93   $  12.22   $  11.33
        5.3%       4.8%       2.6%       7.8%      39.7%     (25.9%)      5.8%       7.9%       5.0%
          --         --         --         --         --         --         --       0.6%       1.5%

    $     58   $     57   $     78   $    130   $    126   $     14   $     48   $     46   $    308
           4          4          6         10         11          2          3          3         24
    $  13.91   $  13.23   $  12.68   $  12.41   $  11.55   $   8.31   $  14.46   $  13.69   $  12.74
        5.1%       4.4%       2.2%       7.4%      39.1%     (16.9%)      5.6%       7.5%       4.6%
          --         --         --         --         --         --         --       0.2%       1.4%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


              MAINSTAY VP
      TOTAL RETURN--INITIAL CLASS
     ------------------------------
       2004       2003       2002
     ------------------------------
     $216,659   $233,917   $213,473
       12,145     13,754     14,813
     $  17.84   $  17.01   $  14.41
         4.9%      18.0%     (17.7%)
         1.6%       1.9%       2.3%
     $    724   $  1,895   $  1,847
           88        242        278
     $   8.20   $   7.83   $   6.64
         4.7%      17.8%     (17.8%)
         1.0%       1.7%       2.4%
     $ 21,718   $ 21,510   $ 11,221
        2,767      2,868      1,762
     $   7.85   $   7.50   $   6.37
         4.7%      17.8%     (17.9%)
         1.7%       2.3%       3.6%
     $  6,866   $  6,662   $  2,063
          636        647        236
     $  10.79   $  10.29   $   8.73
         4.8%      18.0%     (12.7%)
         1.7%       2.6%      11.3%
     $    351   $    305   $     12
           29         26          1
     $  12.19   $  11.67   $   9.93
         4.4%      17.5%      (0.7%)
         1.8%       3.1%      23.1%
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
                                                                   VALUE--INITIAL CLASS
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $177,787   $183,429   $184,372   $205,052   $202,324   $169,824
Units Outstanding.........................       6,762      7,477      8,804     10,255     11,104     11,706
Variable Accumulation Unit Value..........    $  26.29   $  24.56   $  20.95   $  19.99   $  18.22   $  14.51
Total Return..............................        7.1%      17.2%       4.8%       9.7%      25.6%     (22.2%)
Investment Income Ratio...................          --       0.4%       1.1%       1.1%       1.6%       1.4%

SERIES II POLICIES (b)
Net Assets................................    $  1,096   $    729   $    936   $  1,017   $  1,072   $    903
Units Outstanding.........................          72         51         77         87        101        106
Variable Accumulation Unit Value..........    $  15.28   $  14.28   $  12.20   $  11.66   $  10.64   $   8.49
Total Return..............................        7.0%      17.0%       4.6%       9.6%      25.4%     (22.3%)
Investment Income Ratio...................          --       0.3%       1.1%       1.1%       1.6%       1.5%

SERIES III POLICIES (c)
Net Assets................................    $ 45,527   $ 45,206   $ 42,103   $ 40,492   $ 36,811   $ 22,026
Units Outstanding.........................       3,123      3,319      3,616      3,635      3,619      2,714
Variable Accumulation Unit Value..........    $  14.58   $  13.63   $  11.65   $  11.14   $  10.17   $   8.11
Total Return..............................        7.0%      17.0%       4.6%       9.5%      25.4%     (22.3%)
Investment Income Ratio...................          --       0.4%       1.2%       1.2%       1.8%       2.1%

SERIES IV POLICIES (d)
Net Assets................................    $ 12,411   $ 12,559   $ 11,565   $ 11,987   $ 11,041   $  3,870
Units Outstanding.........................         895        967      1,046      1,135      1,147        505
Variable Accumulation Unit Value..........    $  13.87   $  12.95   $  11.06   $  10.56   $   9.63   $   7.67
Total Return..............................        7.1%      17.2%       4.7%       9.7%      25.5%     (23.3%)
Investment Income Ratio...................          --       0.4%       1.2%       1.2%       1.9%       6.1%

SERIES V POLICIES (e)
Net Assets................................    $    137   $    131   $    179   $    234   $    230   $     50
Units Outstanding.........................           9          9         15         21         22          6
Variable Accumulation Unit Value..........    $  14.82   $  13.87   $  11.89   $  11.40   $  10.43   $   8.34
Total Return..............................        6.8%      16.7%       4.3%       9.2%      25.0%     (16.6%)
Investment Income Ratio...................          --       0.3%       1.0%       1.1%       2.0%       8.9%

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           CVS CALVERT
                                  ALGER AMERICAN                                             SOCIAL
                              SMALL CAPITALIZATION--                                        BALANCED
                                  CLASS O SHARES                                            PORTFOLIO
          ---------------------------------------------------------------   -----------------------------------------
            2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
          -----------------------------------------------------------------------------------------------------------
          $ 67,570   $ 67,921   $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 23,823   $ 25,281   $ 28,572   $ 30,071
             4,468      5,028      5,793      6,515      6,994      7,192      1,162      1,268      1,536      1,684
          $  15.14   $  13.53   $  11.43   $   9.92   $   8.63   $   6.15   $  20.50   $  19.96   $  18.61   $  17.86
             11.9%      18.3%      15.3%      15.0%      40.4%     (27.3%)      2.7%       7.3%       4.2%       6.8%
                --         --         --         --         --         --         --       2.1%       1.7%       1.7%

          $    400   $    410   $    430   $    442   $    418   $    417   $    278   $    213   $    155   $    157
                38         43         54         64         69         97         26         21         16         17
          $  10.56   $   9.44   $   7.99   $   6.94   $   6.05   $   4.31   $  10.62   $  10.35   $   9.66   $   9.29
             11.8%      18.2%      15.1%      14.8%      40.2%     (27.4%)      2.7%       7.1%       4.0%       6.6%
                --         --         --         --         --         --         --       2.4%       1.9%       1.6%

          $ 14,590   $ 14,487   $ 12,448   $ 12,381   $ 10,455   $  5,200   $  9,916   $ 10,060   $ 10,766   $ 10,514
             1,494      1,660      1,686      1,925      1,865      1,299        963      1,004      1,148      1,166
          $   9.77   $   8.74   $   7.40   $   6.43   $   5.61   $   4.00   $  10.30   $  10.03   $   9.37   $   9.02
             11.8%      18.1%      15.0%      14.7%      40.1%     (27.4%)      2.6%       7.0%       4.0%       6.5%
                --         --         --         --         --         --         --       2.2%       1.8%       1.8%

          $  3,887   $  3,658   $  3,090   $  2,438   $  2,010   $    376   $  5,895   $  5,824   $  5,075   $  4,417
               193        202        204        185        175         46        444        451        421        382
          $  20.12   $  17.98   $  15.20   $  13.20   $  11.49   $   8.19   $  13.27   $  12.92   $  12.06   $  11.58
             11.9%      18.3%      15.2%      14.9%      40.3%     (18.1%)      2.7%       7.2%       4.1%       6.7%
                --         --         --         --         --         --         --       2.4%       1.9%       2.1%

          $     77   $     88   $    133   $    147   $     54   $     --   $    800   $    867   $    833   $    751
                 3          4          7          9          4         --         56         62         64         60
          $  23.36   $  20.91   $  17.75   $  15.47   $  13.52   $     --   $  14.25   $  13.90   $  13.02   $  12.55
             11.7%      17.8%      14.7%      14.4%      35.2%         --       2.5%       6.8%       3.7%       6.3%
                --         --         --         --         --         --         --       2.4%       1.9%       2.7%

          $     --   $     --   $     --   $     --   $     --   $     --   $  2,981   $  2,954   $  2,345   $  1,673
                --         --         --         --         --         --        228        232        197        146
          $     --   $     --   $     --   $     --   $     --   $     --   $  13.07   $  12.74   $  11.92   $  11.48
                --         --         --         --         --         --       2.6%       6.9%       3.8%       6.4%
                --         --         --         --         --         --         --       2.6%       2.1%       2.5%

              CVS CALVERT
                SOCIAL
               BALANCED
               PORTFOLIO
          -------------------
            2003       2002
          -------------------
          $ 27,683   $ 23,139
             1,655      1,627
          $  16.73   $  14.22
             17.7%     (13.4%)
              2.0%       2.7%
          $    125   $    111
                14         15
          $   8.71   $   7.42
             17.5%     (13.5%)
              1.8%       3.1%
          $  8,419   $  3,779
               995        524
          $   8.46   $   7.21
             17.4%     (13.5%)
              2.6%       4.1%
          $  2,279   $    352
               210         38
          $  10.85   $   9.23
             17.6%      (7.7%)
              3.5%      10.3%
          $     70   $      5
                 6          1
          $  11.81   $  10.08
             17.1%       0.8%
              4.6%      24.6%
          $    469   $     --
                43         --
          $  10.80   $     --
              8.0%         --
              7.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        DREYFUS IP
                                                                    TECHNOLOGY GROWTH--
                                                                      INITIAL SHARES
                                              ---------------------------------------------------------------
                                                2007       2006       2005       2004       2003       2002
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $ 11,102   $ 11,723   $ 12,609   $ 16,780   $ 17,740   $  4,790
Units Outstanding.........................       1,143      1,284      1,423      1,936      2,027        815
Variable Accumulation Unit Value..........    $   9.71   $   9.12   $   8.87   $   8.67   $   8.75   $   5.88
Total Return..............................        6.5%       2.9%       2.3%      (0.9%)     48.9%     (40.3%)
Investment Income Ratio...................          --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................    $    215   $    224   $     91   $    113   $    182   $    156
Units Outstanding.........................          18         20          8         11         17         22
Variable Accumulation Unit Value..........    $  11.79   $  11.08   $  10.79   $  10.56   $  10.67   $   7.18
Total Return..............................        6.4%       2.7%       2.2%      (1.1%)     48.6%     (40.3%)
Investment Income Ratio...................          --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets................................    $  5,107   $  5,428   $  6,397   $  8,362   $ 10,676   $  2,060
Units Outstanding.........................         521        590        715        952      1,201        344
Variable Accumulation Unit Value..........    $   9.80   $   9.21   $   8.98   $   8.79   $   8.89   $   5.98
Total Return..............................        6.4%       2.6%       2.1%      (1.1%)     48.6%     (40.4%)
Investment Income Ratio...................          --         --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets................................    $  1,808   $  1,885   $  2,156   $  2,402   $  2,206   $    367
Units Outstanding.........................         153        170        200        228        207         51
Variable Accumulation Unit Value..........    $  11.81   $  11.09   $  10.79   $  10.55   $  10.65   $   7.16
Total Return..............................        6.4%       2.8%       2.3%      (1.0%)     48.8%     (28.4%)
Investment Income Ratio...................          --         --         --         --         --         --

SERIES V POLICIES (e)
Net Assets................................    $     58   $     48   $     45   $     29   $     32   $     --
Units Outstanding.........................           4          3          3          2          2         --
Variable Accumulation Unit Value..........    $  15.49   $  14.58   $  14.24   $  13.97   $  14.17   $     --
Total Return..............................        6.2%       2.4%       1.9%      (1.4%)     41.7%         --
Investment Income Ratio...................          --         --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................          --         --         --         --         --         --
Variable Accumulation Unit Value..........    $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................          --         --         --         --         --         --
Investment Income Ratio...................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              FIDELITY(R)                                            FIDELITY(R)
                          VIP CONTRAFUND(R)--                                    VIP EQUITY-INCOME--
                             INITIAL CLASS                                          INITIAL CLASS
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $322,252   $328,808   $346,947   $319,270   $291,995   $238,091   $172,782   $176,652   $173,409   $189,506
      11,168     12,342     14,328     15,206     15,836     16,358      7,330      8,089      9,399     10,725
    $  28.87   $  26.67   $  24.21   $  21.00   $  18.44   $  14.56   $  23.60   $  21.86   $  18.45   $  17.67
        8.2%      10.2%      15.3%      13.9%      26.7%     (10.6%)      7.9%      18.5%       4.4%      10.0%
        0.1%       1.3%       0.3%       0.3%       0.5%       0.8%       0.1%       3.3%       1.7%       1.5%

    $  2,326   $  1,816   $  1,588   $  1,465   $  1,321   $    981   $  1,073   $    934   $    662   $  1,372
         154        130        126        133        136        128         70         66         55        119
    $  15.09   $  13.95   $  12.68   $  11.02   $   9.69   $   7.66   $  15.28   $  14.17   $  11.97   $  11.49
        8.2%      10.0%      15.1%      13.7%      26.5%     (10.7%)      7.8%      18.3%       4.2%       9.8%
        0.1%       1.3%       0.3%       0.3%       0.4%       0.8%       0.1%       3.3%       1.8%       1.1%

    $ 64,210   $ 62,163   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $ 44,545   $ 43,301   $ 37,734   $ 39,178
       4,435      4,646      4,831      4,625      4,484      2,627      2,965      3,115      3,203      3,465
    $  14.48   $  13.39   $  12.18   $  10.58   $   9.31   $   7.37   $  15.02   $  13.93   $  11.78   $  11.31
        8.1%       9.9%      15.1%      13.6%      26.4%     (10.8%)      7.8%      18.3%       4.2%       9.8%
        0.1%       1.3%       0.3%       0.3%       0.3%       0.6%       0.1%       3.4%       1.7%       1.5%

    $ 21,534   $ 20,025   $ 18,030   $ 14,290   $ 11,685   $  3,664   $ 11,345   $ 10,984   $  9,392   $  9,223
       1,261      1,269      1,259      1,149      1,070        425        739        772        782        801
    $  17.08   $  15.78   $  14.33   $  12.43   $  10.93   $   8.63   $  15.35   $  14.23   $  12.01   $  11.51
        8.2%      10.1%      15.3%      13.8%      26.6%     (13.7%)      7.9%      18.5%       4.3%       9.9%
        0.1%       1.3%       0.3%       0.3%       0.3%         --       0.1%       3.3%       1.6%       1.5%

    $    509   $    628   $    732   $    526   $    398   $     53   $    323   $    465   $    694   $    651
          26         34         43         36         31          5         21         33         58         56
    $  20.02   $  18.54   $  16.91   $  14.73   $  12.99   $  10.30   $  15.24   $  14.15   $  12.00   $  11.54
        8.0%       9.7%      14.8%      13.4%      26.1%       3.0%       7.7%      18.0%       3.9%       9.5%
        0.1%       1.3%       0.3%       0.3%       0.2%         --       0.1%       3.7%       1.6%       1.2%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --


         FIDELITY(R)
     VIP EQUITY-INCOME--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
     $179,594   $144,348
       11,179     11,548
     $  16.07   $  12.50
        28.5%     (18.1%)
         1.8%       1.7%
     $    877   $    626
           84         77
     $  10.46   $   8.15
        28.3%     (18.2%)
         1.8%       1.5%
     $ 36,552   $ 20,493
        3,548      2,552
     $  10.30   $   8.03
        28.3%     (18.3%)
         1.5%       1.3%
     $  8,099   $  2,204
          773        270
     $  10.47   $   8.15
        28.5%     (18.5%)
         1.0%         --
     $    370   $     72
           35          9
     $  10.54   $   8.24
        27.9%     (17.6%)
         1.0%         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                  JANUS ASPEN SERIES
                                                                      BALANCED--
                                                                 INSTITUTIONAL SHARES
                                            ---------------------------------------------------------------
                                              2007       2006       2005       2004       2003       2002
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $351,888   $378,517   $438,220   $501,432   $541,659   $534,854
Units Outstanding.........................    13,980     15,886     20,068     24,437     28,250     31,372
Variable Accumulation Unit Value..........  $  25.18   $  23.85   $  21.84   $  20.52   $  19.17   $  17.05
Total Return..............................      5.6%       9.2%       6.5%       7.0%      12.5%      (7.7%)
Investment Income Ratio...................      2.8%       2.1%       2.2%       2.2%       2.2%       2.4%

SERIES II POLICIES (b)
Net Assets................................  $  1,464   $  1,377   $  1,886   $  2,176   $  2,620   $  2,506
Units Outstanding.........................       113        112        167        205        264        283
Variable Accumulation Unit Value..........  $  12.99   $  12.31   $  11.29   $  10.62   $   9.94   $   8.85
Total Return..............................      5.5%       9.0%       6.3%       6.9%      12.3%      (7.9%)
Investment Income Ratio...................      3.0%       2.1%       2.2%       2.1%       2.2%       2.5%

SERIES III POLICIES (c)
Net Assets................................  $ 59,821   $ 62,239   $ 65,609   $ 74,259   $ 79,154   $ 54,824
Units Outstanding.........................     4,902      5,382      6,178      7,429      8,458      6,575
Variable Accumulation Unit Value..........  $  12.20   $  11.57   $  10.62   $  10.00   $   9.36   $   8.34
Total Return..............................      5.5%       9.0%       6.2%       6.8%      12.2%      (7.9%)
Investment Income Ratio...................      2.8%       2.1%       2.2%       2.2%       2.4%       3.1%

SERIES IV POLICIES (d)
Net Assets................................  $ 18,776   $ 19,557   $ 19,881   $ 21,177   $ 21,004   $  8,129
Units Outstanding.........................     1,386      1,523      1,691      1,916      2,032        884
Variable Accumulation Unit Value..........  $  13.55   $  12.83   $  11.76   $  11.05   $  10.33   $   9.19
Total Return..............................      5.6%       9.1%       6.4%       7.0%      12.4%      (8.1%)
Investment Income Ratio...................      2.8%       2.1%       2.3%       2.3%       2.6%       5.6%

SERIES V POLICIES (e)
Net Assets................................  $    277   $    414   $    680   $    647   $    513   $     82
Units Outstanding.........................        20         32         56         57         48          9
Variable Accumulation Unit Value..........  $  13.86   $  13.15   $  12.10   $  11.42   $  10.72   $   9.57
Total Return..............................      5.4%       8.7%       6.0%       6.5%      12.0%      (4.3%)
Investment Income Ratio...................      2.3%       2.0%       2.3%       2.4%       2.9%       5.1%

SERIES VI POLICIES (f)
Net Assets................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          JANUS ASPEN SERIES                                      MFS(R)
                          WORLDWIDE GROWTH--                             INVESTORS TRUST SERIES--
                         INSTITUTIONAL SHARES                                 INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $172,208   $173,489   $189,175   $231,574   $266,039   $250,712   $ 17,962   $ 19,437   $ 21,375
       8,310      9,403     11,939     15,251     18,103     20,859      1,527      1,764      2,160
    $  20.74   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  11.77   $  11.03   $   9.90
       12.3%      16.6%       4.4%       3.3%      22.3%     (26.5%)      6.7%      11.4%       5.8%
        0.8%       1.7%       1.3%       1.0%       1.1%       0.9%       1.7%       0.5%       0.6%

    $    448   $    691   $    829   $    985   $  1,136   $  1,024   $    241   $    322   $    323
          51         88        123        152        181        199         23         33         37
    $   8.80   $   7.84   $   6.74   $   6.46   $   6.27   $   5.13   $  10.38   $   9.73   $   8.75
       12.2%      16.4%       4.2%       3.2%      22.1%     (26.6%)      6.6%      11.3%       5.7%
        0.8%       1.8%       1.3%       0.9%       1.0%       0.7%       1.7%       0.5%       0.6%

    $ 15,970   $ 15,213   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $  5,263   $  5,335   $  5,819
       1,981      2,115      2,375      2,864      3,479      2,806        516        558        677
    $   8.06   $   7.19   $   6.18   $   5.93   $   5.75   $   4.71   $  10.19   $   9.56   $   8.60
       12.1%      16.3%       4.2%       3.1%      22.0%     (26.7%)      6.6%      11.2%       5.6%
        0.9%       1.8%       1.4%       1.0%       1.4%       1.0%       1.7%       0.5%       0.6%

    $  6,249   $  6,014   $  5,713   $  6,016   $  6,275   $  2,078   $  1,346   $  1,334   $  1,287
         466        504        557        612        659        267        100        104        113
    $  13.41   $  11.94   $  10.25   $   9.83   $   9.52   $   7.79   $  13.51   $  12.67   $  11.37
       12.2%      16.5%       4.3%       3.3%      22.2%     (22.1%)      6.7%      11.4%       5.8%
        0.9%       1.8%       1.4%       1.0%       1.3%       2.5%       1.7%       0.5%       0.6%

    $     73   $     81   $    134   $    135   $     84   $     --   $     71   $     70   $     91
           4          5         10         11          7         --          4          4          6
    $  16.83   $  15.03   $  12.97   $  12.48   $  12.13   $   9.96   $  16.93   $  15.90   $  14.35
       12.0%      15.9%       3.9%       2.9%      21.8%      (0.4%)      6.5%      10.8%       5.4%
        0.9%       1.6%       1.4%       1.2%       1.2%         --       1.7%       0.4%       0.6%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


                 MFS(R)
        INVESTORS TRUST SERIES--
             INITIAL CLASS
     ------------------------------
       2004       2003       2002
     ------------------------------
     $ 24,302   $ 24,572   $ 22,189
        2,599      2,885      3,138
     $   9.35   $   8.52   $   7.07
         9.8%      20.5%     (22.1%)
         0.6%       0.7%       0.6%
     $    368   $    340   $    260
           44         45         41
     $   8.28   $   7.55   $   6.28
         9.6%      20.3%     (22.2%)
         0.6%       0.7%       0.5%
     $  6,024   $  5,795   $  4,309
          740        780        698
     $   8.14   $   7.43   $   6.18
         9.6%      20.2%     (22.2%)
         0.6%       0.6%       0.5%
     $  1,319   $  1,236   $    463
          123        126         57
     $  10.75   $   9.80   $   8.14
         9.8%      20.4%     (18.6%)
         0.6%       0.6%         --
     $     91   $     74   $     --
            7          6         --
     $  13.62   $  12.46   $     --
         9.3%      24.6%         --
         0.6%       0.3%         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                   MFS(R)
                                                                                  RESEARCH
                                                                            SERIES--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2007       2006       2005       2004       2003       2002
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 23,076   $ 25,440   $ 30,730   $ 34,542   $ 33,395   $ 29,511
Units Outstanding..................................       1,811      2,180      2,867      3,422      3,779      4,107
Variable Accumulation Unit Value...................    $  12.77   $  11.69   $  10.73   $  10.09   $   8.84   $   7.19
Total Return.......................................        9.2%       8.9%       6.3%      14.2%      23.0%     (25.6%)
Investment Income Ratio............................        1.4%       0.5%       0.5%       1.1%       0.7%       0.3%

SERIES II POLICIES (b)
Net Assets.........................................    $    218   $    238   $    246   $    298   $    307   $    270
Units Outstanding..................................          24         29         32         42         49         53
Variable Accumulation Unit Value...................    $   9.01   $   8.25   $   7.59   $   7.15   $   6.27   $   5.10
Total Return.......................................        9.1%       8.8%       6.1%      14.1%      22.8%     (25.7%)
Investment Income Ratio............................        1.4%       0.5%       0.5%       1.1%       0.7%       0.3%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,461   $  5,379   $  5,561   $  6,554   $  6,172   $  4,401
Units Outstanding..................................         635        683        767        958      1,029        900
Variable Accumulation Unit Value...................    $   8.61   $   7.89   $   7.26   $   6.84   $   6.00   $   4.89
Total Return.......................................        9.1%       8.7%       6.1%      14.0%      22.7%     (25.7%)
Investment Income Ratio............................        1.4%       0.5%       0.5%       1.1%       0.6%       0.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,115   $  1,079   $  1,131   $  1,125   $  1,035   $    357
Units Outstanding..................................          80         84         96        102        107         45
Variable Accumulation Unit Value...................    $  13.98   $  12.80   $  11.76   $  11.07   $   9.69   $   7.89
Total Return.......................................        9.2%       8.9%       6.3%      14.2%      22.9%     (21.1%)
Investment Income Ratio............................        1.4%       0.5%       0.5%       1.1%       0.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $      5   $      7   $     22   $     27   $      8   $     --
Units Outstanding..................................          --         --          2          2          1         --
Variable Accumulation Unit Value...................    $  16.81   $  15.43   $  14.23   $  13.44   $  11.82   $   9.65
Total Return.......................................        9.0%       8.4%       5.8%      13.7%      22.5%      (3.5%)
Investment Income Ratio............................        1.1%       0.9%       0.4%       0.5%       0.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                MFS(R)                                       NEUBERGER BERMAN
                               UTILITIES                                       AMT MID-CAP
                         SERIES--INITIAL CLASS                          GROWTH PORTFOLIO--CLASS I
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $  2,596   $  2,035   $  2,771   $  1,792   $    870   $    299   $  3,312   $  3,195   $  3,233
         128        118        208        155         97         45        232        258        296
    $  20.36   $  17.25   $  13.33   $  11.57   $   9.01   $   6.72   $  14.27   $  12.35   $  10.92
       18.0%      29.4%      15.2%      28.4%      34.0%     (23.8%)     15.6%      13.1%      12.2%
        2.0%       1.9%       0.5%       1.3%       1.7%       2.4%         --         --         --

    $     87   $     58   $     19   $     23   $     16   $     10   $     50   $     44   $     43
           4          3          1          2          2          1          3          3          4
    $  23.87   $  20.24   $  15.66   $  13.61   $  10.62   $   7.93   $  14.65   $  12.68   $  11.23
       17.9%      29.2%      15.0%      28.2%      33.8%     (23.9%)     15.5%      12.9%      12.0%
        1.5%       1.3%       0.6%       1.3%       2.1%       0.3%         --         --         --

    $  3,608   $  3,030   $  2,247   $  1,955   $  1,138   $    390   $  3,297   $  3,034   $  2,913
         189        188        180        180        134         62        224        238        258
    $  19.04   $  16.15   $  12.50   $  10.87   $   8.49   $   6.35   $  14.71   $  12.74   $  11.28
       17.9%      29.2%      15.0%      28.1%      33.7%     (24.0%)     15.5%      12.9%      11.9%
        2.1%       2.0%       0.6%       1.4%       2.1%       3.0%         --         --         --

    $    184   $    170   $    147   $    132   $    104   $     41   $    777   $    743   $    711
           6          7          7          8          8          4         38         42         45
    $  30.77   $  26.08   $  20.16   $  17.50   $  13.64   $  10.18   $  20.53   $  17.76   $  15.71
       18.0%      29.4%      15.2%      28.3%      33.9%       1.8%      15.6%      13.0%      12.1%
        1.9%       2.4%       0.6%       1.5%       2.2%         --         --         --         --

    $     52   $     41   $     55   $     44   $     15   $     --   $     65   $     75   $    117
           2          2          3          3          1         --          3          4          8
    $  27.19   $  23.09   $  17.92   $  15.62   $  12.22   $     --   $  19.61   $  17.00   $  15.11
       17.8%      28.9%      14.7%      27.8%      22.2%         --      15.4%      12.5%      11.7%
        2.1%       3.0%       0.6%       1.3%         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


            NEUBERGER BERMAN
              AMT MID-CAP
       GROWTH PORTFOLIO--CLASS I
     ------------------------------
       2004       2003       2002
     ------------------------------
     $  3,795   $  4,336   $  1,673
          390        511        249
     $   9.73   $   8.49   $   6.72
        14.7%      26.3%     (30.3%)
           --         --         --
     $     59   $     69   $     26
            6          8          4
     $  10.02   $   8.75   $   6.94
        14.5%      26.1%     (30.4%)
           --         --         --
     $  3,531   $  3,204   $  1,192
          350        364        171
     $  10.08   $   8.81   $   6.99
        14.5%      26.0%     (30.5%)
           --         --         --
     $    672   $    619   $    156
           48         51         16
     $  14.01   $  12.22   $   9.68
        14.6%      26.2%      (3.2%)
           --         --         --
     $    110   $     82   $     --
            8          7         --
     $  13.53   $  11.85   $   9.42
        14.2%      25.8%      (5.8%)
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          ROYCE                            ROYCE
                                                        MICRO-CAP                        SMALL-CAP
                                                       PORTFOLIO--                      PORTFOLIO--
                                                     INVESTMENT CLASS                 INVESTMENT CLASS
                                              ------------------------------   ------------------------------
                                                2007       2006       2005       2007       2006       2005
                                              ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................    $ 20,963   $ 15,285   $  1,905   $ 14,238   $ 11,550   $  4,337
Units Outstanding.........................       1,328      1,051        159      1,018        907        387
Variable Accumulation Unit Value..........    $  15.76   $  14.51   $  12.16   $  13.97   $  12.72   $  11.18
Total Return..............................        8.6%      19.4%      21.6%       9.8%      13.8%      11.8%
Investment Income Ratio...................          --       0.3%       1.5%         --       0.1%         --

SERIES II POLICIES (b)
Net Assets................................    $  1,227   $    642   $     46   $  1,129   $    645   $  1,261
Units Outstanding.........................          77         44          4         85         53        119
Variable Accumulation Unit Value..........    $  15.86   $  14.62   $  12.27   $  13.19   $  12.01   $  10.56
Total Return..............................        8.5%      19.2%      22.7%       9.7%      13.7%       5.6%
Investment Income Ratio...................          --       0.3%       1.5%         --         --         --

SERIES III POLICIES (c)
Net Assets................................    $ 12,833   $ 10,364   $  1,555   $  9,242   $  6,938   $  2,400
Units Outstanding.........................         825        719        133        685        563        221
Variable Accumulation Unit Value..........    $  15.55   $  14.34   $  12.04   $  13.50   $  12.30   $  10.83
Total Return..............................        8.4%      19.1%      20.4%       9.7%      13.6%       8.3%
Investment Income Ratio...................          --       0.3%       1.5%         --       0.1%         --

SERIES IV POLICIES (d)
Net Assets................................    $ 17,171   $ 11,636   $  2,259   $ 11,952   $  8,687   $  3,127
Units Outstanding.........................       1,118        821        190        870        694        284
Variable Accumulation Unit Value..........    $  15.34   $  14.14   $  11.85   $  13.72   $  12.49   $  10.98
Total Return..............................        8.5%      19.3%      18.5%       9.8%      13.8%       9.8%
Investment Income Ratio...................          --       0.3%       1.6%         --       0.1%         --

SERIES V POLICIES (e)
Net Assets................................    $    915   $    462   $     77   $    413   $    311   $     62
Units Outstanding.........................          61         33          7         32         26          6
Variable Accumulation Unit Value..........    $  15.03   $  13.87   $  11.67   $  13.00   $  11.86   $  10.47
Total Return..............................        8.3%      18.8%      16.7%       9.6%      13.3%       4.7%
Investment Income Ratio...................          --       0.3%       2.3%         --       0.1%         --

SERIES VI POLICIES (f)
Net Assets................................    $  9,752   $  7,136   $    854   $  6,937   $  5,019   $  1,622
Units Outstanding.........................         626        499         68        512        405        148
Variable Accumulation Unit Value..........    $  15.45   $  14.26   $  11.98   $  13.54   $  12.35   $  10.90
Total Return..............................        8.4%      19.0%      19.8%       9.6%      13.3%       9.0%
Investment Income Ratio...................          --       0.3%       2.0%         --       0.1%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             T. ROWE PRICE                                             VAN ECK
                                EQUITY                                                WORLDWIDE
                           INCOME PORTFOLIO                                          HARD ASSETS
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $148,071   $149,810   $150,117   $144,311   $117,894   $ 89,634   $123,642   $ 94,179   $ 66,110   $ 19,773
       8,267      8,977     10,552     10,397      9,625      9,056      3,535      3,296      2,840      1,271
    $  17.91   $  16.69   $  14.22   $  13.88   $  12.25   $   9.90   $  34.97   $  28.55   $  23.26   $  15.55
        7.3%      17.3%       2.5%      13.3%      23.7%     (14.3%)     22.5%      22.8%      49.6%      22.3%
        1.6%       1.6%       1.6%       1.6%       1.7%       1.7%       0.2%       0.1%       0.2%       0.3%

    $  1,777   $  1,548   $  1,231   $  1,478   $  1,524   $  1,044   $  5,506   $  3,245   $  1,299   $    292
         104         98         91        112        130        110        159        115         56         19
    $  17.01   $  15.86   $  13.54   $  13.24   $  11.70   $   9.47   $  34.52   $  28.20   $  23.01   $  15.41
        7.2%      17.1%       2.3%      13.2%      23.6%     (14.5%)     22.4%      22.6%      49.3%      22.1%
        1.6%       1.6%       1.5%       1.6%       1.7%       1.7%       0.2%         --       0.2%       0.3%

    $ 60,333   $ 59,049   $ 54,289   $ 50,653   $ 41,615   $ 22,371   $ 94,949   $ 77,460   $ 53,056   $ 16,224
       3,704      3,811      4,097      3,910      3,633      2,412      2,830      2,712      2,279      1,040
    $  16.63   $  15.51   $  13.25   $  12.95   $  11.45   $   9.27   $  34.92   $  28.54   $  23.29   $  15.61
        7.2%      17.1%       2.3%      13.1%      23.5%     (14.5%)     22.4%      22.5%      49.3%      22.0%
        1.6%       1.6%       1.6%       1.6%       1.8%       1.9%       0.3%       0.1%       0.2%       0.3%

    $ 16,327   $ 16,286   $ 14,572   $ 13,286   $ 11,020   $  3,453   $ 73,414   $ 50,508   $ 27,352   $  7,059
       1,100      1,176      1,236      1,154      1,084        420      2,212      1,871      1,242        480
    $  14.84   $  13.83   $  11.79   $  11.51   $  10.17   $   8.22   $  33.05   $  26.99   $  22.00   $  14.71
        7.3%      17.3%       2.4%      13.3%      23.7%     (17.8%)     22.5%      22.7%      49.5%      22.2%
        1.6%       1.6%       1.6%       1.6%       1.9%       3.1%       0.2%       0.1%       0.2%       0.2%

    $    298   $    495   $    661   $    634   $    461   $    117   $  3,826   $  2,738   $  1,221   $    371
          20         36         55         54         45         14         93         81         44         20
    $  14.90   $  13.92   $  11.92   $  11.68   $  10.36   $   8.41   $  41.26   $  33.76   $  27.62   $  18.55
        7.1%      16.8%       2.0%      12.8%      23.2%     (15.9%)     22.2%      22.2%      48.9%      21.7%
        1.3%       1.5%       1.6%       1.6%       1.9%       2.7%       0.3%         --       0.2%       0.1%

    $     --   $     --   $     --   $     --   $     --   $     --   $ 56,117   $ 39,009   $ 20,900   $  4,069
          --         --         --         --         --         --      1,533      1,306        853        249
    $     --   $     --   $     --   $     --   $     --   $     --   $  36.44   $  29.80   $  24.36   $  16.35
          --         --         --         --         --         --      22.3%      22.3%      49.0%      21.8%
          --         --         --         --         --         --       0.2%       0.1%       0.2%       0.1%


           VAN ECK
          WORLDWIDE
         HARD ASSETS
     -------------------
       2003       2002
     -------------------
     $ 10,239   $  6,351
          805        714
     $  12.72   $   8.89
        43.1%      (4.2%)
         0.4%       0.5%
     $    190   $     49
           15          6
     $  12.62   $   8.83
        42.8%      (4.3%)
         0.3%       0.3%
     $  5,745   $  2,229
          449        249
     $  12.79   $   8.96
        42.8%      (4.4%)
         0.4%       0.2%
     $  1,461   $    326
          121         39
     $  12.04   $   8.42
        43.0%     (15.8%)
         0.3%         --
     $     63   $     --
            4         --
     $  15.24   $     --
        52.4%         --
           --         --
     $    348   $     --
           26         --
     $  13.42   $     --
        34.2%         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               VAN KAMPEN UIF
                                                                              EMERGING MARKETS
                                                                               EQUITY--CLASS I
                                                       ---------------------------------------------------------------
                                                         2007       2006       2005       2004       2003       2002
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 81,884   $ 77,264   $ 56,637   $ 39,055   $ 33,055   $ 22,764
Units Outstanding..................................       3,104      3,407      3,378      3,076      3,161      3,213
Variable Accumulation Unit Value...................    $  26.38   $  22.66   $  16.76   $  12.70   $  10.46   $   7.09
Total Return.......................................       16.4%      35.2%      32.0%      21.4%      47.6%     (10.2%)
Investment Income Ratio............................          --       0.8%       0.4%       0.7%         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    740   $    830   $    570   $    164   $    697   $    109
Units Outstanding..................................          39         51         47         18         92         21
Variable Accumulation Unit Value...................    $  18.96   $  16.30   $  12.07   $   9.15   $   7.55   $   5.12
Total Return.......................................       16.3%      35.1%      31.8%      21.2%      47.4%     (10.4%)
Investment Income Ratio............................          --       0.8%       0.3%       0.6%         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 22,210   $ 20,872   $ 13,590   $  7,050   $  5,409   $  2,432
Units Outstanding..................................       1,011      1,103        973        663        617        408
Variable Accumulation Unit Value...................    $  21.98   $  18.90   $  14.00   $  10.63   $   8.77   $   5.96
Total Return.......................................       16.3%      35.0%      31.7%      21.2%      47.3%     (10.3%)
Investment Income Ratio............................          --       0.8%       0.4%       0.7%         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,974   $  5,612   $  3,772   $  1,965   $  1,279   $    456
Units Outstanding..................................         204        223        203        139        110         58
Variable Accumulation Unit Value...................    $  29.25   $  25.14   $  18.60   $  14.10   $  11.62   $   7.88
Total Return.......................................       16.4%      35.2%      31.9%      21.3%      47.5%     (21.2%)
Investment Income Ratio............................          --       0.7%       0.4%       0.7%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     78   $    151   $    112   $     57   $     19   $     --
Units Outstanding..................................           2          5          5          3          1         --
Variable Accumulation Unit Value...................    $  37.12   $  31.97   $  23.75   $  18.07   $  14.95   $     --
Total Return.......................................       16.1%      34.6%      31.4%      20.9%      49.5%         --
Investment Income Ratio............................          --       0.9%       0.4%       0.7%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                MainStay VP                                 MainStay VP
                                                 Balanced--                                    Bond--
                                               Service Class                               Service Class
                                       ------------------------------   ----------------------------------------------------
                                         2007       2006       2005       2007       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 44,701   $ 46,803   $ 32,603   $ 14,728   $ 13,611   $ 11,334   $  7,474   $  2,929
Units Outstanding....................     3,806      4,111      3,115      1,402      1,297      1,110        737        296
Variable Accumulation Unit Value.....  $  11.73   $  11.38   $  10.46   $  10.50   $  10.49   $  10.20   $  10.15   $   9.91
Total Return.........................      3.0%       8.9%       4.6%       0.1%       2.8%       0.5%       2.4%      (0.9%)
Investment Income Ratio..............        --       2.0%       1.7%         --       1.1%       3.7%       4.8%      13.3%

SERIES II POLICIES (b)
Net Assets...........................  $  3,643   $  3,074   $  1,467   $  1,776   $    858   $    349   $      5   $     --
Units Outstanding....................       312        272        136        170         83         35          1         --
Variable Accumulation Unit Value.....  $  11.66   $  11.32   $  10.41   $  10.33   $  10.33   $  10.06   $  10.02   $     --
Total Return.........................      3.0%       8.7%       4.1%         --       2.7%       0.3%       0.2%         --
Investment Income Ratio..............        --       2.2%       3.0%         --       1.4%       7.8%      48.1%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 33,992   $ 29,963   $ 19,146   $ 25,518   $ 24,795   $ 24,637   $ 19,603   $  6,344
Units Outstanding....................     2,900      2,638      1,825      2,436      2,380      2,427      1,936        640
Variable Accumulation Unit Value.....  $  11.68   $  11.35   $  10.44   $  10.42   $  10.42   $  10.15   $  10.12   $   9.91
Total Return.........................      2.9%       8.7%       4.4%         --       2.6%       0.3%       2.2%      (0.9%)
Investment Income Ratio..............        --       2.0%       2.2%         --       1.0%       3.4%       4.8%      17.1%

SERIES IV POLICIES (d)
Net Assets...........................  $ 30,252   $ 24,827   $ 13,881   $ 28,423   $ 26,094   $ 23,266   $ 16,738   $  5,867
Units Outstanding....................     2,578      2,181      1,320      2,709      2,488      2,275      1,649        592
Variable Accumulation Unit Value.....  $  11.72   $  11.38   $  10.45   $  10.48   $  10.48   $  10.19   $  10.15   $   9.92
Total Return.........................      3.0%       8.8%       4.5%       0.1%       2.8%       0.4%       2.3%      (0.8%)
Investment Income Ratio..............        --       2.1%       2.3%         --       1.1%       3.5%       5.0%      15.6%

SERIES V POLICIES (e)
Net Assets...........................  $  2,322   $  2,054   $  1,509   $  2,826   $  2,662   $  2,429   $  1,362   $    407
Units Outstanding....................       199        181        144        278        260        242        136         41
Variable Accumulation Unit Value.....  $  11.66   $  11.34   $  10.46   $  10.25   $  10.26   $  10.02   $  10.02   $   9.83
Total Return.........................      2.8%       8.4%       4.6%      (0.1%)      2.4%         --       1.9%      (1.7%)
Investment Income Ratio..............        --       2.2%       1.8%         --       1.0%       3.7%       5.2%      14.8%

SERIES VI POLICIES (f)
Net Assets...........................  $ 24,862   $ 22,364   $ 13,375   $ 15,632   $ 15,506   $ 14,340   $  9,200   $  3,343
Units Outstanding....................     2,133      1,975      1,275      1,508      1,497      1,415        912        338
Variable Accumulation Unit Value.....  $  11.64   $  11.32   $  10.43   $  10.35   $  10.36   $  10.11   $  10.09   $   9.89
Total Return.........................      2.8%       8.5%       4.3%      (0.1%)      2.5%       0.1%       2.0%      (1.1%)
Investment Income Ratio..............        --       2.1%       2.2%         --       1.0%       3.7%       5.2%      14.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MainStay VP                                            MainStay VP
                   Capital Appreciation--                                     Common Stock--
                       Service Class                                          Service Class
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 12,156   $ 10,744   $  9,595   $  7,459   $  2,760   $ 11,557   $  9,997   $  7,104   $  4,810   $  1,842
         881        859        788        653        248        717        662        539        387        162
    $  13.79   $  12.51   $  12.17   $  11.42   $  11.15   $  16.10   $  15.09   $  13.17   $  12.44   $  11.40
       10.2%       2.7%       6.6%       2.5%      11.5%       6.7%      14.6%       5.9%       9.1%      14.0%
          --       0.2%         --       0.1%       0.5%         --       0.5%       1.0%       1.6%       3.7%

    $    435   $    208   $     78   $      6   $     --   $    672   $    384   $     34   $     --   $     --
          32         18          7          1         --         52         32          3         --         --
    $  12.40   $  11.26   $  10.98   $  10.31   $     --   $  12.85   $  12.05   $  10.54   $  10.00   $     --
       10.2%       2.6%       6.4%       3.1%         --       6.6%      14.4%       5.4%         --         --
          --       0.2%         --       0.8%         --         --       0.8%       2.7%         --         --

    $ 18,059   $ 16,850   $ 17,835   $ 16,081   $  5,334   $ 16,731   $ 15,284   $ 12,796   $ 10,274   $  3,094
       1,306      1,341      1,456      1,396        474      1,052      1,021        981        832        273
    $  13.83   $  12.56   $  12.25   $  11.52   $  11.26   $  15.90   $  14.91   $  13.04   $  12.34   $  11.34
       10.1%       2.5%       6.4%       2.2%      12.6%       6.6%      14.4%       5.7%       8.9%      13.4%
          --       0.2%         --       0.1%       0.6%         --       0.4%       0.9%       1.7%       4.1%

    $ 12,547   $ 11,896   $ 11,771   $ 10,571   $  4,522   $ 19,473   $ 17,491   $ 14,034   $ 10,070   $  3,340
         912        953        968        926        406      1,205      1,161      1,063        810        293
    $  13.76   $  12.48   $  12.16   $  11.41   $  11.14   $  16.07   $  15.06   $  13.15   $  12.43   $  11.40
       10.2%       2.7%       6.6%       2.4%      11.4%       6.7%      14.5%       5.8%       9.0%      14.0%
          --       0.2%         --       0.1%       0.5%         --       0.4%       0.9%       1.7%       3.4%

    $    499   $    553   $    554   $    429   $     86   $    618   $    449   $    309   $    213   $     38
          38         46         47         38          8         39         30         24         17          3
    $  13.36   $  12.14   $  11.88   $  11.20   $  10.98   $  15.74   $  14.78   $  12.96   $  12.29   $  11.32
       10.0%       2.2%       6.1%       2.0%       9.8%       6.5%      14.1%       5.4%       8.6%      13.2%
          --       0.2%         --       0.1%       1.3%         --       0.5%       0.9%       1.6%       2.4%

    $ 11,243   $ 11,233   $ 11,667   $  8,794   $  2,186   $ 12,128   $ 10,391   $  7,321   $  5,161   $  1,484
         828        909        967        774        197        762        697        561        417        130
    $  13.59   $  12.35   $  12.06   $  11.36   $  11.12   $  15.87   $  14.90   $  13.05   $  12.37   $  11.38
       10.1%       2.4%       6.2%       2.1%      11.2%       6.5%      14.2%       5.5%       8.7%      13.8%
          --       0.2%         --       0.1%       0.5%         --       0.5%       1.0%       1.8%       3.4%

           MainStay VP
           Conservative
           Allocation--
          Service Class
     ------------------------
       2007         2006
     ------------------------
     $ 24,561     $ 17,229
        2,215        1,612
     $  11.05     $  10.66
         3.6%         6.6%
           --         1.9%
     $  4,555     $  1,967
          407          179
     $  11.00     $  10.62
         3.6%         6.2%
           --         2.0%
     $ 16,250     $  9,793
        1,473          919
     $  11.02     $  10.65
         3.5%         6.5%
           --         1.9%
     $ 14,075     $  7,239
        1,283          681
     $  10.97     $  10.58
         3.6%         5.8%
           --         2.3%
     $  1,674     $    962
          153           91
     $  10.96     $  10.59
         3.4%         5.9%
           --         2.9%
     $ 14,054     $  8,859
        1,288          837
     $  10.90     $  10.54
         3.5%         5.4%
           --         2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                        MainStay VP                                 MainStay VP
                                                       Convertible--                            Developing Growth--
                                                       Service Class                               Service Class
                                    ----------------------------------------------------   ------------------------------
                                      2007       2006       2005       2004       2003       2007       2006       2005
                                    -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................  $ 18,522   $ 16,277   $ 13,293   $ 10,142   $  3,817   $  6,014   $  4,675   $  3,145
Units Outstanding.................     1,309      1,248      1,105        884        347        345        316        235
Variable Accumulation Unit
 Value............................  $  14.14   $  13.07   $  12.03   $  11.48   $  10.99   $  17.41   $  14.78   $  13.34
Total Return......................      8.2%       8.6%       4.9%       4.4%       9.9%      17.8%      10.8%      10.2%
Investment Income Ratio...........        --       2.4%       1.5%       2.4%       8.3%         --         --         --

SERIES II POLICIES (b)
Net Assets........................  $  2,118   $  1,298   $    358   $     24   $     --   $    343   $    151   $     45
Units Outstanding.................       168        113         34          2         --         24         12          4
Variable Accumulation Unit
 Value............................  $  12.41   $  11.47   $  10.58   $  10.11   $     --   $  14.33   $  12.17   $  11.00
Total Return......................      8.1%       8.4%       4.7%       1.1%         --      17.7%      10.6%      10.0%
Investment Income Ratio...........        --       3.2%       4.8%      58.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets........................  $ 30,188   $ 28,651   $ 25,860   $ 23,424   $  7,798   $  8,261   $  7,058   $  6,081
Units Outstanding.................     2,141      2,198      2,151      2,039        707        484        487        465
Variable Accumulation Unit
 Value............................  $  14.09   $  13.03   $  12.02   $  11.49   $  11.03   $  17.06   $  14.49   $  13.11
Total Return......................      8.1%       8.4%       4.7%       4.2%      10.3%      17.7%      10.6%      10.0%
Investment Income Ratio...........        --       2.3%       1.4%       2.5%       9.0%         --         --         --

SERIES IV POLICIES (d)
Net Assets........................  $ 34,146   $ 30,765   $ 25,647   $ 20,014   $  7,040   $  7,932   $  6,753   $  5,606
Units Outstanding.................     2,431      2,370      2,141      1,754        644        457        458        421
Variable Accumulation Unit
 Value............................  $  14.04   $  12.98   $  11.96   $  11.41   $  10.94   $  17.36   $  14.74   $  13.31
Total Return......................      8.2%       8.6%       4.8%       4.3%       9.4%      17.8%      10.7%      10.1%
Investment Income Ratio...........        --       2.4%       1.5%       2.5%       8.5%         --         --         --

SERIES V POLICIES (e)
Net Assets........................  $  2,136   $  1,829   $  1,608   $  1,466   $    533   $    364   $    266   $    232
Units Outstanding.................       155        143        136        129         49         22         19         18
Variable Accumulation Unit
 Value............................  $  13.82   $  12.80   $  11.84   $  11.34   $  10.91   $  16.82   $  14.31   $  12.97
Total Return......................      8.0%       8.1%       4.4%       3.9%       9.1%      17.6%      10.3%       9.7%
Investment Income Ratio...........        --       2.3%       1.4%       2.4%       9.5%         --         --         --

SERIES VI POLICIES (f)
Net Assets........................  $ 21,659   $ 19,713   $ 16,730   $ 12,642   $  3,430   $  5,840   $  4,415   $  3,248
Units Outstanding.................     1,571      1,545      1,418      1,120        316        336        298        242
Variable Accumulation Unit
 Value............................  $  13.78   $  12.76   $  11.79   $  11.28   $  10.85   $  17.40   $  14.80   $  13.40
Total Return......................      8.0%       8.2%       4.5%       4.0%       8.5%      17.6%      10.4%       9.8%
Investment Income Ratio...........        --       2.4%       1.5%       2.8%       9.2%         --         --         --


                                        MainStay VP
                                    Developing Growth--
                                       Service Class
                                    -------------------
                                      2004       2003
                                    -------------------
SERIES I POLICIES (a)
Net Assets........................  $  1,949   $    637
Units Outstanding.................       161         55
Variable Accumulation Unit
 Value............................  $  12.11   $  11.63
Total Return......................      4.1%      16.3%
Investment Income Ratio...........        --         --
SERIES II POLICIES (b)
Net Assets........................  $      3   $     --
Units Outstanding.................        --         --
Variable Accumulation Unit
 Value............................  $  10.00   $     --
Total Return......................        --         --
Investment Income Ratio...........        --         --
SERIES III POLICIES (c)
Net Assets........................  $  4,769   $  1,458
Units Outstanding.................       400        127
Variable Accumulation Unit
 Value............................  $  11.92   $  11.47
Total Return......................      3.9%      14.7%
Investment Income Ratio...........        --         --
SERIES IV POLICIES (d)
Net Assets........................  $  4,310   $  1,358
Units Outstanding.................       357        117
Variable Accumulation Unit
 Value............................  $  12.09   $  11.62
Total Return......................      4.1%      16.2%
Investment Income Ratio...........        --         --
SERIES V POLICIES (e)
Net Assets........................  $    170   $     64
Units Outstanding.................        14          6
Variable Accumulation Unit
 Value............................  $  11.83   $  11.41
Total Return......................      3.6%      14.1%
Investment Income Ratio...........        --         --
SERIES VI POLICIES (f)
Net Assets........................  $  2,228   $    721
Units Outstanding.................       182         61
Variable Accumulation Unit
 Value............................  $  12.21   $  11.77
Total Return......................      3.7%      17.7%
Investment Income Ratio...........        --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                MainStay VP
             MainStay VP                                 MainStay VP                              Growth
           Floating Rate--                               Government--                           Allocation
            Service Class                               Service Class                          Service Class
    ------------------------------   ----------------------------------------------------   -------------------
      2007       2006       2005       2007       2006       2005       2004       2003       2007       2006
    -----------------------------------------------------------------------------------------------------------
    $ 57,362   $ 66,344   $ 36,518   $ 11,224   $ 10,264   $  8,799   $  6,080   $  2,651   $ 25,979   $ 16,922
       5,323      6,301      3,612      1,101      1,005        881        614        272      2,160      1,524
    $  10.77   $  10.52   $  10.10   $  10.19   $  10.21   $   9.97   $   9.91   $   9.75   $  11.99   $  11.08
        2.3%       4.2%       1.0%      (0.1%)      2.4%       0.7%       1.6%      (2.5%)      8.2%      10.8%
        6.4%       6.1%       4.5%         --       0.9%       3.6%       5.6%      14.3%         --       1.4%

    $ 14,310   $  8,414   $  4,001   $  1,287   $    436   $    316   $      5   $     --   $    868   $    571
       1,322        797        373        124         42         30         --         --         75         53
    $  10.79   $  10.56   $  10.14   $  10.26   $  10.28   $  10.06   $  10.01   $     --   $  11.61   $  10.73
        2.2%       4.1%       1.4%      (0.2%)      2.2%       0.5%       0.1%         --       8.2%       7.3%
        6.3%       6.1%       4.9%         --       1.0%       6.8%      86.3%         --         --       1.6%

    $ 60,361   $ 41,204   $ 13,041   $ 17,839   $ 17,078   $ 16,243   $ 12,875   $  4,087   $ 11,539   $  7,010
       5,607      3,923      1,272      1,772      1,691      1,645      1,310        422        981        646
    $  10.72   $  10.49   $  10.08   $  10.07   $  10.09   $   9.88   $   9.83   $   9.69   $  11.73   $  10.85
        2.2%       4.0%       0.8%      (0.2%)      2.1%       0.5%       1.4%      (3.1%)      8.1%       8.5%
        6.3%       6.2%       4.7%         --       0.9%       3.3%       5.7%      18.2%         --       1.4%

    $ 48,518   $ 35,265   $ 10,796   $ 17,143   $ 16,646   $ 14,766   $ 11,256   $  4,147   $ 15,736   $ 11,086
       4,494      3,353      1,052      1,683      1,630      1,481      1,136        425      1,313        999
    $  10.76   $  10.52   $  10.09   $  10.18   $  10.20   $   9.97   $   9.91   $   9.76   $  11.98   $  11.07
        2.3%       4.2%       0.9%      (0.2%)      2.3%       0.6%       1.6%      (2.4%)      8.2%      10.7%
        6.3%       6.1%       4.8%         --       0.9%       3.4%       5.6%      16.5%         --       1.4%

    $  4,147   $  3,441   $  1,686   $  2,052   $  1,626   $  1,257   $    706   $    421   $    833   $    686
         382        318        164        204        162        127         72         43         72         64
    $  10.86   $  10.64   $  10.25   $  10.02   $  10.06   $   9.87   $   9.85   $   9.74   $  11.63   $  10.77
        2.1%       3.8%       2.5%      (0.4%)      1.9%       0.2%       1.2%      (2.6%)      8.0%       7.7%
        6.4%       6.1%       4.7%         --       1.0%       3.8%       5.1%      14.0%         --       1.2%

    $ 33,267   $ 25,234   $ 11,829   $  9,702   $  9,551   $  8,125   $  4,800   $  1,800   $ 10,676   $  5,801
       3,093      2,411      1,145        965        948        818        487        185        918        511
    $  10.74   $  10.52   $  10.13   $  10.05   $  10.08   $   9.88   $   9.85   $   9.73   $  11.62   $  10.76
        2.1%       3.9%       1.3%      (0.3%)      2.0%       0.3%       1.3%      (2.7%)      8.1%       7.6%
        6.3%       6.1%       4.8%         --       0.9%       3.8%       5.6%      16.2%         --       1.6%


                         MainStay VP
                 High Yield Corporate Bond--
                        Service Class
     ----------------------------------------------------
       2007       2006       2005       2004       2003
     ----------------------------------------------------
     $ 74,842   $ 65,778   $ 50,262   $ 33,434   $ 10,501
        5,201      4,654      3,920      2,643        920
     $  14.38   $  14.12   $  12.81   $  12.65   $  11.41
         1.9%      10.2%       1.2%      10.9%      14.1%
           --       2.0%       6.8%      10.1%      26.0%
     $ 11,847   $  6,351   $  2,500   $     64   $     --
        1,038        552        242          6         --
     $  11.53   $  11.32   $  10.29   $  10.18   $     --
         1.8%      10.0%       1.1%       1.8%         --
           --       2.8%      12.6%      87.4%         --
     $141,609   $134,191   $117,498   $ 94,871   $ 28,302
        9,991      9,605      9,264      7,556      2,495
     $  14.20   $  13.95   $  12.69   $  12.56   $  11.35
         1.8%      10.0%       1.0%      10.7%      13.5%
           --       1.9%       6.4%      10.2%      30.0%
     $135,210   $123,311   $103,496   $ 76,786   $ 25,512
        9,366      8,698      8,052      6,041      2,224
     $  14.43   $  14.17   $  12.86   $  12.71   $  11.47
         1.8%      10.1%       1.2%      10.8%      14.7%
           --       1.9%       6.4%      10.0%      26.4%
     $ 14,110   $ 12,883   $ 11,657   $  8,737   $  2,901
        1,000        929        922        697        255
     $  14.10   $  13.87   $  12.64   $  12.54   $  11.36
         1.6%       9.7%       0.8%      10.4%      13.6%
           --       1.8%       6.5%      10.2%      27.0%
     $ 92,065   $ 81,548   $ 64,705   $ 39,920   $  9,211
        6,492      5,835      5,086      3,173        809
     $  14.18   $  13.94   $  12.69   $  12.58   $  11.39
         1.7%       9.8%       0.9%      10.5%      13.9%
           --       2.0%       7.2%      11.7%      29.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                        MainStay VP                                 MainStay VP
                                                    ICAP Select Equity--                         Income & Growth--
                                                       Service Class                               Service Class
                                    ----------------------------------------------------   ------------------------------
                                      2007       2006       2005       2004       2003       2007       2006       2005
                                    -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................  $  9,869   $  6,252   $  4,281   $  3,119   $    821   $  6,372   $  5,402   $  3,830
Units Outstanding.................       594        413        332        251         73        406        372        302
Variable Accumulation Unit
 Value............................  $  16.42   $  15.10   $  12.87   $  12.40   $  11.32   $  15.54   $  14.53   $  12.64
Total Return......................      8.7%      17.3%       3.8%       9.6%      13.2%       7.0%      14.9%       3.0%
Investment Income Ratio...........        --       0.1%       0.9%       1.2%       2.7%         --       0.5%       1.2%

SERIES II POLICIES (b)
Net Assets........................  $  2,299   $    327   $     37   $     --   $     --   $    666   $    613   $    311
Units Outstanding.................       171         27          3         --         --         64         51         30
Variable Accumulation Unit
 Value............................  $  13.40   $  12.33   $  10.53   $  10.00   $     --   $  12.80   $  11.97   $  10.43
Total Return......................      8.7%      17.2%       5.3%         --         --       6.9%      14.8%       2.9%
Investment Income Ratio...........        --       0.3%       3.1%         --         --         --       0.6%       1.6%

SERIES III POLICIES (c)
Net Assets........................  $ 14,741   $  9,830   $  7,357   $  6,678   $  1,807   $ 10,616   $  9,524   $  8,051
Units Outstanding.................       919        656        576        541        160        669        641        622
Variable Accumulation Unit
 Value............................  $  16.26   $  14.97   $  12.78   $  12.34   $  11.29   $  15.86   $  14.84   $  12.94
Total Return......................      8.6%      17.1%       3.5%       9.3%      12.9%       6.9%      14.7%       2.8%
Investment Income Ratio...........        --       0.1%       0.8%       1.1%       2.9%         --       0.5%       1.2%

SERIES IV POLICIES (d)
Net Assets........................  $ 16,718   $ 11,038   $  7,259   $  5,699   $  2,039   $ 10,594   $  9,406   $  7,628
Units Outstanding.................     1,018        732        563        461        181        668        634        590
Variable Accumulation Unit
 Value............................  $  16.35   $  15.04   $  12.82   $  12.37   $  11.29   $  15.86   $  14.83   $  12.91
Total Return......................      8.7%      17.3%       3.7%       9.5%      12.9%       7.0%      14.9%       3.0%
Investment Income Ratio...........        --         --       0.8%       1.1%       2.8%         --       0.5%       1.1%

SERIES V POLICIES (e)
Net Assets........................  $  1,304   $    962   $    686   $    551   $    133   $    510   $    826   $    553
Units Outstanding.................        81         65         54         45         12         33         57         44
Variable Accumulation Unit
 Value............................  $  16.00   $  14.75   $  12.62   $  12.22   $  11.21   $  15.47   $  14.49   $  12.67
Total Return......................      8.5%      16.8%       3.3%       9.1%      12.1%       6.7%      14.4%       2.6%
Investment Income Ratio...........        --         --       0.8%       1.2%       5.2%         --       0.6%       1.3%

SERIES VI POLICIES (f)
Net Assets........................  $ 12,894   $  7,661   $  4,536   $  3,804   $    907   $  8,974   $  8,151   $  6,954
Units Outstanding.................       808        514        353        309         80        575        559        546
Variable Accumulation Unit
 Value............................  $  16.16   $  14.89   $  12.73   $  12.32   $  11.28   $  15.58   $  14.59   $  12.73
Total Return......................      8.6%      16.9%       3.4%       9.2%      12.8%       6.8%      14.5%       2.7%
Investment Income Ratio...........        --       0.2%       0.8%       1.0%       2.8%         --       0.5%       1.3%


                                        MainStay VP
                                     Income & Growth--
                                       Service Class
                                    -------------------
                                      2004       2003
                                    -------------------
SERIES I POLICIES (a)
Net Assets........................  $  2,450   $    503
Units Outstanding.................       200         45
Variable Accumulation Unit
 Value............................  $  12.27   $  11.07
Total Return......................     10.8%      10.7%
Investment Income Ratio...........      2.8%       5.6%
SERIES II POLICIES (b)
Net Assets........................  $     13   $     --
Units Outstanding.................         1         --
Variable Accumulation Unit
 Value............................  $  10.14   $     --
Total Return......................      1.4%         --
Investment Income Ratio...........     63.6%         --
SERIES III POLICIES (c)
Net Assets........................  $  5,324   $  1,437
Units Outstanding.................       423        126
Variable Accumulation Unit
 Value............................  $  12.59   $  11.38
Total Return......................     10.6%      13.8%
Investment Income Ratio...........      2.6%       6.1%
SERIES IV POLICIES (d)
Net Assets........................  $  5,136   $  1,389
Units Outstanding.................       410        123
Variable Accumulation Unit
 Value............................  $  12.53   $  11.32
Total Return......................     10.8%      13.2%
Investment Income Ratio...........      2.5%       5.3%
SERIES V POLICIES (e)
Net Assets........................  $    292   $     24
Units Outstanding.................        24          2
Variable Accumulation Unit
 Value............................  $  12.35   $  11.19
Total Return......................     10.3%      11.9%
Investment Income Ratio...........      3.0%       4.4%
SERIES VI POLICIES (f)
Net Assets........................  $  3,499   $    600
Units Outstanding.................       282         53
Variable Accumulation Unit
 Value............................  $  12.40   $  11.23
Total Return......................     10.4%      12.3%
Investment Income Ratio...........      3.2%       5.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MainStay VP                                            MainStay VP
                   International Equity--                                   Large Cap Growth--
                       Service Class                                          Service Class
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 32,246   $ 24,928   $ 12,520   $  5,975   $  1,340   $  6,041   $  4,851   $  3,045   $  2,041   $    820
       1,636      1,339        869        441        114        475        419        278        191         74
    $  19.68   $  18.59   $  14.39   $  13.55   $  11.74   $  12.69   $  11.56   $  10.96   $  10.67   $  11.11
        5.9%      29.2%       6.3%      15.4%      17.4%       9.8%       5.5%       2.7%      (3.9%)     11.1%
          --       0.2%       2.0%       1.3%       6.9%         --         --         --       0.1%       0.4%

    $  4,906   $  2,397   $    626   $      8   $     --   $    484   $    295   $     72   $     --   $     --
         341        172         56          1         --         37         25          6         --         --
    $  14.75   $  13.95   $  10.82   $  10.19   $     --   $  13.07   $  11.92   $  11.32   $  10.00   $     --
        5.8%      29.0%       6.1%       1.9%         --       9.7%       5.3%      13.2%         --         --
          --       0.3%       4.1%      10.9%         --         --         --         --         --         --

    $ 52,471   $ 44,302   $ 26,887   $ 16,793   $  2,933   $ 10,577   $  8,805   $  6,797   $  6,358   $  2,737
       2,738      2,432      1,907      1,262        254        842        768        624        598        247
    $  19.23   $  18.18   $  14.11   $  13.30   $  11.55   $  12.57   $  11.46   $  10.89   $  10.63   $  11.08
        5.7%      28.9%       6.0%      15.2%      15.5%       9.7%       5.3%       2.5%      (4.1%)     10.8%
          --       0.2%       1.8%       1.4%       8.0%         --         --         --         --       0.4%

    $ 60,042   $ 50,013   $ 26,069   $ 13,748   $  2,849   $ 11,233   $  9,704   $  5,526   $  5,116   $  2,233
       3,084      2,724      1,829      1,027        246        888        842        505        480        201
    $  19.42   $  18.35   $  14.21   $  13.38   $  11.60   $  12.64   $  11.52   $  10.93   $  10.65   $  11.09
        5.8%      29.1%       6.2%      15.4%      16.0%       9.7%       5.4%       2.6%      (4.0%)     10.9%
          --       0.2%       2.0%       1.3%       6.6%         --         --         --         --       0.3%

    $  4,223   $  2,996   $  1,609   $    684   $     78   $    712   $    613   $    453   $    272   $     60
         226        170        117         53          7         60         55         43         26          6
    $  18.62   $  17.63   $  13.71   $  12.96   $  11.28   $  12.11   $  11.05   $  10.53   $  10.30   $  10.77
        5.6%      28.6%       5.8%      14.9%      12.8%       9.5%       5.0%       2.2%      (4.3%)      7.7%
          --       0.2%       2.2%       1.5%      11.7%         --         --         --       0.1%       0.5%

    $ 45,502   $ 37,864   $ 17,356   $  7,562   $  1,381   $  7,761   $  6,145   $  3,647   $  2,723   $  1,265
       2,452      2,118      1,251        578        121        622        538        337        257        114
    $  18.84   $  17.83   $  13.85   $  13.08   $  11.37   $  12.48   $  11.39   $  10.84   $  10.59   $  11.06
        5.7%      28.7%       5.9%      15.0%      13.7%       9.6%       5.1%       2.3%      (4.2%)     10.6%
          --       0.2%       2.1%       1.5%       7.6%         --         --         --       0.1%       0.3%


                         MainStay VP
                        Mid Cap Core--
                        Service Class
     ----------------------------------------------------
       2007       2006       2005       2004       2003
     ----------------------------------------------------
     $ 22,651   $ 18,032   $ 11,966   $  5,876   $  1,477
        1,115        986        740        414        125
     $  20.30   $  18.28   $  16.17   $  14.19   $  11.80
        11.1%      13.1%      14.0%      20.2%      18.0%
           --         --       0.5%       0.5%       1.2%
     $  2,117   $    973   $    349   $     11   $     --
          146         74         28          1         --
     $  14.53   $  13.09   $  11.60   $  10.19   $     --
        11.0%      12.9%      13.8%       1.9%         --
           --         --       1.1%       3.1%         --
     $ 32,257   $ 27,464   $ 21,987   $ 13,092   $  2,774
        1,610      1,522      1,375        931        237
     $  20.02   $  18.04   $  15.99   $  14.06   $  11.72
        11.0%      12.8%      13.7%      20.0%      17.2%
           --         --       0.4%       0.5%       1.4%
     $ 33,212   $ 27,704   $ 19,680   $ 10,128   $  2,677
        1,643      1,527      1,220        719        228
     $  20.15   $  18.14   $  16.05   $  14.09   $  11.73
        11.1%      13.0%      13.9%      20.1%      17.3%
           --         --       0.5%       0.5%       1.2%
     $  2,525   $  2,092   $  1,543   $    656   $    183
          126        116         96         47         16
     $  19.95   $  18.00   $  15.99   $  14.09   $  11.78
        10.8%      12.6%      13.5%      19.7%      17.8%
           --         --       0.5%       0.5%       3.0%
     $ 28,060   $ 24,573   $ 18,737   $  7,802   $  1,319
        1,417      1,376      1,183        560        113
     $  19.78   $  17.84   $  15.83   $  13.94   $  11.64
        10.9%      12.7%      13.6%      19.8%      16.4%
           --         --       0.5%       0.6%       1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                      MainStay VP                             MainStay VP
                                                   Mid Cap Growth--                         Mid Cap Value--
                                                     Service Class                           Service Class
                                    -----------------------------------------------   ---------------------------
                                     2007      2006      2005      2004      2003      2007      2006      2005
                                    -----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................  $29,250   $23,982   $18,597   $ 9,510   $ 2,376   $29,365   $24,729   $18,099
Units Outstanding.................    1,409     1,334     1,104       653       197     1,716     1,582     1,298
Variable Accumulation Unit
  Value...........................  $ 20.76   $ 18.02   $ 16.77   $ 14.56   $ 12.07   $ 17.12   $ 15.64   $ 13.94
Total Return......................    15.2%      7.4%     15.2%     20.6%     20.7%      9.5%     12.2%      4.0%
Investment Income Ratio...........       --        --        --        --        --        --        --      0.7%

SERIES II POLICIES (b)
Net Assets........................  $ 1,630   $   947   $   598   $     5   $    --   $ 2,299   $ 1,288   $   522
Units Outstanding.................      111        75        51         1        --       175       108        49
Variable Accumulation Unit
  Value...........................  $ 14.55   $ 12.64   $ 11.78   $ 10.24   $    --   $ 13.10   $ 11.97   $ 10.69
Total Return......................    15.1%      7.3%     15.0%      2.4%        --      9.4%     12.0%      3.8%
Investment Income Ratio...........       --        --        --        --        --        --        --      1.1%

SERIES III POLICIES (c)
Net Assets........................  $40,170   $35,786   $33,555   $21,257   $ 5,125   $50,586   $47,112   $41,554
Units Outstanding.................    1,990     2,040     2,054     1,494       434     2,972     2,992     2,962
Variable Accumulation Unit
  Value...........................  $ 20.18   $ 17.54   $ 16.35   $ 14.23   $ 11.82   $ 17.18   $ 15.71   $ 14.03
Total Return......................    15.1%      7.2%     15.0%     20.4%     18.2%      9.4%     12.0%      3.8%
Investment Income Ratio...........       --        --        --        --        --        --        --      0.7%

SERIES IV POLICIES (d)
Net Assets........................  $43,288   $37,892   $30,962   $17,454   $ 5,111   $54,609   $48,022   $38,107
Units Outstanding.................    2,132     2,150     1,884     1,224       432     3,194     3,074     2,741
Variable Accumulation Unit
  Value...........................  $ 20.31   $ 17.63   $ 16.42   $ 14.26   $ 11.83   $ 17.08   $ 15.61   $ 13.92
Total Return......................    15.2%      7.4%     15.1%     20.5%     18.3%      9.5%     12.1%      3.9%
Investment Income Ratio...........       --        --        --        --        --        --        --      0.7%

SERIES V POLICIES (e)
Net Assets........................  $ 1,771   $ 1,581   $ 1,475   $   854   $   186   $ 2,359   $ 2,264   $ 1,915
Units Outstanding.................       90        92        92        61        16       141       148       140
Variable Accumulation Unit
  Value...........................  $ 19.65   $ 17.10   $ 15.98   $ 13.94   $ 11.61   $ 16.73   $ 15.31   $ 13.71
Total Return......................    15.0%      7.0%     14.7%     20.1%     16.1%      9.2%     11.7%      3.5%
Investment Income Ratio...........       --        --        --        --        --        --        --      0.8%

SERIES VI POLICIES (f)
Net Assets........................  $32,971   $27,243   $24,736   $11,705   $ 2,941   $35,194   $30,700   $26,504
Units Outstanding.................    1,609     1,531     1,485       808       244     2,100     1,988     1,915
Variable Accumulation Unit
  Value...........................  $ 20.47   $ 17.80   $ 16.62   $ 14.48   $ 12.05   $ 16.88   $ 15.44   $ 13.81
Total Return......................    15.0%      7.1%     14.8%     20.2%     20.5%      9.3%     11.8%      3.6%
Investment Income Ratio...........       --        --        --        --        --        --        --      0.7%

                                       MainStay VP
                                     Mid Cap Value--
                                      Service Class
                                    -----------------
                                     2004      2003
                                    -----------------
SERIES I POLICIES (a)
Net Assets........................  $ 9,220   $ 2,399
Units Outstanding.................      688       207
Variable Accumulation Unit
  Value...........................  $ 13.41   $ 11.60
Total Return......................    15.6%     16.0%
Investment Income Ratio...........     1.1%      3.4%
SERIES II POLICIES (b)
Net Assets........................  $    34   $    --
Units Outstanding.................        3        --
Variable Accumulation Unit
  Value...........................  $ 10.29   $    --
Total Return......................     2.9%        --
Investment Income Ratio...........     7.1%        --
SERIES III POLICIES (c)
Net Assets........................  $25,830   $ 6,443
Units Outstanding.................    1,910       550
Variable Accumulation Unit
  Value...........................  $ 13.52   $ 11.72
Total Return......................    15.4%     17.2%
Investment Income Ratio...........     1.0%      3.8%
SERIES IV POLICIES (d)
Net Assets........................  $21,168   $ 5,125
Units Outstanding.................    1,580       442
Variable Accumulation Unit
  Value...........................  $ 13.40   $ 11.59
Total Return......................    15.6%     15.9%
Investment Income Ratio...........     1.1%      3.5%
SERIES V POLICIES (e)
Net Assets........................  $   833   $   122
Units Outstanding.................       63        11
Variable Accumulation Unit
  Value...........................  $ 13.25   $ 11.51
Total Return......................    15.1%     15.1%
Investment Income Ratio...........     1.2%      4.3%
SERIES VI POLICIES (f)
Net Assets........................  $14,398   $ 2,519
Units Outstanding.................    1,080       218
Variable Accumulation Unit
  Value...........................  $ 13.33   $ 11.57
Total Return......................    15.2%     15.7%
Investment Income Ratio...........     1.3%      3.8%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                MainStay VP
         MainStay VP          Moderate Growth                         MainStay VP
    Moderate Allocation--      Allocation--                         S&P 500 Index--
        Service Class          Service Class                         Service Class
    ---------------------   -------------------   ----------------------------------------------------
      2007        2006        2007       2006       2007       2006       2005       2004       2003
    --------------------------------------------------------------------------------------------------
    $ 44,256    $ 30,214    $ 55,560   $ 35,349   $ 49,562   $ 43,645   $ 32,438   $ 20,964   $  6,828
       3,883       2,780       4,710      3,194      3,268      3,049      2,570      1,713        606
    $  11.39    $  10.83    $  11.78   $  11.03   $  15.16   $  14.32   $  12.61   $  12.24   $  11.26
        5.2%        8.3%        6.8%      10.3%       5.9%      13.5%       3.0%       8.7%      12.6%
          --        1.8%          --       1.7%         --       0.4%       1.2%       2.1%       4.6%

    $  4,111    $  2,332    $  5,231   $  3,820   $  2,739   $  1,502   $    621   $     16   $     --
         362         215         453        353        214        126         61          2         --
    $  11.23    $  10.68    $  11.55   $  10.82   $  12.66   $  11.96   $  10.55   $  10.25   $     --
        5.1%        6.8%        6.7%       8.2%       5.8%      13.4%       2.9%       2.5%         --
          --        1.7%          --       4.3%         --       0.5%       2.8%      17.1%         --

    $ 30,024    $ 21,672    $ 35,688   $ 24,900   $ 70,243   $ 70,399   $ 63,957   $ 51,775   $ 13,604
       2,671       2,025       3,079      2,290      4,725      4,970      5,119      4,261      1,215
    $  11.24    $  10.69    $  11.58   $  10.85   $  14.98   $  14.16   $  12.49   $  12.15   $  11.20
        5.1%        6.9%        6.7%       8.5%       5.8%      13.3%       2.8%       8.5%      12.0%
          --        1.9%          --       1.7%         --       0.4%       1.1%       2.1%       5.6%

    $ 33,646    $ 21,125    $ 32,781   $ 21,832   $ 68,920   $ 64,145   $ 51,108   $ 38,290   $ 11,688
       2,971       1,962       2,798      1,981      4,554      4,488      4,057      3,132      1,038
    $  11.31    $  10.76    $  11.71   $  10.97   $  15.13   $  14.29   $  12.59   $  12.23   $  11.26
        5.2%        7.6%        6.8%       9.7%       5.9%      13.5%       3.0%       8.6%      12.6%
          --        2.0%          --       1.8%         --       0.4%       1.2%       2.1%       4.6%

    $  2,812    $  1,827    $  2,374   $  1,782   $  4,766   $  4,013   $  4,000   $  2,782   $  1,344
         250         171         209        167        320        285        321        229        120
    $  11.23    $  10.70    $  11.38   $  10.67   $  14.90   $  14.10   $  12.48   $  12.16   $  11.24
        4.9%        7.0%        6.6%       6.7%       5.7%      13.0%       2.6%       8.2%      12.4%
          --        2.0%          --       1.7%         --       0.4%       1.2%       1.8%       5.1%

    $ 24,379    $ 16,309    $ 28,787   $ 15,902   $ 43,407   $ 40,283   $ 31,482   $ 18,986   $  4,649
       2,148       1,526       2,397      1,411      2,902      2,848      2,514      1,560        414
    $  11.21    $  10.68    $  11.57   $  10.85   $  14.95   $  14.14   $  12.50   $  12.17   $  11.24
        5.0%        6.8%        6.6%       8.5%       5.7%      13.2%       2.7%       8.3%      12.4%
          --        1.5%          --       1.8%         --       0.4%       1.3%       2.2%       5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                      MainStay VP                             MainStay VP
                                                  Small Cap Growth--                        Total Return--
                                                     Service Class                           Service Class
                                    -----------------------------------------------   ---------------------------
                                     2007      2006      2005      2004      2003      2007      2006      2005
                                    -----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................  $16,216   $14,783   $12,419   $ 7,815   $ 2,355   $ 9,919   $ 9,122   $ 7,820
Units Outstanding.................    1,094     1,048       921       593       192       741       720       665
Variable Accumulation Unit
  Value...........................  $ 14.83   $ 14.10   $ 13.48   $ 13.17   $ 12.24   $ 13.38   $ 12.66   $ 11.76
Total Return......................     5.2%      4.6%      2.4%      7.6%     22.4%      5.7%      7.7%      4.7%
Investment Income Ratio...........       --        --        --        --        --        --      0.5%      1.5%

SERIES II POLICIES (b)
Net Assets........................  $   493   $   359   $   215   $     6   $    --   $   224   $   161   $    14
Units Outstanding.................       42        33        20         1        --        16        14         1
Variable Accumulation Unit
  Value...........................  $ 11.55   $ 10.99   $ 10.53   $ 10.30   $    --   $ 12.01   $ 11.37   $ 10.57
Total Return......................     5.1%      4.4%      2.2%      3.0%        --      5.6%      7.6%      4.5%
Investment Income Ratio...........       --        --        --        --        --        --      0.6%      2.2%

SERIES III POLICIES (c)
Net Assets........................  $20,466   $20,801   $20,401   $16,734   $ 4,735   $17,470   $17,200   $16,290
Units Outstanding.................    1,379     1,475     1,509     1,265       384     1,317     1,372     1,394
Variable Accumulation Unit
  Value...........................  $ 14.83   $ 14.11   $ 13.52   $ 13.23   $ 12.32   $ 13.27   $ 12.57   $ 11.69
Total Return......................     5.1%      4.4%      2.2%      7.4%     23.2%      5.6%      7.5%      4.5%
Investment Income Ratio...........       --        --        --        --        --        --      0.4%      1.4%

SERIES IV POLICIES (d)
Net Assets........................  $22,221   $21,824   $20,161   $14,487   $ 4,235   $11,477   $11,226   $10,004
Units Outstanding.................    1,530     1,579     1,524     1,122       353       849       878       842
Variable Accumulation Unit
  Value...........................  $ 14.53   $ 13.81   $ 13.21   $ 12.91   $ 12.01   $ 13.51   $ 12.79   $ 11.88
Total Return......................     5.2%      4.5%      2.3%      7.6%     20.1%      5.7%      7.6%      4.7%
Investment Income Ratio...........       --        --        --        --        --        --      0.5%      1.4%

SERIES V POLICIES (e)
Net Assets........................  $   822   $   835   $   986   $   635   $    93   $   683   $   684   $   636
Units Outstanding.................       59        63        77        51         8        53        56        55
Variable Accumulation Unit
  Value...........................  $ 13.97   $ 13.31   $ 12.78   $ 12.54   $ 11.71   $ 12.98   $ 12.31   $ 11.48
Total Return......................     5.0%      4.1%      1.9%      7.1%     17.1%      5.4%      7.2%      4.3%
Investment Income Ratio...........       --        --        --        --        --        --      0.4%      1.5%

SERIES VI POLICIES (f)
Net Assets........................  $12,534   $12,311   $13,093   $ 9,643   $ 2,201   $ 8,991   $ 8,848   $ 8,131
Units Outstanding.................      857       884       980       736       180       691       715       706
Variable Accumulation Unit
  Value...........................  $ 14.62   $ 13.92   $ 13.36   $ 13.10   $ 12.21   $ 13.00   $ 12.33   $ 11.49
Total Return......................     5.0%      4.2%      2.0%      7.2%     22.1%      5.5%      7.3%      4.4%
Investment Income Ratio...........       --        --        --        --        --        --      0.5%      1.5%


                                       MainStay VP
                                     Total Return--
                                      Service Class
                                    -----------------
                                     2004      2003
                                    -----------------
SERIES I POLICIES (a)
Net Assets........................  $ 5,622   $ 1,835
Units Outstanding.................      501       171
Variable Accumulation Unit
  Value...........................  $ 11.23   $ 10.73
Total Return......................     4.6%      7.3%
Investment Income Ratio...........     2.2%      6.8%
SERIES II POLICIES (b)
Net Assets........................  $     1   $    --
Units Outstanding.................       --        --
Variable Accumulation Unit
  Value...........................  $ 10.11   $    --
Total Return......................     1.1%        --
Investment Income Ratio...........       --        --
SERIES III POLICIES (c)
Net Assets........................  $13,524   $ 4,276
Units Outstanding.................    1,209       399
Variable Accumulation Unit
  Value...........................  $ 11.19   $ 10.71
Total Return......................     4.4%      7.1%
Investment Income Ratio...........     2.1%      8.3%
SERIES IV POLICIES (d)
Net Assets........................  $ 8,502   $ 3,248
Units Outstanding.................      749       299
Variable Accumulation Unit
  Value...........................  $ 11.35   $ 10.86
Total Return......................     4.6%      8.6%
Investment Income Ratio...........     2.1%      7.6%
SERIES V POLICIES (e)
Net Assets........................  $   487   $   159
Units Outstanding.................       44        15
Variable Accumulation Unit
  Value...........................  $ 11.01   $ 10.57
Total Return......................     4.2%      5.7%
Investment Income Ratio...........     2.2%     10.4%
SERIES VI POLICIES (f)
Net Assets........................  $ 6,070   $ 2,168
Units Outstanding.................      552       205
Variable Accumulation Unit
  Value...........................  $ 11.01   $ 10.56
Total Return......................     4.3%      5.6%
Investment Income Ratio...........     2.1%      7.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MainStay VP                                  Alger American Small
                        Value--                                      Capitalization--
                     Service Class                                    Class S Shares
    -----------------------------------------------   -----------------------------------------------
     2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
    -------------------------------------------------------------------------------------------------
    $20,168   $17,301   $11,722   $ 8,003   $ 2,572   $12,847   $10,697   $ 5,850   $ 2,923   $   671
      1,221     1,121       888       633       223       607       564       364       210        55
    $ 16.52   $ 15.44   $ 13.21   $ 12.64   $ 11.55   $ 21.17   $ 18.93   $ 16.04   $ 13.95   $ 12.16
       6.9%     16.9%      4.5%      9.5%     15.5%     11.8%     18.1%     15.0%     14.7%     21.6%
         --      0.3%      1.2%      1.4%      5.3%        --        --        --        --        --

    $ 1,977   $   868   $   191   $     6   $    --   $   872   $   404   $   130   $     7   $    --
        148        70        18         1        --        55        29        11         1        --
    $ 13.29   $ 12.44   $ 10.65   $ 10.21   $    --   $ 15.74   $ 14.09   $ 11.95   $ 10.41   $    --
       6.9%     16.7%      4.3%      2.1%        --     11.7%     17.9%     14.8%      4.1%        --
         --      0.4%      2.8%     15.5%        --        --        --        --        --        --

    $33,179   $30,643   $24,079   $19,389   $ 5,058   $16,876   $14,725   $ 9,680   $ 6,286   $ 1,576
      2,031     2,003     1,841     1,546       440       803       783       609       452       130
    $ 16.31   $ 15.27   $ 13.08   $ 12.54   $ 11.48   $ 21.00   $ 18.80   $ 15.95   $ 13.90   $ 12.15
       6.8%     16.7%      4.3%      9.2%     14.8%     11.7%     17.8%     14.7%     14.4%     21.5%
         --      0.3%      1.1%      1.4%      6.3%        --        --        --        --        --

    $31,002   $27,446   $18,870   $14,111   $ 4,598   $22,121   $18,893   $10,949   $ 5,993   $ 1,594
      1,852     1,753     1,409     1,101       392     1,051     1,003       685       432       132
    $ 16.73   $ 15.64   $ 13.39   $ 12.82   $ 11.72   $ 21.04   $ 18.82   $ 15.95   $ 13.88   $ 12.11
       6.9%     16.9%      4.4%      9.4%     17.2%     11.8%     18.0%     14.9%     14.6%     21.1%
         --      0.3%      1.2%      1.4%      5.3%        --        --        --        --        --

    $ 1,382   $   989   $   729   $   544   $   160   $   587   $   630   $   457   $   241   $    22
         87        65        56        43        14        29        34        29        18         2
    $ 16.17   $ 15.15   $ 13.02   $ 12.51   $ 11.48   $ 20.50   $ 18.37   $ 15.63   $ 13.65   $ 11.96
       6.7%     16.4%      4.0%      9.0%     14.8%     11.6%     17.5%     14.5%     14.2%     19.6%
         --      0.3%      1.2%      1.3%      7.5%        --        --        --        --        --

    $24,849   $21,934   $14,138   $ 8,534   $ 2,127   $13,289   $10,975   $ 5,548   $ 2,848   $   495
      1,525     1,438     1,074       679       185       636       587       348       205        41
    $ 16.28   $ 15.25   $ 13.09   $ 12.57   $ 11.52   $ 20.88   $ 18.71   $ 15.90   $ 13.88   $ 12.15
       6.8%     16.5%      4.1%      9.1%     15.2%     11.6%     17.6%     14.6%     14.3%     21.5%
         --      0.3%      1.3%      1.5%      5.9%        --        --        --        --        --

              Columbia Small Cap
                  Value Fund,
               Variable Series--
                    Class B
     -------------------------------------
      2007      2006      2005      2004
     -------------------------------------
     $18,051   $16,552   $ 7,798   $   521
       1,310     1,275       704        49
     $ 13.77   $ 12.99   $ 11.03   $ 10.61
        6.0%     17.7%      4.0%      6.1%
          --      0.4%        --      5.0%
     $ 1,836   $ 1,030   $   274   $     7
         138        82        24         1
     $ 13.27   $ 12.52   $ 10.66   $ 10.26
        5.9%     17.5%      3.9%      2.6%
          --      0.4%        --      2.4%
     $12,744   $11,725   $ 4,868   $   304
         932       910       445        29
     $ 13.65   $ 12.89   $ 10.97   $ 10.57
        5.9%     17.5%      3.8%      5.7%
          --      0.4%        --      5.7%
     $13,635   $11,379   $ 5,433   $   431
         997       880       495        41
     $ 13.67   $ 12.90   $ 10.96   $ 10.54
        6.0%     17.6%      4.0%      5.4%
          --      0.4%        --      5.6%
     $   821   $   727   $   250   $    --
          61        57        23        --
     $ 13.51   $ 12.77   $ 10.90   $ 10.00
        5.8%     17.2%      9.0%        --
          --      0.4%        --        --
     $ 9,037   $ 9,500   $ 3,044   $   286
         666       741       273        27
     $ 13.56   $ 12.81   $ 10.92   $ 10.54
        5.8%     17.3%      3.6%      5.4%
          --      0.4%        --      5.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                      Dreyfus IP                            Fidelity(R) VIP
                                                  TECHNOLOGY GROWTH--                       CONTRAFUND(R)--
                                                    SERVICE SHARES                          SERVICE CLASS 2
                                    -----------------------------------------------   ----------------------------
                                     2007      2006      2005      2004      2003       2007      2006      2005
                                    ------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................  $ 6,570   $ 5,802   $ 4,703   $ 3,225   $ 1,226   $ 56,055   $45,285   $27,416
Units Outstanding.................      507       476       396       277       104      3,090     2,697     1,792
Variable Accumulation Unit
  Value...........................  $ 12.95   $ 12.18   $ 11.87   $ 11.63   $ 11.77   $  18.14   $ 16,78   $ 15.27
Total Return......................     6.4%      2.6%      2.0%     (1.2%)    17.7%       8.1%      9.9%     15.0%
Investment Income Ratio...........       --        --        --        --        --       0.1%      1.0%      0.1%

SERIES II POLICIES (b)
Net Assets........................  $   260   $   100   $    61   $    --   $    --   $  5,677   $ 3,332   $ 1,179
Units Outstanding.................       22         9         6        --        --        407       258        98
Variable Accumulation Unit
  Value...........................  $ 11.98   $ 11.27   $ 11.00   $ 10.00   $    --   $  13.97   $ 12.93   $ 11.79
Total Return......................     6.3%      2.4%     10.0%        --        --       8.0%      9.7%     14.9%
Investment Income Ratio...........       --        --        --        --        --       0.1%      1.2%        --

SERIES III POLICIES (c)
Net Assets........................  $ 7,102   $ 6,936   $ 6,985   $ 7,184   $ 2,883   $ 73,544   $65,402   $48,984
Units Outstanding.................      557       578       596       624       247      4,117     3,955     3,248
Variable Accumulation Unit
  Value...........................  $ 12.76   $ 12.01   $ 11.73   $ 11.52   $ 11.67   $  17.85   $ 16.53   $ 15.08
Total Return......................     6.3%      2.4%      1.8%     (1.4%)    16.7%       8.0%      9.7%     14.8%
Investment Income Ratio...........       --        --        --        --        --       0.1%      1.0%      0.1%

SERIES IV POLICIES (d)
Net Assets........................  $ 9,003   $ 8,384   $ 7,047   $ 5,905   $ 2,684   $104,159   $87,036   $55,871
Units Outstanding.................      705       694       597       512       230      5,685     5,137     3,612
Variable Accumulation Unit
  Value...........................  $ 12.84   $ 12.07   $ 11.77   $ 11.54   $ 11.68   $  18.31   $ 16.94   $ 15.42
Total Return......................     6.3%      2.5%      2.0%     (1.2%)    16.8%       8.1%      9.8%     15.0%
Investment Income Ratio...........       --        --        --        --        --       0.1%      1.0%      0.1%

SERIES V POLICIES (e)
Net Assets........................  $   230   $   280   $   263   $   208   $   100   $  7,322   $ 6,012   $ 4,332
Units Outstanding.................       18        24        23        18         9        416       370       292
Variable Accumulation Unit
  Value...........................  $ 12.61   $ 11.88   $ 11.64   $ 11.45   $ 11.64   $  17.53   $ 16.25   $ 14.86
Total Return......................     6.1%      2.1%      1.6%     (1.6%)    16.4%       7.9%      9.4%     14.5%
Investment Income Ratio...........       --        --        --        --        --       0.1%      1.0%      0.1%

SERIES VI POLICIES (f)
Net Assets........................  $ 3,745   $ 3,503   $ 3,105   $ 2,927   $ 1,302   $ 63,675   $53,528   $34,138
Units Outstanding.................      295       294       264       255       112      3,613     3,277     2,284
Variable Accumulation Unit
  Value...........................  $ 12.67   $ 11.93   $ 11.67   $ 11.48   $ 11.65   $  17.62   $ 16.32   $ 14.91
Total Return......................     6.2%      2.2%      1.7%     (1.5%)    16.5%       7.9%      9.5%     14.6%
Investment Income Ratio...........       --        --        --        --        --       0.1%      1.0%      0.1%


                                     Fidelity(R) VIP
                                     CONTRAFUND(R)--
                                     SERVICE CLASS 2
                                    -----------------
                                     2004      2003
                                    -----------------
SERIES I POLICIES (a)
Net Assets........................  $12,675   $ 3,715
Units Outstanding.................      955       318
Variable Accumulation Unit
  Value...........................  $ 13.27   $ 11.69
Total Return......................    13.6%     16.9%
Investment Income Ratio...........     0.1%        --
SERIES II POLICIES (b)
Net Assets........................  $    30   $    --
Units Outstanding.................        3        --
Variable Accumulation Unit
  Value...........................  $ 10.26   $    --
Total Return......................     2.6%        --
Investment Income Ratio...........       --        --
SERIES III POLICIES (c)
Net Assets........................  $29,756   $ 7,143
Units Outstanding.................    2,266       616
Variable Accumulation Unit
  Value...........................  $ 13.13   $ 11.59
Total Return......................    13.3%     15.9%
Investment Income Ratio...........     0.1%        --
SERIES IV POLICIES (d)
Net Assets........................  $26,881   $ 5,521
Units Outstanding.................    2,004       467
Variable Accumulation Unit
  Value...........................  $ 13.41   $ 11.82
Total Return......................    13.5%     18.2%
Investment Income Ratio...........     0.1%        --
SERIES V POLICIES (e)
Net Assets........................  $ 1,800   $   316
Units Outstanding.................      139        28
Variable Accumulation Unit
  Value...........................  $ 12.97   $ 11.48
Total Return......................    13.0%     14.8%
Investment Income Ratio...........     0.1%        --
SERIES VI POLICIES (f)
Net Assets........................  $15,263   $ 2,520
Units Outstanding.................    1,174       219
Variable Accumulation Unit
  Value...........................  $ 13.00   $ 11.49
Total Return......................    13.2%     14.9%
Investment Income Ratio...........     0.1%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                    FIDELITY(R) VIP                                   FIDELITY(R) VIP                   JANUS ASPEN SERIES
                    EQUITY-INCOME--                                      MID CAP--                         BALANCED--
                    SERVICE CLASS 2                                   SERVICE CLASS 2                    SERVICE SHARES
    -----------------------------------------------   -----------------------------------------------   -----------------
     2007      2006      2005      2004      2003      2007      2006      2005      2004      2003      2007      2006
    ---------------------------------------------------------------------------------------------------------------------
    $34,325   $28,156   $17,710   $10,243   $ 2,888   $73,339   $68,477   $57,754   $28,222   $ 2,237   $20,511   $18,394
      2,041     1,806     1,344       810       251     3,682     3,833     3,580     2,037       199     1,497     1,416
    $ 16.78   $ 15.57   $ 13.16   $ 12.64   $ 11.53   $ 19.92   $ 17.87   $ 16.12   $ 13.85   $ 11.27   $ 13.69   $ 12.98
       7.8%     18.3%      4.1%      9.7%     15.3%     11.5%     10.8%     16.4%     22.9%     12.7%      5.5%      8.9%
       0.1%      3.0%      1.1%      0.8%        --      0.6%      0.2%        --        --        --      2.7%      2.0%

    $ 4,553   $ 2,651   $   661   $    10   $    --   $ 2,852   $ 1,615   $   568   $    88   $     1   $ 1,620   $   995
        339       213        63         1        --       159       101        39         7        --       130        84
    $ 13.43   $ 12.47   $ 10.56   $ 10.16   $    --   $ 17.87   $ 16.05   $ 14.50   $ 12.48   $ 10.17   $ 12.42   $ 11.79
       7.7%     18.1%      4.0%      1.6%        --     11.4%     10.7%     16.2%     22.7%      1.7%      5.4%      8.7%
       0.1%      3.4%        --        --        --      0.5%      0.1%        --        --        --      3.4%      2.1%

    $48,350   $41,670   $32,146   $23,055   $ 5,733   $50,331   $46,256   $38,491   $21,172   $ 1,207   $30,598   $29,255
      2,941     2,724     2,483     1,852       504     2,555     2,613     2,411     1,537       107     2,239     2,256
    $ 16.44   $ 15.27   $ 12.94   $ 12.45   $ 11.37   $ 19.71   $ 17.70   $ 16.00   $ 13.78   $ 11.23   $ 13.66   $ 12.97
       7.7%     18.0%      3.9%      9.5%     13.7%     11.4%     10.6%     16.1%     22.7%     12.3%      5.4%      8.7%
       0.1%      3.0%      1.3%      0.8%        --      0.6%      0.2%        --        --        --      2.6%      2.0%

    $51,688   $44,641   $30,273   $19,399   $ 4,827   $51,862   $43,212   $30,428   $14,301   $ 1,082   $34,239   $31,424
      3,098     2,883     2,307     1,542       421     2,571     2,390     1,867     1,020        95     2,502     2,425
    $ 16.67   $ 15.48   $ 13.09   $ 12.58   $ 11.48   $ 20.14   $ 18.07   $ 16.31   $ 14.02   $ 11.41   $ 13.67   $ 12.96
       7.7%     18.2%      4.1%      9.6%     14.8%     11.4%     10.8%     16.3%     22.9%     14.1%      5.5%      8.8%
       0.1%      3.0%      1.2%      0.8%        --      0.5%      0.2%        --        --        --      2.7%      2.0%

    $ 5,335   $ 5,222   $ 3,530   $ 2,305   $   823   $ 2,488   $ 2,664   $ 2,205   $ 1,071   $    39   $ 3,605   $ 2,958
        323       340       270       183        71       133       158       144        81         4       268       231
    $ 16.54   $ 15.38   $ 13.06   $ 12.60   $ 11.54   $ 18.73   $ 16.84   $ 15.27   $ 13.18   $ 10.77   $ 13.46   $ 12.79
       7.5%     17.7%      3.6%      9.2%     15.4%     11.2%     10.3%     15.8%     22.4%      7.7%      5.2%      8.4%
       0.1%      3.1%      1.2%      0.8%        --      0.6%      0.2%        --        --        --      2.8%      2.0%

    $39,336   $32,980   $21,893   $14,146   $ 2,977   $34,186   $29,234   $21,051   $ 9,297   $   499   $19,746   $18,200
      2,389     2,155     1,679     1,131       260     1,713     1,630     1,289       664        44     1,462     1,418
    $ 16.45   $ 15.29   $ 12.98   $ 12.51   $ 11.44   $ 19.95   $ 17.93   $ 16.23   $ 14.00   $ 11.43   $ 13.51   $ 12.83
       7.6%     17.8%      3.7%      9.3%     14.4%     11.3%     10.4%     16.0%     22.5%     14.3%      5.3%      8.5%
       0.1%      3.1%      1.2%      0.8%        --      0.5%      0.2%        --        --        --      2.7%      2.0%


       JANUS ASPEN SERIES
             BALANCED--
           SERVICE SHARES
     ---------------------------
      2005      2004      2003
     ---------------------------
     $14,526   $10,378   $ 4,308
       1,217       924       410
     $ 11.92   $ 11.23   $ 10.52
        6.2%      6.8%      5.2%
        2.2%      2.8%      3.4%
     $   568   $     9   $    --
          55         1        --
     $ 10.84   $ 10.23   $    --
        6.0%      2.3%        --
        3.1%     28.9%        --
     $25,740   $21,340   $ 8,228
       2,157     1,895       779
     $ 11.93   $ 11.26   $ 10.57
        6.0%      6.6%      5.7%
        2.2%      2.8%      4.1%
     $27,775   $20,968   $ 7,590
       2,327     1,869       722
     $ 11.91   $ 11.22   $ 10.51
        6.1%      6.7%      5.1%
        2.2%      2.8%      3.6%
     $ 2,226   $ 1,132   $   441
         189       101        42
     $ 11.80   $ 11.16   $ 10.50
        5.7%      6.3%      5.0%
        2.4%      2.7%      3.4%
     $14,847   $11,228   $ 4,069
       1,254     1,004       387
     $ 11.83   $ 11.18   $ 10.51
        5.8%      6.4%      5.1%
        2.2%      2.8%      3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                  Janus Aspen Series                           MFS(R) INVESTORS
                                                  WORLDWIDE GROWTH--                            TRUST SERIES--
                                                    SERVICE SHARES                              SERVICE CLASS
                                 ----------------------------------------------------   ------------------------------
                                   2007       2006       2005       2004       2003       2007       2006       2005
                                 -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................  $  8,193   $  6,855   $  5,145   $  3,533   $  1,398   $  1,561   $  1,400   $  1,151
Units Outstanding..............       506        476        416        297        121        105        100         92
Variable Accumulation Unit
 Value.........................  $  16.12   $  14.38   $  12.37   $  11.88   $  11.53   $  14.88   $  13.96   $  12.56
Total Return...................     12.1%      16.3%       4.1%       3.1%      15.3%       6.6%      11.1%       5.5%
Investment Income Ratio........      0.7%       1.7%       1.3%       1.1%       0.9%       1.2%       0.3%       0.3%

SERIES II POLICIES (b)
Net Assets.....................  $    433   $    176   $     85   $     --   $     --   $     89   $     72   $      1
Units Outstanding..............        32         15         11         --         --          7          6         --
Variable Accumulation Unit
 Value.........................  $  13.56   $  12.11   $  10.43   $  10.00   $     --   $  12.68   $  11.90   $  10.73
Total Return...................     12.0%      16.1%       4.3%         --         --       6.5%      11.0%       7.3%
Investment Income Ratio........      1.1%       1.8%       2.3%         --         --       1.2%       0.1%         --

SERIES III POLICIES (c)
Net Assets.....................  $ 10,302   $  8,971   $  8,306   $  7,463   $  2,542   $  2,014   $  1,715   $  1,404
Units Outstanding..............       645        632        679        634        222        135        123        111
Variable Accumulation Unit
 Value.........................  $  15.90   $  14.20   $  12.23   $  11.78   $  11.45   $  14.88   $  13.97   $  12.60
Total Return...................     12.0%      16.1%       3.9%       2.9%      14.5%       6.5%      10.9%       5.3%
Investment Income Ratio........      0.7%       1.6%       1.2%       1.1%       1.0%       1.2%       0.2%       0.3%

SERIES IV POLICIES (d)
Net Assets.....................  $ 11,433   $  9,858   $  7,855   $  6,067   $  2,226   $  2,410   $  2,086   $  1,769
Units Outstanding..............       719        691        640        515        195        161        148        140
Variable Accumulation Unit
 Value.........................  $  15.98   $  14.26   $  12.27   $  11.79   $  11.44   $  15.00   $  14.08   $  12.68
Total Return...................     12.1%      16.2%       4.1%       3.0%      14.4%       6.5%      11.1%       5.5%
Investment Income Ratio........      0.7%       1.7%       1.3%       1.1%       0.9%       1.2%       0.3%       0.3%

SERIES V POLICIES (e)
Net Assets.....................  $    474   $    576   $    436   $    380   $     22   $    140   $    143   $    107
Units Outstanding..............        30         41         36         33          2         10         10          9
Variable Accumulation Unit
 Value.........................  $  15.57   $  13.92   $  12.03   $  11.61   $  11.31   $  14.72   $  13.85   $  12.52
Total Return...................     11.9%      15.8%       3.6%       2.6%      13.1%       6.3%      10.6%       5.1%
Investment Income Ratio........      0.6%       1.7%       1.2%       1.4%       1.2%       1.3%       0.2%       0.3%

SERIES VI POLICIES (f)
Net Assets.....................  $  6,250   $  5,130   $  4,001   $  2,880   $    983   $  1,362   $  1,367   $  1,015
Units Outstanding..............       402        370        334        250         88         93         99         81
Variable Accumulation Unit
 Value.........................  $  15.52   $  13.87   $  11.97   $  11.54   $  11.23   $  14.72   $  13.83   $  12.49
Total Return...................     11.9%      15.9%       3.7%       2.7%      12.3%       6.4%      10.7%       5.2%
Investment Income Ratio........      0.7%       1.7%       1.3%       1.2%       0.9%       1.2%       0.3%       0.3%


                                  MFS(R) INVESTORS
                                   TRUST SERIES--
                                    SERVICE CLASS
                                 -------------------
                                   2004       2003
                                 -------------------
SERIES I POLICIES (a)
Net Assets.....................  $    833   $    135
Units Outstanding..............        70         12
Variable Accumulation Unit
 Value.........................  $  11.91   $  10.86
Total Return...................      9.6%       8.6%
Investment Income Ratio........      0.3%         --
SERIES II POLICIES (b)
Net Assets.....................  $     --   $     --
Units Outstanding..............        --         --
Variable Accumulation Unit
 Value.........................  $  10.00   $     --
Total Return...................        --         --
Investment Income Ratio........        --         --
SERIES III POLICIES (c)
Net Assets.....................  $    874   $    314
Units Outstanding..............        73         29
Variable Accumulation Unit
 Value.........................  $  11.96   $  10.94
Total Return...................      9.4%       9.4%
Investment Income Ratio........      0.4%         --
SERIES IV POLICIES (d)
Net Assets.....................  $  1,095   $    469
Units Outstanding..............        91         43
Variable Accumulation Unit
 Value.........................  $  12.02   $  10.97
Total Return...................      9.5%       9.7%
Investment Income Ratio........      0.4%         --
SERIES V POLICIES (e)
Net Assets.....................  $     39   $     13
Units Outstanding..............         3          1
Variable Accumulation Unit
 Value.........................  $  11.91   $  10.92
Total Return...................      9.1%       9.2%
Investment Income Ratio........      0.3%         --
SERIES VI POLICIES (f)
Net Assets.....................  $    783   $    187
Units Outstanding..............        66         17
Variable Accumulation Unit
 Value.........................  $  11.88   $  10.88
Total Return...................      9.2%       8.8%
Investment Income Ratio........      0.3%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                     RESEARCH SERIES--                                      UTILITIES SERIES--
                       SERVICE CLASS                                          SERVICE CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $  2,158   $  1,886   $  1,486   $    930   $    382   $151,269   $113,299   $ 69,366   $ 15,141   $      3
         136        130        112         74         35      6,231      5,493      4,346      1,092         --
    $  15.79   $  14.48   $  13.33   $  12.56   $  11.02   $  24.26   $  20.58   $  15.94   $  13.86   $  10.83
        9.0%       8.7%       6.1%      14.0%      10.2%      17.9%      29.1%      15.0%      28.0%       8.3%
        1.0%       0.3%       0.3%       0.8%         --       1.7%       1.8%       0.4%         --         --

    $     89   $     45   $     55   $     --   $     --   $ 10,231   $  4,987   $  1,822   $    154   $     --
           7          4          5         --         --        480        271        127         12         --
    $  12.73   $  11.68   $  10.77   $  10.00   $     --   $  21.70   $  18.42   $  14.29   $  12.45   $     --
        9.0%       8.5%       7.7%         --         --      17.8%      28.9%      14.8%      24.5%         --
        0.8%       0.3%       0.1%         --         --       1.7%       1.6%       0.3%         --         --

    $  2,348   $  2,282   $  2,038   $  1,616   $    637   $106,034   $ 77,235   $ 44,612   $ 11,129   $     80
         151        160        155        130         58      4,173      3,582      2,684        763          7
    $  15.57   $  14.29   $  13.18   $  12.45   $  10.95   $  25.39   $  21.56   $  16.73   $  14.58   $  11.41
        8.9%       8.4%       5.9%      13.7%       9.5%      17.8%      28.9%      14.7%      27.8%      14.1%
        1.0%       0.3%       0.3%       0.8%         --       1.7%       1.8%       0.4%       0.1%         --

    $  2,963   $  2,602   $  2,182   $  1,604   $    460   $ 90,586   $ 63,579   $ 34,325   $  6,513   $     63
         193        184        168        131         43      3,530      2,919      2,044        444          5
    $  15.38   $  14.11   $  12.99   $  12.25   $  10.75   $  25.63   $  21.75   $  16.85   $  14.67   $  11.46
        9.0%       8.6%       6.0%      13.9%       7.5%      17.8%      29.1%      14.9%      28.0%      14.6%
        1.0%       0.3%       0.3%       0.7%         --       1.7%       1.8%       0.4%       0.1%         --

    $    116   $    107   $     44   $     26   $     15   $  7,724   $  4,821   $  2,110   $    417   $     11
           7          7          3          2          1        304        223        126         28          1
    $  15.58   $  14.32   $  13.24   $  12.54   $  11.05   $  25.37   $  21.57   $  16.78   $  14.66   $  11.50
        8.8%       8.2%       5.6%      13.4%      10.5%      17.6%      28.6%      14.4%      27.5%      15.0%
        1.0%       0.2%       0.3%       0.8%         --       1.7%       1.5%       0.4%       0.2%         --

    $  2,159   $  1,914   $  1,715   $    856   $    279   $ 86,524   $ 58,633   $ 34,143   $  6,561   $      1
         137        132        128         68         25      3,425      2,730      2,042        451         --
    $  15.75   $  14.47   $  13.36   $  12.64   $  11.13   $  25.22   $  21.43   $  16.65   $  14.54   $  11.39
        8.8%       8.3%       5.7%      13.6%      11.3%      17.7%      28.7%      14.6%      27.6%      13.9%
        1.0%       0.3%       0.3%       0.7%         --       1.7%       1.7%       0.4%         --         --


                     NEUBERGER BERMAN AMT
                  MID-CAP GROWTH PORTFOLIO--
                           CLASS S
     ----------------------------------------------------
       2007       2006       2005       2004       2003
     ----------------------------------------------------
     $  7,782   $  5,496   $  3,298   $  1,365   $      6
          427        349        236        109          1
     $  18.20   $  15.76   $  13.96   $  12.48   $  10.91
        15.5%      12.9%      11.9%      14.4%       9.1%
           --         --         --         --         --
     $    337   $     83   $     29   $      2   $     --
           22          6          3         --         --
     $  15.51   $  13.44   $  11.92   $  10.67   $     --
        15.4%      12.7%      11.7%       6.7%         --
           --         --         --         --         --
     $  5,896   $  4,128   $  2,766   $  1,635   $    105
          323        262        199        130         10
     $  18.19   $  15.77   $  14.00   $  12.54   $  10.98
        15.4%      12.6%      11.6%      14.2%       9.8%
           --         --         --         --         --
     $  7,127   $  5,184   $  3,083   $  1,505   $    269
          378        317        213        116         24
     $  18.85   $  16.33   $  14.47   $  12.95   $  11.32
        15.5%      12.8%      11.8%      14.4%      13.2%
           --         --         --         --         --
     $    387   $    335   $    356   $    307   $     82
           21         21         25         24          7
     $  18.27   $  15.86   $  14.11   $  12.67   $  11.12
        15.2%      12.4%      11.4%      13.9%      11.2%
           --         --         --         --         --
     $  5,331   $  3,184   $  1,887   $    970   $     56
          288        200        133         76          5
     $  18.34   $  15.91   $  14.15   $  12.69   $  11.13
        15.3%      12.5%      11.5%      14.0%      11.3%
           --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          T. Rowe Price
                                                          Equity Income
                                                          Portfolio--II
                                       ----------------------------------------------------
                                         2007       2006       2005       2004       2003
                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 34,830   $ 28,873   $ 18,925   $  9,680   $  2,506
Units Outstanding....................     2,146      1,906      1,460        765        224
Variable Accumulation Unit Value.....  $  16.24   $  15.15   $  12.94   $  12.66   $  11.20
Total Return.........................      7.2%      17.0%       2.2%      13.0%      12.0%
Investment Income Ratio..............      1.4%       1.4%       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets...........................  $  4,117   $  2,250   $    903   $     16   $     --
Units Outstanding....................       324        183         84          2         --
Variable Accumulation Unit Value.....  $  13.20   $  12.32   $  10.55   $  10.33   $     --
Total Return.........................      7.1%      16.8%       2.1%       3.3%         --
Investment Income Ratio..............      1.5%       1.5%       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 53,267   $ 49,082   $ 38,632   $ 26,791   $  5,783
Units Outstanding....................     3,351      3,267      3,006      2,128        518
Variable Accumulation Unit Value.....  $  16.07   $  15.00   $  12.85   $  12.59   $  11.16
Total Return.........................      7.1%      16.8%       2.1%      12.8%      11.6%
Investment Income Ratio..............      1.4%       1.4%       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets...........................  $ 75,329   $ 65,052   $ 45,332   $ 24,618   $  5,370
Units Outstanding....................     4,633      4,290      3,492      1,941        478
Variable Accumulation Unit Value.....  $  16.25   $  15.16   $  12.96   $  12.68   $  11.23
Total Return.........................      7.2%      16.9%       2.2%      13.0%      12.3%
Investment Income Ratio..............      1.4%       1.4%       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets...........................  $  7,393   $  6,702   $  4,636   $  2,966   $    933
Units Outstanding....................       464        451        364        237         84
Variable Accumulation Unit Value.....  $  15.89   $  14.85   $  12.75   $  12.53   $  11.13
Total Return.........................      7.0%      16.5%       1.8%      12.5%      11.3%
Investment Income Ratio..............      1.4%       1.4%       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets...........................  $ 50,837   $ 42,586   $ 29,037   $ 15,499   $  3,257
Units Outstanding....................     3,177      2,850      2,261      1,233        292
Variable Accumulation Unit Value.....  $  15.98   $  14.93   $  12.81   $  12.57   $  11.16
Total Return.........................      7.0%      16.6%       1.9%      12.6%      11.6%
Investment Income Ratio..............      1.4%       1.4%       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                       Van Kampen UIF                                     Victory VIF
                 Emerging Markets Equity--                            Diversified Stock--
                          Class II                                      Class A Shares
    ----------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $ 20,903   $15,653..  $  6,717   $  2,225   $    424   $  7,998   $  7,789   $  5,802   $  2,061
         604   526.....        304        134         31        552        578        483        184
    $  34.54   $29.67...  $  21.93   $  16.63   $  13.71   $  14.48   $  13.45   $  12.00   $  11.19
       16.4%   35.3%...      31.9%      21.3%      37.1%       7.6%      12.1%       7.2%      11.9%
          --   0.8%....       0.4%       0.7%         --       0.8%       0.3%       0.1%       1.6%

    $  1,822   $882.....  $    183   $      1   $     --   $    540   $    407   $    136   $     --
          82   46......         13         --         --         42         34         13         --
    $  22.08   $18.98...  $  14.06   $  10.67   $     --   $  12.84   $  11.94   $  10.67   $  10.00
       16.3%   35.0%...      31.7%       6.7%         --       7.5%      11.9%       6.7%         --
          --   0.7%....       0.4%         --         --       0.8%       0.3%         --         --

    $ 28,428   $23,362..  $ 11,562   $  4,867   $  1,422   $  4,045   $  3,751   $  2,706   $  1,176
         861   820.....        555        305        108        284        283        228        106
    $  33.02   $28.40...  $  21.04   $  15.98   $  13.20   $  14.26   $  13.26   $  11.85   $  11.08
       16.3%   35.0%...      31.7%      21.0%      32.0%       7.5%      11.9%       7.0%      10.8%
          --   0.8%....       0.4%       0.7%         --       0.8%       0.3%       0.1%       1.5%

    $ 35,629   $27,320..  $ 12,712   $  4,745   $    729   $  7,350   $  6,514   $  4,210   $  1,599
       1,039   924.....        582        287         53        522        498        361        147
    $  34.32   $29.49...  $  21.82   $  16.55   $  13.65   $  14.08   $  13.08   $  11.68   $  10.90
       16.4%   35.2%...      31.8%      21.2%      36.5%       7.6%      12.0%       7.2%       9.0%
          --   0.7%....       0.4%       0.7%         --       0.8%       0.3%       0.1%       1.8%

    $  1,292   $949.....  $    462   $     73   $     --   $    607   $    605   $    260   $     13
          49   42......         28          6         --         44         47         22          1
    $  26.18   $22.54...  $  16.74   $  12.76   $  10.57   $  13.88   $  12.92   $  11.58   $  10.85
       16.1%   34.6%...      31.3%      20.7%       5.7%       7.4%      11.6%       6.8%       8.5%
          --   0.7%....       0.3%       0.9%         --       0.8%       0.3%       0.1%       2.0%

    $ 25,572   $22,375..  $  8,696   $  2,312   $    297   $  4,102   $  3,798   $  3,197   $  1,007
         769   786.....        412        144         22        289        288        270         91
    $  32.97   $28.37...  $  21.05   $  16.01   $  13.25   $  14.19   $  13.21   $  11.82   $  11.06
       16.2%   34.8%...      31.5%      20.9%      32.5%       7.4%      11.7%       6.9%      10.6%
          --   0.8%....       0.4%       0.9%         --       0.8%       0.3%       0.1%       2.2%

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